UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21774

First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 765-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund
Book 1

First Trust Dow Jones Select MicroCap Index Fund (FDM)
First Trust Morningstar Dividend Leaders Index Fund (FDL)
First Trust US Equity Opportunities ETF (FPX)
First Trust NYSE(R) Arca(R) Biotechnology Index Fund (FBT)
First Trust Dow Jones Internet Index Fund (FDN)
First Trust Capital Strength ETF (FTCS)
First Trust Value Line(R) Dividend Index Fund (FVD)

Semi-Annual Report
For the Six Months Ended
June 30, 2021

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                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2021

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview

Portfolio of Investments

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the
"Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1

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SHAREHOLDER LETTER
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                        FIRST TRUST EXCHANGE-TRADED FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2021

Dear Shareholders,

First Trust is pleased to provide you with the semi-annual report for certain funds in the First Trust Exchange-Traded Fund (the "Funds"), which contains detailed information about the Funds for the six months ended June 30, 2021.

Since December of 2008, the Federal Reserve (the "Fed") has largely maintained an extremely accommodating stance on monetary policy. In other words, it has kept interest rates at very low levels, and has done so on purpose. From
December 2008 through June 2021 (a period that captured a portion of the financial crisis of 2007-2008 and the entire coronavirus ("COVID-19") pandemic), the Federal Funds target rate (upper bound) stood at 0.25% for approximately eight years and three months of that 12.5-year period. That is an aggressive posture to hold for such a long duration. For comparative purposes, the Federal
Funds target rate averaged 4.50% for the 20-year period ended December 31, 2008.
All along, the Fed has been signaling to savers, investors, and businesses alike that it wanted them to assume more risk. The Fed did not want money just sitting idle on the sidelines. It wanted the money to be put to work, so to speak, in such a way that it would stimulate U.S. economic growth and stave off any deflationary pressures potentially looming. It has been a tough road to hoe, as
I'm sure those investors who follow the economy closely have noticed.

Why am I taking this trip down memory lane? It is because the Federal Funds target rate currently stands at 0.25%, just like it did back in December 2008.
We can cite the severe hit to many parts of the U.S. economy from the COVID-19 pandemic, such as the leisure and travel industry, as to why the target rate has returned to such a low level. For all intents and purposes, until the economy reaches full employment (4% unemployment rate) and a 2% plus inflation rate for a sustained period, the Fed has stated that it intends to maintain the status quo. Since inflation has risen notably in recent months, the Fed is now forecasting a couple of rate hikes in 2023. At a minimum, that is still 18 months away. Keep in mind, however, the Fed reserves the right to change its posture at any time.

As previously noted, the Fed has been encouraging savers and investors to assume more risk for over a decade. One of the best barometers of risk in the securities markets is the default rate on speculative-grade (below investment-grade) debt, in my opinion. High yield corporate bonds behave like a hybrid security between other fixed-income securities and stocks. They share behavioral characteristics of both, and they are economically sensitive. Moody's reported that its global speculative-grade default rate stood at 4.0% in June
2021, according to its own release. Moody's puts the historical average default rate at 4.2%. Its baseline scenario sees the default rate declining to 1.7% by
December 2021. Moody's recorded 28 defaults over the first six months of 2021, down from 114 defaults over the same period a year ago. I believe that investors should take some comfort in knowing that defaults are trending lower, not higher, in the current economic climate.

Companies have heeded the Fed's call for risk-taking, as measured by this year's robust global mergers and acquisitions ("M&A") activity. Global M&A activity set a record high in the first half of 2021, with announced deals valued at $2.8 trillion, according to data from Refinitiv. U.S. M&A activity also reached a record high, coming in at $1.3 trillion for the same period, or around 46% of the global total. M&A specialists expect deal-making to remain robust for the rest of 2021, due to low borrowing costs and stronger economic growth.

In closing, we welcome the reopening of the U.S. economy and, hopefully, the global economy shortly thereafter. We encourage investors to stay the course even though the markets could experience some turbulence in the months ahead.
The potential for additional volatility represents an opportunity for investors to check their asset allocation levels to determine if they are suitable for an extended inflationary climate.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2021 (UNAUDITED)

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

We have learned recently that the reopening process for the economy from the coronavirus ("COVID-19") pandemic, while underway, is likely to be more of a work in progress than a foregone conclusion. It has to do with the spread of the highly contagious Delta variant, now found in all 50 states. The Delta variant, which was first identified in India in 2020, appears to be more problematic for those individuals who have yet to be vaccinated. Cases are rising rapidly. The
Centers for Disease Control and Prevention expects the Delta variant to account for approximately 80% of new cases moving forward. The concern has quickly elevated, and some state and local governments, such as Los Angeles County, are contemplating reinstating the mask mandate for businesses and other public venues. This is something we intend to monitor moving forward to assess its potential near-term impact on the economy.

The global growth forecast from the International Monetary Fund ("IMF") released in April 2021 projected a rate of 6.0% for real gross domestic product growth for 2021, up from -3.3% in 2020. The IMF is calling for a 6.4% growth rate for the U.S. in 2021, up from -3.5% from the previous year. Advanced Economies are expected to register a 5.1% growth rate, up from -4.7% for the previous year. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than Advanced Economies in 2021. Their 2021 growth rate estimate is 6.7%, up from -2.2% a year ago.

The marketplace for exchange-traded funds ("ETFs") and related exchange-traded products ("ETPs") continues to set records, both domestically and abroad. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at an all-time high of $6.51 trillion at the close of June 2021, according to its own release. In the first half of 2021, net inflows to ETFs/ETPs listed in the U.S. totaled a record high
$472.18 billion, with $327.44 billion of it flowing to equity funds. Total assets invested in ETFs/ETPs listed globally stood at an all-time high of $9.35 trillion for the same period. In the first half of this year, net inflows to
ETFs/ETPs listed globally totaled a record high $660.73 billion, with $460.73 billion of it flowing to equity funds.

U.S. STOCKS AND BONDS

In the first half of 2021, three of the major U.S. stock indices posted double-digit gains. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P
SmallCap 600(R) Index posted total returns of 15.25%, 17.60%, and 23.56%, respectively, according to Bloomberg. All 11 of the major sectors that comprise the S&P 500(R) Index posted positive total returns. The top-performing sectors were Energy, Financials, Real Estate and Communication Services, up 45.64%,
25.69%, 23.30% and 19.67%, respectively, while the worst-performing sectors were
Utilities, up 2.38%, and Consumer Staples, up 5.02%. Bloomberg's 2021 and 2022
consensus earnings growth rate estimates for the S&P 500(R) Index were 35.94%
and 12.41%, respectively, as of July 2, 2021.

Corporate America is cash rich. Non-financial companies in the S&P 500(R) Index that reported their earnings results in April and May of 2021 increased their cash holdings by 12% year-over-year, according to Bloomberg. Cash holdings, which include short-term investments and long-term marketable securities, reached $2.03 trillion. The sectors holding the most cash are as follows:
Information Technology ($587.7 billion); Communication Services ($345.2 billion); Consumer Discretionary ($294.9 billion); Health Care ($288.4 billion);
and Industrials ($280.4 billion).

In the U.S. bond market, the major bond groups produced a mixed bag of returns in the first half of 2021. The top-performing major debt group we track is speculative-grade in nature. The Bloomberg Barclays U.S. Corporate High Yield
Index posted a total return of 3.62%. The worst-performing debt group we track is a blend of government and investment-grade corporate bonds. The Bloomberg
Barclays U.S. Aggregate Index posted a total return of -1.60%. The yield on the benchmark 10-Year Treasury Note rose 55 basis points to 1.47% in the first half of 2021, according to Bloomberg. For comparative purposes, its average yield for the 20-year period ended June 30, 2021, was 3.07%. It is still extraordinarily low.

FOREIGN STOCKS AND BONDS

The U.S. dollar rose by 2.78% against a basket of major currencies in the first half of 2021, as measured by the U.S. Dollar Index ("DXY"), according to
Bloomberg. The DXY closed at a reading of 92.44 on June 30, 2021, above its
20-year average of 89.41. The stronger U.S. dollar likely had a bit of a negative influence on the returns of foreign securities held by U.S. investors, providing they were unhedged. The strength in the dollar was more noticeable with respect to bond returns due to the low interest rate levels persisting in many foreign debt markets, in our opinion.

The Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of -0.97% (USD), while the Bloomberg Barclays Global
Aggregate Index of higher quality debt declined by 3.21% (USD). With respect to equities, the MSCI Emerging Markets Index of stocks posted a total return of
7.45% (USD), while the MSCI World ex USA Index was up 9.92% (USD) on a total return basis, according to Bloomberg.

                                                                          Page 3

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

The First Trust Dow Jones Select MicroCap Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Dow Jones Select
MicroCap Index(SM) (the "Index"). The Fund will normally invest at least 80% of its net assets (including investment borrowings) in the common stocks of U.S.
micro-capitalization companies which are publicly traded in the United States.
The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is designed to measure the performance of micro-cap stocks issued by U.S.
companies that are comparatively liquid and have strong fundamentals relative to the micro-cap segment as a whole. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca, Inc. ("NYSE Arca"). The first day of secondary market trading in shares of the Fund was September 30, 2005.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                     6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                      Ended       Ended      Ended      Ended      (9/27/05)      Ended      Ended      (9/27/05)
                                     6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                   29.21%     59.92%     14.52%      11.87%       8.52%        96.99%    207.01%      262.64%
Market Value                          29.09%     60.01%     14.50%      11.89%       8.52%        96.81%    207.53%      262.79%

INDEX PERFORMANCE
Dow Jones Select MicroCap Index(SM)   29.60%     62.31%     15.36%      12.62%       9.27%       104.26%    228.30%      304.44%
Russell 2000(R) Index                 17.54%     62.03%     16.47%      12.34%       9.76%       114.29%    220.05%      333.68%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 18.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                     31.6%
Industrials                                    19.9
Health Care                                    13.8
Consumer Discretionary                          8.7
Information Technology                          7.0
Energy                                          6.8
Communication Services                          3.4
Materials                                       3.1
Real Estate                                     3.1
Consumer Staples                                1.9
Utilities                                       0.7
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Silvergate Capital Corp., Class A               3.5%
Anavex Life Sciences Corp.                      2.4
Enova International, Inc.                       1.9
US Concrete, Inc.                               1.8
Dime Community Bancshares, Inc.                 1.8
Clean Energy Fuels Corp.                        1.8
WideOpenWest, Inc.                              1.6
IES Holdings, Inc.                              1.6
Donnelley Financial Solutions, Inc.             1.5
Energy Recovery, Inc.                           1.4
                                             -------
   Total                                       19.3%
                                             =======

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The Dow Jones Select MicroCap Index(SM) ("Index") is a product of S&P Dow Jones
Indices LLC or its affiliates ("SPDJI") and has been licensed for use by First
Trust. Standard & Poor's(R) and S&P(R) are registered trademarks of Standard &
Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of
Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust.
The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the Index.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM) (CONTINUED)


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             DECEMBER 31, 2010 - JUNE 30, 2021

            First Trust Dow Jones
               Select MicroCap           Dow Jones Select        Russell 2000(R)
                 Index Fund             MicroCap Index(SM)            Index
12/10              $10,000                   $10,000                 $10,000
06/11               10,336                    10,373                  10,621
12/11                9,132                     9,184                   9,583
06/12                9,720                     9,808                  10,400
12/12               10,581                    10,717                  11,149
06/13               12,299                    12,495                  12,917
12/13               15,163                    15,459                  15,477
06/14               15,061                    15,403                  15,971
12/14               15,629                    16,025                  16,235
06/15               16,442                    16,906                  17,006
12/15               15,717                    16,218                  15,518
06/16               16,110                    16,669                  15,862
12/16               21,289                    22,086                  18,825
06/17               21,421                    22,274                  19,764
12/17               23,088                    24,083                  21,582
06/18               24,965                    26,116                  23,235
12/18               20,153                    21,147                  19,203
06/19               22,505                    23,697                  22,464
12/19               25,647                    27,073                  24,105
06/20               19,840                    20,982                  20,977
12/20               24,557                    26,277                  28,920
06/21               31,733                    34,055                  33,993


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

The First Trust Morningstar Dividend Leaders Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Morningstar(R) Dividend
Leaders Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is designed to measure the performance of the 100 highest-yielding stocks that have a consistent record of dividend payment and have the ability to sustain their dividend payments. The securities comprising the Morningstar(R) US Market Index(SM) serve as the Fund's selection universe.
The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was March 15, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                     6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                      Ended       Ended      Ended      Ended       (3/9/06)      Ended      Ended       (3/9/06)
                                     6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                   14.06%     36.18%      8.49%      11.02%        7.43%       50.33%    184.47%      199.70%
Market Value                          14.13%     36.38%      8.50%      11.02%        7.43%       50.37%    184.55%      199.70%

INDEX PERFORMANCE
Morningstar(R) Dividend Leaders
   Index(SM)                          14.43%     37.04%      9.07%      11.60%        7.98%       54.37%    199.79%      223.91%
S&P 500(R) Index                      15.25%     40.79%     17.65%      14.84%       10.53%      125.36%    298.93%      365.94%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 18.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Health Care                                    20.0%
Communication Services                         17.9
Consumer Staples                               17.6
Utilities                                      13.7
Energy                                         10.6
Information Technology                          9.0
Financials                                      8.1
Materials                                       2.5
Consumer Discretionary                          0.5
Industrials                                     0.1
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
AT&T, Inc.                                     10.1%
Verizon Communications, Inc.                    7.1
Chevron Corp.                                   7.0
AbbVie, Inc.                                    6.3
Pfizer, Inc.                                    6.0
Philip Morris International, Inc.               5.3
Merck & Co., Inc.                               4.8
Coca-Cola (The) Co.                             4.4
Altria Group, Inc.                              4.3
Broadcom, Inc.                                  4.2
                                             -------
   Total                                       59.5%
                                             =======

-----------------------------
Morningstar(R) and Morningstar(R) Dividend Leaders Index(SM) are registered trademarks and service marks of Morningstar, Inc. ("Morningstar") and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL) (CONTINUED)


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          DECEMBER 31, 2010 - JUNE 30, 2021

            First Trust Morningstar       Morningstar(R)
               Dividend Leaders              Dividend           S&P 500(R)
                  Index Fund             Leaders Index(SM)        Index
12/10               $10,000                   $10,000            $10,000
06/11                10,782                    10,811             10,601
12/11                11,444                    11,503             10,210
06/12                12,390                    12,497             11,179
12/12                12,489                    12,626             11,844
06/13                14,232                    14,428             13,481
12/13                15,326                    15,576             15,680
06/14                16,903                    17,229             16,800
12/14                17,312                    17,687             17,828
06/15                16,787                    17,188             18,047
12/15                17,784                    18,248             18,074
06/16                20,402                    20,996             18,768
12/16                21,469                    22,140             20,239
06/17                22,096                    22,848             22,132
12/17                24,032                    24,911             24,662
06/18                23,234                    24,146             25,319
12/18                22,620                    23,546             23,580
06/19                25,850                    26,991             27,952
12/19                28,135                    29,460             30,997
06/20                22,524                    23,649             30,043
12/20                26,890                    28,322             36,700
06/21                30,672                    32,410             42,295


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

The First Trust US Equity Opportunities ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX(R)-100 U.S. Index (the
"Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks that comprise the Index.
The Index seeks to measure the performance of the equity securities of the 100 largest and typically most liquid initial public offerings ("IPOs") (including spin-offs and equity carve-outs) of U.S. companies. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was April 13, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                     6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                      Ended       Ended      Ended      Ended      (4/12/06)      Ended      Ended      (4/12/06)
                                     6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                    7.77%     52.07%     21.06%      18.22%       13.82%      159.98%    433.11%      616.54%
Market Value                           7.75%     52.31%     21.06%      18.22%       13.82%      159.97%    433.40%      616.67%

INDEX PERFORMANCE
IPOX(R)-100 U.S. Index                 8.03%     52.89%     21.62%      18.84%       14.46%      166.13%    462.05%      680.54%
S&P 500(R) Index                      15.25%     40.79%     17.65%      14.84%       10.50%      125.36%    298.93%      356.62%
Russell 3000(R) Index                 15.11%     44.16%     17.89%      14.70%       10.53%      127.67%    294.05%      358.67%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 18.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                         35.6%
Health Care                                    13.7
Industrials                                    11.7
Communication Services                         10.7
Consumer Discretionary                         10.6
Financials                                      9.3
Materials                                       4.2
Consumer Staples                                2.8
Real Estate                                     0.7
Energy                                          0.7
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Marvell Technology, Inc.                        8.2%
Snap, Inc., Class A                             7.0
Uber Technologies, Inc.                         5.2
Tradeweb Markets, Inc., Class A                 3.4
Zoom Video Communications, Inc.,
   Class A                                      3.1
DocuSign, Inc.                                  3.0
Carvana Co.                                     2.9
Crowdstrike Holdings, Inc., Class A             2.8
Avantor, Inc.                                   2.5
Pinterest, Inc., Class A                        2.4
                                             -------
   Total                                       40.5%
                                             =======

-----------------------------
IPOX(R) and IPOX(R)-100 U.S. Index are registered international trademarks and service marks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by
First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and
IPOX makes no representation regarding the advisability of trading in such Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX) (CONTINUED)


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  DECEMBER 31, 2010 - JUNE 30, 2021

               First Trust
                US Equity            IPOX(R)-100        S&P 500(R)        Russell 3000(R)
            Opportunities ETF        U.S. Index           Index                Index
12/10            $10,000               $10,000           $10,000              $10,000
06/11             10,990                11,028            10,602               10,635
12/11             10,310                10,378            10,211               10,102
06/12             11,706                11,818            11,180               11,044
12/12             13,405                13,571            11,845               11,761
06/13             15,656                15,889            13,482               13,415
12/13             19,838                20,204            15,681               15,708
06/14             21,149                21,608            16,801               16,798
12/14             22,200                22,749            17,829               17,680
06/15             24,118                24,787            18,048               18,023
12/15             22,685                23,384            18,075               17,765
06/16             22,538                23,286            18,769               18,408
12/16             24,206                25,077            20,237               20,026
06/17             26,794                27,825            22,127               21,814
12/17             30,733                31,999            24,654               24,257
06/18             32,340                33,743            25,307               25,038
12/18             28,207                29,508            23,573               22,985
06/19             35,487                37,223            27,943               27,292
12/19             36,803                38,651            30,994               30,115
06/20             38,536                40,543            30,041               29,068
12/20             54,366                57,375            36,700               36,407
06/21             58,589                61,983            42,295               41,907


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE(R) ARCA(R) BIOTECHNOLOGY INDEX FUND (FBT)

The First Trust NYSE(R) Arca(R) Biotechnology Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the NYSE(R) Arca(R)
Biotechnology Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is an equal-dollar weighted index designed to measure the performance of a cross section of small, mid and large capitalization companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant
DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology and genomics. This Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The
Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                     6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                      Ended       Ended      Ended      Ended      (6/19/06)      Ended      Ended      (6/19/06)
                                     6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                    2.74%      2.97%     14.04%      14.71%       15.53%       92.92%    294.53%      775.15%
Market Value                           2.74%      2.96%     14.05%      14.70%       15.53%       92.93%    294.15%      775.10%

INDEX PERFORMANCE
NYSE(R) Arca(R) Biotechnology Index    3.04%      3.58%     14.65%      15.28%       16.15%       98.08%    314.62%      848.65%
S&P Composite 1500(R) Health Care
   Index                              11.81%     28.88%     14.52%      15.91%       12.48%       96.99%    337.90%      485.61%
NASDAQ(R) Biotechnology Index          8.55%     20.52%     14.44%      17.08%       14.36%       96.32%    383.96%      651.25%
S&P 500(R) Index                      15.25%     40.79%     17.65%      14.84%       10.89%      125.36%    298.93%      372.63%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 18.)

-----------------------------------------------------------
                                           % OF TOTAL
INDUSTRY CLASSIFICATION               LONG-TERM INVESTMENTS
-----------------------------------------------------------
Biotechnology                                  80.1%
Life Sciences Tools & Services                 17.1
Pharmaceuticals                                 2.8
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Moderna, Inc.                                   4.3%
FibroGen, Inc.                                  4.2
Biogen, Inc.                                    4.0
Alkermes PLC                                    3.9
Alnylam Pharmaceuticals, Inc.                   3.8
Illumina, Inc.                                  3.7
ACADIA Pharmaceuticals, Inc.                    3.6
Charles River Laboratories
   International, Inc.                          3.6
Bluebird Bio, Inc.                              3.5
IQVIA Holdings, Inc.                            3.5
                                             -------
   Total                                       38.1%
                                             =======

-----------------------------
NYSE and NYSE(R) Arca(R) Biotechnology Index ("Index") are service/trademarks of
ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the index or the Fund. See the prospectus for a full copy of the disclaimer.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE(R) ARCA(R) BIOTECHNOLOGY INDEX FUND (FBT) (CONTINUED)


                                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                DECEMBER 31, 2010 - JUNE 30, 2021

             First Trust NYSE(R)         NYSE(R) Arca(R)        S&P Composite           NASDAQ(R)
            Arca(R) Biotechnology         Biotechnology         1500(R) Health        Biotechnology        S&P 500(R)
                 Index Fund                   Index               Care Index              Index              Index
12/10              $10,000                   $10,000               $10,000               $10,000            $10,000
06/11               11,221                    11,256                11,419                11,434             10,602
12/11                8,364                     8,410                11,188                11,208             10,211
06/12               11,223                    11,321                12,474                13,989             11,180
12/12               11,786                    11,921                13,242                14,827             11,845
06/13               14,877                    15,081                15,971                18,812             13,482
12/13               17,690                    17,977                18,828                24,608             15,681
06/14               21,069                    21,434                20,748                27,933             16,801
12/14               26,117                    26,591                23,495                33,075             17,829
06/15               31,779                    32,409                25,891                40,283             18,048
12/15               28,979                    29,619                25,236                36,967             18,075
06/16               22,946                    23,523                25,382                28,187             18,769
12/16               23,299                    23,946                24,717                29,075             20,237
06/17               29,212                    30,098                28,788                34,117             22,127
12/17               31,917                    32,972                30,271                35,366             24,654
06/18               35,900                    37,163                31,264                36,476             25,307
12/18               31,856                    33,060                32,301                32,225             23,574
06/19               36,105                    37,563                35,013                36,393             27,946
12/19               38,158                    39,899                39,043                40,325             30,995
06/20               42,993                    45,077                38,801                45,917             30,041
12/20               43,088                    45,293                44,725                50,978             36,700
06/21               44,270                    46,670                50,004                55,336             42,295


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

The First Trust Dow Jones Internet Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Internet Composite
Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the
Index. The Index is designed to measure the performance of the largest and most actively traded securities issued by U.S. companies in the Internet industry.
The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                     6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                      Ended       Ended      Ended      Ended      (6/19/06)      Ended      Ended      (6/19/06)
                                     6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                   15.29%     43.57%     27.69%      21.06%       18.17%      239.51%    575.97%     1,129.39%
Market Value                          15.29%     43.66%     27.68%      21.05%       18.17%      239.29%    575.73%     1,129.29%

INDEX PERFORMANCE
Dow Jones Internet Composite
   Index(SM)                          15.56%     44.27%     28.41%      21.74%       18.81%      249.07%    614.94%     1,234.14%
S&P Composite 1500(R) Information
   Technology Index                   13.66%     43.16%     30.68%      21.48%       16.46%      281.08%    599.73%       887.66%
S&P 500(R) Index                      15.25%     40.79%     17.65%      14.84%       10.89%      125.36%    298.93%       372.63%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 18.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                         44.6%
Communication Services                         34.3
Consumer Discretionary                         17.1
Health Care                                     4.0
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Amazon.com, Inc.                                9.5%
Facebook, Inc., Class A                         7.5
PayPal Holdings, Inc.                           5.5
Alphabet, Inc., Class A                         4.8
Alphabet, Inc., Class C                         4.7
Netflix, Inc.                                   4.6
salesforce.com, Inc.                            4.4
Cisco Systems, Inc.                             4.2
Zoom Video Communications, Inc.,
   Class A                                      3.3
Snap, Inc., Class A                             2.8
                                             -------
   Total                                       51.3%
                                             =======

-----------------------------
The Dow Jones Internet Composite Index(SM) ("Index") is a product of S&P Dow
Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by
First Trust. Standard & Poor's(R) and S&P(R) are registered trademarks of
Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN) (CONTINUED)


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       DECEMBER 31, 2010 - JUNE 30, 2021

               First Trust                Dow Jones                               S&P Composite 1500(R)
            Dow Jones Internet        Internet Composite       S&P 500(R)         Information Technology
                Index Fund                Index(SM)               Index                   Index
12/10            $10,000                   $10,000               $10,000                 $10,000
06/11             10,575                    10,601                10,602                  10,246
12/11              9,425                     9,488                10,211                  10,112
06/12             10,316                    10,416                11,180                  11,398
12/12             11,391                    11,540                11,845                  11,603
06/13             13,245                    13,456                13,482                  12,384
12/13             17,473                    17,813                15,681                  14,967
06/14             17,389                    17,759                16,801                  16,232
12/14             17,897                    18,311                17,829                  17,803
06/15             19,613                    20,122                18,048                  18,034
12/15             21,792                    22,413                18,075                  18,799
06/16             21,055                    21,709                18,769                  18,810
12/16             23,297                    24,082                20,237                  21,579
06/17             27,658                    28,667                22,127                  25,165
12/17             32,061                    33,317                24,654                  29,624
06/18             40,188                    41,866                25,307                  32,746
12/18             34,051                    35,586                23,574                  29,416
06/19             41,940                    44,025                27,946                  37,371
12/19             40,618                    42,720                30,995                  44,031
06/20             49,785                    52,532                30,041                  50,071
12/20             62,008                    65,585                36,700                  63,075
06/21             71,484                    75,791                42,295                  71,694


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

The First Trust Capital Strength ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Capital Strength Index(SM) (the
"Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index. The Index seeks to provide exposure to well-capitalized companies with strong market positions that have the potential to provide their stockholders with a greater degree of stability and performance over time. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the
Index changes are made public. The Fund's shares are listed for trading on The
Nasdaq Stock Market LLC. The first day of secondary market trading in shares of the Fund was July 11, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                     6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                      Ended       Ended      Ended      Ended       (7/6/06)      Ended      Ended       (7/6/06)
                                     6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                   12.56%     30.63%     15.06%      13.60%       10.89%      101.65%    258.01%      370.62%
Market Value                          12.59%     30.66%     15.05%      13.61%       10.89%      101.57%    258.10%      370.56%

INDEX PERFORMANCE
The Capital Strength Index(SM)*       12.89%     31.44%     15.78%       N/A          N/A        108.05%      N/A          N/A
S&P 500(R) Index                      15.25%     40.79%     17.65%      14.84%       10.71%      125.36%    298.93%      359.57%
------------------------------------------------------------------------------------------------------------------------------------


*     On June 4, 2013, the Fund's underlying index changed from the Credit
      Suisse U.S. Value Index, Powered by HOLT(TM) to The Capital Strength
      Index(SM). On June 18, 2010, the Fund's underlying index changed from the
      Deutsche Bank CROCI(R) US+ Index(TM) to the Credit Suisse U.S. Value
      Index, Powered by HOLT(TM). Since the Fund's new underlying index had an inception date of March 20, 2013, it was not in existence for some of the periods disclosed.

(See Notes to Fund Performance Overview on page 18.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                    23.9%
Health Care                                    20.4
Consumer Staples                               19.5
Financials                                     14.6
Consumer Discretionary                          9.9
Information Technology                          8.0
Communication Services                          2.0
Materials                                       1.7
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Edwards Lifesciences Corp.                      2.3%
United Parcel Service, Inc., Class B            2.3
NIKE, Inc., Class B                             2.2
Expeditors International of Washington,
  Inc.                                          2.2
Moody's Corp.                                   2.2
Zoetis, Inc.                                    2.2
Marsh & McLennan Cos., Inc.                     2.2
Agilent Technologies, Inc.                      2.1
Nasdaq, Inc.                                    2.1
S&P Global, Inc.                                2.1
                                             -------
   Total                                       21.9%
                                             =======

-----------------------------
Nasdaq(R) and The Capital Strength Index(SM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The
Fund is not issued, endorsed, sold or promoted by the Corporations. THE
CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS) (CONTINUED)


        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             DECEMBER 31, 2010 - JUNE 30, 2021

            First Trust Capital        S&P 500(R)
               Strength ETF              Index
12/10             $10,000               $10,000
06/11              10,787                10,602
12/11               9,706                10,211
06/12              10,233                11,180
12/12              11,400                11,845
06/13              13,298                13,482
12/13              15,492                15,681
06/14              16,356                16,801
12/14              17,887                17,829
06/15              17,857                18,048
12/15              18,182                18,075
06/16              19,153                18,769
12/16              19,741                20,237
06/17              22,187                22,127
12/17              24,969                24,654
06/18              25,176                25,307
12/18              23,945                23,573
06/19              28,152                27,943
12/19              30,349                30,994
06/20              29,566                30,040
12/20              34,309                36,700
06/21              38,618                42,295


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

The First Trust Value Line(R) Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index (the
"Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index seeks to measure the performance of the securities ranked #1 or #2 according to Value Line Publishing, LLC's proprietary
Value Line(R) Safety(SM) Ranking System that are also still expected to provide above-average dividend yield. The Index is rebalanced and reconstituted monthly, and the Fund will make corresponding changes to its portfolio shortly after the
Index changes are made public. The Fund's shares are listed for trading on the
NYSE Arca.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                     6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                      Ended       Ended      Ended      Ended      (8/19/03)      Ended      Ended      (8/19/03)
                                     6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                   14.38%     33.82%     10.57%      12.13%       10.09%       65.29%    214.09%      457.16%
Market Value                          14.32%     33.88%     10.57%      12.11%       10.09%       65.24%    213.61%      457.02%

INDEX PERFORMANCE
Value Line(R) Dividend Index*         14.83%     34.96%     11.48%      13.05%        N/A         72.15%    240.81%        N/A
S&P 500(R) Index                      15.25%     40.79%     17.65%      14.84%       10.71%      125.36%    298.93%      515.28%
Dow Jones U.S. Select Dividend
   Index(SM)*                         23.69%     50.71%     10.74%      12.48%        N/A         66.56%    224.01%        N/A
------------------------------------------------------------------------------------------------------------------------------------


      On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) Dividend
      Fund (the "Predecessor FVD Fund," a closed-end fund), which had an inception date of August 19, 2003. The inception date total returns at net asset value ("NAV") include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the
      Fund are substantially similar to those of the Predecessor FVD Fund. The inception date of the Index was July 3, 2006. Returns for the Index are
      only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (December 15, 2006) through period end (June 30, 2021)
      were 244.46% and 246.02% at NAV and Market Value, respectively. That compares to an Index return of 286.90% for the same period. The average annual total returns for the period from the reorganization date (December
      15, 2006) through period end (June 30, 2021) were 8.88% and 8.91% at NAV and Market Value, respectively. That compares to an Index return of 9.75%
      for the same period.

      NAV and Market Value returns assume that all distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to
      December 15, 2006, NAV and Market Value returns assumed that all distributions were reinvested at prices obtained by the Dividend
      Reinvestment Plan of the Predecessor FVD Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE
      American) closing market price of the Predecessor FVD Fund.

*     Performance data is not available for all the periods shown in the table because performance data does not exist for the periods shown.

(See Notes to Fund Performance Overview on page 18.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                      18.4%
Industrials                                    17.1
Financials                                     16.6
Health Care                                    11.0
Consumer Staples                               11.0
Information Technology                         10.5
Materials                                       4.5
Consumer Discretionary                          4.0
Real Estate                                     3.4
Communication Services                          3.0
Energy                                          0.5
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Morgan Stanley                                  0.5%
A.O. Smith Corp.                                0.5
Goldman Sachs Group (The), Inc.                 0.5
Taiwan Semiconductor Manufacturing
   Co., Ltd., ADR                               0.5
Houlihan Lokey, Inc.                            0.5
Analog Devices, Inc.                            0.5
Clorox (The) Co.                                0.5
Abbott Laboratories                             0.5
Corning, Inc.                                   0.5
Hubbell, Inc.                                   0.5
                                             -------
   Total                                        5.0%
                                             =======

-----------------------------
Value Line(R) and Value Line(R) Dividend Index are trademarks or registered trademarks of Value Line, Inc. ("Value Line") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD) (CONTINUED)


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      DECEMBER 31, 2010 - JUNE 30, 2021

                 First Trust
                Value Line(R)           Value Line(R)         S&P 500(R)        Dow Jones U.S. Select
             Dividend Index Fund        Dividend Index          Index            Dividend Index(SM)
12/10              $10,000                 $10,000             $10,000                 $10,000
06/11               10,813                  10,857              10,602                  10,839
12/11               10,903                  10,988              10,211                  11,242
06/12               11,593                  11,741              11,180                  11,977
12/12               12,121                  12,316              11,845                  12,460
06/13               13,805                  14,088              13,482                  14,186
12/13               15,342                  15,714              15,681                  16,081
06/14               16,650                  17,131              16,801                  17,667
12/14               17,789                  18,373              17,829                  18,550
06/15               17,419                  18,061              18,048                  17,888
12/15               18,011                  18,758              18,075                  18,248
06/16               20,547                  21,493              18,769                  21,086
12/16               21,603                  22,684              20,237                  22,260
06/17               22,778                  24,011              22,127                  23,616
12/17               24,300                  25,706              24,654                  25,697
06/18               24,110                  25,606              25,307                  25,959
12/18               23,458                  25,002              23,575                  24,161
06/19               27,465                  29,401              27,945                  27,457
12/19               29,699                  31,903              30,994                  29,752
06/20               25,381                  27,413              30,040                  23,303
12/20               29,694                  32,220              36,700                  28,393
06/21               33,963                  37,002              42,295                  35,119


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2021 (UNAUDITED)

As a shareholder of First Trust Dow Jones Select MicroCap Index Fund, First
Trust Morningstar Dividend Leaders Index Fund, First Trust US Equity
Opportunities ETF, First Trust NYSE(R) Arca(R) Biotechnology Index Fund, First
Trust Dow Jones Internet Index Fund, First Trust Capital Strength ETF or First
Trust Value Line(R) Dividend Index Fund (each a "Fund" and collectively, the
"Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE        DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2021      JUNE 30, 2021       PERIOD (a)         PERIOD (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST DOW JONES SELECT MICROCAP INDEX
   FUND (FDM)
Actual                                               $1,000.00           $1,292.10            0.60%              $3.41
Hypothetical (5% return before expenses)             $1,000.00           $1,021.82            0.60%              $3.01

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX
   FUND (FDL)
Actual                                               $1,000.00           $1,140.60            0.45%              $2.39
Hypothetical (5% return before expenses)             $1,000.00           $1,022.56            0.45%              $2.26

FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)
Actual                                               $1,000.00           $1,077.70            0.57%              $2.94
Hypothetical (5% return before expenses)             $1,000.00           $1,021.97            0.57%              $2.86

FIRST TRUST NYSE(R) ARCA(R) BIOTECHNOLOGY INDEX
   FUND (FBT)
Actual                                               $1,000.00           $1,027.40            0.55%              $2.76
Hypothetical (5% return before expenses)             $1,000.00           $1,022.07            0.55%              $2.76

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)
Actual                                               $1,000.00           $1,152.90            0.51%              $2.72
Hypothetical (5% return before expenses)             $1,000.00           $1,022.27            0.51%              $2.56

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)
Actual                                               $1,000.00           $1,125.60            0.55%              $2.90
Hypothetical (5% return before expenses)             $1,000.00           $1,022.07            0.55%              $2.76


                                                                         Page 19


FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JUNE 30, 2021 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE        DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2021      JUNE 30, 2021       PERIOD (a)         PERIOD (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
Actual                                               $1,000.00           $1,143.80            0.67%              $3.56
Hypothetical (5% return before expenses)             $1,000.00           $1,021.47            0.67%              $3.36


(a)   These expense ratios reflect expense caps for certain Funds. See Note 3 in
      Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1,
      2021 through June 30, 2021), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 0.8%
      29,759 Vectrus, Inc. (a)                 $      1,416,231
                                               ----------------
             AIR FREIGHT & LOGISTICS -- 0.5%
     114,523 Radiant Logistics, Inc. (a)                793,644
                                               ----------------
             AUTO COMPONENTS -- 0.6%
      48,382 Motorcar Parts of America,
                Inc. (a)                              1,085,692
                                               ----------------
             BANKS -- 17.8%
      69,682 Amalgamated Financial Corp.              1,089,130
      39,488 Arrow Financial Corp.                    1,419,594
      16,087 Bank First Corp. (b)                     1,122,390
      38,020 Bar Harbor Bankshares                    1,088,132
      29,522 Capital City Bank Group, Inc.              761,372
      89,741 Dime Community Bancshares, Inc.          3,017,092
      65,403 Farmers National Banc Corp.              1,014,401
      53,365 First Bancshares (The), Inc.             1,997,452
      56,762 First of Long Island (The) Corp.         1,205,057
     142,624 HarborOne Bancorp, Inc.                  2,045,228
      55,310 Independent Bank Corp.                   1,200,780
      19,704 Metropolitan Bank Holding
                Corp. (a)                             1,186,575
      19,069 Northeast Bank                             569,591
      15,759 Northrim BanCorp, Inc.                     673,697
      65,572 Old Second Bancorp, Inc.                   813,093
      34,674 Professional Holding Corp.,
                Class A (a) (b)                         624,826
      37,820 QCR Holdings, Inc.                       1,818,764
      12,426 Red River Bancshares, Inc.                 627,637
      38,480 Reliant Bancorp, Inc.                    1,067,050
      52,749 Silvergate Capital Corp.,
                Class A (a)                           5,977,517
      37,829 West BanCorp, Inc.                       1,049,755
                                               ----------------
                                                     30,369,133
                                               ----------------
             BIOTECHNOLOGY -- 8.2%
      51,273 Actinium Pharmaceuticals,
                Inc. (a) (b)                            405,569
     146,320 Aldeyra Therapeutics, Inc. (a) (b)       1,657,806
     177,823 Anavex Life Sciences Corp. (a)           4,065,034
      45,013 Axcella Health, Inc. (a) (b)               180,502
      74,691 BrainStorm Cell Therapeutics,
                Inc. (a) (b)                            283,826
      35,952 Cabaletta Bio, Inc. (a) (b)                309,187
     174,841 Calithera Biosciences,
                Inc. (a) (b)                            365,418
     244,062 Catalyst Pharmaceuticals, Inc. (a)       1,403,356
      86,881 ContraFect Corp. (a) (b)                   382,276
      37,618 Enochian Biosciences, Inc. (a) (b)         186,961
      44,238 Equillium, Inc. (a) (b)                    260,562
     108,228 Genprex, Inc. (a)                          362,564
     213,109 IVERIC bio, Inc. (a)                     1,344,718
      72,807 Jounce Therapeutics, Inc. (a)              495,088
      96,456 Kezar Life Sciences, Inc. (a)              523,756
      73,098 NeuBase Therapeutics, Inc. (a) (b)         350,139
     110,180 Ovid therapeutics, Inc. (a)                430,804
     537,351 Palatin Technologies, Inc. (a) (b)         327,784
     154,019 Solid Biosciences, Inc. (a)                563,710
                                               ----------------
                                                     13,899,060
                                               ----------------

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             CAPITAL MARKETS -- 3.7%
       7,379 Diamond Hill Investment Group,
                Inc.                           $      1,234,580
      75,619 Donnelley Financial Solutions,
                Inc. (a)                              2,495,427
      23,327 Oppenheimer Holdings, Inc.,
                Class A                               1,185,945
      40,755 Victory Capital Holdings, Inc.,
                Class A                               1,315,979
                                               ----------------
                                                      6,231,931
                                               ----------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.9%
      92,906 Kimball International, Inc.,
                Class B                               1,221,714
      84,572 Quad/Graphics, Inc. (a)                    350,974
                                               ----------------
                                                      1,572,688
                                               ----------------
             COMMUNICATIONS EQUIPMENT
                -- 0.5%
      88,395 Casa Systems, Inc. (a)                     784,064
                                               ----------------
             CONSTRUCTION & ENGINEERING
                -- 3.6%
     155,670 HC2 Holdings, Inc. (a)                     619,566
      52,911 IES Holdings, Inc. (a)                   2,717,509
      25,029 Northwest Pipe Co. (a)                     707,069
      71,901 Orion Group Holdings, Inc. (a)             413,431
      72,628 Sterling Construction Co.,
                Inc. (a)                              1,752,514
                                               ----------------
                                                      6,210,089
                                               ----------------
             CONSTRUCTION MATERIALS -- 1.8%
      40,948 US Concrete, Inc. (a)                    3,021,962
                                               ----------------
             CONSUMER FINANCE -- 2.8%
      43,337 Curo Group Holdings Corp.                  736,729
      93,310 Enova International, Inc. (a)            3,192,135
      44,754 Oportun Financial Corp. (a)                896,423
                                               ----------------
                                                      4,825,287
                                               ----------------
             CONTAINERS & PACKAGING -- 0.6%
      17,390 UFP Technologies, Inc. (a)                 998,534
                                               ----------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.3%
      79,146 Universal Technical Institute,
                Inc. (a)                                513,658
                                               ----------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 1.2%
      36,661 Alerus Financial Corp.                   1,063,536
      20,640 A-Mark Precious Metals, Inc.               959,760
                                               ----------------
                                                      2,023,296
                                               ----------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.2%
     120,879 Alaska Communications Systems
                Group, Inc. (a)                         402,527
                                               ----------------
             ELECTRIC UTILITIES -- 0.2%
      29,338 Spark Energy, Inc., Class A (b)            332,399
                                               ----------------

                        See Notes to Financial Statements                Page 21


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRICAL EQUIPMENT -- 1.6%
      30,239 Allied Motion Technologies, Inc.  $      1,044,152
      67,279 LSI Industries, Inc.                       538,905
      65,700 Orion Energy Systems, Inc. (a)             376,461
      22,561 Powell Industries, Inc.                    698,263
                                               ----------------
                                                      2,657,781
                                               ----------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.2%
      63,364 Kimball Electronics, Inc. (a)            1,377,533
      56,657 LightPath Technologies, Inc.,
                Class A (a) (b)                         143,909
      29,819 Napco Security Technologies,
                Inc. (a)                              1,084,517
      31,957 Vishay Precision Group, Inc. (a)         1,087,816
                                               ----------------
                                                      3,693,775
                                               ----------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.2%
      63,383 Exterran Corp. (a)                         301,703
                                               ----------------
             ENTERTAINMENT -- 0.6%
      61,909 Sciplay Corp., Class A (a)               1,049,358
                                               ----------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 2.1%
      41,057 One Liberty Properties, Inc.             1,165,608
     106,671 UMH Properties, Inc.                     2,327,561
                                               ----------------
                                                      3,493,169
                                               ----------------
             FOOD & STAPLES RETAILING -- 0.5%
      32,142 Natural Grocers by Vitamin
                Cottage, Inc.                           345,205
      21,358 Village Super Market, Inc.,
                Class A                                 502,127
                                               ----------------
                                                        847,332
                                               ----------------
             FOOD PRODUCTS -- 0.5%
      16,982 Seneca Foods Corp., Class A (a)            867,441
                                               ----------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 0.6%
      20,515 Bellerophon Therapeutics, Inc. (a)          99,293
      16,640 FONAR Corp. (a)                            294,195
      88,740 Invacare Corp. (a)                         716,132
                                               ----------------
                                                      1,109,620
                                               ----------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 0.8%
      60,121 Triple-S Management Corp. (a)            1,338,895
                                               ----------------
             HEALTH CARE TECHNOLOGY -- 0.6%
      32,534 Computer Programs and Systems,
                Inc.                                  1,081,105
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 0.8%
      20,794 RCI Hospitality Holdings, Inc.           1,376,563
                                               ----------------
             HOUSEHOLD DURABLES -- 2.5%
      75,480 Beazer Homes USA, Inc. (a)               1,456,009
      55,657 Ethan Allen Interiors, Inc.              1,536,133

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             HOUSEHOLD DURABLES (CONTINUED)
      11,507 Hovnanian Enterprises, Inc.,
                Class A (a)                    $      1,223,079
                                               ----------------
                                                      4,215,221
                                               ----------------
             HOUSEHOLD PRODUCTS -- 0.8%
      24,752 Central Garden & Pet Co. (a)             1,310,123
                                               ----------------
             INSURANCE -- 1.7%
      16,584 HCI Group, Inc.                          1,648,947
      62,481 Heritage Insurance Holdings, Inc.          536,087
       3,655 Investors Title Co.                        638,273
                                               ----------------
                                                      2,823,307
                                               ----------------
             IT SERVICES -- 2.3%
     133,318 GreenSky, Inc., Class A (a)                739,915
      64,644 Grid Dynamics Holdings, Inc. (a)           971,599
      68,852 Hackett Group (The), Inc.                1,240,713
      67,579 International Money Express,
                Inc. (a)                              1,003,548
                                               ----------------
                                                      3,955,775
                                               ----------------
             LEISURE PRODUCTS -- 1.7%
      61,218 Clarus Corp.                             1,573,303
      48,112 MasterCraft Boat Holdings,
                Inc. (a)                              1,264,864
                                               ----------------
                                                      2,838,167
                                               ----------------
             MACHINERY -- 5.6%
      38,607 Blue Bird Corp. (a)                        959,770
     105,153 Energy Recovery, Inc. (a)                2,395,385
      24,701 Hyster-Yale Materials Handling,
                Inc.                                  1,802,679
      88,189 Manitowoc (The) Co., Inc. (a)            2,160,630
      28,972 Miller Industries, Inc.                  1,142,656
      69,033 REV Group, Inc.                          1,083,128
                                               ----------------
                                                      9,544,248
                                               ----------------
             MARINE -- 0.9%
      31,871 Eagle Bulk Shipping, Inc. (a) (b)        1,508,136
                                               ----------------
             MEDIA -- 2.6%
     110,341 MSG Networks, Inc., Class A (a)          1,608,772
     132,719 WideOpenWest, Inc. (a)                   2,748,610
                                               ----------------
                                                      4,357,382
                                               ----------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 1.9%
      40,360 Cherry Hill Mortgage Investment
                Corp. (b)                               397,949
     111,159 Ellington Financial, Inc.                2,128,695
      58,367 Great Ajax Corp.                           757,604
                                               ----------------
                                                      3,284,248
                                               ----------------
             OIL, GAS & CONSUMABLE FUELS
                -- 6.6%
     171,620 Berry Corp.                              1,153,286
      48,378 Bonanza Creek Energy, Inc.               2,277,153
     294,393 Clean Energy Fuels Corp. (a) (b)         2,988,089
      76,945 CONSOL Energy, Inc. (a)                  1,421,174
      63,902 Diamond S Shipping, Inc. (a)               636,464
      68,847 Dorian LPG Ltd. (a)                        972,120
      71,310 International Seaways, Inc.              1,367,726

Page 22                 See Notes to Financial Statements


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
     183,048 Overseas Shipholding Group, Inc.,
                Class A (a)                    $        382,570
                                               ----------------
                                                     11,198,582
                                               ----------------
             PAPER & FOREST PRODUCTS -- 0.8%
      75,177 Verso Corp., Class A                     1,330,633
                                               ----------------
             PERSONAL PRODUCTS -- 0.1%
      32,357 Lifevantage Corp. (a) (b)                  237,824
                                               ----------------
             PHARMACEUTICALS -- 3.6%
     457,091 Ampio Pharmaceuticals,
                Inc. (a) (b)                            763,342
      55,056 Kaleido Biosciences, Inc. (a) (b)          409,617
       9,242 Lyra Therapeutics, Inc. (a) (b)             74,213
      85,567 Marinus Pharmaceuticals, Inc. (a)        1,535,072
      51,636 Phibro Animal Health Corp.,
                Class A                               1,491,248
     136,768 Provention Bio, Inc. (a) (b)             1,152,954
      20,012 Satsuma Pharmaceuticals, Inc. (a)          141,085
      23,614 scPharmaceuticals, Inc. (a)                144,281
      37,350 TFF Pharmaceuticals, Inc. (a)              358,933
                                               ----------------
                                                      6,070,745
                                               ----------------
             PROFESSIONAL SERVICES -- 2.4%
      19,207 Barrett Business Services, Inc.          1,394,621
      18,592 CRA International, Inc.                  1,591,475
      29,555 Willdan Group, Inc. (a)                  1,112,450
                                               ----------------
                                                      4,098,546
                                               ----------------
             REAL ESTATE MANAGEMENT
                & DEVELOPMENT -- 1.0%
      22,073 Altisource Portfolio Solutions
                S.A. (a) (b)                            196,229
      39,132 RMR Group (The), Inc., Class A           1,512,060
                                               ----------------
                                                      1,708,289
                                               ----------------
             ROAD & RAIL -- 0.6%
     157,246 Daseke, Inc. (a)                         1,018,954
                                               ----------------
             SOFTWARE -- 0.7%
     112,108 Smith Micro Software, Inc. (a)             585,204
     160,567 VirnetX Holding Corp. (a) (b)              685,621
                                               ----------------
                                                      1,270,825
                                               ----------------
             SPECIALTY RETAIL -- 2.5%
      53,197 Big 5 Sporting Goods Corp. (b)           1,366,099
      42,976 Haverty Furniture Cos., Inc.             1,837,654
      36,972 TravelCenters of America, Inc. (a)       1,081,061
                                               ----------------
                                                      4,284,814
                                               ----------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 1.3%
     144,939 Quantum Corp. (a)                          998,630
      40,168 Turtle Beach Corp. (a)                   1,282,162
                                               ----------------
                                                      2,280,792
                                               ----------------

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.3%
      20,380 Lakeland Industries, Inc. (a) (b) $        455,085
                                               ----------------
             THRIFTS & MORTGAGE FINANCE
                -- 2.4%
       4,071 Hingham Institution for Savings          1,182,625
     117,229 Northfield Bancorp, Inc.                 1,922,556
      53,171 Waterstone Financial, Inc.               1,045,342
                                               ----------------
                                                      4,150,523
                                               ----------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 2.9%
      24,038 BlueLinx Holdings, Inc. (a)              1,208,631
      40,858 CAI International, Inc.                  2,288,048
      48,028 Titan Machinery, Inc. (a)                1,485,986
                                               ----------------
                                                      4,982,665
                                               ----------------
             WATER UTILITIES -- 0.5%
      21,588 Artesian Resources Corp., Class A          793,791
                                               ----------------
             TOTAL COMMON STOCKS -- 99.9%           170,015,612
             (Cost $122,466,487)               ----------------

             MONEY MARKET FUNDS -- 7.8%
  13,209,339 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (c) (d)                        13,209,339
             (Cost $13,209,339)                ----------------

             TOTAL INVESTMENTS -- 107.7%            183,224,951
             (Cost $135,675,826) (e)

             NET OTHER ASSETS AND
                LIABILITIES -- (7.7)%               (13,052,322)
                                               ----------------
             NET ASSETS -- 100.0%              $    170,172,629
                                               ================

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $12,502,869 and the total value of the collateral held by the Fund is $13,209,339.

(c)   Rate shown reflects yield as of June 30, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $53,146,519 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,597,394. The net unrealized appreciation was
      $47,549,125.

                        See Notes to Financial Statements                Page 23


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2         LEVEL 3
                       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                       QUOTED        OBSERVABLE      UNOBSERVABLE
                       PRICES          INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $   170,015,612  $          --  $             --
Money Market
   Funds                13,209,339             --                --
                   ------------------------------------------------
Total Investments  $   183,224,951  $          --  $             --
                   ================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     12,502,869
Non-cash Collateral(2)                              (12,502,869)
                                               ----------------
Net Amount                                     $             --
                                               ================

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Page 24                 See Notes to Financial Statements


FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.8%
             BANKS -- 2.9%
      55,577 Associated Banc-Corp.             $      1,138,217
      13,752 Bank of Hawaii Corp.                     1,158,193
     155,515 Citizens Financial Group, Inc.           7,133,473
      56,494 Comerica, Inc.                           4,030,282
      46,887 CVB Financial Corp.                        965,403
     133,213 F.N.B. Corp.                             1,642,516
      40,065 First Financial Bancorp                    946,736
     201,480 First Horizon Corp.                      3,481,574
      60,288 Fulton Financial Corp.                     951,345
     462,515 Huntington Bancshares, Inc.              6,600,089
      96,241 Investors Bancorp, Inc.                  1,372,397
     365,845 KeyCorp                                  7,554,699
     189,910 People's United Financial, Inc.          3,255,057
     110,342 Umpqua Holdings Corp.                    2,035,810
      53,892 United Bankshares, Inc.                  1,967,058
     143,471 Valley National Bancorp                  1,926,816
      26,374 WesBanco, Inc.                             939,706
                                               ----------------
                                                     47,099,371
                                               ----------------
             BEVERAGES -- 4.4%
   1,334,051 Coca-Cola (The) Co.                     72,185,500
                                               ----------------
             BIOTECHNOLOGY -- 8.8%
     914,974 AbbVie, Inc.                           103,062,671
     590,500 Gilead Sciences, Inc.                   40,661,830
                                               ----------------
                                                    143,724,501
                                               ----------------
             CAPITAL MARKETS -- 2.6%
      83,840 Apollo Global Management, Inc.           5,214,848
      39,285 Ares Management Corp., Class A           2,498,133
      47,126 Artisan Partners Asset Management,
                Inc., Class A                         2,394,943
     270,474 Blackstone Group (The), Inc.            26,273,844
      35,728 Federated Hermes, Inc.                   1,211,537
      99,803 Franklin Resources, Inc.                 3,192,698
      26,997 Moelis & Co., Class A                    1,535,859
      30,284 Virtu Financial, Inc., Class A             836,747
                                               ----------------
                                                     43,158,609
                                               ----------------
             CHEMICALS -- 0.7%
     109,546 LyondellBasell Industries N.V.,
                Class A                              11,268,997
                                               ----------------
             COMMUNICATIONS EQUIPMENT
                -- 0.2%
     104,713 Juniper Networks, Inc.                   2,863,901
                                               ----------------
             CONSUMER FINANCE -- 0.1%
      69,948 Navient Corp.                            1,352,095
                                               ----------------
             CONTAINERS & PACKAGING -- 0.6%
     144,657 International Paper Co.                  8,868,921
                                               ----------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.1%
      83,953 H&R Block, Inc.                          1,971,216
                                               ----------------

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 17.1%
   5,720,280 AT&T, Inc.                        $    164,629,658
   2,068,104 Verizon Communications, Inc.           115,875,867
                                               ----------------
                                                    280,505,525
                                               ----------------
             ELECTRIC UTILITIES -- 9.9%
      21,292 ALLETE, Inc.                             1,490,014
     197,719 American Electric Power Co., Inc.       16,725,050
      20,421 Avangrid, Inc.                           1,050,252
     332,413 Duke Energy Corp.                       32,815,811
     200,687 Edison International                    11,603,722
      80,408 Entergy Corp.                            8,016,678
      87,069 Evergy, Inc.                             5,261,580
     366,014 Exelon Corp.                            16,218,080
     250,089 FirstEnergy Corp.                        9,305,812
      38,033 Hawaiian Electric Industries, Inc.       1,608,035
      98,536 NRG Energy, Inc.                         3,971,001
     106,090 OGE Energy Corp.                         3,569,929
      48,758 Pinnacle West Capital Corp.              3,996,693
      33,418 Portland General Electric Co.            1,539,901
     500,181 PPL Corp.                               13,990,063
     497,974 Southern (The) Co.                      30,132,407
                                               ----------------
                                                    161,295,028
                                               ----------------
             FOOD & STAPLES RETAILING -- 0.9%
     285,114 Walgreens Boots Alliance, Inc.          14,999,848
                                               ----------------
             FOOD PRODUCTS -- 1.6%
      74,309 Campbell Soup Co.                        3,387,747
      72,937 Flowers Foods, Inc.                      1,765,076
     228,086 General Mills, Inc.                     13,897,280
     103,512 Kellogg Co.                              6,658,927
                                               ----------------
                                                     25,709,030
                                               ----------------
             GAS UTILITIES -- 0.5%
      33,789 National Fuel Gas Co.                    1,765,475
      33,216 New Jersey Resources Corp.               1,314,357
      18,306 ONE Gas, Inc.                            1,356,841
      49,873 South Jersey Industries, Inc.            1,293,207
      23,018 Southwest Gas Holdings, Inc.             1,523,562
      20,645 Spire, Inc.                              1,492,014
                                               ----------------
                                                      8,745,456
                                               ----------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 0.4%
     110,715 Cardinal Health, Inc.                    6,320,720
      29,006 Patterson Cos., Inc.                       881,492
                                               ----------------
                                                      7,202,212
                                               ----------------
             HOUSEHOLD DURABLES -- 0.2%
     141,193 Newell Brands, Inc.                      3,878,572
                                               ----------------
             HOUSEHOLD PRODUCTS -- 1.1%
     135,406 Kimberly-Clark Corp.                    18,114,615
                                               ----------------
             INSURANCE -- 2.3%
      29,389 Axis Capital Holdings Ltd.               1,440,355
     100,586 Fidelity National Financial, Inc.        4,371,468
      12,717 Mercury General Corp.                      825,969
     107,889 Old Republic International Corp.         2,687,515

                        See Notes to Financial Statements                Page 25


FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
      99,123 Principal Financial Group, Inc.   $      6,263,582
     195,534 Prudential Financial, Inc.              20,036,369
      85,185 Unum Group                               2,419,254
                                               ----------------
                                                     38,044,512
                                               ----------------
             IT SERVICES -- 4.2%
     441,944 International Business Machines
                Corp.                                64,784,571
     174,324 Western Union (The) Co.                  4,004,222
                                               ----------------
                                                     68,788,793
                                               ----------------
             MEDIA -- 0.7%
     142,984 Interpublic Group of (The) Cos.,
                Inc.                                  4,645,550
      81,871 Omnicom Group, Inc.                      6,548,861
                                               ----------------
                                                     11,194,411
                                               ----------------
             METALS & MINING -- 1.3%
     285,758 Newmont Corp.                           18,111,342
      40,617 Southern Copper Corp.                    2,612,485
                                               ----------------
                                                     20,723,827
                                               ----------------
             MULTI-UTILITIES -- 3.3%
      29,647 Avista Corp.                             1,265,037
      23,347 Black Hills Corp.                        1,532,264
     156,840 Consolidated Edison, Inc.               11,248,565
      68,732 DTE Energy Co.                           8,907,667
     152,892 NiSource, Inc.                           3,745,854
      22,051 NorthWestern Corp.                       1,327,911
     191,468 Public Service Enterprise Group,
                Inc.                                 11,438,298
     112,870 Sempra Energy                           14,953,018
                                               ----------------
                                                     54,418,614
                                               ----------------
             OIL, GAS & CONSUMABLE FUELS
                -- 10.5%
   1,090,849 Chevron Corp.                          114,255,524
     443,508 ConocoPhillips                          27,009,637
     269,758 Devon Energy Corp.                       7,874,236
   1,268,403 Kinder Morgan, Inc.                     23,122,987
                                               ----------------
                                                    172,262,384
                                               ----------------
             PHARMACEUTICALS -- 10.7%
   1,009,325 Merck & Co., Inc.                       78,495,205
   2,482,735 Pfizer, Inc.                            97,223,903
                                               ----------------
                                                    175,719,108
                                               ----------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 4.2%
     143,933 Broadcom, Inc.                          68,633,012
                                               ----------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 0.4%
     453,315 Hewlett Packard Enterprise Co.           6,609,333
                                               ----------------

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.2%
     123,177 Hanesbrands, Inc.                 $      2,299,715
                                               ----------------
             THRIFTS & MORTGAGE FINANCE
                -- 0.2%
     301,523 New York Community Bancorp,
                Inc.                                  3,322,783
                                               ----------------
             TOBACCO -- 9.6%
   1,455,505 Altria Group, Inc.                      69,398,478
     877,637 Philip Morris International, Inc.       86,982,603
                                               ----------------
                                                    156,381,081
                                               ----------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.1%
      17,393 MSC Industrial Direct Co., Inc.,
                Class A                               1,560,674
                                               ----------------

             TOTAL INVESTMENTS -- 99.8%           1,632,901,644
             (Cost $1,495,406,402) (a)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                   3,639,428
                                               ----------------
             NET ASSETS -- 100.0%              $  1,636,541,072
                                               ================

(a)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $148,592,080 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,096,838. The net unrealized appreciation was $137,495,242.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2         LEVEL 3
                       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                       QUOTED        OBSERVABLE      UNOBSERVABLE
                       PRICES          INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $ 1,632,901,644  $          --  $             --
                   ================================================

* See Portfolio of Investments for industry breakout.

Page 26                 See Notes to Financial Statements


FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AUTO COMPONENTS -- 0.6%
     245,297 BorgWarner, Inc.                  $     11,906,716
                                               ----------------
             BANKS -- 0.8%
     496,284 KeyCorp                                 10,248,264
     151,976 Synovus Financial Corp.                  6,668,707
                                               ----------------
                                                     16,916,971
                                               ----------------
             BEVERAGES -- 1.2%
     724,813 Keurig Dr Pepper, Inc.                  25,542,410
                                               ----------------
             BIOTECHNOLOGY -- 3.2%
     141,275 Alexion Pharmaceuticals, Inc. (a)       25,953,630
      33,276 Biohaven Pharmaceutical Holding
                Co., Ltd. (a)                         3,230,434
      22,089 C4 Therapeutics, Inc. (a)                  835,848
      87,724 Exact Sciences Corp. (a)                10,904,971
     229,875 Horizon Therapeutics PLC (a)            21,525,495
      45,191 Karuna Therapeutics, Inc. (a)            5,151,322
                                               ----------------
                                                     67,601,700
                                               ----------------
             BUILDING PRODUCTS -- 1.3%
     555,463 Carrier Global Corp.                    26,995,502
                                               ----------------
             CAPITAL MARKETS -- 6.1%
     186,727 Coinbase Global, Inc., Class A (a)      47,297,949
     184,448 Focus Financial Partners, Inc.,
                Class A (a)                           8,945,728
     831,251 Tradeweb Markets, Inc., Class A         70,290,585
                                               ----------------
                                                    126,534,262
                                               ----------------
             CHEMICALS -- 4.0%
     755,094 Corteva, Inc.                           33,488,419
     762,156 Dow, Inc.                               48,229,232
      51,302 Zymergen, Inc. (a)                       2,052,593
                                               ----------------
                                                     83,770,244
                                               ----------------
             CONSTRUCTION & ENGINEERING
                -- 0.5%
      61,585 Arcosa, Inc.                             3,617,503
     231,979 WillScot Mobile Mini Holdings
                Corp. (a)                             6,465,255
                                               ----------------
                                                     10,082,758
                                               ----------------
             CONSUMER FINANCE -- 0.6%
     406,374 SoFi Technologies, Inc. (a)              7,790,190
      39,325 Upstart Holdings, Inc. (a)               4,911,692
                                               ----------------
                                                     12,701,882
                                               ----------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.3%
     219,001 Equitable Holdings, Inc.                 6,668,580
                                               ----------------
             ELECTRICAL EQUIPMENT -- 0.4%
      48,052 Atkore, Inc. (a)                         3,411,692
     180,104 Vertiv Holdings Co.                      4,916,839
                                               ----------------
                                                      8,328,531
                                               ----------------

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.7%
     827,164 Corning, Inc.                     $     33,831,008
     141,308 Keysight Technologies, Inc. (a)         21,819,368
                                               ----------------
                                                     55,650,376
                                               ----------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.2%
     154,435 ChampionX Corp. (a)                      3,961,258
                                               ----------------
             ENTERTAINMENT -- 1.0%
     233,111 ROBLOX Corp., Class A (a)               20,975,328
                                               ----------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 0.5%
     747,334 DigitalBridge Group, Inc. (a)            5,903,939
      54,473 Safehold, Inc.                           4,276,130
                                               ----------------
                                                     10,180,069
                                               ----------------
             FOOD & STAPLES RETAILING -- 0.7%
     238,557 Albertsons Cos., Inc., Class A (b)       4,690,031
     210,374 BJ's Wholesale Club Holdings,
                Inc. (a)                             10,009,595
                                               ----------------
                                                     14,699,626
                                               ----------------
             FOOD PRODUCTS -- 0.9%
      64,496 Beyond Meat, Inc. (a) (b)               10,157,475
     195,877 Simply Good Foods (The) Co. (a)          7,151,469
      69,987 Utz Brands, Inc.                         1,525,017
                                               ----------------
                                                     18,833,961
                                               ----------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.7%
     312,708 Alcon, Inc.                             21,970,864
     164,430 Envista Holdings Corp. (a)               7,105,020
     120,126 Ortho Clinical Diagnostics
                Holdings PLC (a)                      2,571,898
      17,889 Shockwave Medical, Inc. (a)              3,394,080
                                               ----------------
                                                     35,041,862
                                               ----------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 1.3%
      69,004 Accolade, Inc. (a)                       3,747,607
     199,856 agilon health, Inc. (a)                  8,108,158
      63,963 HealthEquity, Inc. (a)                   5,147,742
     123,127 Oak Street Health, Inc. (a)              7,211,549
      45,268 Progyny, Inc. (a)                        2,670,812
                                               ----------------
                                                     26,885,868
                                               ----------------
             HEALTH CARE TECHNOLOGY -- 0.1%
      22,766 Health Catalyst, Inc. (a)                1,263,741
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 3.0%
     221,043 Airbnb, Inc., Class A (a)               33,850,525
     304,512 DraftKings, Inc., Class A (a)           15,886,391
      75,155 Expedia Group, Inc. (a)                 12,303,625
                                               ----------------
                                                     62,040,541
                                               ----------------
             HOUSEHOLD DURABLES -- 0.4%
     254,857 Sonos, Inc. (a)                          8,978,612
                                               ----------------

                        See Notes to Financial Statements                Page 27


FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE -- 0.7%
      78,506 Lemonade, Inc. (a) (b)            $      8,589,341
     334,204 Selectquote, Inc. (a)                    6,436,769
                                               ----------------
                                                     15,026,110
                                               ----------------
             INTERACTIVE MEDIA & SERVICES
                -- 9.7%
      96,683 Bumble, Inc., Class A (a) (b)            5,568,941
     635,046 Pinterest, Inc., Class A (a)            50,136,881
   2,142,391 Snap, Inc., Class A (a)                145,982,523
                                               ----------------
                                                    201,688,345
                                               ----------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 1.2%
     180,563 Chewy, Inc., Class A (a)                14,392,677
     232,182 RealReal (The), Inc. (a)                 4,587,916
     109,562 Stitch Fix, Inc., Class A (a)            6,606,589
                                               ----------------
                                                     25,587,182
                                               ----------------
             IT SERVICES -- 3.1%
     289,670 Shift4 Payments, Inc., Class A (a)      27,147,872
     123,527 Switch, Inc., Class A                    2,607,655
      88,310 Twilio, Inc., Class A (a)               34,808,270
                                               ----------------
                                                     64,563,797
                                               ----------------
             LEISURE PRODUCTS -- 1.6%
     113,619 Acushnet Holdings Corp.                  5,612,778
     312,279 YETI Holdings, Inc. (a)                 28,673,458
                                               ----------------
                                                     34,286,236
                                               ----------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 6.5%
     123,523 10X Genomics, Inc., Class A (a)         24,188,274
   1,488,409 Avantor, Inc. (a)                       52,853,404
     263,513 Maravai LifeSciences Holdings,
                Inc., Class A (a)                    10,996,397
     128,763 Medpace Holdings, Inc. (a)              22,743,409
     538,762 PPD, Inc. (a)                           24,831,540
                                               ----------------
                                                    135,613,024
                                               ----------------
             MACHINERY -- 1.7%
     447,358 Gates Industrial Corp. PLC (a)           8,083,759
     329,170 Otis Worldwide Corp.                    26,916,231
                                               ----------------
                                                     34,999,990
                                               ----------------
             METALS & MINING -- 0.2%
     112,532 Arconic Corp. (a)                        4,008,390
                                               ----------------
             OIL, GAS & CONSUMABLE FUELS
                -- 0.5%
     663,732 Range Resources Corp. (a)               11,124,148
                                               ----------------
             PHARMACEUTICALS -- 0.9%
     544,209 Elanco Animal Health, Inc. (a)          18,878,610
                                               ----------------
             PROFESSIONAL SERVICES -- 1.3%
     199,761 Jacobs Engineering Group, Inc.          26,652,113
                                               ----------------
             REAL ESTATE MANAGEMENT
                & DEVELOPMENT -- 0.3%
      26,236 Jones Lang LaSalle, Inc. (a)             5,128,089
                                               ----------------

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             ROAD & RAIL -- 6.5%
     336,855 Lyft, Inc., Class A (a)           $     20,372,990
     106,895 TuSimple Holdings, Inc.,
                Class A (a)                           7,615,200
   2,160,726 Uber Technologies, Inc. (a)            108,295,587
                                               ----------------
                                                    136,283,777
                                               ----------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 8.2%
   2,933,413 Marvell Technology, Inc.               171,105,980
                                               ----------------
             SOFTWARE -- 19.4%
     186,478 AppLovin Corp., Class A (a) (b)         14,017,551
      83,674 Asana, Inc., Class A (a) (b)             5,190,298
      95,516 Bill.com Holdings, Inc. (a)             17,496,621
     317,683 Cloudflare, Inc., Class A (a)           33,623,569
     230,940 Crowdstrike Holdings, Inc.,
                Class A (a)                          58,037,531
     224,170 DocuSign, Inc. (a)                      62,671,207
     820,652 Dropbox, Inc., Class A (a)              24,873,962
     580,196 Dynatrace, Inc. (a)                     33,895,050
      23,069 J2 Global, Inc. (a)                      3,173,141
     661,278 McAfee Corp., Class A                   18,529,010
     959,692 Palantir Technologies, Inc.,
                Class A (a)                          25,297,481
      66,004 Procore Technologies, Inc. (a)           6,267,080
     219,238 Sprout Social, Inc., Class A (a)        19,604,262
      33,238 Verint Systems, Inc. (a)                 1,498,037
     165,737 Zoom Video Communications, Inc.,
                Class A (a)                          64,145,191
      70,049 Zscaler, Inc. (a)                       15,134,787
                                               ----------------
                                                    403,454,778
                                               ----------------
             SPECIALTY RETAIL -- 3.2%
     141,288 Academy Sports & Outdoors,
                Inc. (a)                              5,826,717
     198,337 Carvana Co. (a)                         59,862,073
                                               ----------------
                                                     65,688,790
                                               ----------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 2.2%
     468,624 Dell Technologies, Inc.,
                Class C (a)                          46,707,754
                                               ----------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.6%
      58,941 Kontoor Brands, Inc.                     3,324,862
     307,095 Levi Strauss & Co., Class A              8,512,673
                                               ----------------
                                                     11,837,535
                                               ----------------
             THRIFTS & MORTGAGE FINANCE
                -- 0.7%
     761,422 Rocket Cos., Inc., Class A (b)          14,733,516
                                               ----------------
             TOTAL COMMON STOCKS
                -- 100.0%                         2,082,928,962
             (Cost $1,606,124,819)             ----------------

Page 28                 See Notes to Financial Statements


FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

 PRINCIPAL
   VALUE     DESCRIPTION                                  VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.3%
$ 13,341,527 Bank of America Corp.,
                0.05% (c), dated 06/30/21, due
                07/01/21, with a maturity
                value of $13,341,546.
                Collateralized by U.S.
                Treasury Securities, interest
                rate of 2.875%  to 3.625%, due
                02/15/2044 to 05/15/2049. The
                value of the collateral
                including accrued interest is
                $13,608,358. (d)               $     13,341,527

  13,341,527 JPMorgan Chase & Co.,
                0.05% (c), dated 06/30/21, due
                07/01/21, with a maturity
                value of $13,341,546.
                Collateralized by U.S.
                Treasury Securities, interest
                rate of 0.125% to  2.750%, due
                12/31/2022 to 11/15/2023. The
                value of the collateral
                including accrued interest is
                $13,608,361. (d)                     13,341,527

     853,603 Mizuho Financial Group, Inc.,
                0.04% (c), dated 06/30/21, due
                07/01/21, with a maturity
                value of $853,604.
                Collateralized by U.S.
                Treasury Securities, interest
                rate of 0.125% to 2.875%, due
                07/31/2021 to 11/15/2030. The
                value of the collateral
                including accrued interest is
                $870,676. (d)                           853,603
                                               ----------------
             TOTAL REPURCHASE AGREEMENTS
                -- 1.3%                              27,536,657
             (Cost $27,536,657)                ----------------

             TOTAL INVESTMENTS -- 101.3%          2,110,465,619
             (Cost $1,633,661,476) (e)

             NET OTHER ASSETS AND
                LIABILITIES -- (1.3)%               (27,378,292)
                                               ----------------
             NET ASSETS -- 100.0%              $  2,083,087,327
                                               ================

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $26,313,728 and the total value of the collateral held by the Fund is $27,536,657.

(c)   Rate shown reflects yield as of June 30, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $495,125,353 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,321,210. The net unrealized appreciation was $476,804,143.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2         LEVEL 3
                       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                       QUOTED        OBSERVABLE      UNOBSERVABLE
                       PRICES          INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $ 2,082,928,962  $          --  $             --
Repurchase
   Agreements                   --     27,536,657                --
                   ------------------------------------------------
Total Investments  $ 2,082,928,962  $  27,536,657  $             --
                   ================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 29


FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     26,313,728
Non-cash Collateral(2)                              (26,313,728)
                                               ----------------
Net Amount                                     $             --
                                               ================

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     27,536,657
Non-cash Collateral(4)                              (27,536,657)
                                               ----------------
Net Amount                                     $             --
                                               ================

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At June 30, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 30                 See Notes to Financial Statements


FIRST TRUST NYSE(R) ARCA(R) BIOTECHNOLOGY INDEX FUND (FBT)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             BIOTECHNOLOGY -- 80.1%
   2,904,300 ACADIA Pharmaceuticals,
                Inc. (a)                       $     70,835,877
   1,123,212 Agios Pharmaceuticals, Inc. (a)         61,900,213
     375,334 Alexion Pharmaceuticals, Inc. (a)       68,952,609
   3,091,268 Alkermes PLC (a)                        75,797,891
     442,138 Alnylam Pharmaceuticals, Inc. (a)       74,951,234
     240,322 Amgen, Inc.                             58,578,488
     227,336 Biogen, Inc. (a)                        78,719,637
     773,861 BioMarin Pharmaceutical, Inc. (a)       64,570,962
   2,172,193 Bluebird Bio, Inc. (a)                  69,466,732
     472,310 Exact Sciences Corp. (a)                58,712,856
   2,604,125 Exelixis, Inc. (a)                      47,447,158
   3,085,239 FibroGen, Inc. (a)                      82,159,915
     918,610 Gilead Sciences, Inc.                   63,255,485
   3,416,492 Grifols S.A., ADR                       59,276,136
     742,777 Incyte Corp. (a)                        62,489,829
   1,506,432 Ionis Pharmaceuticals, Inc. (a)         60,091,572
     359,618 Moderna, Inc. (a)                       84,503,038
     636,070 Neurocrine Biosciences, Inc. (a)        61,902,332
     122,015 Regeneron Pharmaceuticals,
                Inc. (a)                             68,150,258
     855,514 Sarepta Therapeutics, Inc. (a)          66,507,658
     422,190 Seagen, Inc. (a)                        66,655,357
     565,088 Ultragenyx Pharmaceutical,
                Inc. (a)                             53,881,141
     301,567 United Therapeutics Corp. (a)           54,104,135
     279,762 Vertex Pharmaceuticals, Inc. (a)        56,408,412
                                               ----------------
                                                  1,569,318,925
                                               ----------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 17.1%
     146,606 Bio-Techne Corp.                        66,010,817
     189,753 Charles River Laboratories
                International, Inc. (a)              70,193,430
     154,027 Illumina, Inc. (a)                      72,887,117
     284,862 IQVIA Holdings, Inc. (a)                69,027,760
   1,164,503 QIAGEN N.V. (a)                         56,338,655
                                               ----------------
                                                    334,457,779
                                               ----------------
             PHARMACEUTICALS -- 2.8%
   3,232,773 Nektar Therapeutics (a)                 55,474,385
                                               ----------------
             TOTAL INVESTMENTS -- 100.0%          1,959,251,089
             (Cost $1,852,394,344) (b)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                     639,581
                                               ----------------
             NET ASSETS -- 100.0%              $  1,959,890,670
                                               ================

(a)   Non-income producing security.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $333,867,096 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $227,010,351. The net unrealized appreciation was $106,856,745.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2         LEVEL 3
                       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                       QUOTED        OBSERVABLE      UNOBSERVABLE
                       PRICES          INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $ 1,959,251,089  $          --  $             --
                   ================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 31


FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             COMMUNICATIONS EQUIPMENT
                -- 8.6%
     461,760 Arista Networks, Inc. (a)         $    167,300,266
   1,952,728 Ciena Corp. (a)                        111,090,696
   8,638,505 Cisco Systems, Inc.                    457,840,765
   3,884,465 CommScope Holding Co., Inc. (a)         82,777,949
   4,124,588 Juniper Networks, Inc.                 112,807,482
                                               ----------------
                                                    931,817,158
                                               ----------------
             ENTERTAINMENT -- 4.6%
     934,980 Netflix, Inc. (a)                      493,865,786
                                               ----------------
             HEALTH CARE TECHNOLOGY -- 4.0%
   1,103,970 Teladoc Health, Inc. (a)               183,579,171
     798,849 Veeva Systems, Inc., Class A (a)       248,402,097
                                               ----------------
                                                    431,981,268
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.6%
   1,065,678 Expedia Group, Inc. (a)                174,462,145
                                               ----------------
             INTERACTIVE MEDIA & SERVICES
                -- 29.8%
     212,485 Alphabet, Inc., Class A (a)            518,843,748
     201,182 Alphabet, Inc., Class C (a)            504,226,470
   1,371,088 Bumble, Inc., Class A (a)               78,974,669
   2,320,921 Facebook, Inc., Class A (a)            807,007,441
   1,601,548 Match Group, Inc. (a)                  258,249,615
   3,339,846 Pinterest, Inc., Class A (a)           263,680,842
   4,478,553 Snap, Inc., Class A (a)                305,168,601
   4,226,995 Twitter, Inc. (a)                      290,859,526
     292,427 Zillow Group, Inc., Class A (a)         35,831,080
   1,273,693 Zillow Group, Inc., Class C (a)        155,670,759
                                               ----------------
                                                  3,218,512,751
                                               ----------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 15.4%
     297,764 Amazon.com, Inc. (a)                 1,024,355,802
   3,627,845 eBay, Inc.                             254,710,998
   1,028,691 Etsy, Inc. (a)                         211,745,755
     562,553 Wayfair, Inc., Class A (a)             177,603,608
                                               ----------------
                                                  1,668,416,163
                                               ----------------
             IT SERVICES -- 14.3%
   1,390,209 Akamai Technologies, Inc. (a)          162,098,370
   1,578,443 Fastly, Inc., Class A (a) (b)           94,075,203
   1,712,983 GoDaddy, Inc., Class A (a)             148,961,002
     891,915 Okta, Inc. (a)                         218,233,762
   2,035,905 PayPal Holdings, Inc. (a)              593,425,589
     596,614 Snowflake, Inc., Class A (a)           144,261,265
     795,980 VeriSign, Inc. (a)                     181,236,686
                                               ----------------
                                                  1,542,291,877
                                               ----------------
             SOFTWARE -- 21.7%
   3,094,036 Box, Inc., Class A (a)                  79,052,620
   1,220,119 Citrix Systems, Inc.                   143,083,355
   4,740,182 Cloudera, Inc. (a)                      75,179,287
     690,656 Coupa Software, Inc. (a)               181,027,844
   1,819,438 Datadog, Inc., Class A (a)             189,367,107
   1,046,226 DocuSign, Inc. (a)                     292,493,403

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             SOFTWARE (CONTINUED)
   3,883,779 Dropbox, Inc., Class A (a)        $    117,717,341
   2,977,245 Nutanix, Inc., Class A (a)             113,790,304
   1,937,955 salesforce.com, Inc. (a)               473,384,268
   5,133,824 Vonage Holdings Corp. (a)               73,978,404
   1,060,406 Workday, Inc., Class A (a)             253,161,328
     912,148 Zoom Video Communications,
                Inc., Class A (a)                   353,028,640
                                               ----------------
                                                  2,345,263,901
                                               ----------------
             TOTAL COMMON STOCKS
                -- 100.0%                        10,806,611,049
             (Cost $7,399,383,503)             ----------------

             MONEY MARKET FUNDS -- 0.4%
  33,401,137 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (c) (d)                        33,401,137
   8,272,092 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (c)                     8,272,092
                                               ----------------
             TOTAL MONEY MARKET FUNDS
                -- 0.4%                              41,673,229
             (Cost $41,673,229)                ----------------

             TOTAL INVESTMENTS -- 100.4%         10,848,284,278
             (Cost $7,441,056,732) (e)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.4)%               (39,649,938)
                                               ----------------
             NET ASSETS -- 100.0%              $ 10,808,634,340
                                               ================

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $32,190,377 and the total value of the collateral held by the Fund is $33,401,137.

(c)   Rate shown reflects yield as of June 30, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,512,588,102 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $105,360,556. The net unrealized appreciation was $3,407,227,546.

Page 32                 See Notes to Financial Statements


FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2         LEVEL 3
                       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                       QUOTED        OBSERVABLE      UNOBSERVABLE
                       PRICES          INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $10,806,611,049  $          --  $             --
Money Market
   Funds                41,673,229             --                --
                   ------------------------------------------------
Total Investments  $10,848,284,278  $          --  $             --
                   ================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     32,190,377
Non-cash Collateral(2)                              (32,190,377)
                                               ----------------
Net Amount                                     $             --
                                               ================

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 33


FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 5.9%
     857,805 General Dynamics Corp.            $    161,490,369
     403,867 Lockheed Martin Corp.                  152,803,080
     456,774 Northrop Grumman Corp.                 166,005,375
                                               ----------------
                                                    480,298,824
                                               ----------------
             AIR FREIGHT & LOGISTICS -- 4.5%
   1,422,633 Expeditors International of
                Washington, Inc.                    180,105,338
     880,527 United Parcel Service, Inc.,
                Class B                             183,123,200
                                               ----------------
                                                    363,228,538
                                               ----------------
             BEVERAGES -- 7.7%
   2,130,880 Brown-Forman Corp., Class B            159,688,147
   2,947,827 Coca-Cola (The) Co.                    159,506,919
   1,611,892 Monster Beverage Corp. (a)             147,246,334
   1,097,666 PepsiCo, Inc.                          162,641,172
                                               ----------------
                                                    629,082,572
                                               ----------------
             BIOTECHNOLOGY -- 1.9%
     618,822 Amgen, Inc.                            150,837,863
                                               ----------------
             CAPITAL MARKETS -- 6.4%
     491,429 Moody's Corp.                          178,079,127
     987,948 Nasdaq, Inc.                           173,681,258
     418,542 S&P Global, Inc.                       171,790,564
                                               ----------------
                                                    523,550,949
                                               ----------------
             COMMUNICATIONS EQUIPMENT -- 2.0%
   2,996,956 Cisco Systems, Inc.                    158,838,668
                                               ----------------
             CONTAINERS & PACKAGING -- 1.7%
   1,738,703 Ball Corp.                             140,869,717
                                               ----------------
             ELECTRICAL EQUIPMENT -- 2.0%
   1,191,112 AMETEK, Inc.                           159,013,452
                                               ----------------
             ENTERTAINMENT -- 2.0%
   1,121,863 Electronic Arts, Inc.                  161,357,555
                                               ----------------
             FOOD & STAPLES RETAILING -- 4.0%
     426,845 Costco Wholesale Corp.                 168,889,761
   1,125,378 Walmart, Inc.                          158,700,806
                                               ----------------
                                                    327,590,567
                                               ----------------
             FOOD PRODUCTS -- 4.0%
   2,581,391 General Mills, Inc.                    157,284,154
     982,914 Hershey (The) Co.                      171,203,960
                                               ----------------
                                                    328,488,114
                                               ----------------
             HEALTH CARE EQUIPMENT
                & SUPPLIES -- 2.3%
   1,777,572 Edwards Lifesciences Corp. (a)         184,103,132
                                               ----------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 6.0%
     363,534 Humana, Inc.                           160,943,773
   1,216,197 Quest Diagnostics, Inc.                160,501,518
     404,694 UnitedHealth Group, Inc.               162,055,665
                                               ----------------
                                                    483,500,956
                                               ----------------
             HEALTH CARE TECHNOLOGY -- 2.0%
   2,101,171 Cerner Corp.                           164,227,525
                                               ----------------

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             HOUSEHOLD DURABLES -- 2.0%
   1,125,459 Garmin Ltd.                       $    162,786,390
                                               ----------------
             HOUSEHOLD PRODUCTS -- 1.9%
   1,152,926 Procter & Gamble (The) Co.             155,564,305
                                               ----------------
             INDUSTRIAL CONGLOMERATES -- 3.8%
     796,856 3M Co.                                 158,279,507
     681,742 Honeywell International, Inc.          149,540,108
                                               ----------------
                                                    307,819,615
                                               ----------------
             INSURANCE -- 8.1%
   1,294,921 Allstate (The) Corp.                   168,909,495
     661,755 Aon PLC, Class A                       158,000,624
   1,241,678 Marsh & McLennan Cos., Inc.            174,679,261
   1,602,261 Progressive (The) Corp.                157,358,053
                                               ----------------
                                                    658,947,433
                                               ----------------
             IT SERVICES -- 4.0%
     551,436 Accenture PLC, Class A                 162,557,819
     820,149 Automatic Data Processing, Inc.        162,897,994
                                               ----------------
                                                    325,455,813
                                               ----------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 2.1%
   1,175,798 Agilent Technologies, Inc.             173,794,702
                                               ----------------
             MACHINERY -- 3.9%
     717,409 IDEX Corp.                             157,865,850
     706,333 Illinois Tool Works, Inc.              157,907,806
                                               ----------------
                                                    315,773,656
                                               ----------------
             MULTILINE RETAIL -- 2.0%
     730,090 Dollar General Corp.                   157,984,175
                                               ----------------
             PHARMACEUTICALS -- 6.2%
     975,343 Johnson & Johnson                      160,678,006
   2,122,519 Merck & Co., Inc.                      165,068,303
     943,979 Zoetis, Inc.                           175,919,926
                                               ----------------
                                                    501,666,235
                                               ----------------
             ROAD & RAIL -- 3.8%
   4,812,632 CSX Corp.                              154,389,234
     710,518 Union Pacific Corp.                    156,264,224
                                               ----------------
                                                    310,653,458
                                               ----------------
             SOFTWARE -- 2.0%
     606,886 Microsoft Corp.                        164,405,417
                                               ----------------
             SPECIALTY RETAIL -- 3.7%
     482,321 Home Depot (The), Inc.                 153,807,344
     759,854 Lowe's Cos., Inc.                      147,388,880
                                               ----------------
                                                    301,196,224
                                               ----------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 2.2%
   1,178,163 NIKE, Inc., Class B                    182,014,402
                                               ----------------
             TOBACCO -- 1.8%
   3,025,030 Altria Group, Inc.                     144,233,430
                                               ----------------
             TOTAL INVESTMENTS -- 99.9%           8,117,283,687
             (Cost $7,051,182,634) (b)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                   8,268,698
                                               ----------------
             NET ASSETS -- 100.0%              $  8,125,552,385
                                               ================

Page 34                 See Notes to Financial Statements


FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

(a)   Non-income producing security.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,128,775,648 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $62,674,595. The net unrealized appreciation was $1,066,101,053.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2         LEVEL 3
                       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                       QUOTED        OBSERVABLE      UNOBSERVABLE
                       PRICES          INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $ 8,117,283,687  $          --  $             --
                   ================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 35


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 2.4%
     306,821 General Dynamics Corp.            $     57,762,121
     262,857 L3Harris Technologies, Inc.             56,816,541
     153,031 Lockheed Martin Corp.                   57,899,279
     156,802 Northrop Grumman Corp.                  56,986,551
     665,161 Raytheon Technologies Corp.             56,744,885
                                               ----------------
                                                    286,209,377
                                               ----------------
             AIR FREIGHT & LOGISTICS -- 1.0%
     620,392 C.H. Robinson Worldwide, Inc.           58,112,119
     287,888 United Parcel Service, Inc.,
                Class B                              59,872,067
                                               ----------------
                                                    117,984,186
                                               ----------------
             AUTOMOBILES -- 0.5%
     327,224 Toyota Motor Corp., ADR                 57,211,844
                                               ----------------
             BANKS -- 5.0%
     564,946 Bank of Montreal                        57,940,862
     905,399 Bank of Nova Scotia (The)               58,914,313
     493,997 Canadian Imperial Bank of
                Commerce                             56,246,498
     797,576 Commerce Bancshares, Inc.               59,467,267
     389,117 JPMorgan Chase & Co.                    60,523,258
     396,442 M&T Bank Corp.                          57,606,987
     317,869 PNC Financial Services Group
                (The), Inc.                          60,636,690
     572,795 Royal Bank of Canada                    58,029,862
     825,471 Toronto-Dominion (The) Bank             57,824,244
   1,045,625 U.S. Bancorp                            59,569,256
                                               ----------------
                                                    586,759,237
                                               ----------------
             BEVERAGES -- 2.0%
   1,076,788 Coca-Cola (The) Co.                     58,264,999
     259,077 Constellation Brands, Inc.,
                Class A                              60,595,519
     301,200 Diageo PLC, ADR                         57,737,028
     399,381 PepsiCo, Inc.                           59,176,283
                                               ----------------
                                                    235,773,829
                                               ----------------
             BIOTECHNOLOGY -- 1.0%
     243,647 Amgen, Inc.                             59,388,956
     869,106 Gilead Sciences, Inc.                   59,846,639
                                               ----------------
                                                    119,235,595
                                               ----------------
             BUILDING PRODUCTS -- 1.0%
     865,382 A.O. Smith Corp.                        62,359,427
     882,475 Johnson Controls International
                PLC                                  60,564,259
                                               ----------------
                                                    122,923,686
                                               ----------------
             CAPITAL MARKETS -- 4.6%
   1,178,693 Bank of New York Mellon (The)
                Corp.                                60,384,442
      67,959 BlackRock, Inc.                         59,462,086
     495,879 Cboe Global Markets, Inc.               59,034,395
     270,982 CME Group, Inc.                         57,632,452
   1,805,500 Franklin Resources, Inc.                57,757,945
     163,719 Goldman Sachs Group (The), Inc.         62,136,272
     751,107 Houlihan Lokey, Inc.                    61,433,042
     681,109 Morgan Stanley                          62,450,884

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             CAPITAL MARKETS (CONTINUED)
     304,907 T. Rowe Price Group, Inc.         $     60,362,439
                                               ----------------
                                                    540,653,957
                                               ----------------
             CHEMICALS -- 2.5%
     197,372 Air Products and Chemicals, Inc.        56,779,977
     394,409 International Flavors &
                Fragrances, Inc.                     58,924,704
     203,008 Linde PLC                               58,689,613
     186,412 NewMarket Corp.                         60,020,936
     662,907 Sensient Technologies Corp.             57,381,230
                                               ----------------
                                                    291,796,460
                                               ----------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.0%
     539,832 Republic Services, Inc.                 59,386,918
     420,024 Waste Management, Inc.                  58,849,563
                                               ----------------
                                                    118,236,481
                                               ----------------
             COMMUNICATIONS EQUIPMENT
                -- 1.5%
   1,100,679 Cisco Systems, Inc.                     58,335,987
   2,117,738 Juniper Networks, Inc.                  57,920,134
     277,011 Motorola Solutions, Inc.                60,069,836
                                               ----------------
                                                    176,325,957
                                               ----------------
             CONTAINERS & PACKAGING -- 1.5%
     432,532 Packaging Corp. of America              58,573,483
   1,428,007 Silgan Holdings, Inc.                   59,262,290
     889,445 Sonoco Products Co.                     59,503,871
                                               ----------------
                                                    177,339,644
                                               ----------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 2.0%
   2,023,306 AT&T, Inc.                              58,230,747
   1,181,793 BCE, Inc.                               58,286,031
   2,607,317 TELUS Corp.                             58,482,120
   1,038,027 Verizon Communications, Inc.            58,160,653
                                               ----------------
                                                    233,159,551
                                               ----------------
             ELECTRIC UTILITIES -- 9.7%
     855,636 ALLETE, Inc.                            59,877,407
   1,021,002 Alliant Energy Corp.                    56,931,072
     703,619 American Electric Power Co., Inc.       59,519,131
   1,117,704 Avangrid, Inc.                          57,483,517
     577,767 Duke Energy Corp.                       57,037,158
     560,188 Entergy Corp.                           55,850,744
     918,763 Evergy, Inc.                            55,520,848
     725,418 Eversource Energy                       58,207,540
   1,280,560 Fortis, Inc.                            56,639,169
   1,362,522 Hawaiian Electric Industries,
                Inc.                                 57,607,430
     581,793 IDACORP, Inc.                           56,724,818
     773,131 MGE Energy, Inc.                        57,551,872
     787,494 NextEra Energy, Inc.                    57,707,560
   1,705,542 OGE Energy Corp.                        57,391,488
   1,198,735 Otter Tail Corp.                        58,510,255
     708,388 Pinnacle West Capital Corp.             58,066,564
   1,196,779 PNM Resources, Inc.                     58,366,912
   2,081,592 PPL Corp.                               58,222,128
     936,552 Southern (The) Co.                      56,670,762

Page 36                 See Notes to Financial Statements


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRIC UTILITIES (CONTINUED)
     871,824 Xcel Energy, Inc.                 $     57,435,765
                                               ----------------
                                                  1,151,322,140
                                               ----------------
             ELECTRICAL EQUIPMENT -- 2.0%
   1,734,859 ABB Ltd., ADR                           58,967,857
     616,607 Emerson Electric Co.                    59,342,258
     325,069 Hubbell, Inc.                           60,735,892
     208,807 Rockwell Automation, Inc.               59,722,978
                                               ----------------
                                                    238,768,985
                                               ----------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.5%
   1,484,886 Avnet, Inc.                             59,514,231
   1,486,015 Corning, Inc.                           60,778,013
     444,652 TE Connectivity Ltd.                    60,121,397
                                               ----------------
                                                    180,413,641
                                               ----------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 3.4%
     218,627 American Tower Corp.                    59,059,898
     432,181 Camden Property Trust                   57,337,453
     296,154 Crown Castle International Corp.        57,779,646
   1,200,701 Duke Realty Corp.                       56,853,192
     342,350 Mid-America Apartment
                Communities, Inc.                    57,658,587
     477,479 Prologis, Inc.                          57,073,065
     192,828 Public Storage                          57,981,451
                                               ----------------
                                                    403,743,292
                                               ----------------
             FOOD & STAPLES RETAILING -- 0.5%
     429,133 Walmart, Inc.                           60,516,336
                                               ----------------
             FOOD PRODUCTS -- 6.0%
     946,539 Archer-Daniels-Midland Co.              57,360,263
   1,285,052 Campbell Soup Co.                       58,585,521
     973,300 General Mills, Inc.                     59,303,169
     339,836 Hershey (The) Co.                       59,192,635
   1,224,052 Hormel Foods Corp.                      58,448,483
     644,220 Ingredion, Inc.                         58,301,910
     337,629 J & J Snack Foods Corp.                 58,885,874
     446,414 J.M. Smucker (The) Co.                  57,841,862
     912,180 Kellogg Co.                             58,680,539
     303,286 Lancaster Colony Corp.                  58,688,874
     671,493 McCormick & Co., Inc.                   59,306,262
     934,157 Mondelez International, Inc.,
                Class A                              58,328,763
                                               ----------------
                                                    702,924,155
                                               ----------------
             GAS UTILITIES -- 2.9%
     591,022 Atmos Energy Corp.                      56,803,124
     489,332 Chesapeake Utilities Corp.              58,881,320
   1,387,400 New Jersey Resources Corp.              54,899,418
     773,032 ONE Gas, Inc.                           57,297,132
     783,902 Spire, Inc.                             56,652,597
   1,264,780 UGI Corp.                               58,571,962
                                               ----------------
                                                    343,105,553
                                               ----------------

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 2.0%
     525,249 Abbott Laboratories               $     60,892,117
     718,124 Baxter International, Inc.              57,808,982
     243,050 Becton, Dickinson and Co.               59,107,329
     466,268 Medtronic PLC                           57,877,847
                                               ----------------
                                                    235,686,275
                                               ----------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.0%
     501,928 AmerisourceBergen Corp.                 57,465,737
     696,670 CVS Health Corp.                        58,130,145
   1,411,144 Fresenius Medical Care AG & Co.
                KGaA, ADR                            58,661,256
   1,703,063 Premier, Inc., Class A                  59,249,562
     452,245 Quest Diagnostics, Inc.                 59,682,773
     147,049 UnitedHealth Group, Inc.                58,884,301
                                               ----------------
                                                    352,073,774
                                               ----------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.5%
     251,323 McDonald's Corp.                        58,053,100
     527,482 Starbucks Corp.                         58,977,762
     501,317 Yum! Brands, Inc.                       57,666,495
                                               ----------------
                                                    174,697,357
                                               ----------------
             HOUSEHOLD DURABLES -- 0.5%
     412,181 Garmin Ltd.                             59,617,860
                                               ----------------
             HOUSEHOLD PRODUCTS -- 2.0%
     338,502 Clorox (The) Co.                        60,899,895
     718,741 Colgate-Palmolive Co.                   58,469,580
     452,140 Kimberly-Clark Corp.                    60,487,289
     439,873 Procter & Gamble (The) Co.              59,352,064
                                               ----------------
                                                    239,208,828
                                               ----------------
             INDUSTRIAL CONGLOMERATES -- 1.0%
     299,851 3M Co.                                  59,559,404
     270,998 Honeywell International, Inc.           59,443,411
                                               ----------------
                                                    119,002,815
                                               ----------------
             INSURANCE -- 7.0%
   1,102,964 Aflac, Inc.                             59,185,048
     456,731 Allstate (The) Corp.                    59,575,992
     419,125 Arthur J. Gallagher & Co.               58,711,030
     378,304 Assurant, Inc.                          59,083,519
   1,197,757 Axis Capital Holdings Ltd.              58,702,070
     368,071 Chubb Ltd.                              58,501,205
   1,282,239 CNA Financial Corp.                     58,329,052
     307,851 Erie Indemnity Co., Class A             59,522,991
     240,305 Everest Re Group Ltd.                   60,559,263
     436,730 Hanover Insurance Group (The),
                Inc.                                 59,238,057
     941,828 Hartford Financial Services Group
                (The), Inc.                          58,365,081
     429,322 Marsh & McLennan Cos., Inc.             60,397,019
   1,152,930 Sun Life Financial, Inc.                59,422,012
     393,766 Travelers (The) Cos., Inc.              58,950,708
                                               ----------------
                                                    828,543,047
                                               ----------------

                        See Notes to Financial Statements                Page 37


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES -- 3.5%
     738,877 Amdocs Ltd.                       $     57,159,525
     297,927 Automatic Data Processing, Inc.         59,174,261
     363,810 Broadridge Financial Solutions,
                Inc.                                 58,766,229
     840,770 Cognizant Technology Solutions
                Corp., Class A                       58,231,730
   2,851,151 Infosys Ltd., ADR                       60,415,890
     399,141 International Business Machines
                Corp.                                58,510,079
     564,674 Paychex, Inc.                           60,589,520
                                               ----------------
                                                    412,847,234
                                               ----------------
             MACHINERY -- 4.1%
     274,533 Caterpillar, Inc.                       59,746,617
     248,143 Cummins, Inc.                           60,499,745
     942,131 Donaldson Co., Inc.                     59,853,582
     400,098 Dover Corp.                             60,254,759
     262,350 Illinois Tool Works, Inc.               58,650,966
     458,404 Lincoln Electric Holdings, Inc.         60,376,391
     669,731 PACCAR, Inc.                            59,773,491
     265,430 Snap-on, Inc.                           59,305,025
                                               ----------------
                                                    478,460,576
                                               ----------------
             MEDIA -- 0.5%
   1,021,891 Comcast Corp., Class A                  58,268,225
                                               ----------------
             METALS & MINING -- 0.5%
   1,461,895 Kirkland Lake Gold Ltd.                 56,326,814
                                               ----------------
             MULTILINE RETAIL -- 0.5%
     250,392 Target Corp.                            60,529,762
                                               ----------------
             MULTI-UTILITIES -- 5.3%
     701,930 Ameren Corp.                            56,182,477
   1,318,338 Avista Corp.                            56,253,482
     841,618 Black Hills Corp.                       55,235,389
   1,000,071 CMS Energy Corp.                        59,084,195
     778,480 Consolidated Edison, Inc.               55,832,586
     771,201 Dominion Energy, Inc.                   56,737,258
     440,401 DTE Energy Co.                          57,075,970
     939,705 NorthWestern Corp.                      56,589,035
     974,592 Public Service Enterprise Group,
                Inc.                                 58,222,126
     422,749 Sempra Energy                           56,005,787
     645,579 WEC Energy Group, Inc.                  57,424,252
                                               ----------------
                                                    624,642,557
                                               ----------------
             OIL, GAS & CONSUMABLE FUELS
                -- 0.5%
   1,463,349 Enbridge, Inc.                          58,592,494
                                               ----------------
             PERSONAL PRODUCTS -- 0.5%
     975,893 Unilever PLC, ADR                       57,089,740
                                               ----------------
             PHARMACEUTICALS -- 5.0%
   1,003,841 AstraZeneca PLC, ADR                    60,130,076
     875,861 Bristol-Myers Squibb Co.                58,525,032
     262,868 Eli Lilly and Co.                       60,333,463
   1,471,448 GlaxoSmithKline PLC, ADR                58,593,059

SHARES       DESCRIPTION                                  VALUE
---------------------------------------------------------------
             PHARMACEUTICALS (CONTINUED)
     357,263 Johnson & Johnson                 $     58,855,507
     762,658 Merck & Co., Inc.                       59,311,913
     623,300 Novartis AG, ADR                        56,869,892
     708,215 Novo Nordisk A/S, ADR                   59,327,170
   1,484,886 Pfizer, Inc.                            58,148,136
   1,112,391 Sanofi, ADR                             58,578,510
                                               ----------------
                                                    588,672,758
                                               ----------------
             PROFESSIONAL SERVICES -- 1.0%
     665,611 Robert Half International, Inc.         59,219,411
     594,437 Thomson Reuters Corp.                   59,039,483
                                               ----------------
                                                    118,258,894
                                               ----------------
             ROAD & RAIL -- 1.5%
     557,260 Canadian National Railway Co.           58,802,075
     221,079 Norfolk Southern Corp.                  58,676,577
     269,106 Union Pacific Corp.                     59,184,483
                                               ----------------
                                                    176,663,135
                                               ----------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.0%
     356,589 Analog Devices, Inc.                    61,390,362
   1,047,685 Intel Corp.                             58,817,036
     512,825 Taiwan Semiconductor
                Manufacturing Co., Ltd., ADR         61,621,052
     314,513 Texas Instruments, Inc.                 60,480,850
                                               ----------------
                                                    242,309,300
                                               ----------------
             SOFTWARE -- 1.5%
   1,170,447 Open Text Corp.                         59,458,707
     750,532 Oracle Corp.                            58,421,411
     415,784 SAP SE, ADR                             58,401,021
                                               ----------------
                                                    176,281,139
                                               ----------------
             SPECIALTY RETAIL -- 1.0%
     190,292 Home Depot (The), Inc.                  60,682,216
     309,896 Lowe's Cos., Inc.                       60,110,527
                                               ----------------
                                                    120,792,743
                                               ----------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 0.5%
   2,491,880 Canon, Inc., ADR                        56,391,244
                                               ----------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 2.0%
   1,137,474 Fastenal Co.                            59,148,648
     654,965 MSC Industrial Direct Co., Inc.,
                Class A                              58,770,010
     131,510 W.W. Grainger, Inc.                     57,601,380
     207,730 Watsco, Inc.                            59,543,727
                                               ----------------
                                                    235,063,765
                                               ----------------
             WATER UTILITIES -- 0.5%
     716,717 American States Water Co.               57,022,005
                                               ----------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.5%
   1,123,497 Rogers Communications, Inc.,
                Class B                              59,702,631
                                               ----------------

Page 38                 See Notes to Financial Statements


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

             DESCRIPTION                                  VALUE
---------------------------------------------------------------
             TOTAL INVESTMENTS -- 99.9%        $ 11,791,148,878
             (Cost $9,729,479,023) (a)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                  14,705,038
                                               ----------------
             NET ASSETS -- 100.0%              $ 11,805,853,916
                                               ================

(a)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,116,235,227 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $54,565,372. The net unrealized appreciation was $2,061,669,855.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2         LEVEL 3
                       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                       QUOTED        OBSERVABLE      UNOBSERVABLE
                       PRICES          INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $11,791,148,878  $          --  $             --
                   ================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 39


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2021 (UNAUDITED)


                                                                             FIRST TRUST        FIRST TRUST         FIRST TRUST
                                                                          DOW JONES SELECT      MORNINGSTAR          US EQUITY
                                                                              MICROCAP        DIVIDEND LEADERS     OPPORTUNITIES
                                                                             INDEX FUND          INDEX FUND             ETF
                                                                                (FDM)              (FDL)               (FPX)
                                                                          -----------------  ------------------  -----------------

ASSETS:
Investments, at value...............................................       $   183,224,951    $  1,632,901,644    $ 2,110,465,619
Cash................................................................               223,236           1,217,539         10,617,964
Receivables:
      Dividends.....................................................                87,413           3,512,222            369,859
      Securities lending income.....................................                 6,877                  --             14,251
      Capital shares sold...........................................                    --           1,658,096          6,370,413
      Investment securities sold....................................                    --                  --                 --
      Reclaims......................................................                    --                  --              1,135
Prepaid expenses....................................................                 3,258               9,526              7,289
                                                                           ---------------    ----------------    ---------------
      Total Assets..................................................           183,545,735       1,639,299,027      2,127,846,530
                                                                           ---------------    ----------------    ---------------
LIABILITIES:
Payables:
      Collateral for securities on loan.............................            13,209,339                  --         27,536,657
      Investment securities purchased...............................                   388           1,654,551         15,708,535
      Capital shares redeemed.......................................                    --                  --                 --
      Licensing fees................................................                61,606             336,434            480,895
      Investment advisory fees......................................                43,041             451,391            666,859
      Shareholder reporting fees....................................                 6,877              41,348             49,266
      Audit and tax fees............................................                17,960              17,960             17,959
      Trustees' fees................................................                 1,570               1,798              1,892
Other liabilities...................................................                32,325             254,473            297,140
                                                                           ---------------    ----------------    ---------------
      Total Liabilities.............................................            13,373,106           2,757,955         44,759,203
                                                                           ---------------    ----------------    ---------------
NET ASSETS..........................................................       $   170,172,629    $  1,636,541,072    $ 2,083,087,327
                                                                           ===============    ================    ===============
NET ASSETS CONSIST OF:
Paid-in capital.....................................................       $   167,031,016    $  1,729,451,141    $ 1,632,462,701
Par value...........................................................                27,550             493,500            163,500
Accumulated distributable earnings (loss)...........................             3,114,063         (93,403,569)       450,461,126
                                                                           ---------------    ----------------    ---------------
NET ASSETS..........................................................       $   170,172,629    $  1,636,541,072    $ 2,083,087,327
                                                                           ===============    ================    ===============
NET ASSET VALUE, per share..........................................       $         61.77    $          33.16    $        127.41
                                                                           ===============    ================    ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................             2,755,000          49,350,002         16,350,002
                                                                           ===============    ================    ===============
Investments, at cost................................................       $   135,675,826    $  1,495,406,402    $ 1,633,661,476
                                                                           ===============    ================    ===============
Securities on loan, at value........................................       $    12,502,869    $             --    $    26,313,728
                                                                           ===============    ================    ===============


Page 40                 See Notes to Financial Statements



   FIRST TRUST        FIRST TRUST         FIRST TRUST        FIRST TRUST
 NYSE(R) ARCA(R)       DOW JONES            CAPITAL         VALUE LINE(R)
  BIOTECHNOLOGY         INTERNET           STRENGTH           DIVIDEND
   INDEX FUND          INDEX FUND             ETF            INDEX FUND
      (FBT)              (FDN)              (FTCS)              (FVD)
-----------------  ------------------  -----------------  -----------------


 $ 1,959,251,089    $ 10,848,284,278    $ 8,117,283,687    $11,791,148,878
       2,382,789                  --          3,457,990          5,537,309

              --                  --          9,219,031         18,158,748
           2,572              51,476                 --                 --
              --                  --                 --         17,877,290
              --                  --          7,531,165                 --
          53,363                  --                 --          1,293,226
           8,531              35,005             19,901             35,514
 ---------------    ----------------    ---------------    ---------------
   1,961,698,344      10,848,370,759      8,137,511,774     11,834,050,965
 ---------------    ----------------    ---------------    ---------------

              --          33,401,137                 --                 --
              --                  --                 --         17,843,838
              --                  --          7,540,917                 --
         790,297           1,536,178              7,500          3,960,857
         640,468           3,405,290          3,310,996          4,888,909
          80,353             329,413            186,903            284,754
          17,960              17,960             17,960             17,959
           1,903               3,344              2,701              3,280
         276,693           1,043,097            892,412          1,197,452
 ---------------    ----------------    ---------------    ---------------
       1,807,674          39,736,419         11,959,389         28,197,049
 ---------------    ----------------    ---------------    ---------------
 $ 1,959,890,670    $ 10,808,634,340    $ 8,125,552,385    $11,805,853,916
 ===============    ================    ===============    ===============

 $ 2,203,508,563    $  6,546,351,532    $ 6,767,421,965    $10,359,601,056
         113,500             441,500          1,075,500          2,969,409
    (243,731,393)      4,261,841,308      1,357,054,920      1,443,283,451
 ---------------    ----------------    ---------------    ---------------
 $ 1,959,890,670    $ 10,808,634,340    $ 8,125,552,385    $11,805,853,916
 ===============    ================    ===============    ===============
 $        172.68    $         244.82    $         75.55    $         39.76
 ===============    ================    ===============    ===============

      11,350,002          44,150,002        107,550,002        296,940,884
 ===============    ================    ===============    ===============
 $ 1,852,394,344    $  7,441,056,732    $ 7,051,182,634    $ 9,729,479,023
 ===============    ================    ===============    ===============
 $            --    $     32,190,377    $            --    $            --
 ===============    ================    ===============    ===============


                        See Notes to Financial Statements                Page 41


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)


                                                                             FIRST TRUST        FIRST TRUST         FIRST TRUST
                                                                          DOW JONES SELECT      MORNINGSTAR          US EQUITY
                                                                              MICROCAP        DIVIDEND LEADERS     OPPORTUNITIES
                                                                             INDEX FUND          INDEX FUND             ETF
                                                                                (FDM)              (FDL)               (FPX)
                                                                          -----------------  ------------------  -----------------

INVESTMENT INCOME:
Dividends...........................................................       $     1,018,944    $     33,206,396    $     5,221,305
Securities lending income (net of fees).............................                47,984                  --          1,246,334
Foreign withholding tax.............................................                    --                  --             (4,031)
                                                                           ---------------    ----------------    ---------------
      Total investment income.......................................             1,066,928          33,206,396          6,463,608
                                                                           ---------------    ----------------    ---------------
EXPENSES:
Investment advisory fees............................................               386,181           2,344,965          4,014,164
Licensing fees......................................................                61,359             751,815          1,000,106
Accounting and administration fees..................................                40,464             362,953            451,805
Audit and tax fees..................................................                15,603              15,603             15,193
Shareholder reporting fees..........................................                11,050              43,367             64,408
Custodian fees......................................................                 8,993             (25,320)            79,749
Listing fees........................................................                 3,917               6,794              3,917
Transfer agent fees.................................................                 3,862              31,939             37,486
Trustees' fees and expenses.........................................                 3,106               3,467              3,765
Legal fees..........................................................                 1,488              15,828             15,602
Registration and filing fees........................................                   389               2,525                 --
Expenses previously waived or reimbursed............................                    --                  --                 --
Other expenses......................................................                 2,503               8,536             12,477
                                                                           ---------------    ----------------    ---------------
      Total expenses................................................               538,915           3,562,472          5,698,672
      Less fees waived and expenses reimbursed by the investment
         advisor....................................................               (75,499)            (45,332)                --
                                                                           ---------------    ----------------    ---------------
      Net expenses..................................................               463,416           3,517,140          5,698,672
                                                                           ---------------    ----------------    ---------------
NET INVESTMENT INCOME (LOSS)........................................               603,512          29,689,256            764,936
                                                                           ---------------    ----------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................               749,547           7,982,762        (46,394,419)
      In-kind redemptions...........................................             3,027,759         156,870,204        294,260,998
      Foreign currency transactions.................................                    --                  --                 --
                                                                           ---------------    ----------------    ---------------
Net realized gain (loss)............................................             3,777,306         164,852,966        247,866,579
                                                                           ---------------    ----------------    ---------------
Net change in unrealized appreciation (depreciation) on:
      Investments...................................................            31,277,783          (4,794,859)      (101,464,572)
      Foreign currency translation..................................                    --                  --                 --
                                                                           ---------------    ----------------    ---------------
Net change in unrealized appreciation (depreciation)................            31,277,783          (4,794,859)      (101,464,572)
                                                                           ---------------    ----------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................            35,055,089         160,058,107        146,402,007
                                                                           ---------------    ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................       $    35,658,601    $    189,747,363    $   147,166,943
                                                                           ===============    ================    ===============


Page 42                 See Notes to Financial Statements



   FIRST TRUST        FIRST TRUST         FIRST TRUST        FIRST TRUST
 NYSE(R) ARCA(R)       DOW JONES            CAPITAL         VALUE LINE(R)
  BIOTECHNOLOGY         INTERNET           STRENGTH           DIVIDEND
   INDEX FUND          INDEX FUND             ETF            INDEX FUND
      (FBT)              (FDN)              (FTCS)              (FVD)
-----------------  ------------------  -----------------  -----------------


 $     4,057,834    $     11,348,066    $    68,439,412    $   154,770,158
           2,572             120,879                 --                 --
        (237,081)                 --                 --         (4,117,419)
 ---------------    ----------------    ---------------    ---------------
       3,823,325          11,468,945         68,439,412        150,652,739
 ---------------    ----------------    ---------------    ---------------

       3,951,671          20,653,718         18,683,274         27,398,747
         790,296           3,026,803             47,566          6,557,541
         445,430           1,521,905          1,200,892          1,593,522
          15,603              15,603             15,193             16,046
          79,641             347,615            226,356            293,511
          73,985             392,689            279,488            406,595
           3,917               6,794              2,483             42,706
          37,095             141,483            105,814            149,391
           3,649               6,452              5,477              6,081
          14,187              72,151             65,577             97,746
          (7,376)            (22,127)           (19,874)               270
              --                  --                 --            255,932
           7,992              68,250             52,684             86,280
 ---------------    ----------------    ---------------    ---------------
       5,416,090          26,231,336         20,664,930         36,904,368

              --                  --                 --                 --
 ---------------    ----------------    ---------------    ---------------
       5,416,090          26,231,336         20,664,930         36,904,368
 ---------------    ----------------    ---------------    ---------------
      (1,592,765)        (14,762,391)        47,774,482        113,748,371
 ---------------    ----------------    ---------------    ---------------

     (79,653,602)        (25,323,510)       (21,363,102)        97,316,627
      39,862,665       1,486,285,559        596,299,520        312,907,732
              --                  --                 --              4,089
 ---------------    ----------------    ---------------    ---------------
     (39,790,937)      1,460,962,049        574,936,418        410,228,448
 ---------------    ----------------    ---------------    ---------------

      88,895,512          70,967,605        278,404,805        934,602,927
              --                  --                 --                356
 ---------------    ----------------    ---------------    ---------------
      88,895,512          70,967,605        278,404,805        934,603,283
 ---------------    ----------------    ---------------    ---------------
      49,104,575       1,531,929,654        853,341,223      1,344,831,731
 ---------------    ----------------    ---------------    ---------------

 $    47,511,810    $  1,517,167,263    $   901,115,705    $ 1,458,580,102
 ===============    ================    ===============    ===============


                        See Notes to Financial Statements                Page 43


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                         FIRST TRUST                         FIRST TRUST
                                                                      DOW JONES SELECT                       MORNINGSTAR
                                                                          MICROCAP                        DIVIDEND LEADERS
                                                                         INDEX FUND                          INDEX FUND
                                                                            (FDM)                               (FDL)
                                                              ---------------------------------   ---------------------------------
                                                                Six Months                          Six Months
                                                                   Ended                               Ended
                                                                 6/30/2021        Year Ended         6/30/2021        Year Ended
                                                                (Unaudited)       12/31/2020        (Unaudited)       12/31/2020
                                                              ---------------   ---------------   ---------------   ---------------

OPERATIONS:
Net investment income (loss)............................      $       603,512   $     2,111,719   $    29,689,256   $    66,323,992
Net realized gain (loss)................................            3,777,306       (29,360,877)      164,852,966      (263,732,972)
Net change in unrealized appreciation (depreciation)....           31,277,783         7,286,636        (4,794,859)       33,378,185
                                                              ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
   from operations......................................           35,658,601       (19,962,522)      189,747,363      (164,030,795)
                                                              ---------------   ---------------   ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................             (462,424)       (2,126,197)      (28,539,271)      (66,635,153)
                                                              ---------------   ---------------   ---------------   ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................           21,038,520        29,127,047       622,796,577        83,773,486
Proceeds from shares acquired through reorganization....                   --                --                --                --
Cost of shares redeemed.................................           (8,544,340)      (40,623,522)     (546,946,114)     (294,624,818)
                                                              ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................           12,494,180       (11,496,475)       75,850,463      (210,851,332)
                                                              ---------------   ---------------   ---------------   ---------------
Total increase (decrease) in net assets.................           47,690,357       (33,585,194)      237,058,555      (441,517,280)

NET ASSETS:
Beginning of period.....................................          122,482,272       156,067,466     1,399,482,517     1,840,999,797
                                                              ---------------   ---------------   ---------------   ---------------
End of period...........................................      $   170,172,629   $   122,482,272   $ 1,636,541,072   $ 1,399,482,517
                                                              ===============   ===============   ===============   ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................            2,555,000         3,055,000        47,300,002        56,500,002
Shares sold.............................................              350,000           700,000        18,600,000         2,750,000
Shares issued through reorganization....................                   --                --                --                --
Shares redeemed.........................................             (150,000)       (1,200,000)      (16,550,000)      (11,950,000)
                                                              ---------------   ---------------   ---------------   ---------------
Shares outstanding, end of period.......................            2,755,000         2,555,000        49,350,002        47,300,002
                                                              ===============   ===============   ===============   ===============


Page 44                 See Notes to Financial Statements



          FIRST TRUST                         FIRST TRUST                           FIRST TRUST
           US EQUITY                        NYSE(R) ARCA(R)                          DOW JONES
         OPPORTUNITIES                       BIOTECHNOLOGY                           INTERNET
              ETF                              INDEX FUND                           INDEX FUND
             (FPX)                               (FBT)                                 (FDN)
-------------------------------     --------------------------------     ---------------------------------
  Six Months                          Six Months                           Six Months
    Ended                               Ended                                 Ended
  6/30/2021        Year Ended         6/30/2021        Year Ended           6/30/2021        Year Ended
 (Unaudited)       12/31/2020        (Unaudited)       12/31/2020          (Unaudited)       12/31/2020
--------------   --------------     --------------   ---------------     ---------------   ---------------

$      764,936   $    3,650,043     $   (1,592,765)  $    (5,453,767)    $   (14,762,391)  $   (17,892,891)
   247,866,579      181,468,921        (39,790,937)       56,195,268       1,460,962,049     1,460,876,048
  (101,464,572)     391,055,130         88,895,512       153,873,484          70,967,605     2,472,751,255
--------------   --------------     --------------   ---------------     ---------------   ---------------

   147,166,943      576,174,094         47,511,810       204,614,985       1,517,167,263     3,915,734,412
--------------   --------------     --------------   ---------------     ---------------   ---------------

    (1,447,600)      (5,290,041)                --                --                  --                --
--------------   --------------     --------------   ---------------     ---------------   ---------------

   914,610,662      978,879,034         52,174,778       403,631,644       1,590,510,278     3,121,562,471
            --               --                 --                --                  --                --
  (923,615,350)    (934,225,504)      (181,969,247)     (367,000,398)     (3,374,072,086)   (3,815,634,985)
--------------   --------------     --------------   ---------------     ---------------   ---------------

    (9,004,688)      44,653,530       (129,794,469)       36,631,246      (1,783,561,808)     (694,072,514)
--------------   --------------     --------------   ---------------     ---------------   ---------------
   136,714,655      615,537,583        (82,282,659)      241,246,231        (266,394,545)    3,221,661,898

 1,946,372,672    1,330,835,089      2,042,173,329     1,800,927,098      11,075,028,885     7,853,366,987
--------------   --------------     --------------   ---------------     ---------------   ---------------
$2,083,087,327   $1,946,372,672     $1,959,890,670   $ 2,042,173,329     $10,808,634,340   $11,075,028,885
==============   ==============     ==============   ===============     ===============   ===============

    16,450,002       16,550,002         12,150,002        12,100,002          52,150,002        56,450,002
     7,400,000       10,100,000            300,000         2,550,000           7,050,000        18,050,000
            --               --                 --                --                  --                --
    (7,500,000)     (10,200,000)        (1,100,000)       (2,500,000)        (15,050,000)      (22,350,000)
--------------   --------------     --------------   ---------------     ---------------   ---------------
    16,350,002       16,450,002         11,350,002        12,150,002          44,150,002        52,150,002
==============   ==============     ==============   ===============     ===============   ===============


                        See Notes to Financial Statements                Page 45


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         FIRST TRUST                         FIRST TRUST
                                                                      CAPITAL STRENGTH                 VALUE LINE(R) DIVIDEND
                                                                             ETF                             INDEX FUND
                                                                           (FTCS)                               (FVD)
                                                              ---------------------------------   ---------------------------------
                                                                Six Months                          Six Months
                                                                   Ended                               Ended
                                                                 6/30/2021        Year Ended         6/30/2021        Year Ended
                                                                (Unaudited)       12/31/2020        (Unaudited)       12/31/2020
                                                              ---------------   ---------------   ---------------   ---------------

OPERATIONS:
Net investment income (loss)............................      $    47,774,482   $    55,537,289   $   113,748,371   $   225,598,348
Net realized gain (loss)................................          574,936,418       471,532,595       410,228,448      (446,982,237)
Net change in unrealized appreciation (depreciation)....          278,404,805       416,336,797       934,603,283        94,895,748
                                                              ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
   from operations......................................          901,115,705       943,406,681     1,458,580,102      (126,488,141)
                                                              ---------------   ---------------   ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................          (48,131,311)      (55,671,376)     (107,398,203)     (231,083,030)
                                                              ---------------   ---------------   ---------------   ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................        3,663,565,069     6,487,496,472     1,575,185,220     3,432,557,406
Proceeds from shares acquired through reorganization....                   --                --                --        36,820,323
Cost of shares redeemed.................................       (3,412,905,714)   (3,745,945,946)   (1,269,717,595)   (2,627,820,910)
                                                              ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................          250,659,355     2,741,550,526       305,467,625       841,556,819
                                                              ---------------   ---------------   ---------------   ---------------
Total increase (decrease) in net assets.................        1,103,643,749     3,629,285,831     1,656,649,524       483,985,648

NET ASSETS:
Beginning of period.....................................        7,021,908,636     3,392,622,805    10,149,204,392     9,665,218,744
                                                              ---------------   ---------------   ---------------   ---------------
End of period...........................................      $ 8,125,552,385   $ 7,021,908,636   $11,805,853,916   $10,149,204,392
                                                              ===============   ===============   ===============   ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................          103,950,002        56,200,002       289,190,884       268,287,986
Shares sold.............................................           51,400,000       107,300,000        40,150,000       100,550,000
Shares issued through reorganization....................                   --                --                --         1,052,898
Shares redeemed.........................................          (47,800,000)      (59,550,000)      (32,400,000)      (80,700,000)
                                                              ---------------   ---------------   ---------------   ---------------
Shares outstanding, end of period.......................          107,550,002       103,950,002       296,940,884       289,190,884
                                                              ===============   ===============   ===============   ===============


Page 46                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                          6/30/2021      -------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019            2018            2017            2016
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, beginning of period     $     47.94     $     51.09    $     40.76     $     47.21     $     43.98    $     32.92
                                         -----------     -----------    -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.22            0.80           0.66            0.56            0.42           0.49
Net realized and unrealized gain (loss)        13.78           (3.15)         10.37           (6.50)           3.27          11.07
                                         -----------     -----------    -----------     -----------     -----------    -----------
Total from investment operations               14.00           (2.35)         11.03           (5.94)           3.69          11.56
                                         -----------     -----------    -----------     -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.17)          (0.80)         (0.70)          (0.51)          (0.46)         (0.50)
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, end of period           $     61.77     $     47.94    $     51.09     $     40.76     $     47.21    $     43.98
                                         ===========     ===========    ===========     ===========     ===========    ===========
TOTAL RETURN (a)                               29.21%          (4.25)%        27.25%         (12.68)%          8.44%         35.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $   170,173     $   122,482    $  156,067      $   138,777     $    97,012    $   116,776
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   0.70% (b)       0.71%          0.70%          0.73%            0.71%          0.75%
Ratio of net expenses to average
   net assets                                   0.60% (b)       0.60%          0.60%          0.60%            0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.78% (b)       1.88%          1.42%          1.29%            0.89%          1.52%
Portfolio turnover rate (c)                        6%             95%            64%            75%              55%            48%

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                          6/30/2021      -------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019            2018            2017            2016
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, beginning of period     $     29.59     $     32.58    $     27.24     $     30.06     $     27.75    $     23.69
                                         -----------     -----------    -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.61            1.32           1.22            1.09            0.93           0.82
Net realized and unrealized gain (loss)         3.55           (2.98)          5.34           (2.83)           2.34           4.05
                                         -----------     -----------    -----------     -----------     -----------    -----------
Total from investment operations                4.16           (1.66)          6.56           (1.74)           3.27           4.87
                                         -----------     -----------    -----------     -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.59)          (1.33)         (1.22)          (1.08)          (0.96)         (0.81)
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, end of period           $     33.16     $     29.59    $     32.58     $     27.24     $     30.06    $     27.75
                                         ===========     ===========    ===========     ===========     ===========    ===========
TOTAL RETURN (a)                               14.06%          (4.42)%        24.36%          (5.87)%         11.93%         20.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $ 1,636,541     $ 1,339,483    $ 1,841,000     $ 1,386,483     $ 1,719,299    $ 1,778,464
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   0.46% (b)       0.46%          0.46%           0.47%           0.47%          0.48%
Ratio of net expenses to average
   net assets                                   0.45% (b)       0.45%          0.45%           0.45%           0.45%          0.45%
Ratio of net investment income (loss) to
   average net assets                           3.80% (b)       4.73%          4.06%           3.70%           3.18%          3.27%
Portfolio turnover rate (c)                       48%             63%            39%             39%             43%            50%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 47


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST US EQUITY OPPORTUNITIES ETF (FPX)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                          6/30/2021      -------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019            2018            2017            2016
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, beginning of period     $    118.32     $     80.41    $     62.07     $     68.18     $     54.10    $     51.11
                                         -----------     -----------    -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.05            0.24           0.58            0.52            0.43           0.31
Net realized and unrealized gain (loss)         9.13           38.01          18.30           (6.08)          14.12           3.10
                                         -----------     -----------    -----------     -----------     -----------    -----------
Total from investment operations                9.18           38.25          18.88           (5.56)          14.55           3.41
                                         -----------     -----------    -----------     -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.09)          (0.34)         (0.54)          (0.55)          (0.47)         (0.42)
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, end of period           $    127.41     $    118.32    $     80.41     $     62.07     $     68.18    $     54.10
                                         ===========     ===========    ===========     ===========     ===========    ===========
TOTAL RETURN (a)                                7.77%          47.76%         30.45%          (8.22)%         26.96%          6.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $ 2,083,087     $ 1,946,373    $ 1,330,835     $   912,479     $   981,732    $   614,024
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   0.57% (b)       0.57%          0.58%           0.59%           0.59%          0.60%
Ratio of net expenses to average
   net assets                                   0.57% (b)       0.57%          0.58%           0.59%           0.59%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.08% (b)       0.26%          0.79%           0.74%           0.71%          0.58%
Portfolio turnover rate (c)                       38%             75%            81%             57%             31%            41%

FIRST TRUST NYSE(R) ARCA(R) BIOTECHNOLOGY INDEX FUND (FBT)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                          6/30/2021      -------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019            2018            2017            2016
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, beginning of period     $    168.08     $    148.84    $    124.26     $    124.52     $     90.89    $    113.06
                                         -----------     -----------    -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   (0.14)          (0.45)         (0.51)          (0.22)          (0.08)         (0.32)
Net realized and unrealized gain (loss)         4.74           19.69          25.09           (0.04)          33.71         (21.85)
                                         -----------     -----------    -----------     -----------     -----------    -----------
Total from investment operations                4.60           19.24          24.58           (0.26)          33.63         (22.17)
                                         -----------     -----------    -----------     -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             --              --             --              --              --             --
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, end of period           $    172.68     $    168.08    $    148.84     $    124.26     $    124.52    $     90.89
                                         ===========     ===========    ===========     ===========     ===========    ===========
TOTAL RETURN (a)                                2.74%          12.93%         19.78%          (0.21)%         36.99%        (19.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $ 1,959,891     $ 2,042,173    $ 1,800,927     $ 2,342,213     $ 1,207,811    $   804,385
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   0.55% (b)       0.55%          0.55%           0.57%           0.56%          0.56%
Ratio of net expenses to average
   net assets                                   0.55% (b)       0.55%          0.55%           0.57%           0.56%          0.56%
Ratio of net investment income (loss) to
   average net assets                          (0.16)%(b)      (0.28)%        (0.25)%         (0.21)%         (0.08)%        (0.27)%
Portfolio turnover rate (c)                       19%             26%            31%             37%             36%            42%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 48                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                          6/30/2021      -------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019            2018            2017            2016
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, beginning of period     $    212.37     $    139.12    $    116.66     $    109.82     $     79.79    $     74.64
                                         -----------     -----------    -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   (0.33)          (0.34)         (0.14)          (0.35)          (0.28)         (0.27)
Net realized and unrealized gain (loss)        32.78           73.59          22.60            7.19           30.31           5.42
                                         -----------     -----------    -----------     -----------     -----------    -----------
Total from investment operations               32.45           73.25          22.46            6.84           30.03           5.15
                                         -----------     -----------    -----------     -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             --              --             --              --              --             --
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, end of period           $    244.82     $    212.37    $    139.12     $    116.66     $    109.82    $     79.79
                                         ===========     ===========    ===========     ===========     ===========    ===========
TOTAL RETURN (a)                               15.29%          52.65%         19.26%           6.23%          37.62%          6.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $10,808,634     $11,075,029    $ 7,853,367     $ 7,016,807     $ 5,490,820    $ 3,486,734
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   0.51% (b)       0.51%          0.52%           0.52%           0.53%          0.54%
Ratio of net expenses to average
   net assets                                   0.51% (b)       0.51%          0.52%           0.52%           0.53%          0.54%
Ratio of net investment income (loss) to
   average net assets                          (0.29)%(b)      (0.20)%        (0.10)%         (0.27)%         (0.32)%        (0.35)%
Portfolio turnover rate (c)                        7%             39%            28%             21%             22%            21%

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                          6/30/2021      -------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019            2018            2017            2016
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, beginning of period     $     67.55     $     60.37    $     48.29     $     50.95     $     40.79    $     38.12
                                         -----------     -----------    -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.45            0.63           0.76            0.60            0.59           0.58
Net realized and unrealized gain (loss)         8.00            7.18          12.08           (2.65)          10.16           2.67
                                         -----------     -----------    -----------     -----------     -----------    -----------
Total from investment operations                8.45            7.81          12.84           (2.05)          10.75           3.25
                                         -----------     -----------    -----------     -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.45)          (0.63)         (0.76)          (0.61)          (0.59)         (0.58)
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, end of period           $     75.55     $     67.55    $     60.37     $     48.29     $     50.95    $     40.79
                                         ===========     ===========    ===========     ===========     ===========    ===========
TOTAL RETURN (a)                               12.56%          13.07%         26.72%          (4.09)%         26.49%          8.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $ 8,125,552     $ 7,021,909    $ 3,392,623     $ 1,376,131     $   624,099    $   320,190
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   0.55% (b)       .56%           0.58%           0.60%           0.61%          0.64%
Ratio of net expenses to average
   net assets                                   0.55% (b)       0.56%          0.58%           0.60%           0.61%          0.64%
Ratio of net investment income (loss) to
   average net assets                           1.28% (b)       1.10%          1.46%           1.30%           1.33%          1.55%
Portfolio turnover rate (c)                       67%            133%           125%            117%             85%            85%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 49


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                          6/30/2021      -------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019            2018            2017            2016
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, beginning of period     $     35.10     $     36.03    $     29.07     $     30.84     $     28.02    $     23.86
                                         -----------     -----------    -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.39            0.79           0.73            0.73            0.63           0.56
Net realized and unrealized gain (loss)         4.64           (0.91)          6.96           (1.77)           2.84           4.17
                                         -----------     -----------    -----------     -----------     -----------    -----------
Total from investment operations                5.03           (0.12)          7.69           (1.04)           3.47           4.73
                                         -----------     -----------    -----------     -----------     -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.37)          (0.81)         (0.73)          (0.73)          (0.65)         (0.57)
                                         -----------     -----------    -----------     -----------     -----------    -----------
Net asset value, end of period           $     39.76     $     35.10    $     36.03     $     29.07     $     30.84    $     28.02
                                         ===========     ===========    ===========     ===========     ===========    ===========
TOTAL RETURN (a)                               14.38%          (0.04)%        26.60%          (3.44)%         12.48%         19.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $11,805,854     $10,149,204    $ 9,665,219     $ 4,374,483     $ 4,194,830    $ 2,892,982
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   0.67% (b)       0.70%          0.71%           0.72%           0.72%          0.73%
Ratio of net expenses to average
   net assets                                   0.67% (b)       0.70%          0.70%           0.70%           0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           2.08% (b)       2.47%          2.36%           2.40%           2.19%          2.31%
Portfolio turnover rate (c)                       29%             86%            53%             58%             50%            60%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 50                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8,
2003, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-two exchange-traded funds. This report covers the seven funds (each a "Fund" and collectively, the "Funds") listed below:

      First Trust Dow Jones Select MicroCap Index Fund - (NYSE Arca, Inc.
         ("NYSE Arca") ticker "FDM")
      First Trust Morningstar Dividend Leaders Index Fund - (NYSE Arca ticker
         "FDL")
      First Trust US Equity Opportunities ETF - (NYSE Arca ticker "FPX")
      First Trust NYSE(R) Arca(R) Biotechnology Index Fund - (NYSE Arca ticker
         "FBT")
      First Trust Dow Jones Internet Index Fund - (NYSE Arca ticker "FDN")
      First Trust Capital Strength ETF - (The Nasdaq Stock Market LLC ("Nasdaq")
         ticker "FTCS")
      First Trust Value Line(R) Dividend Index Fund - (NYSE Arca ticker "FVD")

Each Fund represents a separate series of beneficial interest in the Trust.
Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                            INDEX
First Trust Dow Jones Select MicroCap Index Fund                Dow Jones Select MicroCap Index(SM)
First Trust Morningstar Dividend Leaders Index Fund             Morningstar(R) Dividend Leaders Index(SM)
First Trust US Equity Opportunities ETF                         IPOX(R)-100 U.S. Index
First Trust NYSE(R) Arca(R) Biotechnology Index Fund            NYSE(R) Arca(R) Biotechnology Index
First Trust Dow Jones Internet Index Fund                       Dow Jones Internet Composite Index(SM)
First Trust Capital Strength ETF                                The Capital Strength Index(SM)
First Trust Value Line(R) Dividend Index Fund                   Value Line(R) Dividend Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

                                                                         Page 51


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2021, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on estimates available.
The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FPX.
The Bank of New York Mellon ("BNYM") acts as FPX's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2021, only FDM, FPX and FDN had securities in the securities lending program. During the six months ended June 30, 2021, FDM,
FPX, FBT and FDN participated in the securities lending program.

                                                                         Page 53


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a
Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2021, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2020 was as follows:


                                                                       Distributions        Distributions        Distributions
                                                                         paid from            paid from            paid from
                                                                      Ordinary Income       Capital Gains      Return of Capital
                                                                     ------------------    ----------------    -----------------
First Trust Dow Jones Select MicroCap Index Fund                      $      2,126,197      $           --      $            --
First Trust Morningstar Dividend Leaders Index Fund                         66,635,153                  --                   --
First Trust US Equity Opportunities ETF                                      5,290,041                  --                   --
First Trust NYSE(R) Arca(R) Biotechnology Index Fund                                --                  --                   --
First Trust Dow Jones Internet Index Fund                                           --                  --                   --
First Trust Capital Strength ETF                                            55,671,376                  --                   --
First Trust Value Line(R) Dividend Index Fund                              231,083,030                  --                   --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

As of December 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                             Accumulated
                                                                       Undistributed         Capital and        Net Unrealized
                                                                          Ordinary              Other            Appreciation
                                                                           Income            Gain (Loss)        (Depreciation)
                                                                     ------------------    ----------------    -----------------
First Trust Dow Jones Select MicroCap Index Fund                      $         90,691      $  (46,311,470)     $    14,138,665
First Trust Morningstar Dividend Leaders Index Fund                            425,955        (362,640,978)         107,603,362
First Trust US Equity Opportunities ETF                                             --        (266,483,167)         571,224,950
First Trust NYSE(R) Arca(R) Biotechnology Index Fund                                --        (248,674,487)         (42,568,716)
First Trust Dow Jones Internet Index Fund                                           --        (420,915,508)       3,165,589,553
First Trust Capital Strength ETF                                                66,259        (266,180,343)         770,184,610
First Trust Value Line(R) Dividend Index Fund                                       --        (699,218,855)         791,320,407


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018,
2019, and 2020 remain open to federal and state audit. As of June 30, 2021, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                          Non-Expiring Capital
                                                           Loss Carryforwards
                                                          --------------------
First Trust Dow Jones Select MicroCap Index Fund              $ 46,311,470
First Trust Morningstar Dividend Leaders Index Fund            362,640,978
First Trust US Equity Opportunities ETF                        266,483,167
First Trust NYSE(R) Arca(R) Biotechnology Index Fund           248,674,487
First Trust Dow Jones Internet Index Fund                      420,915,508
First Trust Capital Strength ETF                               266,180,343
First Trust Value Line(R) Dividend Index Fund*                 699,218,855


* $11,006,415 of First Trust Value Line(R) Dividend Index Fund's non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $364,521 per year.

During the taxable year ended December 31, 2020, the following Fund utilized non-expiring capital loss carryforwards in the following amount:


                                                              Capital Loss
                                                              Carryforward
                                                                Utilized
                                                          --------------------
First Trust NYSE(R) Arca(R) Biotechnology Index Fund          $ 18,664,932


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2020, the Funds had no net late year ordinary or capital losses.

                                                                         Page 55


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the
Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following
"Licensors" for the respective Funds:


FUND                                                            LICENSOR
First Trust Dow Jones Select MicroCap Index Fund                S&P Dow Jones Indices LLC
First Trust Morningstar Dividend Leaders Index Fund             Morningstar, Inc.
First Trust US Equity Opportunities ETF                         IPOX(R) Schuster LLC
First Trust NYSE(R) Arca(R) Biotechnology Index Fund            ICE Data Indices, LLC
First Trust Dow Jones Internet Index Fund                       S&P Dow Jones Indices LLC
First Trust Capital Strength ETF                                Nasdaq, Inc.
First Trust Value Line(R) Dividend Index Fund                   Value Line Publishing LLC


The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is entitled to receive monthly fees from each
Fund calculated at the following annual rates:


                                                                  % of Average
                                                                Daily Net Assets
                                                                ----------------
First Trust Dow Jones Select MicroCap Index Fund                     0.50%
First Trust Morningstar Dividend Leaders Index Fund                  0.30%
First Trust US Equity Opportunities ETF                              0.40%
First Trust NYSE(R) Arca(R) Biotechnology Index Fund                 0.40%
First Trust Dow Jones Internet Index Fund                            0.40%
First Trust Capital Strength ETF                                     0.50%
First Trust Value Line(R) Dividend Index Fund                        0.50%


The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least
April 30, 2023.


                                                                  Expense Cap
                                                                ----------------
First Trust Dow Jones Select MicroCap Index Fund                     0.60%
First Trust Morningstar Dividend Leaders Index Fund                  0.45%
First Trust US Equity Opportunities ETF                              0.60%
First Trust NYSE(R) Arca(R) Biotechnology Index Fund                 0.60%
First Trust Dow Jones Internet Index Fund                            0.60%
First Trust Capital Strength ETF                                     0.65%
First Trust Value Line(R) Dividend Index Fund                        0.70%


Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund's expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived or expenses were reimbursed, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

The advisory fee waivers and expense reimbursements for the six months ended
June 30, 2021 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:


                                                                               Fees Waived or Expenses Borne by First Trust
                                                                                           Subject to Recovery
                                                                      --------------------------------------------------------------
                                          Advisory                    Six Months      Year         Year      Six Months
                                             Fee         Expense        Ended        Ended        Ended        Ended
                                           Waivers    Reimbursement   12/31/2018   12/31/2019   12/31/2020   6/30/2021      Total
                                          ---------   -------------   ----------   ----------   ----------   ----------   ----------
First Trust Dow Jones Select MicroCap
   Index Fund                             $  75,499   $          --   $   95,671   $  149,166   $  127,387   $   75,499   $  447,723
First Trust Morningstar Dividend
   Leaders Index Fund                        45,332              --      139,505      178,254      162,827       45,332      525,918


During the six months ended June 30, 2021, First Trust recovered fees that were previously waived from First Trust Value Line(R) Dividend Index Fund of
$255,932.

The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each
Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                               4. REORGANIZATION

On January 30, 2020, the Board of Trustees of First Trust Value Line(R) 100
Exchange-Traded Fund ("FVL") and FVD approved a reorganization of FVD with FVL.
The reorganization was completed on December 14, 2020. FVD was the surviving fund.

Under the terms of the reorganization, which was tax-free, the assets of FVL were transferred to, and the liabilities of FVL were assumed by, FVD in exchange for shares of FVD. The cost of the investments received from FVL was carried forward to FVD for U.S. GAAP and tax purposes. The FVD shares were then distributed to FVL shareholders and the separate existence of FVD ceased. The reorganization was subject to certain conditions, including that the reorganization was approved on November 16, 2020, by the shareholders of FVL.
When the reorganization occurred, the transactions were based on the relative
NAVs of FVL and FVD.

The following table summarizes the asset transfers and conversion ratios for the reorganization.


                          Net Assets on     Unrealized    Accumulated     Shares     Acquiring                Net Assets on
  Acquired      Shares     December 11,    Appreciation   Net Realized  Conversion  (Surviving)    Shares     December 11,
    Fund       Redeemed        2020       (Depreciation)  Gain (Loss)     Ratio        Fund       Issued*        2020**
----------------------------------------------------------------------------------------------------------------------------
    FVL        1,589,982  $   36,820,323  $     (118,448) $ (8,573,998)   0.662214      FVD       1,052,908  $10,030,756,341


* Amount includes 10 shares that were distributed cash in lieu.

** Amount reflects net assets of FVD prior to the reorganization.

                                                                         Page 57


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

The following table summarizes the operations of the Acquired Fund for the period January 1, 2020 to December 11, 2020, and the operations of FVD, the
Acquiring (Surviving) Fund, for the fiscal year ended December 31, 2020, as presented in the Statements of Operations and the combined Acquired and
Acquiring (Surviving) Funds' pro-forma results of operations for the fiscal year ended December 31, 2020, assuming the acquisition had been completed on January
1, 2020.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of FVL that have been included in FVD's Statement of Operations since December 11, 2020.


                                                                                           Net Realized and
                                                                                              Change in
                                                                                           Unrealized Gain      Net Increase
                                                                         Net Investment       (Loss) on        (Decrease) from
                                                                             Income          Investments         Operations
                                                                         --------------    ----------------    ---------------
Acquired Fund for the period January 1, 2020 to December 11, 2020
   FVL                                                                   $      300,669    $        (36,518)   $       264,151
Acquiring Fund for the fiscal year ended December 31, 2020
   FVD                                                                      229,162,401        (355,768,990)      (126,606,589)
                                                                         --------------    ----------------    ---------------
Combined Total                                                           $  229,463,070    $   (355,805,508)   $  (126,342,438)
                                                                         ==============    ================    ===============


                      5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust Dow Jones Select MicroCap Index Fund                  $     9,027,115   $     9,034,475
First Trust Morningstar Dividend Leaders Index Fund                   750,783,276       743,173,844
First Trust US Equity Opportunities ETF                               760,482,254       759,326,586
First Trust NYSE(R) Arca(R) Biotechnology Index Fund                  377,659,514       380,201,165
First Trust Dow Jones Internet Index Fund                             702,630,529       718,799,918
First Trust Capital Strength ETF                                    5,048,319,154     5,015,324,763
First Trust Value Line(R) Dividend Index Fund                       3,134,618,775     3,117,533,469


For the six months ended June 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust Dow Jones Select MicroCap Index Fund                  $    21,060,986   $     8,554,608
First Trust Morningstar Dividend Leaders Index Fund                   619,033,844       545,615,648
First Trust US Equity Opportunities ETF                               913,189,130       921,393,948
First Trust NYSE(R) Arca(R) Biotechnology Index Fund                   52,157,372       181,925,777
First Trust Dow Jones Internet Index Fund                           1,590,534,930     3,373,444,868
First Trust Capital Strength ETF                                    3,639,550,296     3,428,963,598
First Trust Value Line(R) Dividend Index Fund                       1,565,490,763     1,270,533,673


                  6. CREATION, REDEMPTION AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the

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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2023.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price

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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of
"reasonably" normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread.
Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Agreement") with First Trust Advisors L.P.
(the "Advisor") on behalf of the following seven series of the Trust (each a
"Fund" and collectively, the "Funds"):

        First Trust Value Line(R) Dividend Index Fund (FVD)
        First Trust Dow Jones Select MicroCap Index Fund (FDM)
        First Trust Morningstar Dividend Leaders Index Fund (FDL)
        First Trust US Equity Opportunities ETF (FPX)
        First Trust NYSE(R) Arca(R) Biotechnology Index Fund (FBT)
        First Trust Dow Jones Internet Index Fund (FDN)
        First Trust Capital Strength ETF (FTCS)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2022 at a meeting held on June 6-7, 2021. The
Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 26, 2021 and June 6-7, 2021, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the
"Expense Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on

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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

April 26, 2021, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the
April meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 6-7, 2021 meeting, as well as at the June meeting. The
Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the
Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.
The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 26, 2021 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the
First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the
Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the advisory fee rate payable by each Fund under the
Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through April 30, 2023.
For each Fund, the Board noted that expenses reimbursed and fees waived are subject to recovery by the Advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment would be made by the Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the
Board noted that the total (net) expense ratio of each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group.
With respect to the Expense Groups, the Board, at the April 26, 2021 meeting, discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable
ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2020 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. With respect to FTCS, the Board noted that during 2013, the Fund changed its underlying index to The Capital Strength Index(SM), and that the performance information included a blend of the old and new indexes. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by
Broadridge comparing each Fund's performance to that of its respective
Performance Universe and to that of a broad-based benchmark index, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase during the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board considered the revenues and allocated costs
(including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2020 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.


FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund
Book 2

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)
First Trust S&P REIT Index Fund (FRI)
First Trust Water ETF (FIW)
First Trust Natural Gas ETF (FCG)
First Trust Chindia ETF (FNI)
First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)

Semi-Annual Report
For the Six Months Ended
June 30, 2021


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2021

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview

Portfolio of Investments


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the
"Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2021

Dear Shareholders,

First Trust is pleased to provide you with the semi-annual report for certain funds in the First Trust Exchange-Traded Fund (the "Funds"), which contains detailed information about the Funds for the six months ended June 30, 2021.

Since December of 2008, the Federal Reserve (the "Fed") has largely maintained an extremely accommodating stance on monetary policy. In other words, it has kept interest rates at very low levels, and has done so on purpose. From
December 2008 through June 2021 (a period that captured a portion of the financial crisis of 2007-2008 and the entire coronavirus ("COVID-19") pandemic), the Federal Funds target rate (upper bound) stood at 0.25% for approximately eight years and three months of that 12.5-year period. That is an aggressive posture to hold for such a long duration. For comparative purposes, the Federal
Funds target rate averaged 4.50% for the 20-year period ended December 31, 2008.
All along, the Fed has been signaling to savers, investors, and businesses alike that it wanted them to assume more risk. The Fed did not want money just sitting idle on the sidelines. It wanted the money to be put to work, so to speak, in such a way that it would stimulate U.S. economic growth and stave off any deflationary pressures potentially looming. It has been a tough road to hoe, as
I'm sure those investors who follow the economy closely have noticed.

Why am I taking this trip down memory lane? It is because the Federal Funds target rate currently stands at 0.25%, just like it did back in December 2008.
We can cite the severe hit to many parts of the U.S. economy from the COVID-19 pandemic, such as the leisure and travel industry, as to why the target rate has returned to such a low level. For all intents and purposes, until the economy reaches full employment (4% unemployment rate) and a 2% plus inflation rate for a sustained period, the Fed has stated that it intends to maintain the status quo. Since inflation has risen notably in recent months, the Fed is now forecasting a couple of rate hikes in 2023. At a minimum, that is still 18 months away. Keep in mind, however, the Fed reserves the right to change its posture at any time.

As previously noted, the Fed has been encouraging savers and investors to assume more risk for over a decade. One of the best barometers of risk in the securities markets is the default rate on speculative-grade (below investment-grade) debt, in my opinion. High yield corporate bonds behave like a hybrid security between other fixed-income securities and stocks. They share behavioral characteristics of both, and they are economically sensitive. Moody's reported that its global speculative-grade default rate stood at 4.0% in June
2021, according to its own release. Moody's puts the historical average default rate at 4.2%. Its baseline scenario sees the default rate declining to 1.7% by
December 2021. Moody's recorded 28 defaults over the first six months of 2021, down from 114 defaults over the same period a year ago. I believe that investors should take some comfort in knowing that defaults are trending lower, not higher, in the current economic climate.

Companies have heeded the Fed's call for risk-taking, as measured by this year's robust global mergers and acquisitions ("M&A") activity. Global M&A activity set a record high in the first half of 2021, with announced deals valued at $2.8 trillion, according to data from Refinitiv. U.S. M&A activity also reached a record high, coming in at $1.3 trillion for the same period, or around 46% of the global total. M&A specialists expect deal-making to remain robust for the rest of 2021, due to low borrowing costs and stronger economic growth.

In closing, we welcome the reopening of the U.S. economy and, hopefully, the global economy shortly thereafter. We encourage investors to stay the course even though the markets could experience some turbulence in the months ahead.
The potential for additional volatility represents an opportunity for investors to check their asset allocation levels to determine if they are suitable for an extended inflationary climate.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2021

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

We have learned recently that the reopening process for the economy from the coronavirus ("COVID-19") pandemic, while underway, is likely to be more of a work in progress than a foregone conclusion. It has to do with the spread of the highly contagious Delta variant, now found in all 50 states. The Delta variant, which was first identified in India in 2020, appears to be more problematic for those individuals who have yet to be vaccinated. Cases are rising rapidly. The
Centers for Disease Control and Prevention expects the Delta variant to account for approximately 80% of new cases moving forward. The concern has quickly elevated, and some state and local governments, such as Los Angeles County, are contemplating reinstating the mask mandate for businesses and other public venues. This is something we intend to monitor moving forward to assess its potential near-term impact on the economy.

The global growth forecast from the International Monetary Fund ("IMF") released in April 2021 projected a rate of 6.0% for real gross domestic product growth for 2021, up from -3.3% in 2020. The IMF is calling for a 6.4% growth rate for the U.S. in 2021, up from -3.5% from the previous year. Advanced Economies are expected to register a 5.1% growth rate, up from -4.7% for the previous year. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than Advanced Economies in 2021. Their 2021 growth rate estimate is 6.7%, up from -2.2% a year ago.

The marketplace for exchange-traded funds ("ETFs") and related exchange-traded products ("ETPs") continues to set records, both domestically and abroad. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at an all-time high of $6.51 trillion at the close of June 2021, according to its own release. In the first half of 2021, net inflows to ETFs/ETPs listed in the U.S. totaled a record high
$472.18 billion, with $327.44 billion of it flowing to equity funds. Total assets invested in ETFs/ETPs listed globally stood at an all-time high of $9.35 trillion for the same period. In the first half of this year, net inflows to
ETFs/ETPs listed globally totaled a record high $660.73 billion, with $460.73 billion of it flowing to equity funds.

U.S. STOCKS AND BONDS

In the first half of 2021, three of the major U.S. stock indices posted double-digit gains. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P
SmallCap 600(R) Index posted total returns of 15.25%, 17.60%, and 23.56%, respectively, according to Bloomberg. All 11 of the major sectors that comprise the S&P 500(R) Index posted positive total returns. The top-performing sectors were Energy, Financials, Real Estate and Communication Services, up 45.64%,
25.69%, 23.30%, and 19.67%, respectively, while the worst-performing sectors were Utilities, up 2.38%, and Consumer Staples, up 5.02%. Bloomberg's 2021 and
2022 consensus earnings growth rate estimates for the S&P 500(R) Index were
35.94% and 12.41%, respectively, as of July 2, 2021.

Corporate America is cash rich. Non-financial companies in the S&P 500(R) Index that reported their earnings results in April and May of 2021 increased their cash holdings by 12% year-over-year, according to Bloomberg. Cash holdings, which include short-term investments and long-term marketable securities, reached $2.03 trillion. The sectors holding the most cash are as follows:
Information Technology ($587.7 billion); Communication Services ($345.2 billion); Consumer Discretionary ($294.9 billion); Health Care ($288.4 billion);
and Industrials ($280.4 billion).

In the U.S. bond market, the major bond groups produced a mixed bag of returns in the first half of 2021. The top-performing major debt group we track is speculative-grade in nature. The Bloomberg Barclays U.S. Corporate High Yield
Index posted a total return of 3.62%. The worst-performing debt group we track is a blend of government and investment-grade corporate bonds. The Bloomberg
Barclays U.S. Aggregate Index posted a total return of -1.60%. The yield on the benchmark 10-Year Treasury Note rose 55 basis points to 1.47% in the first half of 2021, according to Bloomberg. For comparative purposes, its average yield for the 20-year period ended June 30, 2021, was 3.07%. It is still extraordinarily low.

FOREIGN STOCKS AND BONDS

The U.S. dollar rose by 2.78% against a basket of major currencies in the first half of 2021, as measured by the U.S. Dollar Index ("DXY"), according to
Bloomberg. The DXY closed at a reading of 92.44 on June 30, 2021, above its
20-year average of 89.41. The stronger U.S. dollar likely had a bit of a negative influence on the returns of foreign securities held by U.S. investors, providing they were unhedged. The strength in the dollar was more noticeable with respect to bond returns due to the low interest rate levels persisting in many foreign debt markets, in our opinion.

The Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of -0.97% (USD), while the Bloomberg Barclays Global
Aggregate Index of higher quality debt declined by 3.21% (USD). With respect to equities, the MSCI Emerging Markets Index of stocks posted a total return of
7.45% (USD), while the MSCI World ex USA Index was up 9.92% (USD) on a total return basis, according to Bloomberg.

                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

The First Trust NASDAQ-100 Equal Weighted Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal
Weighted Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and depositary receipts that comprise the Index. The Index is the equal-weighted version of the
NASDAQ-100 Index(R), which includes 100 of the largest U.S. and international non-financial companies listed on The Nasdaq Stock Market LLC ("Nasdaq") based on market capitalization. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the Nasdaq. The first day of secondary market trading in shares of the Fund was April 25, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended      (4/19/06)      Ended      Ended      (4/19/06)
                                    6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                  11.31%     40.86%     22.28%      16.74%       12.57%      173.38%    369.98%      504.77%
Market Value                         11.38%     40.88%     22.29%      16.73%       12.57%      173.55%    369.88%      504.88%

INDEX PERFORMANCE
NASDAQ-100 Equal Weighted
   Index(SM)                         11.68%     41.76%     23.04%      17.47%       13.27%      181.97%    400.22%      564.62%
S&P 500(R) Index                     15.25%     40.79%     17.65%      14.84%       10.39%      125.36%    298.93%      348.97%
NASDAQ-100 Index(R)                  13.34%     44.36%     28.24%      21.53%       16.15%      246.85%    602.52%      872.73%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                         41.3%
Consumer Discretionary                         15.0
Health Care                                    14.9
Communication Services                         13.0
Consumer Staples                                6.9
Industrials                                     6.0
Utilities                                       2.9
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Moderna, Inc.                                   1.1%
Skyworks Solutions, Inc.                        1.1
Peloton Interactive, Inc., Class A              1.1
Splunk, Inc.                                    1.1
Baidu, Inc., ADR                                1.1
Advanced Micro Devices, Inc.                    1.1
eBay, Inc.                                      1.1
Micron Technology, Inc.                         1.1
JD.com, Inc., ADR                               1.1
Xilinx, Inc.                                    1.1
                                             -------
   Total                                       11.0%
                                             =======

-----------------------------
Nasdaq(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Equal Weighted
Index(SM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW) (CONTINUED)


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            DECEMBER 31, 2010 - JUNE 30, 2021

                First Trust
             NASDAQ-100 Equal          NASDAQ-100 Equal        S&P 500(R)       NASDAQ-100
            Weighted Index Fund       Weighted Index(SM)         Index           Index(R)
12/10             $10,000                  $10,000              $10,000          $10,000
06/11              10,751                   10,785               10,602           10,523
12/11               9,722                    9,791               10,211           10,366
06/12              10,614                   10,716               11,180           11,967
12/12              11,166                   11,303               11,845           12,269
06/13              12,908                   13,125               13,482           13,507
12/13              15,626                   15,936               15,681           16,799
06/14              16,873                   17,260               16,801           18,121
12/14              18,616                   19,096               17,829           20,060
06/15              19,057                   19,606               18,048           20,947
12/15              19,030                   19,647               18,075           22,017
06/16              18,482                   19,130               18,769           21,319
12/16              20,365                   21,150               20,237           23,619
06/17              23,589                   24,570               22,127           27,582
12/17              25,662                   26,816               24,654           31,410
06/18              26,873                   28,159               25,307           34,755
12/18              24,339                   25,580               23,573           31,422
06/19              29,781                   31,402               27,943           38,288
12/19              33,048                   34,954               30,994           43,821
06/20              35,870                   38,054               30,039           51,222
12/20              45,392                   48,304               36,700           65,224
06/21              50,526                   53,946               42,297           73,925


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

The First Trust NASDAQ-100-Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology
Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and depositary receipts that comprise the Index. The Index is an equal-weighted index composed of the securities comprising the NASDAQ-100 Index(R) that are classified as
"technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R) includes 100 of the largest U.S. and international non-financial companies listed on the Nasdaq based on market capitalization. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the
Index changes are made public. The Fund's shares are listed for trading on the
Nasdaq. The first day of secondary market trading in shares of the Fund was
April 25, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS         CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended      (4/19/06)      Ended      Ended      (4/19/06)
                                    6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                  15.14%     45.93%     30.55%      20.96%       15.32%      279.17%    570.50%      772.11%
Market Value                         15.19%     46.04%     30.55%      20.96%       15.32%      279.26%    570.49%      772.09%

INDEX PERFORMANCE
NASDAQ-100 Technology Sector
   Index(SM)                         15.46%     46.77%     31.36%      21.72%       16.04%      291.07%    613.91%      859.21%
S&P 500(R) Index                     15.25%     40.79%     17.65%      14.84%       10.39%      125.36%    298.93%      348.97%
S&P 500 Information Technology
   Index                             13.76%     42.40%     31.21%      21.99%       15.59%      288.95%    630.01%      803.93%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION(1)              LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                         90.0%
Communication Services                         10.0
                                             -------
   Total                                      100.0%
                                             =======

(1)   The above sector classification is based on Standard & Poor's Global
      Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Skyworks Solutions, Inc.                        2.7%
Splunk, Inc.                                    2.7
Advanced Micro Devices, Inc.                    2.6
Micron Technology, Inc.                         2.6
Xilinx, Inc.                                    2.6
Baidu, Inc., ADR                                2.6
Applied Materials, Inc.                         2.6
Marvell Technology, Inc.                        2.6
QUALCOMM, Inc.                                  2.6
NVIDIA Corp.                                    2.6
                                             -------
   Total                                       26.2%
                                             =======

-----------------------------
Nasdaq(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Technology Sector
Index(SM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC) (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               DECEMBER 31, 2010 - JUNE 30, 2021

               First Trust
               NASDAQ-100-             NASDAQ-100
            Technology Sector       Technology Sector       S&P 500(R)       S&P 500 Information
               Index Fund               Index(SM)             Index           Technology Index
12/10            $10,000                 $10,000             $10,000               $10,000
06/11             10,077                  10,107              10,602                10,206
12/11              9,425                   9,483              10,211                10,242
06/12              9,855                   9,947              11,180                11,608
12/12             10,181                  10,308              11,845                11,760
06/13             11,374                  11,553              13,482                12,507
12/13             14,062                  14,329              15,681                15,103
06/14             15,907                  16,261              16,801                16,453
12/14             17,553                  18,003              17,829                18,141
06/15             17,119                  17,607              18,048                18,279
12/15             17,311                  17,861              18,075                19,217
06/16             17,818                  18,450              18,769                19,156
12/16             21,685                  22,537              20,237                21,878
06/17             25,816                  26,907              22,127                25,648
12/17             29,895                  31,255              24,654                30,375
06/18             32,089                  33,646              25,307                33,677
12/18             28,489                  29,958              23,573                30,289
06/19             35,970                  37,942              27,943                38,506
12/19             42,268                  44,730              30,994                45,522
06/20             46,296                  49,154              30,039                52,328
12/20             58,683                  62,496              36,700                65,490
06/21             67,568                  72,158              42,297                74,501


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

The First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the NASDAQ-100 Ex-Tech
Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and depositary receipts that comprise the Index. The Index is an equal-weighted index composed of the securities comprising the NASDAQ-100 Index(R) that are not classified as
"technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R) includes 100 of the largest U.S. and international non-financial companies listed on the Nasdaq based on market capitalization. The Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the
Index changes are made public. The Fund's shares are listed for trading on the
Nasdaq. The first day of secondary market trading in shares of the Fund was
February 15, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years     Inception
                                     Ended       Ended      Ended      Ended       (2/8/07)      Ended      Ended       (2/8/07)
                                    6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                   8.87%     37.82%     17.70%      14.42%       11.19%      125.87%    284.62%       360.07%
Market Value                          8.93%     37.98%     17.71%      14.42%       11.19%      126.01%    284.76%       360.24%

INDEX PERFORMANCE
NASDAQ-100 Ex-Tech Sector
   Index(SM)                          9.22%     38.70%     18.41%      15.12%       11.88%      132.75%    308.79%       402.81%
Russell 1000(R) Index                14.95%     43.07%     17.99%      14.90%       10.27%      128.71%    300.96%       308.05%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                         25.2%
Health Care                                    25.1
Communication Services                         15.0
Consumer Staples                               11.5
Industrials                                    10.0
Information Technology                          8.3
Utilities                                       4.9
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Moderna, Inc.                                   1.9%
Peloton Interactive, Inc., Class A              1.8
eBay, Inc.                                      1.8
JD.com, Inc., ADR                               1.8
Tesla, Inc.                                     1.8
Vertex Pharmaceuticals, Inc.                    1.7
Cintas Corp.                                    1.7
Ross Stores, Inc.                               1.7
NetEase, Inc., ADR                              1.7
MercadoLibre, Inc.                              1.7
                                             -------
   Total                                       17.6%
                                             =======

-----------------------------
Nasdaq(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Ex-Tech Sector
Index(SM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT) (CONTINUED)


                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      DECEMBER 31, 2010 - JUNE 30, 2021

                First Trust
                 NASDAQ-100               NASDAQ-100
            Ex-Technology Sector        Ex-Tech Sector        Russell 1000(R)
                 Index Fund               Index(SM)                Index
12/10             $10,000                  $10,000                $10,000
06/11              11,206                   11,243                 10,637
12/11               9,892                    9,962                 10,150
06/12              11,155                   11,263                 11,102
12/12              11,901                   12,045                 11,817
06/13              14,136                   14,376                 13,461
12/13              16,809                   17,141                 15,731
06/14              17,579                   17,986                 16,875
12/14              19,390                   19,889                 17,815
06/15              20,443                   21,039                 18,120
12/15              20,310                   20,976                 17,979
06/16              19,081                   19,747                 18,651
12/16              19,877                   20,628                 20,145
06/17              22,715                   23,648                 22,012
12/17              23,933                   24,986                 24,513
06/18              24,687                   25,843                 25,212
12/18              22,598                   23,721                 23,341
06/19              27,102                   28,546                 27,738
12/19              29,005                   30,638                 30,675
06/20              31,273                   33,132                 29,813
12/20              39,588                   42,082                 37,102
06/21              43,099                   45,962                 42,649


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (the "Fund")
seeks investment results that correspond generally to the price and yield
(before the Fund's fees and expenses) of an equity index called the NASDAQ(R)
Clean Edge(R) Green Energy Index(SM) (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of small, mid and large capitalization clean-energy companies that are publicly traded in the United States. The Index is rebalanced quarterly and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the Nasdaq. The first day of secondary market trading in shares of the Fund was February 14, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended       (2/8/07)      Ended      Ended       (2/8/07)
                                    6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                  -1.39%     133.47%    38.00%      17.19%       9.58%       400.57%    388.52%      273.23%
Market Value                         -1.40%     133.43%    38.03%      17.18%       9.59%       400.99%    388.33%      273.32%

INDEX PERFORMANCE
NASDAQ(R) Clean Edge(R) Green
   Energy Index(SM)                  -1.14%     135.06%    38.22%      17.16%       9.80%       404.44%    387.24%      283.94%
Russell 2000(R) Index                17.54%      62.03%    16.47%      12.34%       8.98%       114.29%    220.05%      244.52%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                         35.5%
Consumer Discretionary                         24.2
Industrials                                    20.3
Utilities                                      10.1
Materials                                       7.6
Financials                                      1.4
Energy                                          0.9
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
NIO, Inc., ADR                                  9.9%
Tesla, Inc.                                     7.8
Enphase Energy, Inc.                            7.5
Albemarle Corp.                                 5.9
Plug Power, Inc.                                5.8
XPeng, Inc., ADR                                4.9
SolarEdge Technologies, Inc.                    3.8
Sunrun, Inc.                                    3.6
Cree, Inc.                                      3.5
ON Semiconductor Corp.                          3.4
                                             -------
   Total                                       56.1%
                                             =======

-----------------------------
Nasdaq(R), Clean Edge(R), and NASDAQ(R) Clean Edge(R) Green Energy Index(SM) are
registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       DECEMBER 31, 2010 - JUNE 30, 2021

                First Trust
                 NASDAQ(R)                 NASDAQ(R)
            Clean Edge(R) Green          Clean Edge(R)           Russell 2000(R)
             Energy Index Fund       Green Energy Index(SM)           Index
12/10             $10,000                   $10,000                  $10,000
06/11               9,306                     9,342                   10,621
12/11               5,877                     5,919                    9,583
06/12               5,688                     5,717                   10,400
12/12               5,847                     5,841                   11,149
06/13               8,741                     8,708                   12,917
12/13              11,097                    11,058                   15,477
06/14              12,763                    12,721                   15,971
12/14              10,759                    10,712                   16,235
06/15              11,547                    11,498                   17,006
12/15              10,067                    10,029                   15,518
06/16               9,080                     9,023                   15,862
12/16               9,853                     9,763                   18,825
06/17              11,519                    11,428                   19,764
12/17              12,980                    12,892                   21,582
06/18              12,497                    12,424                   23,235
12/18              11,394                    11,331                   19,204
06/19              13,727                    13,655                   22,465
12/19              16,257                    16,165                   24,105
06/20              19,468                    19,364                   20,976
12/20              46,100                    46,043                   28,920
06/21              45,459                    45,518                   33,993


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI)

The First Trust S&P REIT Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S&P United States REIT Index (the
"Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the real estate investment trusts ("REITs")
that comprise the Index. The Index seeks to measure the performance of publicly traded REITs domiciled in the U.S. that meet certain eligibility requirements.
The Index is rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 10, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                    6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                  21.38%     37.03%      5.56%       8.66%        5.17%       31.05%    129.38%      104.09%
Market Value                         21.38%     37.16%      5.55%       8.65%        5.17%       31.00%    129.24%      104.11%

INDEX PERFORMANCE
S&P United States REIT Index*        21.70%     37.82%      6.13%       9.24%        N/A         34.63%    142.11%        N/A
FTSE EPRA/NAREIT North
   America Index                     22.15%     39.52%      5.70%       8.59%        5.35%       31.93%    127.94%      108.87%
Russell 3000(R) Index                15.11%     44.16%     17.89%      14.70%       10.03%      127.67%    294.05%      286.57%
------------------------------------------------------------------------------------------------------------------------------------


*     On November 6, 2008, the Fund's underlying index changed from the S&P REIT
      Composite Index to the S&P United States REIT Index. Effective December
      31, 2008, the S&P REIT Composite Index was discontinued. Therefore, the
      Fund's performance and historical returns shown for the periods prior to
      November 6, 2008 are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. The inception date of the Index was June 30, 2008. Returns for the Index are only disclosed for those periods in which the Index was in existence for the whole period.

(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
REIT CLASSIFICATION                   LONG-TERM INVESTMENTS
-----------------------------------------------------------
Specialized                                    24.3%
Residential                                    18.6
Industrial                                     14.3
Retail                                         13.4
Health Care                                    11.1
Office                                          9.5
Diversified                                     5.1
Hotel & Resort                                  3.7
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Prologis, Inc.                                  7.9%
Equinix, Inc.                                   6.5
Public Storage                                  4.1
Simon Property Group, Inc.                      3.9
Digital Realty Trust, Inc.                      3.8
Welltower, Inc.                                 3.1
AvalonBay Communities, Inc.                     2.6
Equity Residential                              2.4
Alexandria Real Estate Equities, Inc.           2.2
Realty Income Corp.                             2.2
                                             -------
   Total                                       38.7%
                                             =======

-----------------------------
S&P United States REIT Index ("Index") is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by First Trust.
Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's
Financial Services LLC ("S&P"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI) (CONTINUED)


                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 DECEMBER 31, 2010 - JUNE 30, 2021

                First Trust          S&P United States       FTSE EPRA/NAREIT        Russell 3000(R)
            S&P REIT Index Fund         REIT Index          North America Index           Index
12/10             $10,000                 $10,000                 $10,000                $10,000
06/11              11,000                  11,028                  11,057                 10,635
12/11              10,790                  10,847                  10,818                 10,102
06/12              12,370                  12,466                  12,400                 11,044
12/12              12,667                  12,798                  12,782                 11,761
06/13              13,438                  13,621                  13,383                 13,415
12/13              12,898                  13,105                  12,945                 15,708
06/14              15,137                  15,417                  15,156                 16,798
12/14              16,717                  17,073                  16,590                 17,680
06/15              15,659                  16,032                  15,585                 18,023
12/15              17,046                  17,507                  16,891                 17,765
06/16              19,255                  19,834                  19,107                 18,408
12/16              18,396                  18,995                  18,272                 20,026
06/17              18,723                  19,388                  18,603                 21,814
12/17              19,092                  19,818                  19,107                 24,257
06/18              19,304                  20,090                  19,415                 25,038
12/18              18,288                  19,066                  18,361                 22,990
06/19              21,282                  22,258                  21,449                 27,291
12/19              22,616                  23,727                  22,860                 30,121
06/20              18,409                  19,375                  18,064                 29,073
12/20              20,788                  21,939                  20,633                 36,407
06/21              25,232                  26,700                  25,203                 41,908


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST WATER ETF (FIW)

The First Trust Water ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Clean Edge Water Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of small, mid and large capitalization companies that derive a substantial portion of their revenues from the potable water and wastewater industries. The Fund's shares are listed for trading on the
NYSE Arca. The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the changes are made public. The first day of secondary market trading in shares of the Fund was
May 11, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                    6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                  15.96%     50.67%     19.69%      14.60%       11.48%      145.67%    290.79%      365.43%
Market Value                         15.99%     50.82%     19.70%      14.61%       11.49%      145.72%    291.12%      365.63%

INDEX PERFORMANCE
ISE Clean Edge Water Index           16.28%     51.55%     20.32%      15.29%       12.18%      152.14%    314.98%      408.01%
Russell 3000(R) Index                15.11%     44.16%     17.89%      14.70%       10.03%      127.67%    294.05%      286.57%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                    56.8%
Utilities                                      20.4
Health Care                                    13.2
Information Technology                          3.9
Materials                                       3.6
Consumer Staples                                2.1
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Roper Technologies, Inc.                        4.5%
Danaher Corp.                                   4.4
IDEXX Laboratories, Inc.                        4.4
Agilent Technologies, Inc.                      4.4
Pentair PLC                                     4.4
Xylem, Inc.                                     4.4
IDEX Corp.                                      4.1
Essential Utilities, Inc.                       3.9
American Water Works Co., Inc.                  3.9
A.O. Smith Corp.                                3.8
                                             -------
   Total                                       42.2%
                                             =======

-----------------------------
"Nasdaq(R), Clean Edge(R), and ISE Clean Edge Water Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively
(together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST WATER ETF (FIW) (CONTINUED)


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              DECEMBER 31, 2010 - JUNE 30, 2021

            First Trust     ISE Clean Edge     Russell 3000(R)
             Water ETF       Water Index            Index
12/10         $10,000          $10,000             $10,000
06/11          10,468           10,506              10,635
12/11           9,438            9,505              10,102
06/12          10,374           10,491              11,044
12/12          11,971           12,145              11,761
06/13          12,820           13,061              13,415
12/13          15,672           16,019              15,708
06/14          16,119           16,520              16,798
12/14          15,729           16,173              17,680
06/15          14,688           15,148              18,023
12/15          14,186           14,677              17,765
06/16          16,653           17,290              18,408
12/16          18,755           19,524              20,026
06/17          20,477           21,326              21,814
12/17          23,303           24,339              24,257
06/18          23,117           24,164              25,038
12/18          21,231           22,248              22,985
06/19          26,541           27,899              27,285
12/19          29,110           30,686              30,114
06/20          27,154           28,762              29,066
12/20          35,281           37,486              36,402
06/21          40,912           43,589              41,908


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NATURAL GAS ETF (FCG)

The First Trust Natural Gas ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE-Revere Natural Gas(TM) Index (the
"Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks, depositary receipts and master limited partnership ("MLP") units that comprise the Index. The Index is designed to track the performance of mid and large capitalization companies that derive a substantial portion of their revenue from mid-stream activities and/or the exploration and production of natural gas. The Fund's shares are listed for trading on the NYSE Arca. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the
Index changes are made public. The first day of secondary market trading in shares of the Fund was May 11, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                    6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                  87.12%     126.56%    -5.55%     -15.72%      -10.78%      -24.84%    -81.92%      -80.09%
Market Value                         87.23%     127.02%    -5.54%     -15.71%      -10.78%      -24.79%    -81.90%      -80.07%

INDEX PERFORMANCE
ISE-Revere Natural Gas(TM) Index     87.92%     127.00%    -5.86%     -15.88%      -10.71%      -26.08%    -82.25%      -79.87%
S&P Composite 1500(R) Energy Index   47.15%      52.70%    -1.37%      -0.71%        0.97%       -6.67%     -6.88%       14.57%
Russell 3000(R) Index                15.11%      44.16%    17.89%      14.70%       10.03%      127.67%    294.05%      286.57%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
SUB-INDUSTRY CLASSIFICATION           LONG-TERM INVESTMENTS
-----------------------------------------------------------
Oil & Gas Exploration & Production             84.1%
Oil & Gas Storage & Transportation             11.1
Integrated Oil & Gas                            4.8
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
DCP Midstream, L.P.                             4.8%
Occidental Petroleum Corp.                      4.8
ConocoPhillips                                  4.3
Devon Energy Corp.                              4.3
Diamondback Energy, Inc.                        4.3
Western Midstream Partners, L.P.                4.3
Pioneer Natural Resources Co.                   4.2
EOG Resources, Inc.                             4.1
Marathon Oil Corp.                              4.0
Hess Corp.                                      3.9
                                             -------
   Total                                       43.0%
                                             =======

-----------------------------
"Nasdaq(R) and ISE-Revere Natural Gas(TM) Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The
Fund is not issued, endorsed, sold or promoted by the Corporations. THE
CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NATURAL GAS ETF (FCG) (CONTINUED)


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       DECEMBER 31, 2010 - JUNE 30, 2021

            First Trust Natural         ISE-Revere Natural         S&P Composite 1500(R)         Russell 3000(R)
                  Gas ETF                 Gas(TM) Index                Energy Index                   Index
12/10             $10,000                    $10,000                      $10,000                    $10,000
06/11              11,021                     11,061                       11,149                     10,635
12/11               9,316                      9,382                       10,392                     10,102
06/12               8,433                      8,519                       10,086                     11,044
12/12               8,058                      8,168                       10,842                     11,761
06/13               8,297                      8,425                       11,896                     13,415
12/13              10,083                     10,269                       13,596                     15,708
06/14              12,220                     12,473                       15,358                     16,798
12/14               5,847                      5,953                       12,349                     17,680
06/15               4,985                      5,031                       11,770                     18,023
12/15               2,392                      2,400                        9,623                     17,765
06/16               2,653                      2,655                       11,121                     18,408
12/16               2,858                      2,874                       12,250                     20,026
06/17               2,277                      2,297                       10,557                     21,814
12/17               2,529                      2,561                       11,999                     24,257
06/18               2,610                      2,651                       12,891                     25,038
12/18               1,650                      1,676                        9,682                     22,985
06/19               1,647                      1,679                       10,872                     27,285
12/19               1,388                      1,421                       10,655                     30,114
06/20                 880                        864                        6,797                     29,066
12/20               1,066                      1,044                        7,053                     36,402
06/21               1,995                      1,962                       10,378                     41,908


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CHINDIA ETF (FNI)

The First Trust Chindia ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE ChIndia(TM) Index (the "Index"). The
Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and depositary receipts that comprise the Index.
The Index is a modified market capitalization weighted index designed to track the performance of U.S. listed securities issued by small, mid and large capitalization companies domiciled in China or India. The Fund's shares are listed for trading on the NYSE Arca. The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The first day of secondary market trading in shares of the Fund was May 11, 2007.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                    6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                   5.91%     54.32%     19.33%      10.66%        9.46%      141.96%    175.40%      259.31%
Market Value                          5.86%     54.43%     19.31%      10.68%        9.46%      141.76%    175.84%      259.02%

INDEX PERFORMANCE
ISE ChIndia(TM) Index                 6.13%     55.25%     19.97%      11.14%       10.04%      148.55%    187.45%      287.04%
Russell 3000(R) Index                15.11%     44.16%     17.89%      14.70%       10.03%      127.67%    294.05%      286.57%
MSCI Emerging Markets Index           7.45%     40.90%     13.03%       4.28%        4.77%       84.47%     52.12%       93.26%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                         41.6%
Information Technology                         16.3
Financials                                     16.0
Communication Services                         14.1
Health Care                                     5.2
Materials                                       1.8
Real Estate                                     1.8
Industrials                                     1.3
Consumer Staples                                1.0
Utilities                                       0.9
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
COUNTRY ALLOCATION(1)                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
China                                          60.0%
India                                          39.4
Hong Kong                                       0.6
                                             -------
   Total                                      100.0%
                                             =======

(1) Calculated based on country of risk.

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
NIO, Inc., ADR                                  9.2%
Infosys Ltd., ADR                               7.3
Alibaba Group Holding Ltd., ADR                 7.1
Pinduoduo, Inc., ADR                            6.8
HDFC Bank Ltd., ADR                             6.4
ICICI Bank Ltd., ADR                            6.4
Bilibili, Inc., ADR                             4.4
JD.com, Inc., ADR                               4.1
Tata Motors Ltd., ADR                           4.0
Baidu, Inc., ADR                                4.0
                                             -------
   Total                                       59.7%
                                             =======

-----------------------------
Nasdaq(R) and ISE ChIndia(TM) Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CHINDIA ETF (FNI) (CONTINUED)


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  DECEMBER 31, 2010 - JUNE 30, 2021

            First Trust            ISE ChIndia(TM)            Russell 3000(R)            MSCI Emerging
            Chindia ETF                 Index                      Index                 Markets Index
12/10         $10,000                  $10,000                    $10,000                   $10,000
06/11          10,164                   10,221                     10,635                    10,088
12/11           7,398                    7,416                     10,102                     8,158
06/12           7,843                    7,874                     11,044                     8,479
12/12           8,663                    8,715                     11,761                     9,645
06/13           8,770                    8,848                     13,415                     8,722
12/13          11,765                   11,888                     15,708                     9,394
06/14          12,500                   12,658                     16,798                     9,971
12/14          12,044                   12,215                     17,680                     9,189
06/15          12,900                   13,108                     18,023                     9,460
12/15          12,005                   12,234                     17,765                     7,818
06/16          11,568                   11,820                     18,408                     8,319
12/16          11,747                   12,047                     20,026                     8,693
06/17          15,080                   15,503                     21,814                    10,295
12/17          17,310                   17,828                     24,257                    11,934
06/18          16,976                   17,523                     25,038                    11,139
12/18          13,730                   14,215                     22,985                    10,193
06/19          15,954                   16,559                     27,285                    11,273
12/19          17,706                   18,417                     30,114                    12,072
06/20          18,136                   18,923                     29,066                    10,891
12/20          26,426                   27,681                     36,402                    14,282
06/21          27,988                   29,378                     41,908                    15,346


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

The First Trust NASDAQ(R) ABA Community Bank Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) ABA
Community Bank Index(SM) (the "Index"). The Fund will normally invest at least
90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is designed to track the performance of small, mid and large capitalization companies that comprise the community banking industry. The Fund's shares are listed for trading on the Nasdaq. The
Index is rebalanced quarterly and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The first day of secondary market trading in shares of the Fund was
July 1, 2009.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended      (6/29/09)      Ended      Ended      (6/29/09)
                                    6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                  24.44%     59.68%      9.92%      10.42%       10.66%       60.49%    169.48%      237.36%
Market Value                         24.42%     59.86%      9.95%      10.43%       10.67%       60.66%    169.67%      237.58%

INDEX PERFORMANCE
NASDAQ OMX(R) ABA Community
   Bank Index(SM)                    24.87%     60.83%     10.64%      11.13%       11.37%       65.77%    187.16%      264.35%
S&P Composite 1500(R) Financials
   Index                             25.16%     61.15%     16.43%      13.53%       13.91%      113.99%    255.71%      377.34%
Russell 3000(R) Index                15.11%     44.16%     17.89%      14.70%       16.08%      127.67%    294.05%      499.03%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------------------------------------
                                           % OF TOTAL
INDUSTRY CLASSIFICATION               LONG-TERM INVESTMENTS
-----------------------------------------------------------
Banks                                          89.8%
Thrifts & Mortgage Finance                     10.0
IT Services                                     0.2
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Commerce Bancshares, Inc.                       3.2%
First Citizens BancShares, Inc., Class A        2.7
First Financial Bankshares, Inc.                2.6
Pinnacle Financial Partners, Inc.               2.5
BOK Financial Corp.                             2.2
South State Corp.                               2.1
TFS Financial Corp.                             2.1
Bank OZK                                        2.0
Valley National Bancorp                         2.0
Glacier Bancorp, Inc.                           1.9
                                             -------
   Total                                       23.3%
                                             =======

-----------------------------
Nasdaq(R), NASDAQ OMX(R), OMX(R), American Bankers Association(R), ABA(R) and
the NASDAQ OMX(R) ABA Community Bank Index(SM) are registered trademarks and service marks of Nasdaq, Inc. and American Bankers Association (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO
LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA) (CONTINUED)


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   DECEMBER 31, 2010 - JUNE 30, 2021

             First Trust
            NASDAQ(R) ABA          NASDAQ OMX(R)
            Community Bank         ABA Community          S&P Composite 1500(R)         Russell 3000(R)
              Index Fund           Bank Index(SM)           Financials Index                 Index
12/10          $10,000                $10,000                    $10,000                    $10,000
06/11            9,842                  9,877                      9,780                     10,635
12/11            9,353                  9,416                      8,499                     10,102
06/12           10,283                 10,388                      9,640                     11,044
12/12           10,618                 10,757                     10,791                     11,761
06/13           12,582                 12,789                     12,815                     13,415
12/13           15,173                 15,472                     14,487                     15,708
06/14           15,168                 15,515                     15,236                     16,798
12/14           15,585                 15,988                     16,644                     17,680
06/15           17,008                 17,504                     16,682                     18,023
12/15           16,814                 17,352                     16,525                     17,765
06/16           16,528                 17,109                     16,257                     18,408
12/16           23,131                 24,030                     20,537                     20,026
06/17           22,326                 23,266                     21,816                     21,814
12/17           23,259                 24,318                     24,829                     24,257
06/18           24,448                 25,636                     23,990                     25,038
12/18           19,505                 20,504                     21,593                     22,985
06/19           21,889                 23,085                     25,303                     27,285
12/19           23,953                 25,340                     28,334                     30,114
06/20           16,614                 17,637                     21,585                     29,066
12/20           21,313                 22,715                     27,794                     36,407
06/21           26,522                 28,364                     34,787                     41,908


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2021 (UNAUDITED)

As a shareholder of First Trust NASDAQ-100 Equal Weighted Index Fund, First
Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ-100
Ex-Technology Sector Index Fund, First Trust NASDAQ(R) Clean Edge(R) Green
Energy Index Fund, First Trust S&P REIT Index Fund, First Trust Water ETF, First
Trust Natural Gas ETF, First Trust Chindia ETF or First Trust NASDAQ(R) ABA
Community Bank Index Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE        DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2021      JUNE 30, 2021       PERIOD (a)         PERIOD (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX
   FUND (QQEW)
Actual                                               $1,000.00           $1,113.10            0.58%              $3.04
Hypothetical (5% return before expenses)             $1,000.00           $1,021.92            0.58%              $2.91

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX
   FUND (QTEC)
Actual                                               $1,000.00           $1,151.40            0.56%              $2.99
Hypothetical (5% return before expenses)             $1,000.00           $1,022.02            0.56%              $2.81

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR
   INDEX FUND (QQXT)
Actual                                               $1,000.00           $1,088.70            0.60%              $3.11
Hypothetical (5% return before expenses)             $1,000.00           $1,021.82            0.60%              $3.01

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY
   INDEX FUND (QCLN)
Actual                                               $1,000.00           $  986.10            0.58%              $2.86
Hypothetical (5% return before expenses)             $1,000.00           $1,021.92            0.58%              $2.91

FIRST TRUST S&P REIT INDEX FUND (FRI)
Actual                                               $1,000.00           $1,213.80            0.50%              $2.74
Hypothetical (5% return before expenses)             $1,000.00           $1,022.32            0.50%              $2.51

FIRST TRUST WATER ETF (FIW)
Actual                                               $1,000.00           $1,159.60            0.53%              $2.84
Hypothetical (5% return before expenses)             $1,000.00           $1,022.17            0.53%              $2.66


                                                                         Page 23


FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JUNE 30, 2021 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE        DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2021      JUNE 30, 2021       PERIOD (a)         PERIOD (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NATURAL GAS ETF (FCG)
Actual                                               $1,000.00           $1,871.20            0.64%              $4.56
Hypothetical (5% return before expenses)             $1,000.00           $1,021.62            0.64%              $3.21

FIRST TRUST CHINDIA ETF (FNI)
Actual                                               $1,000.00           $1,059.10            0.58%              $2.96
Hypothetical (5% return before expenses)             $1,000.00           $1,021.92            0.58%              $2.91

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK
   INDEX FUND (QABA)
Actual                                               $1,000.00           $1,244.40            0.60%              $3.34
Hypothetical (5% return before expenses)             $1,000.00           $1,021.82            0.60%              $3.01


(a)   These expense ratios reflect an expense cap for certain Funds. See Note 3 in Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1,
      2021 through June 30, 2021), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AUTOMOBILES -- 1.0%
      19,783 Tesla, Inc. (a)                   $   13,446,505
                                               --------------
             BEVERAGES -- 2.9%
     362,385 Keurig Dr Pepper, Inc.                12,770,448
     134,311 Monster Beverage Corp. (a)            12,269,310
      84,637 PepsiCo, Inc.                         12,540,664
                                               --------------
                                                   37,580,422
                                               --------------
             BIOTECHNOLOGY -- 9.0%
      69,373 Alexion Pharmaceuticals, Inc. (a)     12,744,514
      52,278 Amgen, Inc.                           12,742,762
      32,337 Biogen, Inc. (a)                      11,197,333
     187,855 Gilead Sciences, Inc.                 12,935,695
     148,238 Incyte Corp. (a)                      12,471,263
      62,714 Moderna, Inc. (a)                     14,736,536
      23,097 Regeneron Pharmaceuticals,
                Inc. (a)                           12,900,598
      80,802 Seagen, Inc. (a)                      12,757,020
      66,247 Vertex Pharmaceuticals, Inc. (a)      13,357,383
                                               --------------
                                                  115,843,104
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 2.0%
      34,565 Cintas Corp.                          13,203,830
      96,882 Copart, Inc. (a)                      12,771,954
                                               --------------
                                                   25,975,784
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 1.0%
     238,333 Cisco Systems, Inc.                   12,631,649
                                               --------------
             ELECTRIC UTILITIES -- 2.9%
     149,866 American Electric Power Co., Inc.     12,677,165
     274,575 Exelon Corp.                          12,166,418
     183,958 Xcel Energy, Inc.                     12,119,153
                                               --------------
                                                   36,962,736
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.0%
      74,523 CDW Corp.                             13,015,442
                                               --------------
             ENTERTAINMENT -- 4.0%
     134,944 Activision Blizzard, Inc.             12,879,056
      88,428 Electronic Arts, Inc.                 12,718,599
     114,227 NetEase, Inc., ADR                    13,164,662
      24,649 Netflix, Inc. (a)                     13,019,848
                                               --------------
                                                   51,782,165
                                               --------------
             FOOD & STAPLES RETAILING -- 2.0%
      32,555 Costco Wholesale Corp.                12,881,037
     242,074 Walgreens Boots Alliance, Inc.        12,735,513
                                               --------------
                                                   25,616,550
                                               --------------
             FOOD PRODUCTS -- 1.9%
     307,114 Kraft Heinz (The) Co.                 12,524,109
     198,600 Mondelez International, Inc.,
                Class A                            12,400,584
                                               --------------
                                                   24,924,693
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 4.0%
      20,325 Align Technology, Inc. (a)        $   12,418,575
      29,799 Dexcom, Inc. (a)                      12,724,173
      20,534 IDEXX Laboratories, Inc. (a)          12,968,248
      14,027 Intuitive Surgical, Inc. (a)          12,899,790
                                               --------------
                                                   51,010,786
                                               --------------
             HEALTH CARE TECHNOLOGY -- 1.0%
     157,421 Cerner Corp.                          12,304,025
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 2.9%
       5,508 Booking Holdings, Inc. (a)            12,051,999
      88,636 Marriott International, Inc.,
                Class A (a)                        12,100,587
     113,016 Starbucks Corp.                       12,636,319
                                               --------------
                                                   36,788,905
                                               --------------
             INTERACTIVE MEDIA & SERVICES
                -- 4.1%
       2,564 Alphabet, Inc., Class A (a)            6,260,750
       2,473 Alphabet, Inc., Class C (a)            6,198,129
      67,344 Baidu, Inc., ADR (a)                  13,731,442
      37,304 Facebook, Inc., Class A (a)           12,970,974
      79,966 Match Group, Inc. (a)                 12,894,517
                                               --------------
                                                   52,055,812
                                               --------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 6.0%
       3,545 Amazon.com, Inc. (a)                  12,195,367
     195,060 eBay, Inc.                            13,695,163
     170,679 JD.com, Inc., ADR (a)                 13,621,891
       8,422 MercadoLibre, Inc. (a)                13,119,707
      98,520 Pinduoduo, Inc., ADR (a)              12,514,010
     332,269 Trip.com Group Ltd., ADR (a)          11,782,259
                                               --------------
                                                   76,928,397
                                               --------------
             IT SERVICES -- 6.9%
      64,054 Automatic Data Processing, Inc.       12,722,406
     181,444 Cognizant Technology Solutions
                Corp., Class A                     12,566,812
     114,888 Fiserv, Inc. (a)                      12,280,378
      51,390 Okta, Inc. (a)                        12,574,105
     121,202 Paychex, Inc.                         13,004,975
      43,457 PayPal Holdings, Inc. (a)             12,666,846
      55,435 VeriSign, Inc. (a)                    12,621,995
                                               --------------
                                                   88,437,517
                                               --------------
             LEISURE PRODUCTS -- 1.1%
     113,118 Peloton Interactive, Inc.,
                Class A (a)                        14,028,894
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.0%
      27,361 Illumina, Inc. (a)                    12,947,499
                                               --------------
             MACHINERY -- 1.0%
     141,764 PACCAR, Inc.                          12,652,437
                                               --------------

                        See Notes to Financial Statements                Page 25


FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA -- 3.9%
      18,136 Charter Communications, Inc.,
                Class A (a)                    $   13,084,217
     219,108 Comcast Corp., Class A                12,493,538
     164,593 Fox Corp., Class A                     6,111,338
     172,796 Fox Corp., Class B                     6,082,419
   1,959,519 Sirius XM Holdings, Inc. (b)          12,815,255
                                               --------------
                                                   50,586,767
                                               --------------
             MULTILINE RETAIL -- 1.0%
     123,751 Dollar Tree, Inc. (a)                 12,313,225
                                               --------------
             PROFESSIONAL SERVICES -- 1.0%
      72,266 Verisk Analytics, Inc.                12,626,316
                                               --------------
             ROAD & RAIL -- 1.0%
     392,542 CSX Corp.                             12,592,747
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 18.5%
     145,963 Advanced Micro Devices, Inc. (a)      13,710,304
      76,445 Analog Devices, Inc.                  13,160,771
      94,449 Applied Materials, Inc.               13,449,538
      18,456 ASML Holding N.V.                     12,750,143
      26,772 Broadcom, Inc.                        12,765,960
     224,070 Intel Corp.                           12,579,290
      40,636 KLA Corp.                             13,174,597
      20,204 Lam Research Corp.                    13,146,743
     226,338 Marvell Technology, Inc.              13,202,295
     123,985 Maxim Integrated Products, Inc.       13,063,060
      85,234 Microchip Technology, Inc.            12,762,939
     160,964 Micron Technology, Inc. (a)           13,678,721
      16,206 NVIDIA Corp.                          12,966,421
      63,957 NXP Semiconductors N.V.               13,157,234
      93,354 QUALCOMM, Inc.                        13,343,087
      73,565 Skyworks Solutions, Inc.              14,106,089
      67,532 Texas Instruments, Inc.               12,986,404
      93,586 Xilinx, Inc.                          13,536,279
                                               --------------
                                                  237,539,875
                                               --------------
             SOFTWARE -- 12.9%
      22,015 Adobe, Inc. (a)                       12,892,865
      37,300 ANSYS, Inc. (a)                       12,945,338
      46,525 Atlassian Corp. PLC, Class A (a)      11,950,411
      44,585 Autodesk, Inc. (a)                    13,014,361
      94,615 Cadence Design Systems, Inc. (a)      12,945,224
     104,403 Check Point Software Technologies
                Ltd. (a)                           12,124,320
      45,124 DocuSign, Inc. (a)                    12,615,317
      26,109 Intuit, Inc.                          12,797,849
      47,595 Microsoft Corp.                       12,893,485
      96,232 Splunk, Inc. (a)                      13,913,223
      46,744 Synopsys, Inc. (a)                    12,891,528
      52,497 Workday, Inc., Class A (a)            12,533,134
      32,965 Zoom Video Communications, Inc.,
                Class A (a)                        12,758,444
                                               --------------
                                                  166,275,499
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SPECIALTY RETAIL -- 2.0%
      23,180 O'Reilly Automotive, Inc. (a)     $   13,124,748
     106,146 Ross Stores, Inc.                     13,162,104
                                               --------------
                                                   26,286,852
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 1.0%
      94,719 Apple, Inc.                           12,972,714
                                               --------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 1.0%
      35,403 Lululemon Athletica, Inc. (a)         12,921,033
                                               --------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.0%
     245,497 Fastenal Co.                          12,765,844
                                               --------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 1.0%
      84,960 T-Mobile US, Inc. (a)                 12,304,757
                                               --------------
             TOTAL COMMON STOCKS
                -- 100.0%                       1,284,118,951
             (Cost $971,519,524)               --------------

             MONEY MARKET FUNDS -- 0.9%
  11,643,630 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (c) (d)                      11,643,630
             (Cost $11,643,630)                --------------

             TOTAL INVESTMENTS -- 100.9%        1,295,762,581
             (Cost $983,163,154) (e)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.9)%             (11,640,471)
                                               --------------
             NET ASSETS -- 100.0%              $1,284,122,110
                                               ==============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $11,382,354 and the total value of the collateral held by the Fund is $11,643,630.

(c)   Rate shown reflects yield as of June 30, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $316,904,916 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,305,489. The net unrealized appreciation was
      $312,599,427.

ADR   - American Depositary Receipt

Page 26                 See Notes to Financial Statements


FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $1,284,118,951   $           --   $           --
Money Market
   Funds               11,643,630               --               --
                   ------------------------------------------------
Total Investments  $1,295,762,581   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   11,382,354
Non-cash Collateral(2)                            (11,382,354)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 27


FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.5%
     513,976 CDW Corp.                         $   89,765,908
                                               --------------
             INTERACTIVE MEDIA & SERVICES
                -- 10.0%
      17,735 Alphabet, Inc., Class A (a)           43,305,146
      16,965 Alphabet, Inc., Class C (a)           42,519,719
     457,266 Baidu, Inc., ADR (a)                  93,236,537
     258,470 Facebook, Inc., Class A (a)           89,872,604
     553,580 Match Group, Inc. (a)                 89,264,775
                                               --------------
                                                  358,198,781
                                               --------------
             IT SERVICES -- 7.3%
   1,247,175 Cognizant Technology Solutions
                Corp., Class A                     86,379,341
     356,127 Okta, Inc. (a)                        87,137,154
     381,803 VeriSign, Inc. (a)                    86,932,725
                                               --------------
                                                  260,449,220
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 45.7%
   1,006,580 Advanced Micro Devices, Inc. (a)      94,548,059
     525,353 Analog Devices, Inc.                  90,444,773
     649,295 Applied Materials, Inc.               92,459,608
     126,972 ASML Holding N.V.                     87,717,337
     183,834 Broadcom, Inc.                        87,659,405
   1,530,574 Intel Corp.                           85,926,424
     279,845 KLA Corp.                             90,728,548
     139,077 Lam Research Corp.                    90,497,404
   1,570,058 Marvell Technology, Inc.              91,581,483
     852,923 Maxim Integrated Products, Inc.       89,863,967
     585,133 Microchip Technology, Inc.            87,617,815
   1,107,304 Micron Technology, Inc. (a)           94,098,694
     114,287 NVIDIA Corp.                          91,441,029
     441,258 NXP Semiconductors N.V.               90,775,596
     640,655 QUALCOMM, Inc.                        91,568,819
     506,251 Skyworks Solutions, Inc.              97,073,629
     465,434 Texas Instruments, Inc.               89,502,958
     645,899 Xilinx, Inc.                          93,422,831
                                               --------------
                                                1,636,928,379
                                               --------------
             SOFTWARE -- 32.0%
     150,652 Adobe, Inc. (a)                       88,227,837
     257,089 ANSYS, Inc. (a)                       89,225,308
     319,654 Atlassian Corp. PLC, Class A (a)      82,106,327
     306,522 Autodesk, Inc. (a)                    89,473,772
     653,078 Cadence Design Systems, Inc. (a)      89,354,132
     717,593 Check Point Software Technologies
                Ltd. (a)                           83,334,075
     310,488 DocuSign, Inc. (a)                    86,803,130
     179,990 Intuit, Inc.                          88,225,698
     328,439 Microsoft Corp.                       88,974,125
     660,059 Splunk, Inc. (a)                      95,431,330
     320,496 Synopsys, Inc. (a)                    88,389,592
     360,299 Workday, Inc., Class A (a)            86,017,783
     227,680 Zoom Video Communications, Inc.,
                 Class A (a)                       88,118,991
                                               --------------
                                                1,143,682,100
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 2.5%
     653,127 Apple, Inc.                       $   89,452,274
                                               --------------
             TOTAL INVESTMENTS -- 100.0%        3,578,476,662
             (Cost $2,527,971,871) (b)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                (416,382)
                                               --------------
             NET ASSETS -- 100.0%              $3,578,060,280
                                               ==============

(a)   Non-income producing security.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,061,133,083 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,628,292. The net unrealized appreciation was $1,050,504,791.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $3,578,476,662   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

Page 28                 See Notes to Financial Statements


FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             AUTOMOBILES -- 1.8%
       3,799 Tesla, Inc. (b)                   $    2,582,180
                                               --------------
             BEVERAGES -- 4.9%
      69,442 Keurig Dr Pepper, Inc.                 2,447,136
      25,740 Monster Beverage Corp. (b)             2,351,349
      16,227 PepsiCo, Inc.                          2,404,355
                                               --------------
                                                    7,202,840
                                               --------------
             BIOTECHNOLOGY -- 15.1%
      13,295 Alexion Pharmaceuticals, Inc. (b)      2,442,425
      10,023 Amgen, Inc.                            2,443,106
       6,185 Biogen, Inc. (b)                       2,141,680
      35,966 Gilead Sciences, Inc.                  2,476,619
      28,346 Incyte Corp. (b)                       2,384,749
      12,038 Moderna, Inc. (b)                      2,828,689
       4,427 Regeneron Pharmaceuticals,
                Inc. (b)                            2,472,657
      15,473 Seagen, Inc. (b)                       2,442,877
      12,710 Vertex Pharmaceuticals, Inc. (b)       2,562,717
                                               --------------
                                                   22,195,519
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 3.4%
       6,624 Cintas Corp.                           2,530,368
      18,557 Copart, Inc. (b)                       2,446,369
                                               --------------
                                                    4,976,737
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 1.7%
      45,697 Cisco Systems, Inc.                    2,421,941
                                               --------------
             ELECTRIC UTILITIES -- 4.8%
      28,726 American Electric Power Co., Inc.      2,429,932
      52,655 Exelon Corp.                           2,333,143
      35,252 Xcel Energy, Inc.                      2,322,402
                                               --------------
                                                    7,085,477
                                               --------------
             ENTERTAINMENT -- 6.8%
      25,832 Activision Blizzard, Inc.              2,465,406
      16,935 Electronic Arts, Inc.                  2,435,761
      21,883 NetEase, Inc., ADR                     2,522,016
       4,724 Netflix, Inc. (b)                      2,495,264
                                               --------------
                                                    9,918,447
                                               --------------
             FOOD & STAPLES RETAILING -- 3.3%
       6,238 Costco Wholesale Corp.                 2,468,190
      46,469 Walgreens Boots Alliance, Inc.         2,444,734
                                               --------------
                                                    4,912,924
                                               --------------
             FOOD PRODUCTS -- 3.3%
      58,938 Kraft Heinz (The) Co.                  2,403,492
      38,117 Mondelez International, Inc.,
                Class A                             2,380,025
                                               --------------
                                                    4,783,517
                                               --------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 6.7%
       3,905 Align Technology, Inc. (b)             2,385,955
       5,711 Dexcom, Inc. (b)                       2,438,597
       3,939 IDEXX Laboratories, Inc. (b)           2,487,675

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                (CONTINUED)
       2,689 Intuitive Surgical, Inc. (b)      $    2,472,912
                                               --------------
                                                    9,785,139
                                               --------------
             HEALTH CARE TECHNOLOGY -- 1.6%
      30,193 Cerner Corp.                           2,359,885
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 4.8%
       1,059 Booking Holdings, Inc. (b)             2,317,187
      17,003 Marriott International, Inc.,
                Class A (b)                         2,321,250
      21,705 Starbucks Corp.                        2,426,836
                                               --------------
                                                    7,065,273
                                               --------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 10.1%
         681 Amazon.com, Inc. (b)                   2,342,749
      37,418 eBay, Inc.                             2,627,118
      32,737 JD.com, Inc., ADR (b)                  2,612,740
       1,617 MercadoLibre, Inc. (b)                 2,518,946
      18,904 Pinduoduo, Inc., ADR (b)               2,401,186
      63,699 Trip.com Group Ltd., ADR (b)           2,258,767
                                               --------------
                                                   14,761,506
                                               --------------
             IT SERVICES -- 6.6%
      12,277 Automatic Data Processing, Inc.        2,438,458
      22,016 Fiserv, Inc. (b)                       2,353,290
      23,225 Paychex, Inc.                          2,492,042
       8,375 PayPal Holdings, Inc. (b)              2,441,145
                                               --------------
                                                    9,724,935
                                               --------------
             LEISURE PRODUCTS -- 1.8%
      21,766 Peloton Interactive, Inc.,
                Class A (b)                         2,699,419
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.7%
       5,248 Illumina, Inc. (b)                     2,483,406
                                               --------------
             MACHINERY -- 1.7%
      27,182 PACCAR, Inc.                           2,425,994
                                               --------------
             MEDIA -- 6.6%
       3,476 Charter Communications, Inc.,
                Class A (b)                         2,507,760
      42,036 Comcast Corp., Class A                 2,396,893
      31,551 Fox Corp., Class A                     1,171,489
      33,111 Fox Corp., Class B                     1,165,507
     376,165 Sirius XM Holdings, Inc. (c)           2,460,119
                                               --------------
                                                    9,701,768
                                               --------------
             MULTILINE RETAIL -- 1.6%
      23,726 Dollar Tree, Inc. (b)                  2,360,737
                                               --------------
             PROFESSIONAL SERVICES -- 1.6%
      13,861 Verisk Analytics, Inc.                 2,421,794
                                               --------------
             ROAD & RAIL -- 1.6%
      75,228 CSX Corp.                              2,413,314
                                               --------------

                        See Notes to Financial Statements                Page 29


FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SPECIALTY RETAIL -- 3.4%
       4,444 O'Reilly Automotive, Inc. (b)     $    2,516,237
      20,402 Ross Stores, Inc.                      2,529,848
                                               --------------
                                                    5,046,085
                                               --------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 1.7%
       6,789 Lululemon Athletica, Inc. (b)          2,477,781
                                               --------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.7%
      47,049 Fastenal Co.                           2,446,548
                                               --------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 1.6%
      16,289 T-Mobile US, Inc. (b)                  2,359,136
                                               --------------
             TOTAL COMMON STOCKS -- 99.9%         146,612,302
             (Cost $107,091,614)               --------------

             MONEY MARKET FUNDS -- 1.7%
   2,264,404 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (d) (e)                       2,264,404
     151,412 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (d)                     151,412
                                               --------------
             TOTAL MONEY MARKET FUNDS
                -- 1.7%                             2,415,816
             (Cost $2,415,816)                 --------------

             TOTAL INVESTMENTS -- 101.6%          149,028,118
             (Cost $109,507,430) (f)

             NET OTHER ASSETS AND
                LIABILITIES -- (1.6)%              (2,330,736)
                                               --------------
             NET ASSETS -- 100.0%              $  146,697,382
                                               ==============

(a)   The industry allocation is based on Standard & Poor's Global Industry
      Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the
      Industry Classification Benchmark (ICB) system, which is maintained by
      FTSE International Limited.

(b)   Non-income producing security.

(c)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,213,633 and the total value of the collateral held by the Fund is $2,264,404.

(d)   Rate shown reflects yield as of June 30, 2021.

(e)   This security serves as collateral for securities on loan.

(f)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $40,067,124 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $546,436. The net unrealized appreciation was
      $39,520,688.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $  146,612,302   $           --   $           --
Money Market
   Funds                2,415,816               --               --
                   ------------------------------------------------
Total Investments  $  149,028,118   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    2,213,633
Non-cash Collateral(2)                             (2,213,633)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Page 30                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AUTOMOBILES -- 23.7%
   5,208,114 NIO, Inc., ADR (a)                $  277,071,665
     389,164 Niu Technologies, ADR (a)             12,706,205
     321,711 Tesla, Inc. (a)                      218,666,967
   1,086,809 Workhorse Group, Inc. (a) (b)         18,030,161
   3,130,056 XPeng, Inc., ADR (a)                 139,037,087
                                               --------------
                                                  665,512,085
                                               --------------
             CHEMICALS -- 7.6%
     984,790 Albemarle Corp.                      165,897,723
   1,292,302 Livent Corp. (a)                      25,018,967
     481,555 Sociedad Quimica y Minera de
                Chile S.A., ADR                    22,791,998
                                               --------------
                                                  213,708,688
                                               --------------
             CONSTRUCTION & ENGINEERING
                -- 0.9%
     293,353 Ameresco, Inc., Class A (a)           18,399,100
     219,081 Infrastructure and Energy
                Alternatives, Inc. (a) (b)          2,817,382
     352,893 ReneSola Ltd., ADR (a) (b)             3,211,326
                                               --------------
                                                   24,427,808
                                               --------------
             ELECTRICAL EQUIPMENT -- 19.3%
     314,817 Acuity Brands, Inc.                   58,880,224
     246,077 American Superconductor
                Corp. (a)                           4,279,279
   1,119,727 Array Technologies, Inc. (a)          17,467,741
   2,622,919 Ballard Power Systems,
                Inc. (a) (b)                       47,527,292
   1,275,106 Bloom Energy Corp., Class A (a)       34,262,098
     779,395 CBAK Energy Technology,
                Inc. (a) (b)                        3,670,950
     377,663 EnerSys                               36,909,005
     116,855 Flux Power Holdings, Inc. (a) (b)      1,359,024
   2,842,914 FuelCell Energy, Inc. (a)             25,301,935
     233,638 LSI Industries, Inc.                   1,871,440
     271,222 Orion Energy Systems, Inc. (a)         1,554,102
   4,794,958 Plug Power, Inc. (a)                 163,939,614
   1,798,087 Sunrun, Inc. (a)                     100,297,293
     323,690 TPI Composites, Inc. (a)              15,673,070
     280,062 Vicor Corp. (a)                       29,613,756
                                               --------------
                                                  542,606,823
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 4.7%
     338,722 Advanced Energy Industries, Inc.      38,177,357
     397,934 Itron, Inc. (a)                       39,785,441
     216,503 Littelfuse, Inc.                      55,162,799
                                               --------------
                                                  133,125,597
                                               --------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 10.1%
     976,928 Atlantica Sustainable
                Infrastructure PLC                 36,361,260
     420,147 Azure Power Global Ltd. (a)           11,310,357
   2,423,689 Brookfield Renewable Partners,
                L.P. (c)                           93,481,685
     720,893 Clearway Energy, Inc., Class C        19,089,247

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS
                (CONTINUED)
     669,157 NextEra Energy Partners,
                L.P. (c) (d)                   $   51,096,828
     493,621 Ormat Technologies, Inc.              34,321,468
     987,254 Sunnova Energy International,
                Inc. (a)                           37,179,986
                                               --------------
                                                  282,840,831
                                               --------------
             MACHINERY -- 0.1%
     184,220 GreenPower Motor Co.,
                Inc. (a) (b)                        3,616,239
                                               --------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 1.4%
     693,642 Hannon Armstrong Sustainable
                Infrastructure Capital, Inc.       38,947,998
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 0.9%
     420,250 Renewable Energy Group, Inc. (a)      26,198,385
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 30.8%
     529,015 Canadian Solar, Inc. (a)              23,721,033
   1,005,587 Cree, Inc. (a)                        98,477,135
     514,058 Daqo New Energy Corp., ADR (a)        33,424,051
   1,144,902 Enphase Energy, Inc. (a)             210,238,354
     937,369 First Solar, Inc. (a)                 84,841,268
     351,319 JinkoSolar Holding Co., Ltd.,
                ADR (a) (b)                        19,680,890
     379,500 Maxeon Solar Technologies
                Ltd. (a) (b)                        8,132,685
     294,268 O2Micro International Ltd.,
                ADR (a) (b)                         2,121,672
   2,511,698 ON Semiconductor Corp. (a)            96,147,800
     534,810 Power Integrations, Inc.              43,886,509
     389,779 SolarEdge Technologies, Inc. (a)     107,723,222
   1,521,146 SunPower Corp. (a)                    44,447,886
     415,635 Universal Display Corp.               92,408,130
                                               --------------
                                                  865,250,635
                                               --------------
             SPECIALTY RETAIL -- 0.5%
     370,175 Blink Charging Co. (a) (b)            15,240,105
                                               --------------
             TOTAL COMMON STOCKS
                -- 100.0%                       2,811,475,194
             (Cost $2,491,189,899)             --------------

             MONEY MARKET FUNDS -- 2.4%
  67,614,984 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (e) (f)                      67,614,984
             (Cost $67,614,984)                --------------

             TOTAL INVESTMENTS -- 102.4%        2,879,090,178
             (Cost $2,558,804,883) (g)

             NET OTHER ASSETS AND
                LIABILITIES -- (2.4)%             (66,401,054)
                                               --------------
             NET ASSETS -- 100.0%              $2,812,689,124
                                               ==============

                        See Notes to Financial Statements                Page 31


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $64,643,227 and the total value of the collateral held by the Fund is $67,614,984.

(c)   Security is a Master Limited Partnership ("MLP").

(d)   NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.

(e)   Rate shown reflects yield as of June 30, 2021.

(f)   This security serves as collateral for securities on loan.

(g)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $386,320,333 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $66,035,038. The net unrealized appreciation was $320,285,295.

ADR - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $2,811,475,194   $           --   $           --
Money Market
   Funds               67,614,984               --               --
                   ------------------------------------------------
Total Investments  $2,879,090,178   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   64,643,227
Non-cash Collateral(2)                            (64,643,227)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Page 32                 See Notes to Financial Statements


FIRST TRUST S&P REIT INDEX FUND (FRI)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.5%
             DIVERSIFIED REITS -- 5.1%
       7,348 Alexander & Baldwin, Inc.         $      134,615
       5,094 American Assets Trust, Inc.              189,955
       6,122 Armada Hoffler Properties, Inc.           81,361
      15,812 Broadstone Net Lease, Inc.               370,159
         603 CTO Realty Growth, Inc.                   32,273
      49,362 DigitalBridge Group, Inc. (a)            389,960
      14,308 Empire State Realty Trust, Inc.,
                Class A                               171,696
      11,923 Essential Properties Realty
                Trust, Inc.                           322,398
       3,695 Gladstone Commercial Corp.                83,359
       9,682 Global Net Lease, Inc.                   179,117
       1,640 One Liberty Properties, Inc.              46,560
       2,039 PS Business Parks, Inc.                  301,935
      24,705 STORE Capital Corp.                      852,570
      23,252 VEREIT, Inc.                           1,067,964
       8,584 Washington Real Estate Investment
                Trust                                 197,432
      18,060 WP Carey, Inc.                         1,347,637
                                               --------------
                                                    5,768,991
                                               --------------
             HEALTH CARE REITS -- 11.0%
       9,821 CareTrust REIT, Inc.                     228,142
       2,330 Community Healthcare Trust, Inc.         110,582
      24,181 Diversified Healthcare Trust             101,076
       5,554 Global Medical REIT, Inc.                 81,977
      14,375 Healthcare Realty Trust, Inc.            434,125
      22,207 Healthcare Trust of America,
                Inc., Class A                         592,927
      54,692 Healthpeak Properties, Inc.            1,820,697
       3,994 LTC Properties, Inc.                     153,330
      59,692 Medical Properties Trust, Inc.         1,199,809
       4,652 National Health Investors, Inc.          311,916
       7,912 New Senior Investment Group, Inc.         69,467
      23,885 Omega Healthcare Investors, Inc.         866,787
      21,866 Physicians Realty Trust                  403,865
      21,915 Sabra Health Care REIT, Inc.             398,853
       1,300 Universal Health Realty Income
                Trust                                  80,015
      38,070 Ventas, Inc.                           2,173,797
      42,371 Welltower, Inc.                        3,521,030
                                               --------------
                                                   12,548,395
                                               --------------
             HOTEL & RESORT REITS -- 3.7%
      21,110 Apple Hospitality REIT, Inc.             322,139
       4,934 Chatham Lodging Trust (a)                 63,501
       3,979 CorePoint Lodging, Inc. (a)               42,575
      21,336 DiamondRock Hospitality Co. (a)          206,959
       3,733 Hersha Hospitality Trust (a)              40,167
      71,656 Host Hotels & Resorts, Inc. (a)        1,224,601
      23,999 Park Hotels & Resorts, Inc. (a)          494,619
      13,334 Pebblebrook Hotel Trust                  314,016
      16,737 RLJ Lodging Trust                        254,905
       5,588 Ryman Hospitality Properties,
                Inc. (a)                              441,228
      16,725 Service Properties Trust                 210,735

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             HOTEL & RESORT REITS (CONTINUED)
      10,770 Summit Hotel Properties, Inc. (a) $      100,484
      21,945 Sunstone Hotel Investors,
                Inc. (a)                              272,557
      11,550 Xenia Hotels & Resorts, Inc. (a)         216,331
                                               --------------
                                                    4,204,817
                                               --------------
             INDUSTRIAL REITS -- 14.2%
      25,627 Americold Realty Trust                   969,982
      38,055 Duke Realty Corp.                      1,801,904
       4,061 EastGroup Properties, Inc.               667,831
      13,105 First Industrial Realty Trust,
                Inc.                                  684,474
       6,627 Industrial Logistics Properties
                Trust                                 173,230
       2,428 Innovative Industrial Properties,
                Inc.                                  463,797
      28,175 Lexington Realty Trust                   336,691
       9,975 Monmouth Real Estate Investment
                Corp.                                 186,732
       2,985 Plymouth Industrial REIT, Inc.            59,760
      75,075 Prologis, Inc.                         8,973,715
      13,605 Rexford Industrial Realty, Inc.          774,805
      16,205 STAG Industrial, Inc.                    606,553
       7,059 Terreno Realty Corp.                     455,447
                                               --------------
                                                   16,154,921
                                               --------------
             OFFICE REITS -- 9.4%
      13,922 Alexandria Real Estate Equities,
                Inc.                                2,532,969
      14,413 Boston Properties, Inc.                1,651,586
      17,339 Brandywine Realty Trust                  237,718
       2,290 CIM Commercial Trust Corp.                20,495
       4,403 City Office REIT, Inc.                    54,729
      11,657 Columbia Property Trust, Inc.            202,715
      11,400 Corporate Office Properties Trust        319,086
      15,085 Cousins Properties, Inc.                 554,826
      16,740 Douglas Emmett, Inc.                     562,799
       8,511 Easterly Government Properties,
                Inc.                                  179,412
      12,374 Equity Commonwealth                      324,199
       9,803 Franklin Street Properties Corp.          51,564
      10,559 Highwoods Properties, Inc.               476,950
      15,319 Hudson Pacific Properties, Inc.          426,175
      11,209 JBG SMITH Properties                     353,196
      10,755 Kilroy Realty Corp.                      748,978
       8,747 Mack-Cali Realty Corp.                   150,011
       4,905 Office Properties Income Trust           143,765
      16,886 Paramount Group, Inc.                    170,042
      12,586 Piedmont Office Realty Trust,
                Inc., Class A                         232,463
       7,039 SL Green Realty Corp.                    563,120
      15,934 Vornado Realty Trust                     743,640
                                               --------------
                                                   10,700,438
                                               --------------
             RESIDENTIAL REITS -- 18.5%
      13,992 American Campus Communities,
                Inc.                                  653,706
      27,790 American Homes 4 Rent, Class A         1,079,641
      15,914 Apartment Income REIT Corp.              754,801

                        See Notes to Financial Statements                Page 33


FIRST TRUST S&P REIT INDEX FUND (FRI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             RESIDENTIAL REITS (CONTINUED)
      15,229 Apartment Investment and
                Management Co., Class A        $      102,187
      14,168 AvalonBay Communities, Inc.            2,956,720
       2,862 Bluerock Residential Growth
                REIT, Inc.                             29,107
       1,159 BRT Apartments Corp.                      20,097
       9,912 Camden Property Trust                  1,315,025
       1,316 Centerspace                              103,832
       1,370 Clipper Realty, Inc.                      10,070
      17,205 Equity LifeStyle Properties, Inc.      1,278,504
      34,918 Equity Residential                     2,688,686
       6,595 Essex Property Trust, Inc.             1,978,566
      10,366 Independence Realty Trust, Inc.          188,972
      57,606 Invitation Homes, Inc.                 2,148,128
      11,617 Mid-America Apartment
                Communities, Inc.                   1,956,535
       2,294 NexPoint Residential Trust, Inc.         126,124
       5,167 Preferred Apartment Communities,
                Inc., Class A                          50,378
      11,348 Sun Communities, Inc.                  1,945,047
      30,124 UDR, Inc.                              1,475,474
       4,265 UMH Properties, Inc.                      93,062
                                               --------------
                                                   20,954,662
                                               --------------
             RETAIL REITS -- 13.4%
       8,758 Acadia Realty Trust                      192,326
       6,914 Agree Realty Corp.                       487,368
         219 Alexander's, Inc.                         58,681
      11,045 American Finance Trust, Inc.              93,662
      30,136 Brixmor Property Group, Inc.             689,813
       7,182 Federal Realty Investment Trust          841,515
       3,786 Getty Realty Corp.                       117,934
      43,988 Kimco Realty Corp.                       917,150
       8,574 Kite Realty Group Trust                  188,714
      16,977 Macerich (The) Co.                       309,830
      17,818 National Retail Properties, Inc.         835,308
       2,519 NETSTREIT Corp.                           58,088
       6,273 Pennsylvania Real Estate
                Investment Trust (a)                   15,620
      37,911 Realty Income Corp.                    2,530,180
      16,032 Regency Centers Corp.                  1,027,170
      12,054 Retail Opportunity Investments
                Corp.                                 212,874
      21,792 Retail Properties of America,
                Inc., Class A                         249,518
       1,755 Retail Value, Inc.                        38,171
       8,238 RPT Realty                               106,929
       1,311 Saul Centers, Inc.                        59,585
       4,036 Seritage Growth Properties,
                Class A (a)                            74,262
      33,341 Simon Property Group, Inc.             4,350,334
      17,134 SITE Centers Corp.                       258,038
      11,667 Spirit Realty Capital, Inc.              558,149
      10,229 Tanger Factory Outlet Centers,
                Inc.                                  192,817
      11,164 Urban Edge Properties                    213,232

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             RETAIL REITS (CONTINUED)
       3,055 Urstadt Biddle Properties, Inc.,
                Class A                        $       59,206
      12,174 Weingarten Realty Investors              390,420
       4,052 Whitestone REIT                           33,429
                                               --------------
                                                   15,160,323
                                               --------------
             SPECIALIZED REITS -- 24.2%
       4,363 CoreSite Realty Corp.                    587,260
      20,449 CubeSmart                                947,198
      12,437 CyrusOne, Inc.                           889,494
      28,577 Digital Realty Trust, Inc.             4,299,695
       7,589 EPR Properties (a)                       399,788
       9,090 Equinix, Inc.                          7,295,634
      13,572 Extra Space Storage, Inc.              2,223,365
       2,817 Farmland Partners, Inc.                   33,945
       7,729 Four Corners Property Trust, Inc.        213,398
      22,206 Gaming and Leisure Properties,
                Inc.                                1,028,804
      12,342 GEO Group (The), Inc.                     87,875
       2,652 Gladstone Land Corp.                      63,807
      29,302 Iron Mountain, Inc.                    1,240,061
       7,799 Life Storage, Inc.                       837,223
       6,996 National Storage Affiliates Trust        353,718
      15,450 Public Storage                         4,645,660
       6,979 QTS Realty Trust, Inc., Class A          539,477
       1,459 Safehold, Inc.                           114,531
      54,501 VICI Properties, Inc.                  1,690,621
                                               --------------
                                                   27,491,554
                                               --------------
             TOTAL COMMON STOCKS -- 99.5%         112,984,101
             (Cost $111,980,383)               --------------

             MONEY MARKET FUNDS -- 0.2%
     196,377 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class 0.01% (b)                       196,377
             (Cost $196,377)                   --------------

             TOTAL INVESTMENTS -- 99.7%           113,180,478
             (Cost $112,176,760) (c)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                   293,981
                                               --------------
             NET ASSETS -- 100.0%              $  113,474,459
                                               ==============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of June 30, 2021.

(c)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,353,683 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,349,965. The net unrealized appreciation was $1,003,718.

Page 34                 See Notes to Financial Statements


FIRST TRUST S&P REIT INDEX FUND (FRI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $  112,984,101   $           --   $           --
Money Market
   Funds                  196,377               --               --
                   ------------------------------------------------
Total Investments  $  113,180,478   $           --   $           --
                   ================================================

* See Portfolio of Investments for Subindustry breakout.

                        See Notes to Financial Statements                Page 35


FIRST TRUST WATER ETF (FIW)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             BEVERAGES -- 2.1%
   1,313,500 Primo Water Corp.                 $   21,974,855
                                               --------------
             BUILDING PRODUCTS -- 7.2%
     553,268 A.O. Smith Corp.                      39,868,492
     298,558 Advanced Drainage Systems, Inc.       34,802,906
                                               --------------
                                                   74,671,398
                                               --------------
             CHEMICALS -- 3.6%
     179,304 Ecolab, Inc.                          36,931,245
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 4.0%
     240,006 Montrose Environmental Group,
                Inc. (a)                           12,878,722
     237,375 Tetra Tech, Inc.                      28,969,245
                                               --------------
                                                   41,847,967
                                               --------------
             CONSTRUCTION & ENGINEERING
                -- 6.2%
     567,421 AECOM (a)                             35,929,098
     119,031 Valmont Industries, Inc.              28,097,267
                                               --------------
                                                   64,026,365
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 3.9%
     172,844 Badger Meter, Inc.                    16,959,453
     240,131 Itron, Inc. (a)                       24,008,298
                                               --------------
                                                   40,967,751
                                               --------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 8.8%
     170,880 Danaher Corp.                         45,857,357
      72,175 IDEXX Laboratories, Inc. (a)          45,582,121
                                               --------------
                                                   91,439,478
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 4.5%
      99,402 Roper Technologies, Inc.              46,738,820
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 4.4%
     307,526 Agilent Technologies, Inc.            45,455,418
                                               --------------
             MACHINERY -- 35.0%
     666,551 Energy Recovery, Inc. (a)             15,184,032
     764,579 Evoqua Water Technologies
                Corp. (a)                          25,827,479
     760,944 Flowserve Corp.                       30,681,262
     375,083 Franklin Electric Co., Inc.           30,239,192
     366,725 Gorman-Rupp (The) Co.                 12,630,009
     192,327 IDEX Corp.                            42,321,556
     117,113 Lindsay Corp.                         19,356,437
     461,865 Mueller Industries, Inc.              20,003,373
   1,456,164 Mueller Water Products, Inc.,
                Class A                            20,997,885
     671,212 Pentair PLC                           45,300,098
     626,381 Rexnord Corp.                         31,344,105
     164,530 Watts Water Technologies, Inc.,
                Class A                            24,006,572
     377,048 Xylem, Inc.                           45,230,678
                                               --------------
                                                  363,122,678
                                               --------------
             MULTI-UTILITIES -- 3.0%
   2,124,680 Algonquin Power & Utilities
                Corp.                              31,615,239
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             WATER UTILITIES -- 17.3%
     256,950 American States Water Co.         $   20,442,942
     264,605 American Water Works Co., Inc.        40,783,569
     341,590 California Water Service Group        18,971,908
   1,777,445 Cia de Saneamento Basico do
                Estado de Sao Paulo, ADR           13,153,093
     892,515 Essential Utilities, Inc.             40,787,935
     170,831 Middlesex Water Co.                   13,962,018
     299,471 SJW Group                             18,956,514
     281,922 York Water (The) Co.                  12,771,067
                                               --------------
                                                  179,829,046
                                               --------------
             TOTAL COMMON STOCKS
                -- 100.0%                       1,038,620,260
             (Cost $773,285,550)               --------------

             MONEY MARKET FUNDS -- 0.0%
     319,141 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (b)                     319,141
             (Cost $319,141)                   --------------

             TOTAL INVESTMENTS -- 100.0%        1,038,939,401
             (Cost $773,604,691) (c)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                   188,880
                                               --------------
             NET ASSETS -- 100.0%              $1,039,128,281
                                               ==============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of June 30, 2021.

(c)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $267,211,899 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,877,189. The net unrealized appreciation was
      $265,334,710.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $1,038,620,260   $           --   $           --
Money Market
   Funds                  319,141               --               --
                   ------------------------------------------------
Total Investments  $1,038,939,401   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

Page 36                 See Notes to Financial Statements


FIRST TRUST NATURAL GAS ETF (FCG)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             OIL, GAS & CONSUMABLE FUELS
                -- 99.9%
     673,060 Antero Resources Corp. (a)        $   10,116,092
     490,396 APA Corp.                             10,607,265
      52,769 Bonanza Creek Energy, Inc.             2,483,837
     598,937 Cabot Oil & Gas Corp.                 10,457,440
     186,579 Callon Petroleum Co. (a) (b)          10,763,743
     785,586 Centennial Resource Development,
                Inc., Class A (a)                   5,326,273
     416,075 CNX Resources Corp. (a)                5,683,584
     335,511 Comstock Resources, Inc. (a)           2,237,858
     213,888 ConocoPhillips                        13,025,779
     259,941 Contango Oil & Gas Co. (a)             1,122,945
     473,661 DCP Midstream, L.P. (c)               14,536,656
     440,956 Devon Energy Corp.                    12,871,506
     136,833 Diamondback Energy, Inc.              12,847,250
      39,310 Earthstone Energy, Inc.,
                Class A (a)                           435,162
     519,113 Enerplus Corp.                         3,732,422
     148,385 EOG Resources, Inc.                   12,381,244
     452,346 EQT Corp. (a)                         10,069,222
     135,206 Hess Corp.                            11,806,188
     236,161 Hess Midstream, L.P.,
                Class A (c) (d)                     5,963,065
      47,083 Laredo Petroleum, Inc. (a)             4,368,832
     380,135 Magnolia Oil & Gas Corp.,
                Class A (a)                         5,941,510
     873,502 Marathon Oil Corp.                    11,897,097
     258,939 Matador Resources Co.                  9,324,393
     313,513 Murphy Oil Corp.                       7,298,583
      42,632 Oasis Petroleum, Inc.                  4,286,648
     459,232 Occidental Petroleum Corp.            14,360,185
     340,485 Ovintiv, Inc.                         10,715,063
     143,168 PDC Energy, Inc.                       6,555,663
      78,326 Pioneer Natural Resources Co.         12,729,542
     557,207 Range Resources Corp. (a)              9,338,789
     322,728 SM Energy Co.                          7,948,791
   1,607,632 Southwestern Energy Co. (a)            9,115,273
      53,281 Talos Energy, Inc. (a)                   833,315
   1,213,101 Tellurian, Inc. (a)                    5,640,920
     392,520 Vermilion Energy, Inc. (a)             3,434,550
     404,055 W&T Offshore, Inc. (a)                 1,959,667
     596,692 Western Midstream Partners,
                L.P. (c)                           12,781,143
      99,011 Whiting Petroleum Corp. (a)            5,401,050
                                               --------------
             TOTAL COMMON STOCKS -- 99.9%         300,398,545
             (Cost $207,168,216)               --------------

             MONEY MARKET FUNDS -- 1.1%
   2,941,542 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (e) (f)                       2,941,542
     337,194 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (e)                     337,194
                                               --------------
             TOTAL MONEY MARKET FUNDS
                -- 1.1%                             3,278,736
             (Cost $3,278,736)                 --------------

             DESCRIPTION                                VALUE
-------------------------------------------------------------
             TOTAL INVESTMENTS -- 101.0%       $  303,677,281
             (Cost $210,446,952) (g)

             NET OTHER ASSETS AND
                LIABILITIES -- (1.0)%              (3,094,711)
                                               --------------
             NET ASSETS -- 100.0%              $  300,582,570
                                               ==============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,965,266 and the total value of the collateral held by the Fund is $2,941,542.

(c)   Security is a Master Limited Partnership ("MLP").

(d)   Hess Midstream, L.P. is taxed as a "C" corporation for federal income tax purposes.

(e)   Rate shown reflects yield as of June 30, 2021.

(f)   This security serves as collateral for securities on loan.

(g)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $93,464,234 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $233,905. The net unrealized appreciation was
      $93,230,329.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $  300,398,545   $           --   $           --
Money Market
   Funds                3,278,736               --               --
                   ------------------------------------------------
Total Investments  $  303,677,281   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 37


FIRST TRUST NATURAL GAS ETF (FCG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    2,965,266
Non-cash Collateral(2)                             (2,941,542)
                                               --------------
Net Amount                                     $       23,724
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On June 30, 2021, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from June 29 to June 30, the value of the related securities loaned was above the collateral value received.

Page 38                 See Notes to Financial Statements


FIRST TRUST CHINDIA ETF (FNI)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.8%
             AIR FREIGHT & LOGISTICS -- 0.6%
      49,947 ZTO Express Cayman, Inc., ADR     $    1,515,891
                                               --------------
             AUTOMOBILES -- 15.1%
      68,790 Li Auto, Inc., ADR (a)                 2,403,523
     422,565 NIO, Inc., ADR (a)                    22,480,458
     429,149 Tata Motors Ltd., ADR (a)              9,776,014
      49,885 XPeng, Inc., ADR (a)                   2,215,892
                                               --------------
                                                   36,875,887
                                               --------------
             BANKS -- 12.7%
     213,243 HDFC Bank Ltd., ADR (a)               15,592,328
     906,133 ICICI Bank Ltd., ADR (a)              15,494,874
                                               --------------
                                                   31,087,202
                                               --------------
             BIOTECHNOLOGY -- 1.3%
       4,471 BeiGene Ltd., ADR (a)                  1,534,402
       9,022 Zai Lab Ltd., ADR (a)                  1,596,804
                                               --------------
                                                    3,131,206
                                               --------------
             CAPITAL MARKETS -- 1.7%
      11,266 Futu Holdings Ltd., ADR (a)            2,017,628
      70,329 Up Fintech Holding Ltd.,
                ADR (a) (b)                         2,038,134
                                               --------------
                                                    4,055,762
                                               --------------
             CONSUMER FINANCE -- 1.6%
      57,100 360 DigiTech, Inc., ADR (a)            2,389,064
     131,485 Lufax Holding Ltd., ADR (a) (b)        1,485,781
                                               --------------
                                                    3,874,845
                                               --------------
             DIVERSIFIED CONSUMER SERVICES
                -- 1.5%
      86,451 Gaotu Techedu, Inc., ADR (a) (b)       1,276,881
     156,677 New Oriental Education &
                Technology Group, Inc., ADR (a)     1,283,185
      40,100 TAL Education Group, ADR (a)           1,011,723
                                               --------------
                                                    3,571,789
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.7%
     497,765 Sify Technologies Ltd.,
                ADR (a) (b)                         1,801,909
                                               --------------
             ENTERTAINMENT -- 7.6%
      87,007 Bilibili, Inc., ADR (a)               10,600,933
     112,399 iQIYI, Inc., ADR (a)                   1,751,176
      39,538 NetEase, Inc., ADR                     4,556,755
     101,830 Tencent Music Entertainment
                Group, ADR (a)                      1,576,328
                                               --------------
                                                   18,485,192
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 4.0%
      28,036 Huazhu Group Ltd., ADR (a)             1,480,581
     169,553 MakeMyTrip Ltd. (a)                    5,095,068
      93,240 Melco Resorts & Entertainment
                Ltd., ADR (a)                       1,544,987
      23,696 Yum China Holdings, Inc.               1,569,860
                                               --------------
                                                    9,690,496
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.9%
      77,021 Azure Power Global Ltd. (a)       $    2,073,405
                                               --------------
             INTERACTIVE MEDIA & SERVICES
                -- 5.8%
      20,797 Autohome, Inc., ADR                    1,330,176
      47,513 Baidu, Inc., ADR (a)                   9,687,901
      20,829 JOYY, Inc., ADR                        1,374,089
      31,526 Weibo Corp., ADR (a)                   1,658,898
                                               --------------
                                                   14,051,064
                                               --------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 21.0%
      76,273 Alibaba Group Holding Ltd.,
                ADR (a)                            17,297,191
      63,780 Dada Nexus Ltd., ADR (a)               1,850,258
     126,121 JD.com, Inc., ADR (a)                 10,065,717
     130,681 Pinduoduo, Inc., ADR (a)              16,599,101
      38,299 Trip.com Group Ltd., ADR (a)           1,358,082
     201,587 Vipshop Holdings Ltd., ADR (a)         4,047,867
                                               --------------
                                                   51,218,216
                                               --------------
             IT SERVICES -- 14.4%
      21,308 GDS Holdings Ltd., ADR (a)             1,672,465
     843,819 Infosys Ltd., ADR                     17,880,524
      41,034 Kingsoft Cloud Holdings Ltd.,
                ADR (a)                             1,392,283
   1,175,965 Wipro Ltd., ADR                        9,184,287
      62,587 WNS (Holdings) Ltd., ADR (a)           4,998,824
                                               --------------
                                                   35,128,383
                                               --------------
             METALS & MINING -- 1.8%
     314,410 Vedanta Ltd., ADR                      4,464,622
                                               --------------
             PERSONAL PRODUCTS -- 0.5%
     141,216 Yatsen Holding Ltd., ADR (a)           1,323,194
                                               --------------
             PHARMACEUTICALS -- 3.9%
     130,663 Dr. Reddy's Laboratories Ltd.,
                ADR                                 9,605,037
                                               --------------
             PROFESSIONAL SERVICES -- 0.6%
     475,609 SOS Ltd., ADR (a) (b)                  1,574,266
                                               --------------
             REAL ESTATE MANAGEMENT
                & DEVELOPMENT -- 1.8%
      89,857 KE Holdings, Inc., ADR (a)             4,284,382
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 0.6%
      21,549 Daqo New Energy Corp., ADR (a)         1,401,116
                                               --------------
             SOFTWARE -- 0.6%
      35,865 Agora, Inc., ADR (a) (b)               1,504,895
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 0.6%
     190,810 Canaan, Inc., ADR (a) (b)              1,555,102
                                               --------------
             TOBACCO -- 0.5%
     141,716 RLX Technology, Inc., ADR (a) (b)      1,237,181
                                               --------------
             TOTAL COMMON STOCKS -- 99.8%         243,511,042
             (Cost $188,970,359)               --------------

                        See Notes to Financial Statements                Page 39


FIRST TRUST CHINDIA ETF (FNI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.5%
$  2,985,496 Bank of America Corp., 0.05% (c),
                dated 06/30/21, due 07/01/21,
                with a maturity value of
                $2,985,500. Collateralized by
                U.S. Treasury Securities,
                interest rate of 2.875% to
                3.625%, due 02/15/2044 to
                05/15/2049. The value of the
                collateral including accrued
                interest is $3,045,206. (d)    $    2,985,496
   2,985,496 JPMorgan Chase & Co., 0.05% (c),
                dated 06/30/21, due 07/01/21,
                with a maturity value of
                $2,985,500. Collateralized by
                U.S. Treasury Securities,
                interest rate of 0.125% to
                2.750%, due 12/31/2022 to
                11/15/2023. The value of the
                collateral including accrued
                interest is $3,045,207. (d)         2,985,496
     191,013 Mizuho Financial Group, Inc.,
                0.04% (c), dated 06/30/21, due
                07/01/21, with a maturity
                value of $191,013.
                Collateralized by U.S.
                Treasury Securities, interest
                rate of 0.125% to 2.875%, due
                07/31/2021 to 11/15/2030. The
                value of the collateral
                including accrued interest is
                $194,833. (d)                         191,013
                                               --------------
             TOTAL REPURCHASE AGREEMENTS
                -- 2.5%                             6,162,005
             (Cost $6,162,005)                 --------------

             TOTAL INVESTMENTS -- 102.3%          249,673,047
             (Cost $195,132,364) (e)

             NET OTHER ASSETS AND
                LIABILITIES -- (2.3)%              (5,710,657)
                                               --------------
             NET ASSETS -- 100.0%              $  243,962,390
                                               ==============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,899,314 and the total value of the collateral held by the Fund is $6,162,005.

(c)   Rate shown reflects yield as of June 30, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $61,189,051 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,648,368. The net unrealized appreciation was
      $54,540,683.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $  243,511,042   $           --   $           --
Repurchase
   Agreements                  --        6,162,005               --
                   ------------------------------------------------
Total Investments  $  243,511,042   $    6,162,005   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    5,899,314
Non-cash Collateral(2)                             (5,899,314)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $    6,162,005
Non-cash Collateral(4)                             (6,162,005)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At June 30, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 40                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             BANKS -- 89.7%
      13,104 1st Source Corp.                  $      608,812
       4,519 ACNB Corp.                               126,125
      10,466 Allegiance Bancshares, Inc.              402,313
      16,173 Amalgamated Financial Corp.              252,784
      15,039 Amerant Bancorp, Inc. (a)                321,534
       5,675 American National Bankshares,
                Inc.                                  176,436
      36,161 Ameris Bancorp                         1,830,831
       4,731 Ames National Corp.                      115,957
       8,066 Arrow Financial Corp.                    289,973
      10,544 Atlantic Capital Bancshares,
                Inc. (a)                              268,450
      40,973 Atlantic Union Bankshares Corp.        1,484,042
      16,996 BancFirst Corp.                        1,061,060
      29,687 Bancorp (The), Inc. (a)                  683,098
       4,007 Bank First Corp.                         279,568
       3,528 Bank of (The) Princeton (b)              101,148
       8,752 Bank of Commerce Holdings                131,455
       6,850 Bank of Marin Bancorp                    218,515
      67,265 Bank OZK                               2,835,892
       4,101 Bankwell Financial Group, Inc.           113,352
      18,045 Banner Corp.                             978,219
       5,657 BayCom Corp. (a)                         101,543
       8,879 BCB Bancorp, Inc. (b)                    119,423
      36,071 BOK Financial Corp.                    3,123,749
      40,548 Brookline Bancorp, Inc.                  606,193
      10,782 Business First Bancshares, Inc.          247,447
       3,609 Cambridge Bancorp                        299,511
       7,748 Camden National Corp.                    370,044
       7,138 Capital Bancorp, Inc. (a)                145,972
       8,739 Capital City Bank Group, Inc.            225,379
      11,458 Capstar Financial Holdings, Inc.         234,889
      13,725 Carter Bankshares, Inc. (a)              171,700
      41,314 Cathay General Bancorp                 1,626,119
      12,754 CBTX, Inc.                               348,312
       6,497 Central Valley Community
                Bancorp                               130,915
       2,418 Chemung Financial Corp. (b)              107,142
       8,297 Citizens & Northern Corp.                203,276
       8,132 City Holding Co.                         611,852
       8,101 Civista Bancshares, Inc.                 179,032
       8,756 CNB Financial Corp.                      199,812
       6,219 Coastal Financial Corp. (a)              177,615
      37,198 Columbia Banking System, Inc.          1,434,355
      60,691 Commerce Bancshares, Inc.              4,525,121
       3,059 Community Financial (The)
                Corp. (b)                             105,535
       9,247 Community Trust Bancorp, Inc.            373,394
      20,625 ConnectOne Bancorp, Inc.                 539,756
      26,748 CrossFirst Bankshares, Inc. (a)          367,785
      70,484 CVB Financial Corp.                    1,451,266
      21,564 Dime Community Bancshares, Inc.          724,982
      16,575 Eagle Bancorp, Inc.                      929,526
       6,226 Enterprise Bancorp, Inc.                 203,901
      16,210 Enterprise Financial Services
                Corp.                                 751,982

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             BANKS (CONTINUED)
       7,434 Equity Bancshares, Inc.,
                Class A (a)                    $      226,663
      14,680 Farmers National Banc Corp.              227,687
       8,208 Financial Institutions, Inc.             246,240
      14,774 First Bancorp                            604,404
      10,900 First Bancshares (The), Inc.             407,987
      10,197 First Bank                               138,067
      28,148 First Busey Corp.                        694,130
       4,444 First Business Financial Services,
                Inc.                                  120,299
       4,569 First Citizens BancShares, Inc.,
                Class A                             3,804,789
       9,095 First Community Bankshares, Inc.         271,486
      50,447 First Financial Bancorp                1,192,063
      73,785 First Financial Bankshares, Inc.       3,625,057
       7,020 First Financial Corp.                    286,556
      23,223 First Foundation, Inc.                   522,750
      67,607 First Hawaiian, Inc.                   1,915,982
       5,110 First Internet Bancorp                   158,308
      21,564 First Interstate BancSystem,
                Inc., Class A                         902,022
      28,195 First Merchants Corp.                  1,174,886
       8,679 First Mid Bancshares, Inc.               351,586
      59,291 First Midwest Bancorp, Inc.            1,175,741
      12,334 First of Long Island (The) Corp.         261,851
       4,146 First Western Financial, Inc. (a)        107,340
      16,052 Flushing Financial Corp.                 343,994
      84,323 Fulton Financial Corp.                 1,330,617
      13,766 German American Bancorp, Inc.            512,095
      49,526 Glacier Bancorp, Inc.                  2,727,892
       7,112 Great Southern Bancorp, Inc.             383,337
       6,252 Guaranty Bancshares, Inc.                213,006
      45,012 Hancock Whitney Corp.                  2,000,333
      15,917 Hanmi Financial Corp.                    303,378
      29,131 HarborOne Bancorp, Inc.                  417,739
      14,191 HBT Financial, Inc.                      247,065
      21,871 Heartland Financial USA, Inc.          1,027,718
      31,168 Heritage Commerce Corp.                  346,900
      18,659 Heritage Financial Corp.                 466,848
      85,482 Home BancShares, Inc.                  2,109,696
       8,617 HomeTrust Bancshares, Inc.               240,414
      64,078 Hope Bancorp, Inc.                       908,626
      22,791 Horizon Bancorp, Inc.                    397,247
      17,129 Independent Bank Corp.                 1,293,239
      11,297 Independent Bank Corp./MI                245,258
      22,398 Independent Bank Group, Inc.           1,657,004
      32,857 International Bancshares Corp.         1,410,880
       5,400 Investar Holding Corp.                   123,606
     128,434 Investors Bancorp, Inc.                1,831,469
      26,240 Lakeland Bancorp, Inc.                   458,675
      13,115 Lakeland Financial Corp.                 808,409
       6,725 LCNB Corp.                               110,088
       3,956 Level One Bancorp, Inc.                  107,999
      22,088 Live Oak Bancshares, Inc.              1,303,192
      17,732 Macatawa Bank Corp.                      155,155
       8,379 Mercantile Bank Corp.                    253,046
       5,915 Mid Penn Bancorp, Inc.                   162,367

                        See Notes to Financial Statements                Page 41


FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             BANKS (CONTINUED)
      11,598 Midland States Bancorp, Inc.      $      304,679
       8,286 MidWestOne Financial Group, Inc.         238,388
       6,027 MVB Financial Corp.                      257,112
       3,218 National Bankshares, Inc.                112,662
      22,519 NBT Bancorp, Inc.                        810,008
       5,163 Nicolet Bankshares, Inc. (a)             363,165
       4,327 Northeast Bank                           129,247
       3,219 Northrim BanCorp, Inc.                   137,612
       4,262 Norwood Financial Corp. (b)              110,812
      31,287 OceanFirst Financial Corp.               652,021
      85,915 Old National Bancorp                   1,512,963
      14,966 Old Second Bancorp, Inc.                 185,578
      12,181 Origin Bancorp, Inc.                     517,205
       5,840 Orrstown Financial Services, Inc.        134,729
      49,083 Pacific Premier Bancorp, Inc.          2,075,720
      60,629 PacWest Bancorp                        2,495,490
       6,166 Parke Bancorp, Inc.                      120,607
       8,037 PCB Bancorp                              129,396
       9,871 Peapack-Gladstone Financial Corp.        306,692
      10,190 Peoples Bancorp, Inc.                    301,828
       3,736 Peoples Financial Services Corp.         159,154
      39,461 Pinnacle Financial Partners, Inc.      3,484,012
       7,754 Preferred Bank                           490,596
      12,721 Primis Financial Corp.                   194,122
       7,084 Professional Holding Corp.,
                Class A (a) (b)                       127,654
       8,218 QCR Holdings, Inc.                       395,204
      10,150 RBB Bancorp                              245,833
       3,788 Red River Bancshares, Inc.               191,332
       8,508 Reliant Bancorp, Inc.                    235,927
      29,203 Renasant Corp.                         1,168,120
       9,642 Republic Bancorp, Inc., Class A          444,785
      30,530 Republic First Bancorp, Inc. (a)         121,815
      20,411 S&T Bancorp, Inc.                        638,864
      24,512 Sandy Spring Bancorp, Inc.             1,081,715
      28,674 Seacoast Banking Corp. of Florida        979,217
       8,933 Select Bancorp, Inc. (a)                 144,000
       6,094 Shore Bancshares, Inc. (b)               102,074
       7,992 Sierra Bancorp                           203,396
      56,186 Simmons First National Corp.,
                Class A                             1,648,497
       7,833 SmartFinancial, Inc.                     188,070
      36,857 South State Corp.                      3,013,428
       4,072 Southern First Bancshares,
                Inc. (a)                              208,324
      16,899 Southside Bancshares, Inc.               646,049
       8,891 Spirit of Texas Bancshares, Inc.         203,070
      11,814 Stock Yards Bancorp, Inc.                601,214
      26,230 Texas Capital Bancshares, Inc. (a)     1,665,343
      37,676 TowneBank                              1,146,104
      15,409 TriCo Bancshares                         656,115
      17,195 TriState Capital Holdings,
                Inc. (a)                              350,606
      12,902 Triumph Bancorp, Inc. (a)                957,973
      32,879 Trustmark Corp.                        1,012,673
      25,051 UMB Financial Corp.                    2,331,246
     114,409 Umpqua Holdings Corp.                  2,110,846

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             BANKS (CONTINUED)
      66,990 United Bankshares, Inc.           $    2,445,135
      45,001 United Community Banks, Inc.           1,440,482
       5,402 Unity Bancorp, Inc.                      119,114
      15,235 Univest Financial Corp.                  401,747
     210,480 Valley National Bancorp                2,826,746
      25,650 Veritex Holdings, Inc.                   908,267
       8,977 Washington Trust Bancorp, Inc.           460,969
      34,908 WesBanco, Inc.                         1,243,772
       8,585 West BanCorp, Inc.                       238,234
      13,932 Westamerica Bancorporation               808,474
      29,579 Wintrust Financial Corp.               2,237,060
                                               --------------
                                                  126,403,570
                                               --------------
             IT SERVICES -- 0.2%
       7,468 Cass Information Systems, Inc.           304,321
                                               --------------
             THRIFTS & MORTGAGE FINANCE
                -- 10.0%
      14,594 Bridgewater Bancshares, Inc. (a)         235,693
      71,983 Capitol Federal Financial, Inc.          847,960
      56,322 Columbia Financial, Inc. (a)             969,865
       2,192 FS Bancorp, Inc.                         156,224
       1,108 Hingham Institution for Savings          321,874
       4,518 Home Bancorp, Inc.                       172,181
      11,074 HomeStreet, Inc.                         451,155
      41,897 Kearny Financial Corp.                   500,669
      27,077 Luther Burbank Corp.                     321,133
      14,926 Merchants Bancorp                        585,696
      16,555 Meta Financial Group, Inc.               838,180
      26,604 Northfield Bancorp, Inc.                 436,305
      65,990 Northwest Bancshares, Inc.               900,103
       8,280 PCSB Financial Corp.                     150,448
      19,345 Premier Financial Corp.                  549,591
      10,100 Provident Bancorp, Inc.                  164,731
       4,633 Southern Missouri Bancorp, Inc.          208,300
       4,938 Territorial Bancorp, Inc.                128,240
     145,520 TFS Financial Corp.                    2,954,056
       4,337 Timberland Bancorp, Inc.                 121,956
      10,002 TrustCo Bank Corp. NY                    343,869
      37,547 Washington Federal, Inc.               1,193,244
      13,085 Waterstone Financial, Inc.               257,251
      12,661 Western New England Bancorp,
                Inc.                                  103,187
      24,649 WSFS Financial Corp.                   1,148,397
                                               --------------
                                                   14,060,308
                                               --------------
             TOTAL COMMON STOCKS -- 99.9%      $  140,768,199
             (Cost $134,517,021)               --------------

             MONEY MARKET FUNDS -- 0.4%
     638,155 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (c) (d)                         638,155
             (Cost $638,155)                   --------------

Page 42                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

             DESCRIPTION                                VALUE
-------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.3%       $  141,406,354
             (Cost $135,155,176) (e)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.3)%                (485,416)
                                               --------------
             NET ASSETS -- 100.0%              $  140,920,938
                                               ==============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $622,648 and the total value of the collateral held by the Fund is $638,155.

(c)   Rate shown reflects yield as of June 30, 2021.

(d)   This security serves as collateral for securities on loan.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,895,952 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,644,774. The net unrealized appreciation was
      $6,251,178.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                       LEVEL 2          LEVEL 3
                      LEVEL 1        SIGNIFICANT      SIGNIFICANT
                       QUOTED         OBSERVABLE      UNOBSERVABLE
                       PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $  140,768,199   $           --   $           --
Money Market
   Funds                  638,155               --               --
                   ------------------------------------------------
Total Investments  $  141,406,354   $           --   $           --
                   ================================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      622,648
Non-cash Collateral(2)                               (622,648)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 43


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2021 (UNAUDITED)


                                                                            FIRST TRUST                          FIRST TRUST
                                                                             NASDAQ-100        FIRST TRUST        NASDAQ-100
                                                                               EQUAL           NASDAQ-100-      EX-TECHNOLOGY
                                                                              WEIGHTED      TECHNOLOGY SECTOR       SECTOR
                                                                             INDEX FUND        INDEX FUND         INDEX FUND
                                                                               (QQEW)            (QTEC)             (QQXT)
                                                                          ----------------  -----------------  ----------------

ASSETS:
Investments, at value.................................................     $1,295,762,581    $ 3,578,476,662    $  149,028,118
Cash..................................................................            599,398          1,729,631                --
Receivables:
      Capital shares sold.............................................          5,616,871                 --                --
      Dividends.......................................................            362,737            404,282            59,310
      Securities lending income.......................................              2,094                 --               420
      Reclaims........................................................                 --                 --                --
Prepaid expenses......................................................              3,011              8,357               396
                                                                           --------------    ---------------    --------------
      Total Assets....................................................      1,302,346,692      3,580,618,932       149,088,244
                                                                           --------------    ---------------    --------------
LIABILITIES:
Payables:
      Collateral for securities on loan...............................         11,643,630                 --         2,264,404
      Investment securities purchased.................................          5,615,109                 --                --
      Investment advisory fees........................................            404,499          1,130,983            39,525
      Licensing fees..................................................            305,941            839,630            35,495
      Shareholder reporting fees......................................             39,592            109,235             7,205
      Audit and tax fees..............................................             17,960             17,960            17,960
      Trustees' fees..................................................              1,750              2,114             1,568
Other liabilities.....................................................            196,101            458,730            24,705
                                                                           --------------    ---------------    --------------
      Total Liabilities...............................................         18,224,582          2,558,652         2,390,862
                                                                           --------------    ---------------    --------------
NET ASSETS............................................................     $1,284,122,110    $ 3,578,060,280    $  146,697,382
                                                                           ==============    ===============    ==============
NET ASSETS CONSIST OF:
Paid-in capital.......................................................     $  933,786,975    $ 2,253,728,021    $  117,189,537
Par value.............................................................            114,500            225,000            17,000
Accumulated distributable earnings (loss).............................        350,220,635      1,324,107,259        29,490,845
                                                                           --------------    ---------------    --------------
NET ASSETS............................................................     $1,284,122,110    $ 3,578,060,280    $  146,697,382
                                                                           ==============    ===============    ==============
NET ASSET VALUE, per share............................................     $       112.15    $        159.02    $        86.29
                                                                           ==============    ===============    ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).............................         11,450,002         22,500,002         1,700,002
                                                                           ==============    ===============    ==============
Investments, at cost..................................................     $  983,163,154    $ 2,527,971,871    $  109,507,430
                                                                           ==============    ===============    ==============
Securities on loan, at value..........................................     $   11,382,354    $            --    $    2,213,633
                                                                           ==============    ===============    ==============


Page 44                 See Notes to Financial Statements



  FIRST TRUST                                                                                         FIRST TRUST
   NASDAQ(R)          FIRST TRUST                                                                    NASDAQ(R) ABA
 CLEAN EDGE(R)            S&P             FIRST TRUST         FIRST TRUST         FIRST TRUST          COMMUNITY
  GREEN ENERGY            REIT               WATER            NATURAL GAS           CHINDIA               BANK
   INDEX FUND          INDEX FUND             ETF                 ETF                 ETF              INDEX FUND
     (QCLN)              (FRI)               (FIW)               (FCG)               (FNI)               (QABA)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


 $2,879,090,178      $  113,180,478      $1,038,939,401      $  303,677,281      $  249,673,047      $  141,406,354
      1,652,746                  --                  --                  --             589,739              82,678

     27,729,528                  --           8,346,800           4,035,283                  --                  --
      1,111,001             357,087             784,212              46,826              60,128             195,681
        396,346                  --                  --                 291               4,806                 147
             --                  --              61,725                  --                  --                  --
        179,827               8,069               4,439               3,079               4,088                 243
 --------------      --------------      --------------      --------------      --------------      --------------
  2,910,159,626         113,545,634       1,048,136,577         307,762,760         250,331,808         141,685,103
 --------------      --------------      --------------      --------------      --------------      --------------

     67,614,984                  --                  --           2,941,542           6,162,005             638,155
     27,713,296                  --           8,341,869           4,031,907                  --                  --
        842,925              19,026             331,796              82,404              79,865              43,286
        633,534                  --             118,201              54,057              51,485              31,296
        245,213               7,185              30,665               9,418              11,108               6,101
         17,960              20,687              17,960              18,951              18,951              17,959
          1,996               1,560               1,672               1,572               1,599               1,564
        400,594              22,717             166,133              40,339              44,405              25,804
 --------------      --------------      --------------      --------------      --------------      --------------
     97,470,502              71,175           9,008,296           7,180,190           6,369,418             764,165
 --------------      --------------      --------------      --------------      --------------      --------------
 $2,812,689,124      $  113,474,459      $1,039,128,281      $  300,582,570      $  243,962,390      $  140,920,938
 ==============      ==============      ==============      ==============      ==============      ==============

 $2,404,588,605      $  116,161,678      $  754,056,669      $  713,889,603      $  230,106,394      $  148,440,393
        406,500              40,500             124,500             183,484              39,000              25,500
    407,694,019          (2,727,719)        284,947,112        (413,490,517)         13,816,996          (7,544,955)
 --------------      --------------      --------------      --------------      --------------      --------------
 $2,812,689,124      $  113,474,459      $1,039,128,281      $  300,582,570      $  243,962,390      $  140,920,938
 ==============      ==============      ==============      ==============      ==============      ==============
 $        69.19      $        28.02      $        83.46      $        16.38      $        62.55      $        55.26
 ==============      ==============      ==============      ==============      ==============      ==============

     40,650,002           4,050,002          12,450,002          18,348,365           3,900,002           2,550,002
 ==============      ==============      ==============      ==============      ==============      ==============
 $2,558,804,883      $  112,176,760      $  773,604,691      $  210,446,952      $  195,132,364      $  135,155,176
 ==============      ==============      ==============      ==============      ==============      ==============
 $   64,643,227      $           --      $           --      $    2,965,266      $    5,899,314      $      622,648
 ==============      ==============      ==============      ==============      ==============      ==============


                        See Notes to Financial Statements                Page 45


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)


                                                                            FIRST TRUST                          FIRST TRUST
                                                                             NASDAQ-100        FIRST TRUST        NASDAQ-100
                                                                               EQUAL           NASDAQ-100-      EX-TECHNOLOGY
                                                                              WEIGHTED      TECHNOLOGY SECTOR       SECTOR
                                                                             INDEX FUND        INDEX FUND         INDEX FUND
                                                                               (QQEW)            (QTEC)             (QQXT)
                                                                          ----------------  -----------------  ----------------

INVESTMENT INCOME:
Dividends.............................................................     $    5,078,543    $     9,945,590    $      706,538
Securities lending income (net of fees)...............................             11,284                 --             1,761
Foreign withholding tax...............................................            (17,387)          (118,163)               --
                                                                           --------------    ---------------    --------------
      Total investment income.........................................          5,072,440          9,827,427           708,299
                                                                           --------------    ---------------    --------------
EXPENSES:
Investment advisory fees..............................................          2,450,346          6,724,024           285,713
Licensing fees........................................................            613,544          1,683,649            71,539
Accounting and administration fees....................................            295,315            678,479            36,355
Shareholder reporting fees............................................             48,643            114,210            12,791
Custodian fees........................................................             46,138            126,120             6,036
Transfer agent fees...................................................             27,712             54,422             3,571
Audit and tax fees....................................................             15,603             15,603            15,603
Legal fees............................................................             10,279             26,960             1,189
Trustees' fees and expenses...........................................              3,474              4,128             3,111
Listing fees..........................................................              3,314              3,760             3,017
Registration and filing fees..........................................                 --             15,230               208
Expenses previously waived or reimbursed..............................                 --                 --                --
Excise Tax............................................................                 --                 --                --
Other expenses........................................................              8,253             21,907             1,834
                                                                           --------------    ---------------    --------------
      Total expenses..................................................          3,522,621          9,468,492           440,967
      Less fees waived and expenses reimbursed by the investment
         advisor......................................................                 --                 --           (12,397)
                                                                           --------------    ---------------    --------------
      Net expenses....................................................          3,522,621          9,468,492           428,570
                                                                           --------------    ---------------    --------------
NET INVESTMENT INCOME (LOSS)..........................................          1,549,819            358,935           279,729
                                                                           --------------    ---------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.....................................................          2,059,820         (3,851,757)          930,365
      In-kind redemptions.............................................         85,083,011        404,884,213         4,999,236
                                                                           --------------    ---------------    --------------
Net realized gain (loss)..............................................         87,142,831        401,032,456         5,929,601
                                                                           --------------    ---------------    --------------
Net change in unrealized appreciation (depreciation) on investments...         39,644,333         76,283,202         5,900,352
                                                                           --------------    ---------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...............................        126,787,164        477,315,658        11,829,953
                                                                           --------------    ---------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS....................................................     $  128,336,983    $   477,674,593    $   12,109,682
                                                                           ==============    ===============    ==============


Page 46                 See Notes to Financial Statements



  FIRST TRUST                                                                                         FIRST TRUST
   NASDAQ(R)          FIRST TRUST                                                                    NASDAQ(R) ABA
 CLEAN EDGE(R)            S&P             FIRST TRUST         FIRST TRUST         FIRST TRUST          COMMUNITY
  GREEN ENERGY            REIT               WATER            NATURAL GAS           CHINDIA               BANK
   INDEX FUND          INDEX FUND             ETF                 ETF                 ETF              INDEX FUND
     (QCLN)              (FRI)               (FIW)               (FCG)               (FNI)               (QABA)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


 $    5,204,747      $    1,427,469      $    4,587,468      $    1,163,719      $      474,008      $    1,488,605
      1,857,921                  --               1,341               9,854             276,012                 403
        (40,628)                 --            (115,331)             (3,752)            (31,989)                 --
 --------------      --------------      --------------      --------------      --------------      --------------
      7,022,040           1,427,469           4,473,478           1,169,821             718,031           1,489,008
 --------------      --------------      --------------      --------------      --------------      --------------

      5,410,051             130,601           1,707,873             368,957             570,816             246,378
      1,355,939              34,830             213,631              92,431             114,466              55,454
        577,935              22,833             214,062              46,822              72,192              32,265
        145,003              10,250              38,766              13,382              17,797              10,549
        102,897              10,225              32,544               7,746              10,951               8,495
         46,210               2,177              21,327               4,612               7,135               3,080
         15,603              18,330              15,603              16,595              16,595              15,603
         26,568                (134)              8,771               2,021               2,328               1,364
          4,212               3,079               3,312               3,118               3,183               3,094
          3,121               4,909               6,148               6,148               6,148               3,041
         49,728                 353              12,061               1,608              (1,351)                791
         78,177                  --                  --                  --                  --                  --
             --                  --                  --              34,748                  --                  --
          5,021               1,473               5,610               1,331               1,869               1,009
 --------------      --------------      --------------      --------------      --------------      --------------
      7,820,465             238,926           2,279,708             599,519             822,129             381,123

             --             (21,257)                 --             (11,334)                 --             (11,564)
 --------------      --------------      --------------      --------------      --------------      --------------
      7,820,465             217,669           2,279,708             588,185             822,129             369,559
 --------------      --------------      --------------      --------------      --------------      --------------
       (798,425)          1,209,800           2,193,770             581,636            (104,098)          1,119,449
 --------------      --------------      --------------      --------------      --------------      --------------

    (83,982,672)           (668,243)         (3,670,054)          4,697,570          (3,443,012)           (119,728)
    201,194,077            (902,321)         40,872,229          14,231,313          39,851,473                  --
 --------------      --------------      --------------      --------------      --------------      --------------
    117,211,405          (1,570,564)         37,202,175          18,928,883          36,408,461            (119,728)
 --------------      --------------      --------------      --------------      --------------      --------------
   (329,368,554)         16,735,810          81,956,361          80,983,526         (25,954,068)         19,608,377
 --------------      --------------      --------------      --------------      --------------      --------------
   (212,157,149)         15,165,246         119,158,536          99,912,409          10,454,393          19,488,649
 --------------      --------------      --------------      --------------      --------------      --------------

 $ (212,955,574)     $   16,375,046      $  121,352,306      $  100,494,045      $   10,350,295      $   20,608,098
 ==============      ==============      ==============      ==============      ==============      ==============


                        See Notes to Financial Statements                Page 47


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        FIRST TRUST                         FIRST TRUST
                                                                        NASDAQ-100                          NASDAQ-100-
                                                                      EQUAL WEIGHTED                     TECHNOLOGY SECTOR
                                                                        INDEX FUND                          INDEX FUND
                                                                          (QQEW)                              (QTEC)
                                                              -------------------------------     -------------------------------
                                                                Six Months                          Six Months
                                                                  Ended                               Ended
                                                                6/30/2021        Year Ended         6/30/2021        Year Ended
                                                               (Unaudited)       12/31/2020        (Unaudited)       12/31/2020
                                                              --------------   --------------     --------------   --------------

OPERATIONS:
Net investment income (loss)............................      $    1,549,819  $     3,623,684   $        358,935   $   13,868,845
Net realized gain (loss)................................          87,142,831      143,193,386        401,032,456      488,919,986
Net change in unrealized appreciation (depreciation)....          39,644,333      126,318,441         76,283,202      318,775,768
                                                              --------------   --------------     --------------   --------------
Net increase (decrease) in net assets resulting
   from operations......................................         128,336,983      273,135,511        477,674,593      821,564,599
                                                              --------------   --------------     --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................          (1,614,210)      (3,745,681)          (375,450)     (14,694,706)
Return of capital.......................................                  --               --                 --               --
                                                              --------------   --------------     --------------   --------------
Total distributions to shareholders.....................          (1,614,210)      (3,745,681)          (375,450)     (14,694,706)
                                                              --------------   --------------     --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................         190,536,047      469,620,748        595,536,902    1,270,455,298
Cost of shares redeemed.................................        (208,406,866)    (471,178,171)      (844,687,031)  (1,639,801,831)
                                                              --------------   --------------     --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................         (17,870,819)      (1,557,423)      (249,150,129)    (369,346,533)
                                                              --------------   --------------     --------------   --------------
Total increase (decrease) in net assets.................         108,851,954      267,832,407        228,149,014      437,523,360

NET ASSETS:
Beginning of period.....................................       1,175,270,156      907,437,749      3,349,911,266    2,912,387,906
                                                              --------------   --------------     --------------   --------------
End of period...........................................      $1,284,122,110   $1,175,270,156     $3,578,060,280   $3,349,911,266
                                                              ==============   ==============     ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................          11,650,002       12,300,002         24,250,002       29,100,002
Shares sold.............................................           1,800,000        5,550,000          4,100,000       10,800,000
Shares redeemed.........................................          (2,000,000)      (6,200,000)        (5,850,000)     (15,650,000)
                                                              --------------   --------------     --------------   --------------
Shares outstanding, end of period.......................          11,450,002       11,650,002         22,500,002       24,250,002
                                                              ==============   ==============     ==============   ==============


Page 48                 See Notes to Financial Statements



         FIRST TRUST                      FIRST TRUST                       FIRST TRUST
         NASDAQ-100                        NASDAQ(R)                            S&P                           FIRST TRUST
    EX-TECHNOLOGY SECTOR          CLEAN EDGE(R) GREEN ENERGY                   REIT                              WATER
         INDEX FUND                       INDEX FUND                        INDEX FUND                            ETF
           (QQXT)                           (QCLN)                             (FRI)                             (FIW)
-----------------------------   -------------------------------   -------------------------------   -------------------------------
 Six Months                       Six Months                        Six Months                        Six Months
    Ended                           Ended                             Ended                             Ended
  6/30/2021      Year Ended       6/30/2021        Year Ended       6/30/2021        Year Ended       6/30/2021        Year Ended
 (Unaudited)     12/31/2020      (Unaudited)       12/31/2020      (Unaudited)       12/31/2020      (Unaudited)       12/31/2020
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------


$     279,729   $     384,225   $     (798,425)  $      211,101   $    1,209,800   $    2,036,020   $    2,193,770   $    3,515,620
    5,929,601      26,614,296      117,211,405       65,171,162       (1,570,564)     (10,709,851)      37,202,175       29,359,613
    5,900,352      12,091,041     (329,368,554)     611,432,069       16,735,810      (14,457,019)      81,956,361       71,918,615
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

   12,109,682      39,089,562     (212,955,574)     676,814,332       16,375,046      (23,130,850)     121,352,306      104,793,848
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

     (295,421)       (389,766)        (275,655)      (3,181,371)        (622,170)      (2,857,361)      (1,842,960)      (3,656,056)
           --              --               --               --               --               --               --               --
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------
     (295,421)       (389,766)        (275,655)      (3,181,371)        (622,170)      (2,857,361)      (1,842,960)      (3,656,056)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

           --      76,102,422    1,362,571,199    1,267,759,656       30,217,509               --      311,652,490      153,090,861
  (12,055,286)    (70,046,805)    (336,453,459)     (86,057,101)      (6,840,308)     (98,309,474)     (80,827,741)    (101,602,162)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

  (12,055,286)      6,055,617    1,026,117,740    1,181,702,555       23,377,201      (98,309,474)     230,824,749       51,488,699
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------
     (241,025)     44,755,413      812,886,511    1,855,335,516       39,130,077     (124,297,685)     350,334,095      152,626,491

   46,938,407     102,182,994    1,999,802,613      144,467,097       74,344,382      198,642,067      688,794,186      536,167,695
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------
$ 146,697,382   $ 146,938,407   $2,812,689,124   $1,999,802,613   $  113,474,459   $   74,344,382   $1,039,128,281   $  688,794,186
=============   =============   ==============   ==============   ==============   ==============   ==============   ==============

    1,850,002       1,750,002       28,500,002        5,800,002        3,200,002        7,600,002        9,550,002        8,950,002
           --       1,200,000       17,400,000       25,400,000        1,150,000               --        3,950,000        2,500,000
     (150,000)     (1,100,000)      (5,250,000)      (2,700,000)        (300,000)      (4,400,000)      (1,050,000)      (1,900,000)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------
    1,700,002       1,850,002       40,650,002       28,500,002        4,050,002        3,200,002       12,450,002        9,550,002
=============   =============   ==============   ==============   ==============   ==============   ==============   ==============


                        See Notes to Financial Statements                Page 49


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                        FIRST TRUST                         FIRST TRUST
                                                                        NATURAL GAS                           CHINDIA
                                                                            ETF                                 ETF
                                                                           (FCG)                               (FNI)
                                                              -------------------------------     -------------------------------
                                                                Six Months                          Six Months
                                                                  Ended                               Ended
                                                                6/30/2021        Year Ended         6/30/2021        Year Ended
                                                               (Unaudited)       12/31/2020        (Unaudited)       12/31/2020
                                                              --------------   --------------     --------------   --------------

OPERATIONS:
Net investment income (loss)............................      $      581,636   $    1,210,304     $    (104,098)   $      307,787
Net realized gain (loss)................................          18,928,883      (35,101,100)        36,408,461       (1,131,009)
Net change in unrealized appreciation (depreciation)....          80,983,526       28,758,767       (25,954,068)       86,193,314
                                                              --------------   --------------     --------------   --------------
Net increase (decrease) in net assets resulting
   from operations......................................         100,494,045       (5,132,029)        10,350,295       85,370,092
                                                              --------------   --------------     --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................          (1,243,935)          (6,156)                --         (754,006)
Return of capital.......................................                  --       (3,810,423)                --               --
                                                              --------------   --------------     --------------   --------------
Total distributions to shareholders.....................          (1,243,935)      (3,816,579)                --         (754,006)
                                                              --------------   --------------     --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................         126,082,316      127,269,397         59,830,676       96,283,160
Cost of shares redeemed.................................         (28,178,563)    (110,100,974)       (83,167,370)     (35,241,060)
                                                              --------------   --------------     --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................          97,903,753       17,168,423        (23,336,694)      61,042,100
                                                              --------------   --------------     --------------   --------------
Total increase (decrease) in net assets.................         197,153,863        8,219,815        (12,986,399)     145,658,186

NET ASSETS:
Beginning of period.....................................         103,428,707       95,208,892        256,948,789      111,290,603
                                                              --------------   --------------     --------------   --------------
End of period...........................................      $  300,582,570   $  103,428,707     $  243,962,390   $  256,948,789
                                                              ==============   ==============     ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................          11,748,365        7,898,365          4,350,002        2,800,002
Shares sold.............................................           8,750,000       21,850,000            900,000        2,500,000
Shares redeemed.........................................          (2,150,000)     (18,000,000)        (1,350,000)        (950,000)
                                                              --------------   --------------     --------------   --------------
Shares outstanding, end of period.......................          18,348,365       11,748,365          3,900,002        4,350,002
                                                              ==============   ==============     ==============   ==============


Page 50                 See Notes to Financial Statements



         FIRST TRUST
        NASDAQ(R) ABA
       COMMUNITY BANK
         INDEX FUND
           (QABA)
-----------------------------
 Six Months
    Ended
  6/30/2021      Year Ended
 (Unaudited)     12/31/2020
-------------   -------------


$   1,119,449   $   2,220,401
     (119,728)    (21,079,361)
   19,608,377      (7,035,863)
-------------   -------------

   20,608,098     (25,894,823)
-------------   -------------

   (1,048,345)     (2,302,952)
           --               --
-------------   -------------
   (1,048,345)     (2,302,952)
-------------   -------------

   36,341,209      20,210,038
           --     (49,744,762)
-------------   -------------

   36,341,209     (29,534,724)
-------------   -------------
   55,900,962     (57,732,499)

   85,019,976     142,752,475
-------------   -------------
$ 140,920,938   $  85,019,976
=============   =============

    1,900,002       2,750,002
      650,000         500,000
           --      (1,350,000)
-------------   -------------
    2,550,002       1,900,002
=============   =============


                        See Notes to Financial Statements                Page 51


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2021      -----------------------------------------------------------------------
                                         (UNAUDITED)         2020           2019          2018           2017           2016
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $   100.88     $     73.78    $     54.61    $     57.88    $     46.18    $     43.48
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.13            0.34           0.36           0.32           0.24           0.31
Net realized and unrealized gain (loss)        11.28           27.11          19.16          (3.29)(a)      11.74           2.73
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations               11.41           27.45          19.52          (2.97)         11.98           3.04
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.14)          (0.35)         (0.35)         (0.30)         (0.28)         (0.34)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $   112.15          100.88    $     73.78    $     54.61    $     57.88    $     46.18
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (b)                               11.31%          37.35%         35.78%         (5.16)%(a)     26.00%          7.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $1,284,122     $ 1,175,270    $   907,438    $   461,464    $   529,632    $   404,044
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.58% (c)       0.58%          0.59%          0.60%          0.60%          0.61%
Ratio of net expenses to average net
   assets                                       0.58% (c)       0.58%          0.59%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.25% (c)       0.41%          0.56%          0.52%          0.45%          0.72%
Portfolio turnover rate (d)                        8%             28%            29%            27%            26%            29%

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2021      -----------------------------------------------------------------------
                                         (UNAUDITED)         2020           2019          2018           2017           2016
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $   138.14     $    100.08    $     67.97    $     71.92    $     52.62    $     42.64
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.02            0.58           0.70           0.65           0.48           0.67
Net realized and unrealized gain (loss)        20.88           38.09          32.09          (3.98)         19.39           9.99
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations               20.90           38.67          32.79          (3.33)         19.87          10.66
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.02)          (0.61)         (0.68)         (0.62)         (0.57)         (0.68)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $   159.02     $    138.14    $    100.08    $     67.97    $     71.92    $     52.62
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (b)                               15.14%          38.82%         48.36%         (4.70)%        37.86%         25.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $3,578,060     $ 3,349,911    $ 2,912,388    $ 1,950,669    $ 2,200,711    $ 1,570,855
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.56% (c)       0.57%          0.57%          0.57%          0.58%          0.60%
Ratio of net expenses to average net
   assets                                       0.56% (c)       0.57%          0.57%          0.57%          0.58%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.02% (c)       0.50%          0.82%          0.84%          0.76%          1.40%
Portfolio turnover rate (d)                        7%             31%            23%            21%            21%            27%


(a)   The Fund received a reimbursement from the Advisor in the amount of
      $22,098 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the Fund's total return.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 52                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2021      -----------------------------------------------------------------------
                                         (UNAUDITED)         2020           2019          2018           2017           2016
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $    79.43     $     58.39    $     45.66    $     48.53    $     40.44    $     41.45
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.16            0.22           0.20           0.18           0.12           0.09
Net realized and unrealized gain (loss)         6.87           21.04          12.73          (2.88)          8.13          (0.98)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations                7.03           21.26          12.93          (2.70)          8.25          (0.89)
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.17)          (0.22)         (0.20)         (0.17)         (0.16)         (0.12)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $    86.29     $     79.43    $     58.39    $     45.66    $     48.53    $     40.44
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (a)                                8.87%          36.48%         28.35%         (5.58)%        20.41%         (2.13)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  146,697     $   146,938    $   102,183    $    77,618    $   101,914    $   103,118
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.62% (b)       0.62%          0.64%          0.64%          0.63%          0.64%
Ratio of net expenses to average net
   assets                                       0.60% (b)       0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.39% (b)       0.34%          0.38%          0.34%          0.25%          0.23%
Portfolio turnover rate (c)                        8%             35%            31%            26%            25%            30%

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2021      -----------------------------------------------------------------------
                                         (UNAUDITED)         2020           2019          2018           2017           2016
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $    70.17     $     24.91    $     17.63    $     20.28    $     15.47    $     16.01
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   (0.02) (d)       0.11           0.13           0.12           0.05           0.17
Net realized and unrealized gain (loss)        (0.95)          45.36           7.36          (2.59)          4.85          (0.52)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations               (0.97)          45.47           7.49          (2.47)          4.90          (0.35)
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.01)          (0.21)         (0.21)         (0.11)         (0.09)         (0.19)
Return of capital                                 --              --             --          (0.07)            --             --
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total distributions                            (0.01)          (0.21)         (0.21)         (0.18)         (0.09)         (0.19)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $    69.19     $     70.17    $     24.91    $     17.63    $     20.28    $     15.47
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (a)                               (1.39)%        183.52%         42.69%        (12.22)%        31.73%         (2.12)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $2,812,689     $ 1,999,803    $   144,467    $    83,731    $    91,262    $    51,837
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.58% (b)       0.60%          0.63%          0.65%          0.66%          0.68%
Ratio of net expenses to average net
   assets                                       0.58% (b)       0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                          (0.06)%(b)       0.04%          0.58%          0.59%          0.23%          1.18%
Portfolio turnover rate (c)                       13%             43%            26%            45%            32%            49%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Based on average shares outstanding.

                        See Notes to Financial Statements                Page 53


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST S&P REIT INDEX FUND (FRI)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2021      -----------------------------------------------------------------------
                                         (UNAUDITED)         2020           2019          2018           2017           2016
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $    23.23     $     26.14    $     21.63    $     23.28    $     23.07    $     22.07
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.32            0.52           0.56           0.69           0.71           0.62
Net realized and unrealized gain (loss)         4.64           (2.72)          4.55          (1.65)          0.16           1.13
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations                4.96           (2.20)          5.11          (0.96)          0.87           1.75
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.17)          (0.71)         (0.60)         (0.69)         (0.66)         (0.75)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $    28.02     $     23.23    $     26.14    $     21.63    $     23.28    $     23.07
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (a)                               21.38%          (8.10)%        23.67%         (4.19)%         3.79%          7.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  113,474     $    74,344    $   198,642    $   115,696    $   161,791    $   236,426
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.55% (b)       0.52%          0.51%          0.52%          0.48%          0.49%
Ratio of net expenses to average net
   assets                                       0.50% (b)       0.50%          0.50%          0.50%          0.48%          0.49%
Ratio of net investment income (loss) to
   average net assets                           2.78% (b)       2.04%          2.40%          3.05%          2.77%          2.52%
Portfolio turnover rate (c)                        2%              6%            10%            10%             7%             6%

FIRST TRUST WATER ETF (FIW)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2021      -----------------------------------------------------------------------
                                         (UNAUDITED)         2020           2019          2018           2017           2016
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $    72.13     $     59.91    $     43.96    $     48.58    $     39.61    $     30.13
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.19            0.38           0.32           0.35           0.54           0.20
Net realized and unrealized gain (loss)        11.30           12.24          15.96          (4.65)          8.98           9.48
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations               11.49           12.62          16.28          (4.30)          9.52           9.68
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.16)          (0.40)         (0.33)         (0.32)         (0.55)         (0.20)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $    83.46     $     72.13    $     59.91    $     43.96    $     48.58    $     39.61
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (a)                               15.96%          21.20%         37.11%         (8.89)%        24.25%         32.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $1,039,128     $   688,794    $   536,168    $   290,107    $   298,775    $   221,791
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.53% (b)       0.54%          0.55%          0.55%          0.56%          0.57%
Ratio of net expenses to average net
   assets                                       0.53% (b)       0.54%          0.55%          0.55%          0.56%          0.57%
Ratio of net investment income (loss) to
   average net assets                           0.51% (b)       0.66%          0.61%          0.72%          1.26%          0.58%
Portfolio turnover rate (c)                        7%             15%            12%            11%            24%            42%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 54                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NATURAL GAS ETF (FCG)

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                          6/30/2021        ---------------------------------------------------------------------
                                         (UNAUDITED)          2020           2019           2018           2017          2016
                                         -----------       -----------    -----------    -----------    -----------   ----------
Net asset value, beginning of period      $    8.80        $     12.05    $     14.69    $     22.75    $     26.15   $    22.30
                                          ---------        -----------    -----------    -----------    -----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.04               0.10           0.10           0.02          (0.02)        0.13
Net realized and unrealized gain (loss)        7.62              (3.01)         (2.39)         (7.86)         (3.02)        4.16
                                          ---------        -----------    -----------    -----------    -----------   ----------
Total from investment operations               7.66              (2.91)         (2.29)         (7.84)         (3.04)        4.29
                                          ---------        -----------    -----------    -----------    -----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.08)                --          (0.11)            --          (0.23)       (0.44)
Return of capital                                --              (0.34)         (0.24)         (0.22)         (0.13)          --
                                          ---------        -----------    -----------    -----------    -----------   ----------
Total distributions                           (0.08)             (0.34)         (0.35)         (0.22)         (0.36)       (0.44)
                                          ---------        -----------    -----------    -----------    -----------   ----------
Net asset value, end of period            $   16.38        $      8.80    $     12.05    $     14.69    $     22.75   $    26.15
                                          =========        ===========    ===========    ===========    ===========   ==========
TOTAL RETURN (a)                              87.12%            (23.22)%       (15.87)%       (34.77)%       (11.53)%      19.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 300,583        $   103,429    $    95,209    $    88,874    $   184,262   $  251,024
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                      0.65% (b)(c)       0.67%          0.65%          0.63%          0.64%(c)     0.64%(c)
Ratio of net expenses to average net
   assets                                      0.64% (b)(c)       0.60%          0.60%          0.60%          0.63%(c)     0.61%(c)
Ratio of net investment income (loss) to
   average net assets                          0.63% (b)          1.48%          0.65%          0.07%         (0.11)%       0.54%
Portfolio turnover rate (d)                      31%               103%            61%            47%            53%         103%

FIRST TRUST CHINDIA ETF (FNI)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2021      -----------------------------------------------------------------------
                                         (UNAUDITED)         2020           2019          2018           2017           2016
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $    59.07     $     39.75    $     30.93    $     39.57    $     27.39    $     28.36
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   (0.04)           0.09           0.14           0.04           0.34           0.25
Net realized and unrealized gain (loss)         3.52           19.42           8.81          (8.16)         12.61          (0.85)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations                3.48           19.51           8.95          (8.12)         12.95          (0.60)
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             --           (0.19)         (0.13)         (0.52)         (0.77)         (0.37)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $    62.55     $     59.07    $     39.75    $     30.93    $     39.57    $     27.39
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (a)                                5.91%          49.25%         28.96%        (20.68)%        47.36%         (2.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  243,962     $   256,949    $   111,291    $   133,007    $   375,915    $   131,466
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.58% (b)       0.60%          0.60%          0.59%          0.60%          0.60%
Ratio of net expenses to average net
   assets                                       0.58% (b)       0.60%          0.60%          0.59%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                          (0.07)%(b)       0.20%          0.35%          1.06%          0.91%          0.91%
Portfolio turnover rate (d)                       23%             46%            26%            22%            35%            47%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   For the six months ended June 30, 2021 and the years ended December 31,
      2017 and 2016, ratios reflect excise tax of 0.04%, 0.03% and 0.01%, respectively, which are not included in the expense cap.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 55


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          6/30/2021      -----------------------------------------------------------------------
                                         (UNAUDITED)         2020           2019          2018           2017           2016
                                         ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period      $    44.75     $     51.91    $     43.16    $     52.34    $     52.81    $     38.94
                                          ----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.46            1.11           1.04           0.81           0.74           0.58
Net realized and unrealized gain (loss)        10.48           (7.13)          8.72          (9.17)         (0.46)         13.89
                                          ----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations               10.94           (6.02)          9.76          (8.36)          0.28          14.47
                                          ----------     -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.43)          (1.14)         (1.01)         (0.82)         (0.75)         (0.60)
                                          ----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $    55.26     $     44.75    $     51.91    $     43.16    $   52.34      $     52.81
                                          ==========     ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (a)                               24.44%         (11.00)%        22.80%        (16.14)%         0.55%         37.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  140,921     $    85,020    $   142,752    $   228,762    $   314,032    $   404,023
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.62% (b)       0.64%          0.60%          0.60%          0.60%          0.61%
Ratio of net expenses to average net
   assets                                       0.60% (b)       0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           1.82% (b)       2.75%          1.98%          1.50%          1.37%          1.54%
Portfolio turnover rate (c)                        8%             14%            15%            11%            14%            16%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 56                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8,
2003, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-two exchange-traded funds. This report covers the nine funds (each a "Fund" and collectively, the "Funds") listed below:

        First Trust NASDAQ-100 Equal Weighted Index Fund - (The Nasdaq Stock
           Market LLC ("Nasdaq") ticker "QQEW")
        First Trust NASDAQ-100-Technology Sector Index Fund - (Nasdaq ticker
           "QTEC")
        First Trust NASDAQ-100 Ex-Technology Sector Index Fund - (Nasdaq
           ticker "QQXT")
        First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (Nasdaq
           ticker "QCLN")
        First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker
           "FRI")
        First Trust Water ETF - (NYSE Arca ticker "FIW")
        First Trust Natural Gas ETF - (NYSE Arca ticker "FCG")
        First Trust Chindia ETF - (NYSE Arca ticker "FNI")
        First Trust NASDAQ(R) ABA Community Bank Index Fund - (Nasdaq ticker
           "QABA")

Each Fund represents a separate series of beneficial interest in the Trust.
Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                            INDEX
First Trust NASDAQ-100 Equal Weighted Index Fund                NASDAQ-100 Equal Weighted Index(SM)
First Trust NASDAQ-100-Technology Sector Index Fund             NASDAQ-100 Technology Sector Index(SM)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund          NASDAQ-100 Ex-Tech Sector Index(SM)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund     NASDAQ(R) Clean Edge(R) Green Energy Index(SM)
First Trust S&P REIT Index Fund                                 S&P United States REIT Index
First Trust Water ETF                                           ISE Clean Edge Water Index
First Trust Natural Gas ETF                                     ISE-Revere Natural Gas(TM) Index
First Trust Chindia ETF                                         ISE ChIndia(TM) Index
First Trust NASDAQ(R) ABA Community Bank Index Fund             NASDAQ OMX(R) ABA Community Bank Index(SM)


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using the data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

                                                                         Page 57


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

      Common stocks, real estate investment trusts ("REITs"), master limited partnerships ("MLPs") and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2021, is included with each Fund's Portfolio of Investments.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A
Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FNI.
The Bank of New York Mellon ("BNYM") acts as FNI's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2021, QQEW, QQXT, QCLN, FCG, FNI, and QABA had
securities in the securities lending program. During the six months ended June
30, 2021, QQEW, QQXT, QCLN, FIW, FCG, FNI, and QABA participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNYM to exercise these remedies, a Fund sustains losses as a result of a

                                                                         Page 59


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

borrower's default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a
Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2021 were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2020 was as follows:


                                                                       Distributions        Distributions        Distributions
                                                                         paid from            paid from            paid from
                                                                      Ordinary Income       Capital Gains      Return of Capital
                                                                     ------------------    ----------------    -----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                       $    3,745,681        $         --        $          --
First Trust NASDAQ-100-Technology Sector Index Fund                        14,694,706                  --                   --
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                        389,766                  --                   --
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                 3,181,371                  --                   --
First Trust S&P REIT Index Fund                                             2,857,361                  --                   --
First Trust Water ETF                                                       3,656,056                  --                   --
First Trust Natural Gas ETF                                                     6,156                  --            3,810,423
First Trust Chindia ETF                                                       754,006                  --                   --
First Trust NASDAQ(R) ABA Community Bank Index Fund                         2,302,952                  --                   --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

As of December 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                             Accumulated
                                                                       Undistributed         Capital and        Net Unrealized
                                                                          Ordinary              Other            Appreciation
                                                                           Income            Gain (Loss)        (Depreciation)
                                                                     ------------------    ----------------    -----------------

First Trust NASDAQ-100 Equal Weighted Index Fund                       $       24,851        $(39,986,550)       $ 263,459,561
 First Trust NASDAQ-100-Technology Sector Index Fund                               --         (87,680,923)         934,489,039
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                          9,725         (14,045,683)          31,712,542
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                        --         (13,904,213)         634,829,461
First Trust S&P REIT Index Fund                                                    --          (2,120,541)         (16,360,054)
First Trust Water ETF                                                              --         (12,648,688)         178,086,454
First Trust Natural Gas ETF                                                        --        (517,519,964)           4,779,337
First Trust Chindia ETF                                                      (156,043)        (72,479,739)          76,102,483
First Trust NASDAQ(R) ABA Community Bank Index Fund                                --         (13,213,868)         (13,890,840)


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position, if any, are included in "Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax" on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in "Net realized gain
(loss) on foreign capital gains tax" on the Statements of Operations.

India's Finance Bill, 2018 ("Finance Bill, 2018") was enacted into law on March
29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax ("STT") was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.

In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The
Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.

Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.

Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess.
Subsequent to the Indian Finance Act, 2020, "The Taxation and Other Laws
(Relaxation and Amendment of Certain Provisions) Bill, 2020" (the "Bill") was
enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund.
The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be off-set against capital gains tax liability during the year or claimed as a refund in the annual tax return.

                                                                         Page 61


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund's shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018,
2019, and 2020 remain open to federal and state audit. As of June 30, 2021, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                                        Non-Expiring
                                                                        Capital Loss
                                                                       Carryforwards
                                                                     ------------------
First Trust NASDAQ-100 Equal Weighted Index Fund                       $   39,986,550
First Trust NASDAQ-100-Technology Sector Index Fund                        87,680,923
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                     14,045,683
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                13,904,213
First Trust S&P REIT Index Fund                                             2,120,541
First Trust Water ETF                                                      12,648,688
First Trust Natural Gas ETF                                               517,519,964
First Trust Chindia ETF                                                    72,479,739
First Trust NASDAQ(R) ABA Community Bank Index Fund                        13,213,868


During the taxable year ended December 31, 2020, the following Fund utilized non-expiring capital loss carryforwards in the following amount:


                                                                        Capital Loss
                                                                        Carryforward
                                                                          Utilized
                                                                     ------------------
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund            $   18,724,713


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2020, the Fund listed below incurred and elected to defer late year ordinary or capital losses as follows:


                                                                            Qualified Late Year Losses
                                                                     -----------------------------------------
                                                                       Ordinary Losses        Capital Losses
                                                                     -------------------    ------------------
First Trust Chindia ETF                                                $       156,043        $           --


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the
Funds based upon the net assets of each Fund.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

First Trust has entered into licensing agreements with each of the following
"Licensors" for the respective Funds:


FUND                                                            LICENSOR
First Trust NASDAQ-100 Equal Weighted Index Fund                Nasdaq, Inc.
First Trust NASDAQ-100-Technology Sector Index Fund             Nasdaq, Inc.
First Trust NASDAQ-100 Ex-Technology Sector Index Fund          Nasdaq, Inc.
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund     Nasdaq, Inc. and Clean Edge(R)
First Trust S&P REIT Index Fund                                 S&P Dow Jones Indices LLC
First Trust Water ETF                                           International Securities Exchange, LLC
First Trust Natural Gas ETF                                     International Securities Exchange, LLC
First Trust Chindia ETF                                         International Securities Exchange, LLC
First Trust NASDAQ(R) ABA Community Bank Index Fund             Nasdaq, Inc. and American Bankers Association


The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is entitled to receive monthly fees from each
Fund calculated at the following annual rates:


                                                                  % of Average
                                                                Daily Net Assets
                                                                ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                     0.40%
First Trust NASDAQ-100-Technology Sector Index Fund                  0.40%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund               0.40%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund          0.40%
First Trust S&P REIT Index Fund                                      0.30%
First Trust Water ETF                                                0.40%
First Trust Natural Gas ETF                                          0.40%
First Trust Chindia ETF                                              0.40%
First Trust NASDAQ(R) ABA Community Bank Index Fund                  0.40%


The Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least
April 30, 2023.


                                                                  Expense Cap
                                                                ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                     0.60%
First Trust NASDAQ-100-Technology Sector Index Fund                  0.60%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund               0.60%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund          0.60%
First Trust S&P REIT Index Fund                                      0.50%
First Trust Water ETF                                                0.60%
First Trust Natural Gas ETF                                          0.60%
First Trust Chindia ETF                                              0.60%
First Trust NASDAQ(R) ABA Community Bank Index Fund                  0.60%


                                                                         Page 63


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended
June 30, 2021 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:


                                                                               Fees Waived or Expenses Borne by First Trust
                                                                                           Subject to Recovery
                                                                      --------------------------------------------------------------
                                          Advisory                    Six Months      Year         Year      Six Months
                                             Fee         Expense        Ended        Ended        Ended        Ended
                                           Waivers    Reimbursement   12/31/2018   12/31/2019   12/31/2020   6/30/2021      Total
                                          ---------   -------------   ----------   ----------   ----------   ----------   ----------
First Trust NASDAQ-100 Ex-Technology
   Sector Index Fund                      $  12,397   $          --   $   22,005   $   34,524   $   24,666   $   12,397   $   93,592
First Trust S&P REIT Index Fund              21,257              --       15,356       22,365       24,447       21,257       83,425
First Trust Natural Gas ETF                  11,334              --       23,209       41,266       59,597       11,334      135,406
First Trust NASDAQ(R) ABA Community
   Bank Index Fund                           11,564              --           --           --       31,508       11,564       43,072


During the six months ended June 30, 2021, First Trust recovered fees that were previously waived from First Trust NASDAQ(R) Clean Edge(R) Green Energy Index
Fund of $78,177. As of June 30, 2021, the Fund did not have any remaining fees previously waived or expenses reimbursed that were subject to recovery.

The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each
Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust NASDAQ-100 Equal Weighted Index Fund                  $    95,816,506   $    95,205,626
First Trust NASDAQ-100-Technology Sector Index Fund                   252,579,886       253,219,642
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                 11,843,076        11,839,125
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund           359,456,650       360,880,144
First Trust S&P REIT Index Fund                                         2,327,066         1,851,426
First Trust Water ETF                                                  56,648,474        56,588,877
First Trust Natural Gas ETF                                            57,064,829        57,075,977
First Trust Chindia ETF                                                63,624,761        63,749,802
First Trust NASDAQ(R) ABA Community Bank Index Fund                     9,999,901         9,886,599



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

For the six months ended June 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust NASDAQ-100 Equal Weighted Index Fund                  $   190,518,290   $   208,623,185
First Trust NASDAQ-100-Technology Sector Index Fund                   595,393,243       843,637,901
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                         --        12,050,298
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund         1,362,700,696       336,421,379
First Trust S&P REIT Index Fund                                        30,148,649         6,825,064
First Trust Water ETF                                                 311,360,214        80,417,593
First Trust Natural Gas ETF                                           125,890,153        28,155,449
First Trust Chindia ETF                                                59,500,833        83,007,601
First Trust NASDAQ(R) ABA Community Bank Index Fund                    36,213,630                --


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2023.

                                                                         Page 65

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices

                                                                         Page 67


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of
"reasonably" normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread.
Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Agreement") with First Trust Advisors L.P.
(the "Advisor") on behalf of the following nine series of the Trust (each a
"Fund" and collectively, the "Funds"):

        First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
        First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
        First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
        First Trust Chindia ETF (FNI)
        First Trust Water ETF (FIW)
        First Trust Natural Gas ETF (FCG)
        First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)
        First Trust S&P REIT Index Fund (FRI)
        First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2022 at a meeting held on June 6-7, 2021. The
Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 26, 2021 and June 6-7, 2021, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the
"Expense Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance

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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on
April 26, 2021, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the
April meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 6-7, 2021 meeting, as well as at the June meeting. The
Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the
Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.
The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 26, 2021 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the
First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the
Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the advisory fee rate payable by each Fund under the
Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through April 30, 2023.
For each Fund, the Board noted that expenses reimbursed and fees waived are subject to recovery by the Advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment would be made by the Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the
Board noted that the total (net) expense ratio of QCLN was below the median total (net) expense ratio of the peer funds in its Expense Group and that the total (net) expense ratio of each other Fund was above the median total (net)
expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 26, 2021 meeting, discussed with the
Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the
Advisor's demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2020 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark


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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

index, and noted the Advisor's discussion of FCG's and QABA's performance at the
April 26, 2021 meeting. However, given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase during the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board considered the revenues and allocated costs
(including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2020 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 71

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                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund
Book 3

First Trust Total US Market AlphaDEX(R) ETF (TUSA)
First Trust Dorsey Wright People's Portfolio ETF (DWPP)
First Trust Dow 30 Equal Weight ETF (EDOW)
First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Semi-Annual Report
For the Six Months Ended
June 30, 2021


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2021

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview

Portfolio of Investments


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the
"Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2021

Dear Shareholders,

First Trust is pleased to provide you with the semi-annual report for certain funds in the First Trust Exchange-Traded Fund (the "Funds"), which contains detailed information about the Funds for the six months ended June 30, 2021.

Since December of 2008, the Federal Reserve (the "Fed") has largely maintained an extremely accommodating stance on monetary policy. In other words, it has kept interest rates at very low levels, and has done so on purpose. From
December 2008 through June 2021 (a period that captured a portion of the financial crisis of 2007-2008 and the entire coronavirus ("COVID-19") pandemic), the Federal Funds target rate (upper bound) stood at 0.25% for approximately eight years and three months of that 12.5-year period. That is an aggressive posture to hold for such a long duration. For comparative purposes, the Federal
Funds target rate averaged 4.50% for the 20-year period ended December 31, 2008.
All along, the Fed has been signaling to savers, investors, and businesses alike that it wanted them to assume more risk. The Fed did not want money just sitting idle on the sidelines. It wanted the money to be put to work, so to speak, in such a way that it would stimulate U.S. economic growth and stave off any deflationary pressures potentially looming. It has been a tough road to hoe, as
I'm sure those investors who follow the economy closely have noticed.

Why am I taking this trip down memory lane? It is because the Federal Funds target rate currently stands at 0.25%, just like it did back in December 2008.
We can cite the severe hit to many parts of the U.S. economy from the COVID-19 pandemic, such as the leisure and travel industry, as to why the target rate has returned to such a low level. For all intents and purposes, until the economy reaches full employment (4% unemployment rate) and a 2% plus inflation rate for a sustained period, the Fed has stated that it intends to maintain the status quo. Since inflation has risen notably in recent months, the Fed is now forecasting a couple of rate hikes in 2023. At a minimum, that is still 18 months away. Keep in mind, however, the Fed reserves the right to change its posture at any time.

As previously noted, the Fed has been encouraging savers and investors to assume more risk for over a decade. One of the best barometers of risk in the securities markets is the default rate on speculative-grade (below investment-grade) debt, in my opinion. High yield corporate bonds behave like a hybrid security between other fixed-income securities and stocks. They share behavioral characteristics of both, and they are economically sensitive. Moody's reported that its global speculative-grade default rate stood at 4.0% in June
2021, according to its own release. Moody's puts the historical average default rate at 4.2%. Its baseline scenario sees the default rate declining to 1.7% by
December 2021. Moody's recorded 28 defaults over the first six months of 2021, down from 114 defaults over the same period a year ago. I believe that investors should take some comfort in knowing that defaults are trending lower, not higher, in the current economic climate.

Companies have heeded the Fed's call for risk-taking, as measured by this year's robust global mergers and acquisitions ("M&A") activity. Global M&A activity set a record high in the first half of 2021, with announced deals valued at $2.8 trillion, according to data from Refinitiv. U.S. M&A activity also reached a record high, coming in at $1.3 trillion for the same period, or around 46% of the global total. M&A specialists expect deal-making to remain robust for the rest of 2021, due to low borrowing costs and stronger economic growth.

In closing, we welcome the reopening of the U.S. economy and, hopefully, the global economy shortly thereafter. We encourage investors to stay the course even though the markets could experience some turbulence in the months ahead.
The potential for additional volatility represents an opportunity for investors to check their asset allocation levels to determine if they are suitable for an extended inflationary climate.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2021

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

We have learned recently that the reopening process for the economy from the coronavirus ("COVID-19") pandemic, while underway, is likely to be more of a work in progress than a foregone conclusion. It has to do with the spread of the highly contagious Delta variant, now found in all 50 states. The Delta variant, which was first identified in India in 2020, appears to be more problematic for those individuals who have yet to be vaccinated. Cases are rising rapidly. The
Centers for Disease Control and Prevention expects the Delta variant to account for approximately 80% of new cases moving forward. The concern has quickly elevated, and some state and local governments, such as Los Angeles County, are contemplating reinstating the mask mandate for businesses and other public venues. This is something we intend to monitor moving forward to assess its potential near-term impact on the economy.

The global growth forecast from the International Monetary Fund ("IMF") released in April 2021 projected a rate of 6.0% for real gross domestic product growth for 2021, up from -3.3% in 2020. The IMF is calling for a 6.4% growth rate for the U.S. in 2021, up from -3.5% from the previous year. Advanced Economies are expected to register a 5.1% growth rate, up from -4.7% for the previous year. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than Advanced Economies in 2021. Their 2021 growth rate estimate is 6.7%, up from -2.2% a year ago.

The marketplace for exchange-traded funds ("ETFs") and related exchange-traded products ("ETPs") continues to set records, both domestically and abroad. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at an all-time high of $6.51 trillion at the close of June 2021, according to its own release. In the first half of 2021, net inflows to ETFs/ETPs listed in the U.S. totaled a record high
$472.18 billion, with $327.44 billion of it flowing to equity funds. Total assets invested in ETFs/ETPs listed globally stood at an all-time high of $9.35 trillion for the same period. In the first half of this year, net inflows to
ETFs/ETPs listed globally totaled a record high $660.73 billion, with $460.73 billion of it flowing to equity funds.

U.S. STOCKS AND BONDS

In the first half of 2021, three of the major U.S. stock indices posted double-digit gains. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P
SmallCap 600(R) Index posted total returns of 15.25%, 17.60%, and 23.56%, respectively, according to Bloomberg. All 11 of the major sectors that comprise the S&P 500(R) Index posted positive total returns. The top-performing sectors were Energy, Financials, Real Estate and Communication Services, up 45.64%,
25.69%, 23.30% and 19.67%, respectively, while the worst-performing sectors were
Utilities, up 2.38%, and Consumer Staples, up 5.02%. Bloomberg's 2021 and 2022
consensus earnings growth rate estimates for the S&P 500(R) Index were 35.94%
and 12.41%, respectively, as of July 2, 2021.

Corporate America is cash rich. Non-financial companies in the S&P 500(R) Index that reported their earnings results in April and May of 2021 increased their cash holdings by 12% year-over-year, according to Bloomberg. Cash holdings, which include short-term investments and long-term marketable securities, reached $2.03 trillion. The sectors holding the most cash are as follows:
Information Technology ($587.7 billion); Communication Services ($345.2 billion); Consumer Discretionary ($294.9 billion); Health Care ($288.4 billion);
and Industrials ($280.4 billion).

In the U.S. bond market, the major bond groups produced a mixed bag of returns in the first half of 2021. The top-performing major debt group we track is speculative-grade in nature. The Bloomberg Barclays U.S. Corporate High Yield
Index posted a total return of 3.62%. The worst-performing debt group we track is a blend of government and investment-grade corporate bonds. The Bloomberg
Barclays U.S. Aggregate Index posted a total return of -1.60%. The yield on the benchmark 10-Year Treasury Note rose 55 basis points to 1.47% in the first half of 2021, according to Bloomberg. For comparative purposes, its average yield for the 20-year period ended June 30, 2021, was 3.07%. It is still extraordinarily low.

FOREIGN STOCKS AND BONDS

The U.S. dollar rose by 2.78% against a basket of major currencies in the first half of 2021, as measured by the U.S. Dollar Index ("DXY"), according to
Bloomberg. The DXY closed at a reading of 92.44 on June 30, 2021, above its
20-year average of 89.41. The stronger U.S. dollar likely had a bit of a negative influence on the returns of foreign securities held by U.S. investors, providing they were unhedged. The strength in the dollar was more noticeable with respect to bond returns due to the low interest rate levels persisting in many foreign debt markets, in our opinion.

The Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of -0.97% (USD), while the Bloomberg Barclays Global
Aggregate Index of higher quality debt declined by 3.21% (USD). With respect to equities, the MSCI Emerging Markets Index of stocks posted a total return of
7.45% (USD), while the MSCI World ex USA Index was up 9.92% (USD) on a total return basis, according to Bloomberg.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

The First Trust Total US Market AlphaDEX(R) ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Total US Market
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The Index is a modified market capitalization index designed to quantitatively identify and select U.S. exchange-listed securities issued by small, mid and large cap U.S. companies that exhibit growth and value factors and appear to have the greatest potential for capital appreciation. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The
Fund's shares are listed for trading on The Nasdaq Stock Market LLC. The first day of secondary market trading in shares of the Fund was December 7, 2006.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                    6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                     Ended       Ended      Ended      Ended      (12/5/06)      Ended      Ended      (12/5/06)
                                    6/30/21     6/30/21    6/30/21    6/30/21     to 6/30/21    6/30/21    6/30/21     to 6/30/21
FUND PERFORMANCE
NAV                                  18.56%     54.35%     15.18%      10.07%        7.50%      102.76%    161.07%      186.58%
Market Value                         18.77%     55.16%     15.27%      10.09%        7.51%      103.51%    161.62%      187.22%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Total US
   Market Index*                     19.02%     55.56%     16.05%       N/A          N/A        110.49%      N/A          N/A
Russell 3000(R) Index                15.11%     44.16%     17.89%      14.70%       10.26%      127.67%    294.05%      314.88%
------------------------------------------------------------------------------------------------------------------------------------


*     On January 9, 2015, the Fund's underlying index changed from the Value
      Line(R) Equity Allocation Index to the NASDAQ AlphaDEX(R) Total US Market
      Index. Therefore, the Fund's performance and total returns shown for the periods prior to January 9, 2015, are not necessarily indicative of the performance the Fund, based on its current index, would have generated.
      Since the Fund's current underlying index had an inception date of
      September 8, 2014, it was not in existence for all of the periods disclosed.

(See Notes to Fund Performance Overview on page 12.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                     19.5%
Consumer Discretionary                         13.6
Information Technology                         12.7
Industrials                                    12.6
Health Care                                    11.4
Utilities                                       7.6
Consumer Staples                                5.9
Communication Services                          5.2
Real Estate                                     4.8
Materials                                       4.7
Energy                                          2.0
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Moderna, Inc.                                   0.7%
Biogen, Inc.                                    0.5
Target Corp.                                    0.5
eBay, Inc.                                      0.5
Allstate (The) Corp.                            0.5
SVB Financial Group                             0.4
Freeport-McMoRan, Inc.                          0.4
CVS Health Corp.                                0.4
Lam Research Corp.                              0.4
Berkshire Hathaway, Inc., Class B               0.4
                                             -------
   Total                                        4.7%
                                             =======

-----------------------------
Nasdaq(R) and NASDAQ AlphaDEX(R) Total US Market Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust.
AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA) (CONTINUED)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                DECEMBER 31, 2010 - JUNE 30, 2021

             First Trust Total US       Russell 3000(R)
            Market AlphaDEX(R) ETF           Index
12/10              $10,000                  $10,000
06/11               10,219                   10,635
12/11                9,044                   10,102
06/12                9,201                   11,044
12/12                9,834                   11,761
06/13               11,253                   13,415
12/13               13,241                   15,708
06/14               13,908                   16,798
12/14               13,553                   17,680
06/15               13,713                   18,023
12/15               12,742                   17,765
06/16               13,157                   18,408
12/16               14,713                   20,026
06/17               15,824                   21,814
12/17               17,573                   24,257
06/18               18,351                   25,038
12/18               15,793                   22,985
06/19               18,489                   27,285
12/19               19,797                   30,114
06/20               17,281                   29,066
12/20               22,503                   36,407
06/21               26,680                   41,908


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

The First Trust Dorsey Wright People's Portfolio ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an index called the Nasdaq Dorsey Wright People's
Portfolio Index (the "Index"). The Fund will normally invest at least 80% of its total assets (including investment borrowings) in the common stocks or an exchange-traded fund ("ETF") that comprise the Index. The Index is a modified market-capitalization weighted index designed to tactically allocate exposure to one of three allocations: (i) Nasdaq US 500 Large Cap Index; (ii) Nasdaq US 500
Large Cap Equal Weight Index; or (iii) First Trust Enhanced Short Maturity ETF
("FTSM") (each, an "Underlying Allocation"), based on daily relative strength readings. The Nasdaq US 500 Large Cap Index and the Nasdaq US 500 Large Cap
Equal Weight Index (each, an "Underlying Equity Index") are equity indices that seek to provide exposure to the 500 securities with the highest float-adjusted market capitalization comprising the Nasdaq US Benchmark Index. Therefore, each
Underlying Equity Index is composed of the same constituent securities. What differs, however, is the methodology each Underlying Equity Index utilizes to assign security weights. The Nasdaq US 500 Large Cap Index assigns security weights based on market capitalization and the Nasdaq US 500 Large Cap Equal
Weight Index weights components equally. The third Underlying Allocation is
FTSM. FTSM is an actively-managed ETF that invests in short-duration securities, which are primarily U.S. dollar-denominated, investment-grade securities. The
Index is rebalanced and reconstituted periodically and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund's shares are listed for trading on the Nasdaq Stock Market LLC.
The first day of secondary market trading in shares of the Fund was August 30,
2012.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                                      6 Months    1 Year     5 Years    Inception       5 Year     Inception
                                                       Ended       Ended      Ended      (8/29/12)       Ended     (8/29/12)
                                                      6/30/21     6/30/21    6/30/21    to 6/30/21      6/30/21    to 6/30/21
FUND PERFORMANCE
NAV                                                    14.01%     27.81%      7.67%        6.98%         44.69%      81.57%
Market Value                                           14.06%     27.88%      7.70%        6.98%         44.90%      81.45%

INDEX PERFORMANCE
Nasdaq Dorsey Wright People's Portfolio
   Index*                                              14.36%     28.64%       N/A          N/A           N/A         N/A
S&P 500(R) Index                                       15.25%     40.79%     17.65%       15.74%        125.36%     263.96%
Nasdaq US 500 Large Cap Index                          14.36%     41.30%     18.09%         N/A         129.69%       N/A
------------------------------------------------------------------------------------------------------------------------------------


*     On August 18, 2017, the Fund's underlying index changed from the CBOE(R)
      VIX(R) Tail Hedge Index to the Nasdaq Dorsey Wright People's Portfolio
      Index (the "Index"). Therefore, the Fund's performance and total returns for the periods prior to August 18, 2017, are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Index had an inception date of July 24, 2017, it was not in existence for all of the periods disclosed.

(See Notes to Fund Performance Overview on page 12.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                         29.8%
Health Care                                    13.5
Consumer Discretionary                         12.3
Financials                                     11.0
Communication Services                          9.9
Industrials                                     8.5
Consumer Staples                                6.0
Energy                                          2.7
Real Estate                                     2.4
Utilities                                       2.1
Materials                                       1.8
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Apple, Inc.                                     6.1%
Microsoft Corp.                                 5.8
Amazon.com, Inc.                                4.2
Facebook, Inc., Class A                         2.2
Alphabet, Inc., Class A                         2.1
Tesla, Inc.                                     1.5
JPMorgan Chase & Co.                            1.3
NVIDIA Corp.                                    1.3
Johnson & Johnson                               1.2
Visa, Inc., Class A                             1.1
                                             -------
   Total                                       26.8%
                                             =======

-----------------------------
Nasdaq(R) and Nasdaq Dorsey Wright People's Portfolio Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First
Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the
Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH
RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP) (CONTINUED)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                AUGUST 29, 2012 - JUNE 30, 2021

            First Trust Dorsey Wright       S&P 500(R)
             People's Portfolio ETF           Index
08/12                $10,000                 $10,000
12/12                  9,863                  10,193
06/13                 10,686                  11,602
12/13                 11,738                  13,494
06/14                 12,251                  14,457
12/14                 13,525                  15,342
06/15                 13,175                  15,531
12/15                 12,730                  15,554
06/16                 12,551                  16,151
12/16                 12,800                  17,414
06/17                 13,952                  19,040
12/17                 15,579                  21,214
06/18                 15,782                  21,776
12/18                 14,292                  20,284
06/19                 17,139                  24,045
12/19                 18,609                  26,673
06/20                 14,206                  25,851
12/20                 15,925                  31,580
06/21                 18,157                  36,396


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW 30 EQUAL WEIGHT ETF (EDOW)

The First Trust Dow 30 Equal Weight ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Industrial Average(R) Equal
Weight Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is an equal weight version of the Dow Jones Industrial
Average(R) (the "DJIA"). The 30 securities comprising the DJIA are issued by blue-chip U.S. companies covering all industries, with the exception of transportation and utilities. Inclusion in the DJIA is not governed by quantitative rules but rather is based on the following criteria: (i) the company is not a utility or in the transportation business; (ii) the company has a premier reputation in its field; (iii) the company has a history of successful growth; (iv) there is wide interest in the company among individual and institutional investors; and (v) the company should be incorporated and headquartered in the U.S. Whenever one component is changed, the others are reviewed. For the sake of historical continuity, composition changes are rarely made. In the event that there is a change in the components of the DJIA, the component removed from the DJIA will simultaneously be removed from the Index, and the component that replaces the removed component will be added to the Index at the same weight as the component that was removed. The Index is rebalanced quarterly and reconstituted as needed and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The
Fund's shares are listed for trading on the NYSE Arca, Inc. The first day of secondary market trading in shares of the Fund was August 9, 2017.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL             CUMULATIVE
                                                                                           TOTAL RETURNS             TOTAL RETURNS
                                                     6 Months            1 Year              Inception                 Inception
                                                      Ended               Ended               (8/8/17)                 (8/8/17)
                                                     6/30/21             6/30/21             to 6/30/21               to 6/30/21
FUND PERFORMANCE
NAV                                                   13.39%             33.70%                13.73%                   65.00%
Market Value                                          13.38%             33.63%                13.74%                   65.05%

INDEX PERFORMANCE
Dow Jones Industrial Average(R) Equal Weight Index    13.77%             34.56%                14.47%                   69.22%
Dow Jones Industrial Average(R)                       13.79%             36.34%                14.73%                   70.72%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 12.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                         23.6%
Health Care                                    13.5
Financials                                     13.2
Consumer Staples                               13.1
Industrials                                    13.1
Consumer Discretionary                         10.6
Communication Services                          6.6
Energy                                          3.2
Materials                                       3.1
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
NIKE, Inc., Class B                             3.9%
Apple, Inc.                                     3.6
Microsoft Corp.                                 3.5
Home Depot (The), Inc.                          3.4
Merck & Co., Inc.                               3.4
salesforce.com, Inc.                            3.4
UnitedHealth Group, Inc.                        3.4
American Express Co.                            3.4
Amgen, Inc.                                     3.4
Goldman Sachs Group (The), Inc.                 3.4
                                             -------
   Total                                       34.8%
                                             =======

-----------------------------
Dow Jones Industrial Average(R) Equal Weight Index ("Index") is a product of S&P
Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by First Trust. Standard & Poor's(R) and S&P(R) are registered trademarks of
Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW 30 EQUAL WEIGHT ETF (EDOW) (CONTINUED)


                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  AUGUST 8, 2017 - JUNE 30, 2021

                                        Dow Jones Industrial
            First Trust Dow 30            Average(R) Equal            Dow Jones Industrial
             Equal Weight ETF               Weight Index                   Average(R)
08/17            $10,000                      $10,000                       $10,000
12/17             11,102                       11,124                        11,302
06/18             11,024                       11,069                        11,219
12/18             11,004                       11,079                        10,908
06/19             12,615                       12,739                        12,588
12/19             13,676                       13,849                        13,674
06/20             12,342                       12,576                        12,521
12/20             14,552                       14,874                        15,004
06/21             16,500                       16,922                        17,072


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

The First Trust Lunt U.S. Factor Rotation ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Lunt Capital Large Cap Factor
Rotation Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The Index is owned and was developed by Lunt Capital Management, Inc.
(the "Index Provider"). The Index is calculated and maintained by Nasdaq, Inc.
The Index is designed to track the performance of U.S. securities exhibiting desirable factor exposure. The Index utilizes the Index Provider's risk-adjusted relative strength methodology to allocate exposure to securities exhibiting either high or low levels of the characteristics associated with one of four primary investing factors: momentum, value, quality and volatility. The Index is rebalanced and reconstituted periodically and the Fund will make corresponding changes to its portfolio after the Index changes are made public. The Fund's shares are listed for trading on CBOE BZX Exchange, Inc. The first day of secondary market trading in shares of the Fund was July 26, 2018.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL             CUMULATIVE
                                                                                           TOTAL RETURNS             TOTAL RETURNS
                                                     6 Months            1 Year              Inception                 Inception
                                                      Ended               Ended              (7/25/18)                 (7/25/18)
                                                     6/30/21             6/30/21             to 6/30/21               to 6/30/21
FUND PERFORMANCE
NAV                                                   18.31%             47.04%                21.33%                   76.27%
Market Value                                          18.34%             47.24%                21.36%                   76.37%

INDEX PERFORMANCE
Lunt Capital Large Cap Factor Rotation Index          18.75%             48.19%                22.28%                   80.32%
Nasdaq US 500 Large Cap Index                         14.36%             41.30%                18.04%                   62.61%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 12.)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Health Care                                    29.4%
Financials                                     19.0
Consumer Staples                               13.3
Information Technology                         12.5
Consumer Discretionary                          7.4
Industrials                                     6.6
Utilities                                       5.2
Real Estate                                     4.2
Materials                                       1.6
Communication Services                          0.4
Energy                                          0.4
                                             -------
   Total                                      100.0%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Regeneron Pharmaceuticals, Inc.                 2.5%
Seagen, Inc.                                    2.3
BioMarin Pharmaceutical, Inc.                   2.3
Splunk, Inc.                                    2.2
Vertex Pharmaceuticals, Inc.                    2.2
Clorox (The) Co.                                1.9
Merck & Co., Inc.                               1.6
Moody's Corp.                                   1.6
Gilead Sciences, Inc.                           1.5
O'Reilly Automotive, Inc.                       1.5
                                             -------
   Total                                       19.6%
                                             =======

-----------------------------
Lunt Capital Management, Inc. ("Lunt") and the Lunt Capital Large Cap Factor
Rotation Index ("Lunt Index") are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor
Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the
Fund particularly, or the ability of the Lunt Index to track general stock performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR) (CONTINUED)


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                JULY 25, 2018 - JUNE 30, 2021

            First Trust Lunt U.S.       Lunt Capital Large Cap        Nasdaq US 500
             Factor Rotation ETF        Factor Rotation Index        Large Cap Index
07/18              $10,000                     $10,000                   $10,000
12/18                8,791                       8,813                     8,869
06/19               10,828                      10,901                    10,567
12/19               11,459                      11,578                    11,711
06/20               11,988                      12,168                    11,509
12/20               14,899                      15,184                    14,220
06/21               17,627                      18,031                    16,261


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2021 (UNAUDITED)

As a shareholder of First Trust Total US Market AlphaDEX(R) ETF, First Trust
Dorsey Wright People's Portfolio ETF, First Trust Dow 30 Equal Weight ETF or
First Trust Lunt U.S. Factor Rotation ETF (each a "Fund" and collectively, the
"Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE        DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2021      JUNE 30, 2021         PERIOD           PERIOD (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)
Actual                                               $1,000.00           $1,185.60          0.70% (a)            $3.79
Hypothetical (5% return before expenses)             $1,000.00           $1,021.32          0.70% (a)            $3.51

FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO
   ETF (DWPP)
Actual                                               $1,000.00           $1,140.10          0.60%                $3.18
Hypothetical (5% return before expenses)             $1,000.00           $1,021.82          0.60%                $3.01

FIRST TRUST DOW 30 EQUAL WEIGHT ETF (EDOW)
Actual                                               $1,000.00           $1,133.90          0.50%                $2.65
Hypothetical (5% return before expenses)             $1,000.00           $1,022.32          0.50%                $2.51

FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)
Actual                                               $1,000.00           $1,183.10          0.65%                $3.52
Hypothetical (5% return before expenses)             $1,000.00           $1,021.57          0.65%                $3.26


(a)   These expense ratios reflect an expense cap. See Note 3 in Notes to
      Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1,
      2021 through June 30, 2021), multiplied by 181/365 (to reflect the six-month period).

                                                                         Page 13


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 1.6%
          55 AAR Corp. (a)                     $        2,131
          59 AeroVironment, Inc. (a)                    5,909
         108 Axon Enterprise, Inc. (a)                 19,094
         156 BWX Technologies, Inc.                     9,067
          58 Curtiss-Wright Corp.                       6,888
         378 General Dynamics Corp.                    71,162
         160 Howmet Aerospace, Inc. (a)                 5,515
         125 Huntington Ingalls Industries,
                Inc.                                   26,344
         169 L3Harris Technologies, Inc.               36,529
          93 Lockheed Martin Corp.                     35,187
         121 Maxar Technologies, Inc.                   4,830
         159 Northrop Grumman Corp.                    57,785
         113 Parsons Corp. (a)                          4,448
          12 Teledyne Technologies, Inc. (a)            5,026
         275 Textron, Inc.                             18,912
         497 Triumph Group, Inc. (a)                   10,313
         336 Virgin Galactic Holdings, Inc. (a)        15,456
                                               --------------
                                                      334,596
                                               --------------
             AIR FREIGHT & LOGISTICS -- 0.5%
         189 Atlas Air Worldwide Holdings,
                Inc. (a)                               12,873
         108 C.H. Robinson Worldwide, Inc.             10,116
         143 Expeditors International of
                Washington, Inc.                       18,104
         181 FedEx Corp.                               53,998
         136 Hub Group, Inc., Class A (a)               8,973
          83 XPO Logistics, Inc. (a)                   11,611
                                               --------------
                                                      115,675
                                               --------------
             AIRLINES -- 0.1%
         861 American Airlines Group, Inc. (a)         18,262
         168 SkyWest, Inc. (a)                          7,236
                                               --------------
                                                       25,498
                                               --------------
             AUTO COMPONENTS -- 1.0%
         497 Aptiv PLC (a)                             78,193
         555 BorgWarner, Inc.                          26,940
         188 Dana, Inc.                                 4,467
          22 Dorman Products, Inc. (a)                  2,281
         162 Fox Factory Holding Corp. (a)             25,217
         577 Gentex Corp.                              19,093
          62 Gentherm, Inc. (a)                         4,405
          17 LCI Industries                             2,234
          85 Lear Corp.                                14,899
          81 Patrick Industries, Inc.                   5,913
         275 Standard Motor Products, Inc.             11,921
          19 Visteon Corp. (a)                          2,298
          88 XPEL, Inc. (a) (b)                         7,380
                                               --------------
                                                      205,241
                                               --------------
             AUTOMOBILES -- 0.9%
       4,198 Ford Motor Co. (a)                        62,382
       1,491 General Motors Co. (a)                    88,223
         128 Harley-Davidson, Inc.                      5,865
          26 Tesla, Inc. (a)                           17,672
         191 Thor Industries, Inc.                     21,583

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             AUTOMOBILES (CONTINUED)
         119 Winnebago Industries, Inc.        $        8,087
                                               --------------
                                                      203,812
                                               --------------
             BANKS -- 7.4%
         192 1st Source Corp.                           8,920
         174 Ameris Bancorp                             8,810
         535 Associated Banc-Corp.                     10,957
         179 Atlantic Union Bankshares Corp.            6,483
         126 Banc of California, Inc.                   2,210
          32 BancFirst Corp.                            1,998
         441 Bancorp (The), Inc. (a)                   10,147
         281 BancorpSouth Bank                          7,961
         443 Bank of America Corp.                     18,265
          26 Bank of Hawaii Corp.                       2,190
         503 Bank OZK                                  21,207
         104 BankUnited, Inc.                           4,440
         129 Banner Corp.                               6,993
         230 BOK Financial Corp.                       19,918
         152 Brookline Bancorp, Inc.                    2,272
         168 Cathay General Bancorp                     6,613
         942 Citigroup, Inc.                           66,647
       1,553 Citizens Financial Group, Inc.            71,236
          84 City Holding Co.                           6,320
         106 Columbia Banking System, Inc.              4,087
         215 Comerica, Inc.                            15,338
         134 Commerce Bancshares, Inc.                  9,991
          30 Community Bank System, Inc.                2,270
         361 ConnectOne Bancorp, Inc.                   9,447
         142 Cullen/Frost Bankers, Inc.                15,904
         287 Customers Bancorp, Inc. (a)               11,190
         310 CVB Financial Corp.                        6,383
         172 Eagle Bancorp, Inc.                        9,646
         209 East West Bancorp, Inc.                   14,983
          92 Enterprise Financial Services
                Corp.                                   4,268
         720 F.N.B. Corp.                               8,878
          51 FB Financial Corp.                         1,903
         915 Fifth Third Bancorp                       34,980
         158 First Bancorp                              6,464
         406 First BanCorp                              4,840
         356 First Busey Corp.                          8,779
          18 First Citizens BancShares, Inc.,
                Class A                                14,989
         477 First Commonwealth Financial
                Corp.                                   6,711
         381 First Financial Bancorp                    9,003
         330 First Financial Bankshares, Inc.          16,213
         390 First Foundation, Inc.                     8,779
         250 First Hawaiian, Inc.                       7,085
       1,520 First Horizon Corp.                       26,266
         149 First Interstate BancSystem, Inc.,
                Class A                                 6,233
         147 First Merchants Corp.                      6,126
         209 First Midwest Bancorp, Inc.                4,144
         308 First Republic Bank                       57,648
         403 Fulton Financial Corp.                     6,359
          99 German American Bancorp, Inc.              3,683
          80 Glacier Bancorp, Inc.                      4,406

Page 14                 See Notes to Financial Statements


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             BANKS (CONTINUED)
          54 Hancock Whitney Corp.             $        2,400
         182 Heartland Financial USA, Inc.              8,552
         243 Heritage Financial Corp.                   6,080
         335 Hilltop Holdings, Inc.                    12,194
         169 Home BancShares, Inc.                      4,171
         455 Hope Bancorp, Inc.                         6,452
       1,308 Huntington Bancshares, Inc.               18,665
          27 Independent Bank Corp.                     2,039
          32 Independent Bank Group, Inc.               2,367
         148 International Bancshares Corp.             6,355
         467 Investors Bancorp, Inc.                    6,659
         225 JPMorgan Chase & Co.                      34,997
       2,574 KeyCorp                                   53,153
          33 Lakeland Financial Corp.                   2,034
         167 Live Oak Bancshares, Inc.                  9,853
         339 M&T Bank Corp.                            49,260
         230 National Bank Holdings Corp.,
                Class A                                 8,680
         172 NBT Bancorp, Inc.                          6,187
         191 OceanFirst Financial Corp.                 3,980
         404 OFG Bancorp                                8,937
         473 Old National Bancorp                       8,330
         216 Origin Bancorp, Inc.                       9,171
         105 Pacific Premier Bancorp, Inc.              4,440
          35 Park National Corp.                        4,110
         174 Pinnacle Financial Partners, Inc.         15,362
         391 PNC Financial Services Group
                (The), Inc.                            74,587
         366 Popular, Inc.                             27,468
         108 Preferred Bank                             6,833
         275 Prosperity Bancshares, Inc.               19,745
       2,489 Regions Financial Corp.                   50,228
         110 Renasant Corp.                             4,400
          68 S&T Bancorp, Inc.                          2,128
         105 Sandy Spring Bancorp, Inc.                 4,634
          63 Seacoast Banking Corp. of Florida          2,151
          75 ServisFirst Bancshares, Inc.               5,099
         114 Signature Bank                            28,004
          80 Silvergate Capital Corp.,
                Class A (a)                             9,066
         308 Simmons First National Corp.,
                Class A                                 9,037
         131 South State Corp.                         10,711
         178 Southside Bancshares, Inc.                 6,805
         298 Sterling Bancorp                           7,387
          45 Stock Yards Bancorp, Inc.                  2,290
         174 SVB Financial Group (a)                   96,819
         450 Synovus Financial Corp.                   19,746
          32 Texas Capital Bancshares,
                Inc. (a)                                2,032
          55 Tompkins Financial Corp.                   4,266
         301 TowneBank                                  9,156
          96 TriCo Bancshares                           4,088
         148 Triumph Bancorp, Inc. (a)                 10,989
         882 Truist Financial Corp.                    48,951
         272 Trustmark Corp.                            8,378

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             BANKS (CONTINUED)
         620 U.S. Bancorp                      $       35,321
          74 UMB Financial Corp.                        6,886
         178 United Bankshares, Inc.                    6,497
         134 United Community Banks, Inc.               4,289
         665 Valley National Bancorp                    8,931
         140 Veritex Holdings, Inc.                     4,957
          41 Webster Financial Corp.                    2,187
       1,316 Wells Fargo & Co.                         59,602
         190 WesBanco, Inc.                             6,770
          73 Westamerica Bancorporation                 4,236
         272 Western Alliance Bancorp                  25,255
         121 Wintrust Financial Corp.                   9,151
         374 Zions Bancorp N.A.                        19,770
                                               --------------
                                                    1,593,861
                                               --------------
             BEVERAGES -- 0.5%
          17 Boston Beer (The) Co., Inc.,
                Class A (a)                            17,354
          95 Celsius Holdings, Inc. (a)                 7,229
          16 Coca-Cola Consolidated, Inc.               6,434
         150 Constellation Brands, Inc.,
                Class A                                35,083
         116 MGP Ingredients, Inc.                      7,846
         101 Molson Coors Beverage Co.,
                Class B (a)                             5,423
         421 National Beverage Corp.                   19,884
                                               --------------
                                                       99,253
                                               --------------
             BIOTECHNOLOGY -- 3.2%
          38 Acceleron Pharma, Inc. (a)                 4,769
          81 Arcus Biosciences, Inc. (a)                2,224
         501 Avid Bioservices, Inc. (a)                12,851
         193 Beam Therapeutics, Inc. (a)               24,841
         449 BioCryst Pharmaceuticals,
                Inc. (a)                                7,099
         306 Biogen, Inc. (a)                         105,959
          53 Blueprint Medicines Corp. (a)              4,662
          34 CareDx, Inc. (a)                           3,112
         404 Curis, Inc. (a)                            3,260
         180 Denali Therapeutics, Inc. (a)             14,119
         180 DermTech, Inc. (a)                         7,483
         930 Dynavax Technologies Corp. (a)             9,160
         111 Emergent BioSolutions, Inc. (a)            6,992
         130 Exact Sciences Corp. (a)                  16,160
         187 Fate Therapeutics, Inc. (a)               16,230
         247 Halozyme Therapeutics, Inc. (a)           11,216
         745 Horizon Therapeutics PLC (a)              69,762
         481 ImmunityBio, Inc. (a)                      6,869
         846 ImmunoGen, Inc. (a)                        5,575
         114 Intellia Therapeutics, Inc. (a)           18,458
          45 Ligand Pharmaceuticals, Inc. (a)           5,903
         215 MacroGenics, Inc. (a)                      5,775
          30 Mirati Therapeutics, Inc. (a)              4,846
         654 Moderna, Inc. (a)                        153,677
         181 Morphic Holding, Inc. (a)                 10,388
         101 Natera, Inc. (a)                          11,466
         142 Novavax, Inc. (a)                         30,148
       1,065 OPKO Health, Inc. (a) (c)                  4,313
         627 Organogenesis Holdings, Inc. (a)          10,421

                        See Notes to Financial Statements                Page 15


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             BIOTECHNOLOGY (CONTINUED)
         176 Protagonist Therapeutics,
                Inc. (a)                       $        7,899
         273 Prothena Corp. PLC (a)                    14,035
         219 Radius Health, Inc. (a)                    3,995
         137 Sage Therapeutics, Inc. (a)                7,783
         107 TG Therapeutics, Inc. (a)                  4,150
          83 Twist Bioscience Corp. (a)                11,060
          90 Ultragenyx Pharmaceutical,
                Inc. (a)                                8,581
         154 United Therapeutics Corp. (a)             27,629
         165 Vericel Corp. (a)                          8,662
         301 Vir Biotechnology, Inc. (a)               14,231
                                               --------------
                                                      695,763
                                               --------------
             BUILDING PRODUCTS -- 1.1%
         152 A.O. Smith Corp.                          10,953
         249 Advanced Drainage Systems, Inc.           29,026
          41 Allegion PLC                               5,711
          93 American Woodmark Corp. (a)                7,597
         280 Apogee Enterprises, Inc.                  11,404
         554 Builders FirstSource, Inc. (a)            23,634
         812 Carrier Global Corp.                      39,463
         814 Cornerstone Building Brands,
                Inc. (a)                               14,799
          17 CSW Industrials, Inc.                      2,014
         161 Fortune Brands Home & Security,
                Inc.                                   16,037
          50 Gibraltar Industries, Inc. (a)             3,815
         252 Griffon Corp.                              6,459
         165 JELD-WEN Holding, Inc. (a)                 4,333
          16 Lennox International, Inc.                 5,613
          86 Masco Corp.                                5,066
          56 Owens Corning                              5,482
         362 PGT Innovations, Inc. (a)                  8,409
         404 Resideo Technologies, Inc. (a)            12,120
         112 Trex Co., Inc. (a)                        11,448
          90 UFP Industries, Inc.                       6,691
                                               --------------
                                                      230,074
                                               --------------
             CAPITAL MARKETS -- 3.6%
         104 Affiliated Managers Group, Inc.           16,038
          92 Ares Management Corp., Class A             5,850
         210 B. Riley Financial, Inc.                  15,855
       1,450 Bank of New York Mellon (The)
                Corp.                                  74,284
         948 BGC Partners, Inc., Class A                5,375
          23 BlackRock, Inc.                           20,124
         112 Brightsphere Investment Group,
                Inc.                                    2,624
         140 Carlyle Group (The), Inc.                  6,507
         208 Cboe Global Markets, Inc.                 24,763
         325 Cowen, Inc., Class A                      13,341
         411 Donnelley Financial Solutions,
                Inc. (a)                               13,563
          69 Evercore, Inc., Class A                    9,713
         365 Federated Hermes, Inc.                    12,377
         869 Franklin Resources, Inc.                  27,799
         210 Goldman Sachs Group (The), Inc.           79,701

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CAPITAL MARKETS (CONTINUED)
         469 Golub Capital BDC, Inc.           $        7,232
       1,019 Invesco Ltd.                              27,238
         854 Jefferies Financial Group, Inc.           29,207
         351 KKR & Co., Inc.                           20,793
         473 Lazard Ltd., Class A                      21,403
         181 LPL Financial Holdings, Inc.              24,431
          43 Moelis & Co., Class A                      2,446
         883 Morgan Stanley                            80,962
          46 Morningstar, Inc.                         11,827
         116 Nasdaq, Inc.                              20,393
          63 Piper Sandler Cos.                         8,162
         126 Raymond James Financial, Inc.             16,368
         209 Sculptor Capital Management, Inc.          5,139
         338 SEI Investments Co.                       20,946
         816 State Street Corp.                        67,141
         321 Stifel Financial Corp.                    20,820
         140 StoneX Group, Inc. (a)                     8,494
         200 T. Rowe Price Group, Inc.                 39,594
          69 Tradeweb Markets, Inc., Class A            5,835
          89 Victory Capital Holdings, Inc.,
                Class A                                 2,874
         147 Virtu Financial, Inc., Class A             4,062
          19 Virtus Investment Partners, Inc.           5,278
         731 WisdomTree Investments, Inc.               4,532
                                               --------------
                                                      783,091
                                               --------------
             CHEMICALS -- 1.7%
         359 Amyris, Inc. (a)                           5,877
          58 Ashland Global Holdings, Inc.              5,075
          97 Avient Corp.                               4,769
         174 Axalta Coating Systems Ltd. (a)            5,305
         172 Celanese Corp.                            26,075
         453 CF Industries Holdings, Inc.              23,307
          39 Chase Corp.                                4,002
         164 Chemours (The) Co.                         5,707
         735 Corteva, Inc.                             32,597
         268 Dow, Inc.                                 16,959
         187 Eastman Chemical Co.                      21,832
         125 Element Solutions, Inc.                    2,922
         136 Ferro Corp. (a)                            2,934
         373 GCP Applied Technologies,
                Inc. (a)                                8,676
          73 H.B. Fuller Co.                            4,644
         535 Huntsman Corp.                            14,188
          22 Innospec, Inc.                             1,993
          37 International Flavors &
                Fragrances, Inc.                        5,528
         448 Kronos Worldwide, Inc.                     6,415
         329 LyondellBasell Industries N.V.,
                Class A                                33,844
         121 Minerals Technologies, Inc.                9,519
         813 Mosaic (The) Co.                          25,943
          18 NewMarket Corp.                            5,796
         301 Olin Corp.                                13,924
         116 Orion Engineered Carbons S.A. (a)          2,203
          42 Quaker Chemical Corp.                      9,962
         112 RPM International, Inc.                    9,932
         105 Scotts Miracle-Gro (The) Co.              20,152

Page 16                 See Notes to Financial Statements


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CHEMICALS (CONTINUED)
          54 Stepan Co.                        $        6,495
          88 Valvoline, Inc.                            2,856
         232 Westlake Chemical Corp.                   20,901
                                               --------------
                                                      360,332
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.7%
          45 ABM Industries, Inc.                       1,996
       1,828 ADT, Inc.                                 19,724
          86 Brady Corp., Class A                       4,819
         135 BrightView Holdings, Inc. (a)              2,176
          58 Brink's (The) Co.                          4,457
          54 Clean Harbors, Inc. (a)                    5,030
       1,263 CoreCivic, Inc. (a)                       13,224
          54 Deluxe Corp.                               2,580
         133 Harsco Corp. (a)                           2,716
         163 Healthcare Services Group, Inc.            5,146
         116 HNI Corp.                                  5,100
         457 KAR Auction Services, Inc. (a)             8,020
       1,387 Pitney Bowes, Inc.                        12,164
         345 Republic Services, Inc.                   37,953
         159 Steelcase, Inc., Class A                   2,402
          76 Stericycle, Inc. (a)                       5,438
         114 Tetra Tech, Inc.                          13,913
          55 US Ecology, Inc. (a)                       2,064
                                               --------------
                                                      148,922
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 1.2%
         264 Calix, Inc. (a)                           12,540
         245 Cambium Networks Corp. (a)                11,846
         376 Ciena Corp. (a)                           21,391
         994 Cisco Systems, Inc.                       52,682
         446 CommScope Holding Co., Inc. (a)            9,504
         476 EchoStar Corp., Class A (a)               11,562
       1,045 Extreme Networks, Inc. (a)                11,662
          74 F5 Networks, Inc. (a)                     13,813
         812 Juniper Networks, Inc.                    22,208
          56 NETGEAR, Inc. (a)                          2,146
         243 NetScout Systems, Inc. (a)                 6,935
         294 Plantronics, Inc. (a)                     12,269
       1,392 Ribbon Communications, Inc. (a)           10,593
         172 Ubiquiti, Inc.                            53,697
         143 Viasat, Inc. (a)                           7,127
                                               --------------
                                                      259,975
                                               --------------
             CONSTRUCTION & ENGINEERING
                -- 0.9%
          80 AECOM (a)                                  5,066
          47 Ameresco, Inc., Class A (a)                2,948
         221 API Group Corp. (a) (b) (d)                4,617
         140 Arcosa, Inc.                               8,224
         122 Comfort Systems USA, Inc.                  9,612
          76 Construction Partners, Inc.,
                Class A (a)                             2,386
          98 Dycom Industries, Inc. (a)                 7,304
          92 EMCOR Group, Inc.                         11,334

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CONSTRUCTION & ENGINEERING
                (CONTINUED)
         627 Great Lakes Dredge & Dock
                Corp. (a)                      $        9,160
         181 IES Holdings, Inc. (a)                     9,296
         274 MasTec, Inc. (a)                          29,071
         159 MYR Group, Inc. (a)                       14,456
          95 NV5 Global, Inc. (a)                       8,978
         276 Primoris Services Corp.                    8,123
         292 Quanta Services, Inc.                     26,446
         603 Tutor Perini Corp. (a)                     8,352
          38 Valmont Industries, Inc.                   8,970
         556 WillScot Mobile Mini Holdings
                Corp. (a)                              15,496
                                               --------------
                                                      189,839
                                               --------------
             CONSTRUCTION MATERIALS -- 0.5%
         191 Eagle Materials, Inc.                     27,143
         102 Martin Marietta Materials, Inc.           35,885
         326 Summit Materials, Inc.,
                Class A (a)                            11,361
          62 US Concrete, Inc. (a)                      4,575
         102 Vulcan Materials Co.                      17,755
                                               --------------
                                                       96,719
                                               --------------
             CONSUMER FINANCE -- 1.5%
         569 Ally Financial, Inc.                      28,359
         539 Capital One Financial Corp.               83,378
          57 Credit Acceptance Corp. (a)               25,884
         284 Encore Capital Group, Inc. (a)            13,459
         322 Enova International, Inc. (a)             11,016
         104 FirstCash, Inc.                            7,950
          50 Green Dot Corp., Class A (a)               2,342
         639 Navient Corp.                             12,352
         479 OneMain Holdings, Inc.                    28,697
         308 PRA Group, Inc. (a)                       11,849
         950 Santander Consumer USA
                Holdings, Inc.                         34,504
       1,145 SLM Corp.                                 23,976
         843 Synchrony Financial                       40,902
                                               --------------
                                                      324,668
                                               --------------
             CONTAINERS & PACKAGING -- 0.9%
          73 AptarGroup, Inc.                          10,281
          84 Avery Dennison Corp.                      17,660
         335 Berry Global Group, Inc. (a)              21,849
         106 Crown Holdings, Inc.                      10,834
         252 Graphic Packaging Holding Co.              4,571
         120 Greif, Inc., Class A                       7,266
         634 International Paper Co.                   38,871
         155 O-I Glass, Inc. (a)                        2,531
         153 Packaging Corp. of America                20,719
         570 Ranpak Holdings Corp. (a)                 14,267
         224 Sealed Air Corp.                          13,272
         163 Silgan Holdings, Inc.                      6,765
         244 Sonoco Products Co.                       16,324
         296 WestRock Co.                              15,753
                                               --------------
                                                      200,963
                                               --------------

                        See Notes to Financial Statements                Page 17


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             DISTRIBUTORS -- 0.3%
         118 Core-Mark Holding Co., Inc.       $        5,311
         581 Funko, Inc., Class A (a)                  12,363
          44 Genuine Parts Co.                          5,565
         486 LKQ Corp. (a)                             23,921
          15 Pool Corp.                                 6,880
                                               --------------
                                                       54,040
                                               --------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.4%
         289 Adtalem Global Education,
                Inc. (a)                               10,300
         120 Chegg, Inc. (a)                            9,973
         191 Frontdoor, Inc. (a)                        9,516
          20 Graham Holdings Co., Class B              12,678
          64 Grand Canyon Education, Inc. (a)           5,758
         302 Service Corp. International               16,184
         124 Strategic Education, Inc.                  9,431
         228 Stride, Inc. (a)                           7,326
         216 Terminix Global Holdings,
                Inc. (a)                               10,305
                                               --------------
                                                       91,471
                                               --------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 0.6%
         335 Berkshire Hathaway, Inc.,
                Class B (a)                            93,103
         288 Cannae Holdings, Inc. (a)                  9,766
         631 Equitable Holdings, Inc.                  19,214
         162 Voya Financial, Inc.                       9,963
                                               --------------
                                                      132,046
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.8%
       1,699 AT&T, Inc.                                48,897
       5,078 Globalstar, Inc. (a)                       9,039
         249 Iridium Communications, Inc. (a)           9,958
         352 Liberty Latin America Ltd.,
                Class C (a)                             4,963
       1,541 Lumen Technologies, Inc.                  20,942
       1,474 Verizon Communications, Inc.              82,588
                                               --------------
                                                      176,387
                                               --------------
             ELECTRIC UTILITIES -- 4.2%
         170 ALLETE, Inc.                              11,897
         380 Alliant Energy Corp.                      21,189
         809 American Electric Power Co., Inc.         68,433
         516 Avangrid, Inc.                            26,538
         533 Duke Energy Corp.                         52,618
       1,170 Edison International                      67,649
         862 Entergy Corp.                             85,941
         432 Evergy, Inc.                              26,106
         594 Eversource Energy                         47,663
       1,959 Exelon Corp.                              86,803
       1,976 FirstEnergy Corp.                         73,527
         154 Hawaiian Electric Industries,
                Inc.                                    6,511
          91 IDACORP, Inc.                              8,873
          64 MGE Energy, Inc.                           4,764
         409 NRG Energy, Inc.                          16,483
         159 OGE Energy Corp.                           5,350

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             ELECTRIC UTILITIES (CONTINUED)
         198 Otter Tail Corp.                  $        9,664
       4,391 PG&E Corp. (a)                            44,656
         316 Pinnacle West Capital Corp.               25,903
         193 Portland General Electric Co.              8,893
       2,972 PPL Corp.                                 83,127
       1,103 Southern (The) Co.                        66,743
         773 Xcel Energy, Inc.                         50,925
                                               --------------
                                                      900,256
                                               --------------
             ELECTRICAL EQUIPMENT -- 0.8%
          42 Acuity Brands, Inc.                        7,855
         159 Atkore, Inc. (a)                          11,289
          45 AZZ, Inc.                                  2,330
         380 Bloom Energy Corp., Class A (a)           10,211
         380 Emerson Electric Co.                      36,571
         170 Encore Wire Corp.                         12,884
          25 EnerSys                                    2,443
       1,070 FuelCell Energy, Inc. (a)                  9,523
          79 Generac Holdings, Inc. (a)                32,797
          55 Hubbell, Inc.                             10,276
         478 Plug Power, Inc. (a)                      16,343
         144 Regal Beloit Corp.                        19,226
         162 TPI Composites, Inc. (a)                   7,844
                                               --------------
                                                      179,592
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.9%
          63 Advanced Energy Industries, Inc.           7,101
         232 Arrow Electronics, Inc. (a)               26,408
         165 Avnet, Inc.                                6,613
         148 Benchmark Electronics, Inc.                4,212
          62 Cognex Corp.                               5,211
       1,182 Corning, Inc.                             48,344
          69 ePlus, Inc. (a)                            5,982
         301 II-VI, Inc. (a)                           21,849
          72 Insight Enterprises, Inc. (a)              7,201
         394 Jabil, Inc.                               22,899
         120 Keysight Technologies, Inc. (a)           18,529
         109 Knowles Corp. (a)                          2,152
          39 Littelfuse, Inc.                           9,937
         272 Methode Electronics, Inc.                 13,385
         370 MicroVision, Inc. (a)                      6,197
          71 nLight, Inc. (a)                           2,576
         148 PC Connection, Inc.                        6,848
          75 Plexus Corp. (a)                           6,856
          12 Rogers Corp. (a)                           2,410
         221 Sanmina Corp. (a)                          8,610
          80 SYNNEX Corp.                               9,741
         661 Trimble, Inc. (a)                         54,090
         158 TTM Technologies, Inc. (a)                 2,259
         380 Vishay Intertechnology, Inc.               8,569
         510 Vontier Corp.                             16,616
         141 Zebra Technologies Corp.,
                Class A (a)                            74,658
                                               --------------
                                                      399,253
                                               --------------

Page 18                 See Notes to Financial Statements


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ENERGY EQUIPMENT & SERVICES
                -- 0.1%
         482 Archrock, Inc.                    $        4,295
         375 NOV, Inc. (a)                              5,745
         214 ProPetro Holding Corp. (a)                 1,960
       2,575 Transocean Ltd. (a) (c)                   11,639
                                               --------------
                                                       23,639
                                               --------------
             ENTERTAINMENT -- 0.4%
         671 AMC Entertainment Holdings,
                Inc., Class A (a) (c)                  38,032
         105 Roku, Inc. (a)                            48,221
         504 Zynga, Inc., Class A (a)                   5,358
                                               --------------
                                                       91,611
                                               --------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 4.2%
         361 Acadia Realty Trust                        7,928
         272 Alexander & Baldwin, Inc.                  4,983
         141 American Assets Trust, Inc.                5,258
         357 American Campus Communities,
                Inc.                                   16,679
         931 American Finance Trust, Inc.               7,895
       1,117 Apartment Investment and
                Management Co., Class A                 7,495
         364 Armada Hoffler Properties, Inc.            4,838
         279 AvalonBay Communities, Inc.               58,225
         203 Boston Properties, Inc.                   23,262
         885 Brandywine Realty Trust                   12,133
         763 Brixmor Property Group, Inc.              17,465
          94 Camden Property Trust                     12,471
          67 Centerspace                                5,286
         134 Columbia Property Trust, Inc.              2,330
         582 Cousins Properties, Inc.                  21,406
         136 CubeSmart                                  6,300
       1,912 Diversified Healthcare Trust               7,992
         328 Douglas Emmett, Inc.                      11,027
         245 Duke Realty Corp.                         11,601
         411 Empire State Realty Trust, Inc.,
                Class A                                 4,932
         411 Equity Commonwealth                       10,768
         718 Equity Residential                        55,286
         126 Essex Property Trust, Inc.                37,801
         101 Federal Realty Investment Trust           11,834
         485 Gaming and Leisure Properties,
                Inc.                                   22,470
       1,472 GEO Group (The), Inc. (c)                 10,481
         506 Global Net Lease, Inc.                     9,361
         373 Healthcare Trust of America, Inc.,
                Class A                                 9,959
       1,080 Healthpeak Properties, Inc.               35,953
         106 Highwoods Properties, Inc.                 4,788
         305 Host Hotels & Resorts, Inc. (a)            5,213
         168 Hudson Pacific Properties, Inc.            4,674
         150 Independence Realty Trust, Inc.            2,735
         278 Iron Mountain, Inc.                       11,765
         313 Kilroy Realty Corp.                       21,797

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS (CONTINUED)
       1,371 Kimco Realty Corp.                $       28,585
         237 Kite Realty Group Trust                    5,216
         110 Lamar Advertising Co., Class A            11,486
       1,028 Lexington Realty Trust                    12,285
         219 LTC Properties, Inc.                       8,407
         781 Macerich (The) Co.                        14,253
         148 Mack-Cali Realty Corp.                     2,538
         242 Medical Properties Trust, Inc.             4,864
          71 Mid-America Apartment
                Communities, Inc.                      11,958
         126 National Health Investors, Inc.            8,448
         350 National Retail Properties, Inc.          16,408
         415 Office Properties Income Trust            12,164
         421 Omega Healthcare Investors, Inc.          15,278
         902 Paramount Group, Inc.                      9,083
         270 Realty Income Corp.                       18,020
         181 Regency Centers Corp.                     11,597
         288 Retail Opportunity Investments
                Corp.                                   5,086
         436 Retail Properties of America,
                Inc.,  Class A                          4,992
         401 RPT Realty                                 5,205
         658 Sabra Health Care REIT, Inc.              11,976
          57 Saul Centers, Inc.                         2,591
         578 Service Properties Trust                   7,283
         337 SITE Centers Corp.                         5,075
         367 SL Green Realty Corp.                     29,360
          54 Spirit Realty Capital, Inc.                2,583
         117 UDR, Inc.                                  5,731
         553 Urban Edge Properties                     10,562
         643 Ventas, Inc.                              36,715
         533 VEREIT, Inc.                              24,481
         364 VICI Properties, Inc.                     11,291
         113 Vornado Realty Trust                       5,274
         103 Washington Real Estate Investment
                Trust                                   2,369
         255 Weingarten Realty Investors                8,178
         481 Weyerhaeuser Co.                          16,556
         291 WP Carey, Inc.                            21,714
                                               --------------
                                                      912,003
                                               --------------
             FOOD & STAPLES RETAILING -- 1.2%
         809 Albertsons Cos., Inc., Class A (c)        15,905
         417 Andersons (The), Inc.                     12,731
         458 BJ's Wholesale Club Holdings,
                Inc. (a)                               21,792
          95 Casey's General Stores, Inc.              18,491
         185 Ingles Markets, Inc., Class A             10,780
       2,381 Kroger (The) Co.                          91,216
          89 Performance Food Group Co. (a)             4,316
          24 PriceSmart, Inc.                           2,184
         343 Sprouts Farmers Market, Inc. (a)           8,523
         347 United Natural Foods, Inc. (a)            12,832
         135 US Foods Holding Corp. (a)                 5,179
         252 Walmart, Inc.                             35,537
         202 Weis Markets, Inc.                        10,435
                                               --------------
                                                      249,921
                                               --------------

                        See Notes to Financial Statements                Page 19


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             FOOD PRODUCTS -- 3.2%
       1,203 Archer-Daniels-Midland Co.        $       72,902
         294 B&G Foods, Inc. (c)                        9,643
          40 Beyond Meat, Inc. (a)                      6,300
         324 Bunge Ltd.                                25,321
         178 Cal-Maine Foods, Inc.                      6,445
         307 Campbell Soup Co.                         13,996
       1,823 Conagra Brands, Inc.                      66,321
         349 Darling Ingredients, Inc. (a)             23,557
         648 Flowers Foods, Inc.                       15,682
         399 Fresh Del Monte Produce, Inc.             13,119
          97 Freshpet, Inc. (a)                        15,807
       1,118 General Mills, Inc.                       68,120
         108 Hershey (The) Co.                         18,811
         717 Hormel Foods Corp.                        34,237
         637 Hostess Brands, Inc. (a)                  10,313
         286 Ingredion, Inc.                           25,883
         203 J.M. Smucker (The) Co.                    26,303
         101 John B Sanfilippo & Son, Inc.              8,945
         542 Kellogg Co.                               34,867
         879 Mondelez International, Inc.,
                Class A                                54,885
         865 Pilgrim's Pride Corp. (a)                 19,186
          97 Post Holdings, Inc. (a)                   10,521
          44 Sanderson Farms, Inc.                      8,271
           3 Seaboard Corp.                            11,606
          69 Tootsie Roll Industries, Inc.              2,340
          87 TreeHouse Foods, Inc. (a)                  3,873
       1,153 Tyson Foods, Inc., Class A                85,045
                                               --------------
                                                      692,299
                                               --------------
             GAS UTILITIES -- 0.5%
         260 Atmos Energy Corp.                        24,989
          39 Chesapeake Utilities Corp.                 4,693
         172 New Jersey Resources Corp.                 6,806
         169 Northwest Natural Holding Co.              8,876
         119 ONE Gas, Inc.                              8,820
         506 South Jersey Industries, Inc.             13,121
         166 Southwest Gas Holdings, Inc.              10,987
          93 Spire, Inc.                                6,721
         627 UGI Corp.                                 29,036
                                               --------------
                                                      114,049
                                               --------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.3%
          32 Align Technology, Inc. (a)                19,552
         289 Alphatec Holdings, Inc. (a)                4,427
          38 Axonics, Inc. (a)                          2,409
         223 Cooper (The) Cos., Inc.                   88,368
          44 CryoPort, Inc. (a)                         2,776
          81 DENTSPLY SIRONA, Inc.                      5,124
         252 Envista Holdings Corp. (a)                10,889
          41 Heska Corp. (a)                            9,419
         140 Hill-Rom Holdings, Inc.                   15,903
         461 Hologic, Inc. (a)                         30,758
          11 ICU Medical, Inc. (a)                      2,264
          50 Integer Holdings Corp. (a)                 4,710

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                (CONTINUED)
          74 Integra LifeSciences Holdings
                Corp. (a)                      $        5,050
          47 LeMaitre Vascular, Inc.                    2,868
         348 Meridian Bioscience, Inc. (a)              7,719
          38 Penumbra, Inc. (a)                        10,414
       1,731 Senseonics Holdings, Inc. (a) (c)          6,647
          53 Shockwave Medical, Inc. (a)               10,056
         195 STAAR Surgical Co. (a)                    29,737
         165 TransMedics Group, Inc. (a)                5,475
                                               --------------
                                                      274,565
                                               --------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 4.2%
         263 1Life Healthcare, Inc. (a)                 8,695
         270 Acadia Healthcare Co., Inc. (a)           16,943
         124 AdaptHealth Corp. (a)                      3,399
          31 AMN Healthcare Services, Inc. (a)          3,006
         143 Anthem, Inc.                              54,597
         253 Apollo Medical Holdings, Inc. (a)         15,891
       1,889 Brookdale Senior Living, Inc. (a)         14,923
         564 Cardinal Health, Inc.                     32,199
       1,073 Centene Corp. (a)                         78,254
         355 Cigna Corp.                               84,160
         169 Community Health Systems,
                Inc. (a)                                2,609
          76 Covetrus, Inc. (a)                         2,052
       1,139 CVS Health Corp.                          95,038
         143 DaVita, Inc. (a)                          17,222
         188 Encompass Health Corp.                    14,670
          73 Ensign Group (The), Inc.                   6,327
         118 Fulgent Genetics, Inc. (a)                10,883
         101 Guardant Health, Inc. (a)                 12,543
          76 HealthEquity, Inc. (a)                     6,116
         297 Henry Schein, Inc. (a)                    22,034
         164 Humana, Inc.                              72,606
         336 Laboratory Corp. of America
                Holdings (a)                           92,686
          15 ModivCare, Inc. (a)                        2,551
          66 Molina Healthcare, Inc. (a)               16,702
         117 National HealthCare Corp.                  8,178
         386 Option Care Health, Inc. (a)               8,442
          51 Progyny, Inc. (a)                          3,009
         668 Quest Diagnostics, Inc.                   88,156
         417 R1 RCM, Inc. (a)                           9,274
         105 RadNet, Inc. (a)                           3,537
         134 Select Medical Holdings Corp.              5,663
         258 Surgery Partners, Inc. (a)                17,188
         494 Tenet Healthcare Corp. (a)                33,093
         205 Tivity Health, Inc. (a)                    5,394
          46 UnitedHealth Group, Inc.                  18,420
         193 Universal Health Services, Inc.,
                Class B                                28,261
                                               --------------
                                                      914,721
                                               --------------

Page 20                 See Notes to Financial Statements


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE TECHNOLOGY -- 0.6%
         457 Allscripts Healthcare Solutions,
                Inc. (a)                       $        8,459
         954 Cerner Corp.                              74,565
         566 Evolent Health, Inc., Class A (a)         11,954
          99 Inspire Medical Systems, Inc. (a)         19,133
         126 NextGen Healthcare, Inc. (a)               2,090
          79 Omnicell, Inc. (a)                        11,964
          67 Schrodinger, Inc. (a)                      5,066
                                               --------------
                                                      133,231
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 0.6%
         106 Bally's Corp. (a)                          5,736
         349 Boyd Gaming Corp. (a)                     21,460
         161 Brinker International, Inc. (a)            9,958
         176 Caesars Entertainment, Inc. (a)           18,260
          45 Churchill Downs, Inc.                      8,922
         143 Dave & Buster's Entertainment,
                Inc. (a)                                5,806
          76 Dine Brands Global, Inc. (a)               6,783
          62 Jack in the Box, Inc.                      6,909
         135 MGM Resorts International                  5,758
         327 Penn National Gaming, Inc. (a)            25,012
         313 Playa Hotels & Resorts N.V. (a)            2,325
         140 Red Rock Resorts, Inc.,
                Class A (a)                             5,950
          20 Shake Shack, Inc., Class A (a)             2,140
          49 Six Flags Entertainment Corp. (a)          2,121
          54 Texas Roadhouse, Inc.                      5,195
          18 Vail Resorts, Inc. (a)                     5,697
                                               --------------
                                                      138,032
                                               --------------
             HOUSEHOLD DURABLES -- 2.8%
          10 Cavco Industries, Inc. (a)                 2,222
         189 Century Communities, Inc.                 12,576
         962 D.R. Horton, Inc.                         86,936
         260 Garmin Ltd.                               37,606
         785 GoPro, Inc., Class A (a)                   9,145
         202 Green Brick Partners, Inc. (a)             4,594
          24 Helen of Troy Ltd. (a)                     5,475
          21 Installed Building Products, Inc.          2,570
          94 iRobot Corp. (a)                           8,779
         246 KB Home                                   10,017
         108 La-Z-Boy, Inc.                             4,000
         338 Leggett & Platt, Inc.                     17,512
         847 Lennar Corp., Class A                     84,149
          61 LGI Homes, Inc. (a)                        9,878
         192 M.D.C. Holdings, Inc.                      9,715
         193 M/I Homes, Inc. (a)                       11,323
         124 Meritage Homes Corp. (a)                  11,666
         134 Mohawk Industries, Inc. (a)               25,753
          15 NVR, Inc. (a)                             74,600
         490 PulteGroup, Inc.                          26,739
         202 Skyline Champion Corp. (a)                10,767
         305 Sonos, Inc. (a)                           10,745
         297 Taylor Morrison Home Corp. (a)             7,847
         703 Tempur Sealy International, Inc.          27,551

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             HOUSEHOLD DURABLES (CONTINUED)
         453 Toll Brothers, Inc.               $       26,188
          74 TopBuild Corp. (a)                        14,636
         561 Tri Pointe Homes, Inc. (a)                12,022
          87 Tupperware Brands Corp. (a)                2,066
         449 Vuzix Corp. (a)                            8,239
          93 Whirlpool Corp.                           20,276
                                               --------------
                                                      595,592
                                               --------------
             HOUSEHOLD PRODUCTS -- 0.5%
         132 Central Garden & Pet Co.,
                Class A (a)                             6,376
         196 Church & Dwight Co., Inc.                 16,703
         123 Kimberly-Clark Corp.                      16,455
         253 Procter & Gamble (The) Co.                34,137
         691 Reynolds Consumer Products, Inc.          20,972
          81 Spectrum Brands Holdings, Inc.             6,888
                                               --------------
                                                      101,531
                                               --------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.4%
       1,918 AES (The) Corp.                           50,002
         196 Ormat Technologies, Inc.                  13,628
       1,454 Vistra Corp.                              26,972
                                               --------------
                                                       90,602
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 0.4%
         178 3M Co.                                    35,356
         125 Carlisle Cos., Inc.                       23,923
       2,611 General Electric Co.                      35,144
                                               --------------
                                                       94,423
                                               --------------
             INSURANCE -- 5.3%
       1,674 Aflac, Inc.                               89,827
          16 Alleghany Corp. (a)                       10,673
         746 Allstate (The) Corp.                      97,308
         362 American Equity Investment Life
                Holding Co.                            11,700
         200 American Financial Group, Inc.            24,944
         106 American National Group, Inc.             15,746
         107 AMERISAFE, Inc.                            6,387
         670 Arch Capital Group Ltd. (a)               26,090
         137 Arthur J. Gallagher & Co.                 19,191
         145 Assurant, Inc.                            22,646
         270 Assured Guaranty Ltd.                     12,820
          46 Axis Capital Holdings Ltd.                 2,254
         217 Chubb Ltd.                                34,490
         249 Cincinnati Financial Corp.                29,038
         461 CNA Financial Corp.                       20,971
         470 CNO Financial Group, Inc.                 11,101
         265 Employers Holdings, Inc.                  11,342
          46 Enstar Group Ltd. (a)                     10,990
          83 Everest Re Group Ltd.                     20,917
         632 Fidelity National Financial, Inc.         27,467
         454 First American Financial Corp.            28,307
         213 Globe Life, Inc.                          20,288
          71 Hanover Insurance Group (The),
                Inc.                                    9,630
       1,026 Hartford Financial Services Group
                (The), Inc.                            63,581

                        See Notes to Financial Statements                Page 21


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
         212 Horace Mann Educators Corp.       $        7,933
         323 Kemper Corp.                              23,870
         248 Lincoln National Corp.                    15,584
         100 Loews Corp.                                5,465
          18 Markel Corp. (a)                          21,361
         188 Mercury General Corp.                     12,211
       1,128 MetLife, Inc.                             67,511
       1,177 Old Republic International Corp.          29,319
         104 Primerica, Inc.                           15,927
         343 Principal Financial Group, Inc.           21,674
         896 Progressive (The) Corp.                   87,996
         122 Reinsurance Group of America,
                Inc.                                   13,908
         160 RenaissanceRe Holdings Ltd.               23,811
         136 Safety Insurance Group, Inc.              10,646
          95 Selective Insurance Group, Inc.            7,709
       1,124 SiriusPoint Ltd. (a)                      11,319
         220 Stewart Information Services Corp.        12,472
         456 Travelers (The) Cos., Inc.                68,268
         924 Unum Group                                26,242
         205 W.R. Berkley Corp.                        15,258
          10 White Mountains Insurance Group
                Ltd.                                   11,480
                                               --------------
                                                    1,137,672
                                               --------------
             INTERACTIVE MEDIA & SERVICES
                -- 1.2%
          25 Alphabet, Inc., Class A (a)               61,045
         697 fuboTV, Inc. (a) (c)                      22,381
         926 Pinterest, Inc., Class A (a)              73,108
         983 Snap, Inc., Class A (a)                   66,981
         539 Twitter, Inc. (a)                         37,088
                                               --------------
                                                      260,603
                                               --------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 1.7%
          83 1-800-Flowers.com, Inc.,
                Class A (a)                             2,645
         182 Chewy, Inc., Class A (a)                  14,507
       1,399 eBay, Inc.                                98,224
         340 Etsy, Inc. (a)                            69,985
         138 Overstock.com, Inc. (a)                   12,724
         559 Quotient Technology, Inc. (a)              6,043
       2,186 Qurate Retail, Inc., Series A             28,615
         101 RealReal (The), Inc. (a)                   1,996
         203 Revolve Group, Inc. (a)                   13,987
          51 Shutterstock, Inc.                         5,007
         311 Stitch Fix, Inc., Class A (a)             18,753
         272 Wayfair, Inc., Class A (a)                85,873
                                               --------------
                                                      358,359
                                               --------------
             IT SERVICES -- 1.6%
          20 Alliance Data Systems Corp.                2,084
         439 Cognizant Technology Solutions
                Corp., Class A                         30,405
       1,373 Conduent, Inc. (a)                        10,297
         102 CSG Systems International, Inc.            4,812

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             IT SERVICES (CONTINUED)
         164 DXC Technology Co. (a)            $        6,386
          86 EPAM Systems, Inc. (a)                    43,943
          37 Euronet Worldwide, Inc. (a)                5,008
          76 Fastly, Inc., Class A (a)                  4,530
         144 Fiserv, Inc. (a)                          15,392
          56 Gartner, Inc. (a)                         13,563
         360 Genpact Ltd.                              16,355
         129 International Business Machines
                Corp.                                  18,910
         143 Marathon Digital Holdings,
                Inc. (a) (c)                            4,486
         231 MAXIMUS, Inc.                             20,321
          71 PayPal Holdings, Inc. (a)                 20,695
          78 Perficient, Inc. (a)                       6,273
         226 Square, Inc., Class A (a)                 55,099
         156 Sykes Enterprises, Inc. (a)                8,377
         114 TTEC Holdings, Inc.                       11,752
          50 Twilio, Inc., Class A (a)                 19,708
         270 Unisys Corp. (a)                           6,834
         417 Western Union (The) Co.                    9,578
          25 WEX, Inc. (a)                              4,848
                                               --------------
                                                      339,656
                                               --------------
             LEISURE PRODUCTS -- 0.5%
         270 Brunswick Corp.                           26,897
         107 Hasbro, Inc.                              10,114
          64 Johnson Outdoors, Inc., Class A            7,744
          57 Malibu Boats, Inc., Class A (a)            4,180
       1,033 Mattel, Inc. (a)                          20,763
          39 Polaris, Inc.                              5,341
         356 Vista Outdoor, Inc. (a)                   16,476
         285 YETI Holdings, Inc. (a)                   26,169
                                               --------------
                                                      117,684
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.0%
          85 10X Genomics, Inc., Class A (a)           16,645
         135 Agilent Technologies, Inc.                19,954
       1,185 Avantor, Inc. (a)                         42,079
         566 Bionano Genomics, Inc. (a) (c)             4,149
          40 Bio-Techne Corp.                          18,010
         240 Bruker Corp.                              18,235
          53 Charles River Laboratories
                International, Inc. (a)                19,606
          94 Medpace Holdings, Inc. (a)                16,603
         463 Pacific Biosciences of California,
                Inc. (a)                               16,191
         272 PPD, Inc. (a)                             12,537
         117 Quanterix Corp. (a)                        6,863
          53 Repligen Corp. (a)                        10,580
         203 Syneos Health, Inc. (a)                   18,167
                                               --------------
                                                      219,619
                                               --------------
             MACHINERY -- 3.6%
         184 AGCO Corp.                                23,990
          29 Alamo Group, Inc.                          4,428
         504 Allison Transmission Holdings,
                Inc.                                   20,029

Page 22                 See Notes to Financial Statements


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
          41 Altra Industrial Motion Corp.     $        2,666
          30 Astec Industries, Inc.                     1,888
          92 Barnes Group, Inc.                         4,715
         222 Caterpillar, Inc.                         48,314
          48 Chart Industries, Inc. (a)                 7,023
          52 Colfax Corp. (a)                           2,382
          87 Columbus McKinnon Corp.                    4,197
          24 Crane Co.                                  2,217
         198 Cummins, Inc.                             48,274
         229 Deere & Co.                               80,771
         177 Donaldson Co., Inc.                       11,245
         125 Dover Corp.                               18,825
         498 Energy Recovery, Inc. (a)                 11,344
         119 Federal Signal Corp.                       4,787
         265 Flowserve Corp.                           10,685
       1,213 Fortive Corp.                             84,595
         194 Greenbrier (The) Cos., Inc.                8,454
          63 Helios Technologies, Inc.                  4,917
          26 Hyster-Yale Materials Handling,
                Inc.                                    1,897
         348 Ingersoll Rand, Inc. (a)                  16,986
          57 ITT, Inc.                                  5,221
          25 Kadant, Inc.                               4,402
         114 Kennametal, Inc.                           4,095
          84 Lincoln Electric Holdings, Inc.           11,064
          27 Lindsay Corp.                              4,463
         311 Meritor, Inc. (a)                          7,284
          31 Middleby (The) Corp. (a)                   5,371
         221 Mueller Industries, Inc.                   9,571
         329 Mueller Water Products, Inc.,
                Class A                                 4,744
         130 Oshkosh Corp.                             16,203
         553 PACCAR, Inc.                              49,355
         272 Parker-Hannifin Corp.                     83,534
         218 Rexnord Corp.                             10,909
         184 Shyft Group (The), Inc.                    6,883
          89 Snap-on, Inc.                             19,885
          39 SPX Corp. (a)                              2,382
          72 Standex International Corp.                6,834
         172 Stanley Black & Decker, Inc.              35,258
          29 Tennant Co.                                2,316
         190 Timken (The) Co.                          15,312
         100 Toro (The) Co.                            10,988
         260 Westinghouse Air Brake
                Technologies Corp.                     21,398
         128 Woodward, Inc.                            15,729
                                               --------------
                                                      777,830
                                               --------------
             MARINE -- 0.0%
         103 Matson, Inc.                               6,592
                                               --------------
             MEDIA -- 2.4%
         316 Altice USA, Inc., Class A (a)             10,788
         172 AMC Networks, Inc., Class A (a)           11,490
          28 Charter Communications, Inc.,
                Class A (a)                            20,201
       1,267 Comcast Corp., Class A                    72,244

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MEDIA (CONTINUED)
       1,972 Discovery, Inc., Class A (a) (c)  $       60,501
         710 DISH Network Corp., Class A (a)           29,678
         593 E.W. Scripps (The) Co., Class A           12,091
       1,424 Fox Corp., Class A                        52,873
         621 Gray Television, Inc.                     14,532
         352 Interpublic Group of (The) Cos.,
                Inc.                                   11,437
         110 Magnite, Inc. (a)                          3,722
         384 Meredith Corp. (a)                        16,681
         102 New York Times (The) Co.,
                Class A                                 4,442
       1,011 News Corp., Class A                       26,054
         183 Nexstar Media Group, Inc.,
                Class A                                27,062
         139 Omnicom Group, Inc.                       11,119
         152 Scholastic Corp.                           5,759
         156 Sinclair Broadcast Group, Inc.,
                Class A                                 5,182
          66 TechTarget, Inc. (a)                       5,114
         607 TEGNA, Inc.                               11,387
       1,900 ViacomCBS, Inc., Class B                  85,880
         841 WideOpenWest, Inc. (a)                    17,417
                                               --------------
                                                      515,654
                                               --------------
             METALS & MINING -- 1.6%
          70 Alcoa Corp. (a)                            2,579
          90 Arconic Corp. (a)                          3,206
         647 Century Aluminum Co. (a)                   8,340
       1,278 Cleveland-Cliffs, Inc. (a)                27,554
         371 Commercial Metals Co.                     11,397
       2,602 Freeport-McMoRan, Inc.                    96,560
          21 Kaiser Aluminum Corp.                      2,593
          34 Materion Corp.                             2,562
       1,422 Newmont Corp.                             90,126
         256 Nucor Corp.                               24,558
         135 Reliance Steel & Aluminum Co.             20,372
         109 Schnitzer Steel Industries, Inc.,
                Class A                                 5,346
         507 Steel Dynamics, Inc.                      30,217
         170 Worthington Industries, Inc.              10,401
                                               --------------
                                                      335,811
                                               --------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 0.2%
         307 AGNC Investment Corp.                      5,185
         598 Annaly Capital Management, Inc.            5,310
         164 Apollo Commercial Real Estate
                Finance, Inc.                           2,616
         287 Arbor Realty Trust, Inc.                   5,114
          74 Blackstone Mortgage Trust, Inc.,
                Class A                                 2,360
         180 Chimera Investment Corp.                   2,711
         194 Ladder Capital Corp.                       2,239
         117 PennyMac Mortgage Investment
                Trust                                   2,464
         341 Ready Capital Corp.                        5,412
         624 Starwood Property Trust, Inc.             16,330
                                               --------------
                                                       49,741
                                               --------------

                        See Notes to Financial Statements                Page 23


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MULTILINE RETAIL -- 1.0%
         167 Big Lots, Inc.                    $       11,024
          24 Dillard's, Inc., Class A                   4,341
         599 Dollar Tree, Inc. (a)                     59,601
         316 Franchise Group, Inc.                     11,145
         259 Kohl's Corp.                              14,274
         118 Ollie's Bargain Outlet Holdings,
                Inc. (a)                                9,927
         433 Target Corp.                             104,673
                                               --------------
                                                      214,985
                                               --------------
             MULTI-UTILITIES -- 2.5%
         843 Ameren Corp.                              67,474
         191 Avista Corp.                               8,150
         137 Black Hills Corp.                          8,991
         227 CenterPoint Energy, Inc.                   5,566
         840 CMS Energy Corp.                          49,627
         917 Consolidated Edison, Inc.                 65,767
         515 DTE Energy Co.                            66,744
         813 MDU Resources Group, Inc.                 25,479
         640 NiSource, Inc.                            15,680
         140 NorthWestern Corp.                         8,431
       1,423 Public Service Enterprise Group,
                Inc.                                   85,010
         646 Sempra Energy                             85,582
         549 WEC Energy Group, Inc.                    48,834
                                               --------------
                                                      541,335
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 1.9%
         759 Antero Midstream Corp.                     7,886
       1,095 Cabot Oil & Gas Corp.                     19,119
         952 Cheniere Energy, Inc. (a)                 82,576
         164 Chevron Corp.                             17,177
         115 Cimarex Energy Co.                         8,332
         665 Clean Energy Fuels Corp. (a)               6,750
         795 Continental Resources, Inc.               30,234
         236 EOG Resources, Inc.                       19,692
       1,107 EQT Corp. (a)                             24,642
       1,400 Equitrans Midstream Corp.                 11,914
         466 Gevo, Inc. (a) (c)                         3,388
         144 HollyFrontier Corp.                        4,737
       2,059 Kinder Morgan, Inc.                       37,535
         398 Magnolia Oil & Gas Corp.,
                Class A (a)                             6,221
       1,926 Marathon Oil Corp.                        26,232
         338 ONEOK, Inc.                               18,806
         133 PDC Energy, Inc.                           6,090
         664 Range Resources Corp. (a)                 11,129
         140 SM Energy Co.                              3,448
       1,966 Southwestern Energy Co. (a)               11,147
          13 Texas Pacific Land Corp.                  20,797
         724 Williams (The) Cos., Inc.                 19,222
         260 World Fuel Services Corp.                  8,250
                                               --------------
                                                      405,324
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             PAPER & FOREST PRODUCTS -- 0.1%
         186 Domtar Corp. (a)                  $       10,222
         165 Louisiana-Pacific Corp.                    9,948
         187 Schweitzer-Mauduit International,
                Inc.                                    7,551
                                               --------------
                                                       27,721
                                               --------------
             PERSONAL PRODUCTS -- 0.5%
       1,712 Coty, Inc., Class A (a)                   15,990
          85 elf Beauty, Inc. (a)                       2,307
         177 Estee Lauder (The) Cos., Inc.,
                Class A                                56,300
         232 Herbalife Nutrition Ltd. (a)              12,233
          22 Medifast, Inc.                             6,226
          43 Nu Skin Enterprises, Inc.,
                Class A                                 2,436
          70 USANA Health Sciences, Inc. (a)            7,170
                                               --------------
                                                      102,662
                                               --------------
             PHARMACEUTICALS -- 1.0%
         272 Aclaris Therapeutics, Inc. (a)             4,776
       1,698 Amneal Pharmaceuticals, Inc. (a)           8,694
         316 Cara Therapeutics, Inc. (a)                4,509
         163 Catalent, Inc. (a)                        17,624
         175 Elanco Animal Health, Inc. (a)             6,071
         925 Endo International PLC (a)                 4,329
         956 Innoviva, Inc. (a)                        12,820
          94 Jazz Pharmaceuticals PLC (a)              16,698
         139 Ocular Therapeutix, Inc. (a)               1,971
         254 Perrigo Co. PLC                           11,646
       1,419 Pfizer, Inc.                              55,568
         187 Phibro Animal Health Corp.,
                Class A                                 5,401
         259 Prestige Consumer Healthcare,
                Inc. (a)                               13,494
       3,681 Viatris, Inc.                             52,601
                                               --------------
                                                      216,202
                                               --------------
             PROFESSIONAL SERVICES -- 0.9%
          72 ASGN, Inc. (a)                             6,979
          64 Booz Allen Hamilton Holding
                Corp.                                   5,452
         104 CACI International, Inc.,
                Class A (a)                            26,532
         140 CBIZ, Inc. (a)                             4,588
          33 FTI Consulting, Inc. (a)                   4,508
          52 ICF International, Inc.                    4,569
          27 Insperity, Inc.                            2,440
          80 Jacobs Engineering Group, Inc.            10,674
          43 Kforce, Inc.                               2,706
          37 Korn Ferry                                 2,684
         214 Leidos Holdings, Inc.                     21,635
          52 ManpowerGroup, Inc.                        6,183
          79 ManTech International Corp.,
                Class A                                 6,837
         132 Robert Half International, Inc.           11,744
         246 Science Applications International
                Corp.                                  21,582
         198 TriNet Group, Inc. (a)                    14,351
         574 Upwork, Inc. (a)                          33,458
                                               --------------
                                                      186,922
                                               --------------

Page 24                 See Notes to Financial Statements


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             REAL ESTATE MANAGEMENT
                & DEVELOPMENT -- 0.5%
         217 CBRE Group, Inc., Class A (a)     $       18,603
         564 eXp World Holdings, Inc. (a)              21,866
         393 Forestar Group, Inc. (a)                   8,218
         108 Howard Hughes (The) Corp. (a)             10,526
         115 Jones Lang LaSalle, Inc. (a)              22,478
         339 Kennedy-Wilson Holdings, Inc.              6,736
         203 Marcus & Millichap, Inc. (a)               7,891
         686 Newmark Group, Inc., Class A               8,239
         154 Redfin Corp. (a)                           9,765
          53 St. Joe (The) Co.                          2,364
                                               --------------
                                                      116,686
                                               --------------
             ROAD & RAIL -- 0.9%
          42 AMERCO                                    24,755
         130 ArcBest Corp.                              7,565
         534 CSX Corp.                                 17,131
         584 Heartland Express, Inc.                   10,004
          92 J.B. Hunt Transport Services, Inc.        14,991
         535 Knight-Swift Transportation
                Holdings, Inc.                         24,321
          62 Landstar System, Inc.                      9,797
         244 Lyft, Inc., Class A (a)                   14,757
         673 Marten Transport Ltd.                     11,098
          71 Old Dominion Freight Line, Inc.           18,020
          91 Ryder System, Inc.                         6,764
         111 Saia, Inc. (a)                            23,253
         366 Schneider National, Inc., Class B          7,968
         242 Werner Enterprises, Inc.                  10,774
                                               --------------
                                                      201,198
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 4.2%
         482 Amkor Technology, Inc.                    11,409
         641 Applied Materials, Inc.                   91,278
         111 Axcelis Technologies, Inc. (a)             4,487
          37 Broadcom, Inc.                            17,643
         252 Brooks Automation, Inc.                   24,011
          41 CEVA, Inc. (a)                             1,939
         243 Cirrus Logic, Inc. (a)                    20,684
         218 Cohu, Inc. (a)                             8,020
          48 Cree, Inc. (a)                             4,701
          29 Diodes, Inc. (a)                           2,313
         106 Enphase Energy, Inc. (a)                  19,465
         184 Entegris, Inc.                            22,627
          59 First Solar, Inc. (a)                      5,340
          51 FormFactor, Inc. (a)                       1,859
          42 Ichor Holdings Ltd. (a)                    2,260
          80 Impinj, Inc. (a)                           4,127
       1,339 Intel Corp.                               75,171
         208 KLA Corp.                                 67,436
         144 Lam Research Corp.                        93,701
         228 Lattice Semiconductor Corp. (a)           12,809
          79 MACOM Technology Solutions
                Holdings, Inc. (a)                      5,062
          67 MaxLinear, Inc. (a)                        2,847
         110 Microchip Technology, Inc.                16,471

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
         972 Micron Technology, Inc. (a)       $       82,601
         139 MKS Instruments, Inc.                     24,735
         247 ON Semiconductor Corp. (a)                 9,455
         139 Onto Innovation, Inc. (a)                 10,153
         126 Power Integrations, Inc.                  10,340
         375 Qorvo, Inc. (a)                           73,369
          75 Semtech Corp. (a)                          5,160
          36 Silicon Laboratories, Inc. (a)             5,517
         280 Skyworks Solutions, Inc.                  53,690
         615 SunPower Corp. (a)                        17,970
          34 Synaptics, Inc. (a)                        5,290
         423 Teradyne, Inc.                            56,665
          91 Texas Instruments, Inc.                   17,499
         197 Ultra Clean Holdings, Inc. (a)            10,583
          22 Universal Display Corp.                    4,891
         331 Veeco Instruments, Inc. (a)                7,957
                                               --------------
                                                      911,535
                                               --------------
             SOFTWARE -- 2.6%
          70 8x8, Inc. (a)                              1,943
          48 Agilysys, Inc. (a)                         2,730
         119 Alarm.com Holdings, Inc. (a)              10,079
          77 Appian Corp. (a)                          10,607
          36 Aspen Technology, Inc. (a)                 4,951
         408 Avaya Holdings Corp. (a)                  10,975
         106 Bill.com Holdings, Inc. (a)               19,417
          47 Blackline, Inc. (a)                        5,230
          95 CDK Global, Inc.                           4,721
          26 Cerence, Inc. (a)                          2,774
         423 Cloudera, Inc. (a)                         6,709
         244 Cloudflare, Inc., Class A (a)             25,825
         320 Digital Turbine, Inc. (a)                 24,330
         104 Dolby Laboratories, Inc., Class A         10,222
          41 Domo, Inc., Class B (a)                    3,314
         579 Dropbox, Inc., Class A (a)                17,550
         213 Dynatrace, Inc. (a)                       12,443
         357 Ebix, Inc.                                12,102
          46 Elastic N.V. (a)                           6,705
         263 FireEye, Inc. (a)                          5,318
          33 Five9, Inc. (a)                            6,052
         372 Fortinet, Inc. (a)                        88,607
         151 HubSpot, Inc. (a)                         87,991
         783 Ideanomics, Inc. (a)                       2,224
          72 InterDigital, Inc.                         5,258
         129 J2 Global, Inc. (a)                       17,744
          44 Manhattan Associates, Inc. (a)             6,373
          38 MicroStrategy, Inc., Class A (a)          25,251
          29 Paylocity Holding Corp. (a)                5,533
         149 PTC, Inc. (a)                             21,048
          69 Rapid7, Inc. (a)                           6,529
         129 Riot Blockchain, Inc. (a) (c)              4,859
         203 Sailpoint Technologies Holdings,
                Inc. (a)                               10,367
          80 Smartsheet, Inc., Class A (a)              5,786
       1,179 SolarWinds Corp. (a)                      19,913
         119 Sprout Social, Inc., Class A (a)          10,641

                        See Notes to Financial Statements                Page 25


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SOFTWARE (CONTINUED)
         178 Teradata Corp. (a)                $        8,895
         100 Varonis Systems, Inc. (a)                  5,762
         452 Verint Systems, Inc. (a)                  20,372
          34 VMware, Inc., Class A (a) (c)              5,439
         210 Xperi Holding Corp.                        4,670
                                               --------------
                                                      567,259
                                               --------------
             SPECIALTY RETAIL -- 3.8%
          84 Advance Auto Parts, Inc.                  17,232
          60 America's Car-Mart, Inc. (a)               8,503
         313 American Eagle Outfitters, Inc.           11,747
          23 Asbury Automotive Group, Inc. (a)          3,942
         398 At Home Group, Inc. (a)                   14,662
         221 AutoNation, Inc. (a)                      20,953
          37 AutoZone, Inc. (a)                        55,212
         392 Bed Bath & Beyond, Inc. (a)               13,050
         597 Best Buy Co., Inc.                        68,643
         167 Blink Charging Co. (a) (c)                 6,875
         183 Boot Barn Holdings, Inc. (a)              15,381
         175 Buckle (The), Inc.                         8,706
          57 Burlington Stores, Inc. (a)               18,353
         251 Camping World Holdings, Inc.,
                Class A                                10,289
         120 Dick's Sporting Goods, Inc.               12,023
          81 Five Below, Inc. (a)                      15,655
         162 Floor & Decor Holdings, Inc.,
                Class A (a)                            17,123
         457 Foot Locker, Inc.                         28,165
          72 Group 1 Automotive, Inc.                  11,119
         184 GrowGeneration Corp. (a)                   8,850
         292 Guess?, Inc.                               7,709
         166 Hibbett, Inc. (a)                         14,879
         112 Home Depot (The), Inc.                    35,716
         416 L Brands, Inc.                            29,977
          66 Lithia Motors, Inc.                       22,680
         451 Lowe's Cos., Inc.                         87,481
         231 MarineMax, Inc. (a)                       11,259
          63 Murphy USA, Inc.                           8,402
          68 O'Reilly Automotive, Inc. (a)             38,502
         320 Penske Automotive Group, Inc.             24,157
         198 Rent-A-Center, Inc.                       10,508
          34 RH (a)                                    23,086
         114 Sally Beauty Holdings, Inc. (a)            2,516
          80 Sleep Number Corp. (a)                     8,796
         484 Tractor Supply Co.                        90,053
          61 Urban Outfitters, Inc. (a)                 2,514
         143 Williams-Sonoma, Inc.                     22,830
         266 Zumiez, Inc. (a)                          13,031
                                               --------------
                                                      820,579
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 1.2%
         333 3D Systems Corp. (a)                      13,310
         778 Dell Technologies, Inc.,
                Class C (a)                            77,543
         647 Diebold Nixdorf, Inc. (a)                  8,307
       3,267 Hewlett Packard Enterprise Co.            47,633
         212 NetApp, Inc.                              17,346

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS (CONTINUED)
         239 Pure Storage, Inc., Class A (a)   $        4,668
         447 Seagate Technology Holdings PLC           39,305
         176 Super Micro Computer, Inc. (a)             6,192
         514 Western Digital Corp. (a)                 36,581
         471 Xerox Holdings Corp.                      11,064
                                               --------------
                                                      261,949
                                               --------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 0.6%
          26 Carter's, Inc.                             2,682
          97 Columbia Sportswear Co.                    9,541
         320 Crocs, Inc. (a)                           37,286
          62 Deckers Outdoor Corp. (a)                 23,812
         303 G-III Apparel Group Ltd. (a)               9,957
          49 PVH Corp. (a)                              5,272
         247 Skechers U.S.A., Inc., Class A (a)        12,308
         624 Tapestry, Inc. (a)                        27,132
                                               --------------
                                                      127,990
                                               --------------
             THRIFTS & MORTGAGE FINANCE
                -- 0.9%
         194 Axos Financial, Inc. (a)                   9,000
         178 Capitol Federal Financial, Inc.            2,097
         541 Essent Group Ltd.                         24,318
          23 Federal Agricultural Mortgage
                Corp., Class C                          2,275
         253 Flagstar Bancorp, Inc.                    10,694
         207 HomeStreet, Inc.                           8,433
         757 Kearny Financial Corp.                     9,046
         272 Merchants Bancorp                         10,673
         372 Meridian Bancorp, Inc.                     7,611
         202 Meta Financial Group, Inc.                10,227
         825 MGIC Investment Corp.                     11,220
         263 Mr. Cooper Group, Inc. (a)                 8,695
       2,037 New York Community Bancorp,
                Inc.                                   22,448
         158 Northwest Bancshares, Inc.                 2,155
          68 PennyMac Financial Services, Inc.          4,197
         206 Premier Financial Corp.                    5,853
         308 Provident Financial Services, Inc.         7,050
         491 Radian Group, Inc.                        10,925
         252 TFS Financial Corp.                        5,116
          67 Walker & Dunlop, Inc.                      6,993
         297 Washington Federal, Inc.                   9,439
         138 WSFS Financial Corp.                       6,429
                                               --------------
                                                      194,894
                                               --------------
             TOBACCO -- 0.1%
         175 Turning Point Brands, Inc.                 8,010
         194 Universal Corp.                           11,052
         164 Vector Group Ltd.                          2,319
                                               --------------
                                                       21,381
                                               --------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.0%
         525 Air Lease Corp.                           21,913
          87 Beacon Roofing Supply, Inc. (a)            4,633
         191 Boise Cascade Co.                         11,145

Page 26                 See Notes to Financial Statements


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TRADING COMPANIES & DISTRIBUTORS
                (CONTINUED)
          99 GATX Corp.                        $        8,759
         167 Global Industrial Co.                      6,131
         109 GMS, Inc. (a)                              5,247
         180 H&E Equipment Services, Inc.               5,989
         113 Herc Holdings, Inc. (a)                   12,664
         113 McGrath RentCorp                           9,217
          51 MSC Industrial Direct Co., Inc.,
                Class A                                 4,576
         183 Rush Enterprises, Inc., Class A            7,913
          90 SiteOne Landscape Supply, Inc. (a)        15,233
          42 Triton International Ltd.                  2,198
         260 United Rentals, Inc. (a)                  82,943
         212 Univar Solutions, Inc. (a)                 5,169
          39 Watsco, Inc.                              11,179
          53 WESCO International, Inc. (a)              5,449
                                               --------------
                                                      220,358
                                               --------------
             WATER UTILITIES -- 0.0%
         109 SJW Group                                  6,900
                                               --------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.4%
         140 Shenandoah Telecommunications
                Co.                                     6,791
         498 Telephone and Data Systems, Inc.          11,285
         410 T-Mobile US, Inc. (a)                     59,380
         313 United States Cellular Corp. (a)          11,365
                                               --------------
                                                       88,821
                                               --------------
             TOTAL COMMON STOCKS -- 99.9%          21,581,468
             (Cost $17,853,060)                --------------

             MONEY MARKET FUNDS -- 1.0%
     184,639 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (e) (f)                         184,639
      26,349 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class 0.01% (e)                        26,349
                                               --------------
             TOTAL MONEY MARKET FUNDS
                -- 1.0%                               210,988
             (Cost $210,988)                   --------------

             TOTAL INVESTMENTS -- 100.9%           21,792,456
             (Cost $18,064,048) (g)

             NET OTHER ASSETS AND
                LIABILITIES -- (0.9)%                (199,355)
                                               --------------
             NET ASSETS -- 100.0%              $   21,593,101
                                               ==============

(a)   Non-income producing security.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act, as amended (the
      "1933 Act").

(c)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $180,483 and the total value of the collateral held by the Fund is $184,639.

(d)   This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   Rate shown reflects yield as of June 30, 2021.

(f)   This security serves as collateral for securities on loan.

(g)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,939,295 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $210,887. The net unrealized appreciation was
      $3,728,408.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2           LEVEL 3
                      LEVEL 1       SIGNIFICANT       SIGNIFICANT
                      QUOTED         OBSERVABLE      UNOBSERVABLE
                      PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $  21,581,468   $           --   $            --
Money Market
   Funds                 210,988               --                --
                   ------------------------------------------------
Total Investments  $  21,792,456   $           --   $            --
                   ================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 27


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      180,483
Non-cash Collateral(2)                               (180,483)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Page 28                 See Notes to Financial Statements


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 1.6%
         187 Boeing (The) Co. (a)              $       44,798
          76 General Dynamics Corp.                    14,308
          14 HEICO Corp.                                1,952
          62 L3Harris Technologies, Inc.               13,401
          84 Lockheed Martin Corp.                     31,781
          47 Northrop Grumman Corp.                    17,081
         484 Raytheon Technologies Corp.               41,290
           9 Teledyne Technologies, Inc. (a)            3,770
          15 TransDigm Group, Inc. (a)                  9,709
                                               --------------
                                                      178,090
                                               --------------
             AIR FREIGHT & LOGISTICS -- 0.7%
          50 Expeditors International of
                Washington, Inc.                        6,330
          74 FedEx Corp.                               22,077
         231 United Parcel Service, Inc.,
                Class B                                48,041
                                               --------------
                                                       76,448
                                               --------------
             AIRLINES -- 0.2%
         204 Delta Air Lines, Inc. (a)                  8,825
         161 Southwest Airlines Co. (a)                 8,547
          95 United Airlines Holdings, Inc. (a)         4,968
                                               --------------
                                                       22,340
                                               --------------
             AUTO COMPONENTS -- 0.1%
          80 Aptiv PLC (a)                             12,586
                                               --------------
             AUTOMOBILES -- 1.9%
       1,190 Ford Motor Co. (a)                        17,683
         403 General Motors Co. (a)                    23,846
         252 Tesla, Inc. (a)                          171,284
                                               --------------
                                                      212,813
                                               --------------
             BANKS -- 4.3%
       2,409 Bank of America Corp.                     99,323
         660 Citigroup, Inc.                           46,695
         128 Citizens Financial Group, Inc.             5,871
         198 Fifth Third Bancorp                        7,570
          56 First Republic Bank                       10,482
         387 Huntington Bancshares, Inc.                5,522
         967 JPMorgan Chase & Co.                     150,407
         270 KeyCorp                                    5,576
          38 M&T Bank Corp.                             5,522
         136 PNC Financial Services Group
                (The), Inc.                            25,943
         289 Regions Financial Corp.                    5,832
          16 SVB Financial Group (a)                    8,903
         430 Truist Financial Corp.                    23,865
         433 U.S. Bancorp                              24,668
       1,321 Wells Fargo & Co.                         59,828
                                               --------------
                                                      486,007
                                               --------------
             BEVERAGES -- 1.5%
          99 Brown-Forman Corp., Class B                7,419
       1,254 Coca-Cola (The) Co.                       67,854
          54 Constellation Brands, Inc.,
                Class A                                12,630
         231 Keurig Dr Pepper, Inc.                     8,140
         111 Monster Beverage Corp. (a)                10,140

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             BEVERAGES (CONTINUED)
         441 PepsiCo, Inc.                     $       65,343
                                               --------------
                                                      171,526
                                               --------------
             BIOTECHNOLOGY -- 2.0%
         564 AbbVie, Inc.                              63,529
          29 Alnylam Pharmaceuticals, Inc. (a)          4,916
         163 Amgen, Inc.                               39,731
          40 Biogen, Inc. (a)                          13,851
          30 BioMarin Pharmaceutical, Inc. (a)          2,503
          46 Exact Sciences Corp. (a)                   5,718
         337 Gilead Sciences, Inc.                     23,206
          64 Horizon Therapeutics PLC (a)               5,993
          57 Incyte Corp. (a)                           4,795
         108 Moderna, Inc. (a)                         25,378
          21 Novavax, Inc. (a)                          4,459
          26 Regeneron Pharmaceuticals,
                Inc. (a)                               14,522
          53 Seagen, Inc. (a)                           8,368
          72 Vertex Pharmaceuticals, Inc. (a)          14,517
                                               --------------
                                                      231,486
                                               --------------
             BUILDING PRODUCTS -- 0.4%
         230 Carrier Global Corp.                      11,178
         229 Johnson Controls International
                PLC                                    15,717
          77 Masco Corp.                                4,536
          73 Trane Technologies PLC                    13,442
                                               --------------
                                                       44,873
                                               --------------
             CAPITAL MARKETS -- 3.3%
          35 Ameriprise Financial, Inc.                 8,711
         257 Bank of New York Mellon (The)
                Corp.                                  13,166
          46 BlackRock, Inc.                           40,248
         219 Blackstone Group (The), Inc.              21,274
         537 Charles Schwab (The) Corp.                39,099
         104 CME Group, Inc.                           22,119
          97 Franklin Resources, Inc.                   3,103
         109 Goldman Sachs Group (The), Inc.           41,369
         180 Intercontinental Exchange, Inc.           21,366
         186 KKR & Co., Inc.                           11,019
          11 MarketAxess Holdings, Inc.                 5,099
          52 Moody's Corp.                             18,843
         476 Morgan Stanley                            43,644
          26 MSCI, Inc.                                13,860
          34 Nasdaq, Inc.                               5,977
          66 Northern Trust Corp.                       7,631
          40 Raymond James Financial, Inc.              5,196
          77 S&P Global, Inc.                          31,605
         111 State Street Corp.                         9,133
          68 T. Rowe Price Group, Inc.                 13,462
                                               --------------
                                                      375,924
                                               --------------
             CHEMICALS -- 1.2%
          66 Air Products and Chemicals, Inc.          18,987
          35 Albemarle Corp.                            5,896
          34 Celanese Corp.                             5,154
         235 Corteva, Inc.                             10,422
         222 Dow, Inc.                                 14,048

                        See Notes to Financial Statements                Page 29


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CHEMICALS (CONTINUED)
         170 DuPont de Nemours, Inc.           $       13,160
          37 Eastman Chemical Co.                       4,320
          81 Ecolab, Inc.                              16,684
          41 FMC Corp.                                  4,436
          62 LyondellBasell Industries N.V.,
                Class A                                 6,378
          72 PPG Industries, Inc.                      12,224
          78 Sherwin-Williams (The) Co.                21,251
                                               --------------
                                                      132,960
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.4%
          29 Cintas Corp.                              11,078
          70 Copart, Inc. (a)                           9,228
          67 Republic Services, Inc.                    7,371
          86 Rollins, Inc.                              2,941
         128 Waste Management, Inc.                    17,934
                                               --------------
                                                       48,552
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 0.8%
          19 Arista Networks, Inc. (a)                  6,884
       1,279 Cisco Systems, Inc.                       67,787
          51 Motorola Solutions, Inc.                  11,059
           2 Ubiquiti, Inc.                               625
                                               --------------
                                                       86,355
                                               --------------
             CONSTRUCTION MATERIALS -- 0.1%
          18 Martin Marietta Materials, Inc.            6,332
          39 Vulcan Materials Co.                       6,789
                                               --------------
                                                       13,121
                                               --------------
             CONSUMER FINANCE -- 0.7%
         118 Ally Financial, Inc.                       5,881
         208 American Express Co.                      34,368
         136 Capital One Financial Corp.               21,038
          92 Discover Financial Services               10,883
         158 Synchrony Financial                        7,666
                                               --------------
                                                       79,836
                                               --------------
             CONTAINERS & PACKAGING -- 0.2%
          22 Avery Dennison Corp.                       4,625
          91 Ball Corp.                                 7,373
         103 International Paper Co.                    6,315
          23 Packaging Corp. of America                 3,115
                                               --------------
                                                       21,428
                                               --------------
             DISTRIBUTORS -- 0.1%
          43 Genuine Parts Co.                          5,438
          12 Pool Corp.                                 5,504
                                               --------------
                                                       10,942
                                               --------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 1.0%
         398 Berkshire Hathaway, Inc.,
                Class B (a)                           110,612
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.3%
       2,281 AT&T, Inc.                        $       65,647
         300 Lumen Technologies, Inc.                   4,077
       1,323 Verizon Communications, Inc.              74,128
                                               --------------
                                                      143,852
                                               --------------
             ELECTRIC UTILITIES -- 1.4%
         142 American Electric Power Co., Inc.         12,012
          18 Avangrid, Inc.                               926
         233 Duke Energy Corp.                         23,002
         114 Edison International                       6,592
          60 Entergy Corp.                              5,982
          94 Eversource Energy                          7,543
         278 Exelon Corp.                              12,318
         163 FirstEnergy Corp.                          6,065
         595 NextEra Energy, Inc.                      43,602
         438 PG&E Corp. (a)                             4,454
         231 PPL Corp.                                  6,461
         338 Southern (The) Co.                        20,452
         139 Xcel Energy, Inc.                          9,157
                                               --------------
                                                      158,566
                                               --------------
             ELECTRICAL EQUIPMENT -- 0.6%
          74 AMETEK, Inc.                               9,879
         121 Eaton Corp. PLC                           17,930
         192 Emerson Electric Co.                      18,478
          18 Generac Holdings, Inc. (a)                 7,473
         151 Plug Power, Inc. (a)                       5,162
          35 Rockwell Automation, Inc.                 10,011
          50 Sunrun, Inc. (a)                           2,789
                                               --------------
                                                       71,722
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 0.6%
         166 Amphenol Corp., Class A                   11,356
          43 CDW Corp.                                  7,510
          52 Cognex Corp.                               4,371
         248 Corning, Inc.                             10,143
          55 Keysight Technologies, Inc. (a)            8,493
         106 TE Connectivity Ltd.                      14,332
          74 Trimble, Inc. (a)                          6,055
          16 Zebra Technologies Corp.,
                Class A (a)                             8,472
                                               --------------
                                                       70,732
                                               --------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.2%
         183 Baker Hughes Co.                           4,185
         250 Halliburton Co.                            5,780
         424 Schlumberger N.V.                         13,572
                                               --------------
                                                       23,537
                                               --------------
             ENTERTAINMENT -- 2.1%
         223 Activision Blizzard, Inc.                 21,283
          86 Electronic Arts, Inc.                     12,369
          49 Liberty Media Corp.-Liberty
                Formula One, Class C (a)                2,362
          40 Live Nation Entertainment,
                Inc. (a)                                3,504
         133 Netflix, Inc. (a)                         70,252

Page 30                 See Notes to Financial Statements


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ENTERTAINMENT (CONTINUED)
          34 Roku, Inc. (a)                    $       15,614
          34 Take-Two Interactive Software,
                Inc. (a)                                6,019
         580 Walt Disney (The) Co. (a)                101,947
                                               --------------
                                                      233,350
                                               --------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 2.3%
          41 Alexandria Real Estate Equities,
                Inc.                                    7,460
         138 American Tower Corp.                      37,279
          41 AvalonBay Communities, Inc.                8,556
          42 Boston Properties, Inc.                    4,813
         131 Crown Castle International Corp.          25,558
          79 Digital Realty Trust, Inc.                11,886
         111 Duke Realty Corp.                          5,256
          27 Equinix, Inc.                             21,670
          96 Equity Residential                         7,392
          19 Essex Property Trust, Inc.                 5,700
          39 Extra Space Storage, Inc.                  6,389
         160 Healthpeak Properties, Inc.                5,326
         170 Invitation Homes, Inc.                     6,339
          34 Mid-America Apartment
                Communities, Inc.                       5,726
         222 Prologis, Inc.                            26,536
          46 Public Storage                            13,832
         111 Realty Income Corp.                        7,408
          33 SBA Communications Corp.                  10,517
          98 Simon Property Group, Inc.                12,787
          34 Sun Communities, Inc.                      5,828
         105 Ventas, Inc.                               5,996
         148 VICI Properties, Inc.                      4,591
         124 Welltower, Inc.                           10,304
         206 Weyerhaeuser Co.                           7,091
                                               --------------
                                                      264,240
                                               --------------
             FOOD & STAPLES RETAILING -- 1.4%
         141 Costco Wholesale Corp.                    55,789
         208 Kroger (The) Co.                           7,969
         163 Sysco Corp.                               12,673
         229 Walgreens Boots Alliance, Inc.            12,048
         467 Walmart, Inc.                             65,856
                                               --------------
                                                      154,335
                                               --------------
             FOOD PRODUCTS -- 0.8%
         154 Archer-Daniels-Midland Co.                 9,332
          66 Campbell Soup Co.                          3,009
         135 Conagra Brands, Inc.                       4,911
         185 General Mills, Inc.                       11,272
          24 Hershey (The) Co.                          4,180
          91 Hormel Foods Corp.                         4,345
          33 J.M. Smucker (The) Co.                     4,276
          83 Kellogg Co.                                5,339
         219 Kraft Heinz (The) Co.                      8,931
          64 McCormick & Co., Inc.                      5,653
         449 Mondelez International, Inc.,
                Class A                                28,036

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             FOOD PRODUCTS (CONTINUED)
          89 Tyson Foods, Inc., Class A        $        6,565
                                               --------------
                                                       95,849
                                               --------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 3.6%
         568 Abbott Laboratories                       65,848
          13 ABIOMED, Inc. (a)                          4,058
          23 Align Technology, Inc. (a)                14,053
         153 Baxter International, Inc.                12,317
          93 Becton, Dickinson and Co.                 22,617
         431 Boston Scientific Corp. (a)               18,430
          14 Cooper (The) Cos., Inc.                    5,548
         203 Danaher Corp.                             54,477
          27 Dexcom, Inc. (a)                          11,529
         189 Edwards Lifesciences Corp. (a)            19,575
          56 Hologic, Inc. (a)                          3,736
          26 IDEXX Laboratories, Inc. (a)              16,420
          14 Insulet Corp. (a)                          3,843
          35 Intuitive Surgical, Inc. (a)              32,187
          15 Masimo Corp. (a)                           3,637
         409 Medtronic PLC                             50,769
          18 Novocure Ltd. (a)                          3,993
          41 ResMed, Inc.                              10,107
          24 STERIS PLC                                 4,951
         105 Stryker Corp.                             27,272
          13 Teleflex, Inc.                             5,223
          21 West Pharmaceutical Services, Inc.         7,541
          60 Zimmer Biomet Holdings, Inc.               9,649
                                               --------------
                                                      407,780
                                               --------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.6%
          47 AmerisourceBergen Corp.                    5,381
          74 Anthem, Inc.                              28,253
          87 Cardinal Health, Inc.                      4,967
         175 Centene Corp. (a)                         12,763
         101 Cigna Corp.                               23,944
         421 CVS Health Corp.                          35,128
          22 DaVita, Inc. (a)                           2,649
          28 Guardant Health, Inc. (a)                  3,477
          77 HCA Healthcare, Inc.                      15,919
          35 Humana, Inc.                              15,495
          30 Laboratory Corp. of America
                Holdings (a)                            8,276
          48 McKesson Corp.                             9,180
          14 Molina Healthcare, Inc. (a)                3,543
          39 Quest Diagnostics, Inc.                    5,147
         286 UnitedHealth Group, Inc.                 114,526
                                               --------------
                                                      288,648
                                               --------------
             HEALTH CARE TECHNOLOGY -- 0.2%
          91 Cerner Corp.                               7,113
          42 Teladoc Health, Inc. (a)                   6,984
          41 Veeva Systems, Inc., Class A (a)          12,749
                                               --------------
                                                       26,846
                                               --------------

                        See Notes to Financial Statements                Page 31


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HOTELS, RESTAURANTS & LEISURE
                -- 2.0%
          13 Booking Holdings, Inc. (a)        $       28,445
          49 Caesars Entertainment, Inc. (a)            5,084
         267 Carnival Corp. (a)                         7,038
           8 Chipotle Mexican Grill, Inc. (a)          12,403
          36 Darden Restaurants, Inc.                   5,256
          10 Domino's Pizza, Inc.                       4,665
         121 DraftKings, Inc., Class A (a)              6,313
          45 Expedia Group, Inc. (a)                    7,367
          78 Hilton Worldwide Holdings,
                Inc. (a)                                9,408
         132 Las Vegas Sands Corp. (a)                  6,955
          93 Marriott International, Inc.,
                Class A (a)                            12,696
         238 McDonald's Corp.                          54,976
         138 MGM Resorts International                  5,886
          40 Penn National Gaming, Inc. (a)             3,060
          62 Royal Caribbean Cruises Ltd. (a)           5,287
         376 Starbucks Corp.                           42,040
          78 Yum! Brands, Inc.                          8,972
                                               --------------
                                                      225,851
                                               --------------
             HOUSEHOLD DURABLES -- 0.2%
          94 D.R. Horton, Inc.                          8,495
          48 Garmin Ltd.                                6,943
          70 Lennar Corp., Class A                      6,954
           1 NVR, Inc. (a)                              4,973
                                               --------------
                                                       27,365
                                               --------------
             HOUSEHOLD PRODUCTS -- 1.4%
          74 Church & Dwight Co., Inc.                  6,306
          37 Clorox (The) Co.                           6,657
         270 Colgate-Palmolive Co.                     21,965
         101 Kimberly-Clark Corp.                      13,512
         782 Procter & Gamble (The) Co.               105,515
                                               --------------
                                                      153,955
                                               --------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.0%
         164 AES (The) Corp.                            4,275
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 1.2%
         185 3M Co.                                    36,747
       2,412 General Electric Co.                      32,465
         222 Honeywell International, Inc.             48,696
          30 Roper Technologies, Inc.                  14,106
                                               --------------
                                                      132,014
                                               --------------
             INSURANCE -- 1.7%
         200 Aflac, Inc.                               10,732
          91 Allstate (The) Corp.                      11,870
         255 American International Group, Inc.        12,138
          68 Aon PLC, Class A                          16,236
         107 Arch Capital Group Ltd. (a)                4,167
          62 Arthur J. Gallagher & Co.                  8,685
         144 Chubb Ltd.                                22,887
          43 Cincinnati Financial Corp.                 5,015

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             INSURANCE (CONTINUED)
         114 Hartford Financial Services Group
                (The), Inc.                    $        7,065
          59 Loews Corp.                                3,224
           4 Markel Corp. (a)                           4,747
         151 Marsh & McLennan Cos., Inc.               21,243
         238 MetLife, Inc.                             14,244
          71 Principal Financial Group, Inc.            4,486
         178 Progressive (The) Corp.                   17,481
         118 Prudential Financial, Inc.                12,091
          67 Travelers (The) Cos., Inc.                10,031
                                               --------------
                                                      186,342
                                               --------------
             INTERACTIVE MEDIA & SERVICES
                -- 5.0%
          96 Alphabet, Inc., Class A (a)              234,412
         727 Facebook, Inc., Class A (a)              252,785
          24 IAC/InterActiveCorp (a)                    3,700
          77 Match Group, Inc. (a)                     12,416
         175 Pinterest, Inc., Class A (a)              13,816
         336 Snap, Inc., Class A (a)                   22,895
         255 Twitter, Inc. (a)                         17,547
          44 Vimeo, Inc. (a)                            2,156
          43 Zillow Group, Inc., Class C (a)            5,256
                                               --------------
                                                      564,983
                                               --------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 4.5%
         139 Amazon.com, Inc. (a)                     478,182
         218 eBay, Inc.                                15,306
          36 Etsy, Inc. (a)                             7,410
          18 Wayfair, Inc., Class A (a)                 5,683
                                               --------------
                                                      506,581
                                               --------------
             IT SERVICES -- 5.8%
         203 Accenture PLC, Class A                    59,842
          49 Akamai Technologies, Inc. (a)              5,714
         136 Automatic Data Processing, Inc.           27,012
          35 Broadridge Financial Solutions,
                Inc.                                    5,654
         169 Cognizant Technology Solutions
                Corp., Class A                         11,705
          18 EPAM Systems, Inc. (a)                     9,197
         198 Fidelity National Information
                Services, Inc.                         28,051
         175 Fiserv, Inc. (a)                          18,706
          19 FleetCor Technologies, Inc. (a)            4,865
          26 Gartner, Inc. (a)                          6,297
          80 Global Payments, Inc.                     15,003
          47 GoDaddy, Inc., Class A (a)                 4,087
         285 International Business Machines
                Corp.                                  41,778
         279 Mastercard, Inc., Class A                101,860
          16 MongoDB, Inc. (a)                          5,784
          35 Okta, Inc. (a)                             8,564
          97 Paychex, Inc.                             10,408
         375 PayPal Holdings, Inc. (a)                109,305
         125 Square, Inc., Class A (a)                 30,475
          52 Twilio, Inc., Class A (a)                 20,496

Page 32                 See Notes to Financial Statements


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES (CONTINUED)
          32 VeriSign, Inc. (a)                $        7,286
         541 Visa, Inc., Class A                      126,497
                                               --------------
                                                      658,586
                                               --------------
             LEISURE PRODUCTS -- 0.1%
          36 Hasbro, Inc.                               3,403
          81 Peloton Interactive, Inc.,
                Class A (a)                            10,045
                                               --------------
                                                       13,448
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.3%
          25 10X Genomics, Inc., Class A (a)            4,895
          85 Agilent Technologies, Inc.                12,564
         164 Avantor, Inc. (a)                          5,824
           6 Bio-Rad Laboratories, Inc.,
                Class A (a)                             3,866
          11 Bio-Techne Corp.                           4,953
          15 Charles River Laboratories
                International, Inc. (a)                 5,549
          37 Illumina, Inc. (a)                        17,509
          61 IQVIA Holdings, Inc. (a)                  14,782
           7 Mettler-Toledo International,
                Inc. (a)                                9,697
          30 PerkinElmer, Inc.                          4,632
         119 Thermo Fisher Scientific, Inc.            60,032
          17 Waters Corp. (a)                           5,875
                                               --------------
                                                      150,178
                                               --------------
             MACHINERY -- 1.6%
         175 Caterpillar, Inc.                         38,085
          44 Cummins, Inc.                             10,728
          91 Deere & Co.                               32,097
          43 Dover Corp.                                6,476
         102 Fortive Corp.                              7,113
          23 IDEX Corp.                                 5,061
          86 Illinois Tool Works, Inc.                 19,226
          99 Ingersoll Rand, Inc. (a)                   4,832
         137 Otis Worldwide Corp.                      11,202
         104 PACCAR, Inc.                               9,282
          41 Parker-Hannifin Corp.                     12,592
          45 Stanley Black & Decker, Inc.               9,225
          60 Westinghouse Air Brake
                Technologies Corp.                      4,938
          51 Xylem, Inc.                                6,118
                                               --------------
                                                      176,975
                                               --------------
             MEDIA -- 1.3%
          44 Charter Communications, Inc.,
                Class A (a)                            31,744
       1,465 Comcast Corp., Class A                    83,534
          47 Discovery, Inc., Class A (a)               1,442
          92 Fox Corp., Class A                         3,416
          46 Liberty Broadband Corp.,
                Class C (a)                             7,988
          64 Omnicom Group, Inc.                        5,119
         301 Sirius XM Holdings, Inc.                   1,969

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MEDIA (CONTINUED)
         193 ViacomCBS, Inc., Class B          $        8,724
                                               --------------
                                                      143,936
                                               --------------
             METALS & MINING -- 0.4%
         468 Freeport-McMoRan, Inc.                    17,367
         241 Newmont Corp.                             15,275
          76 Nucor Corp.                                7,291
                                               --------------
                                                       39,933
                                               --------------
             MULTILINE RETAIL -- 0.5%
          62 Dollar General Corp.                      13,416
          70 Dollar Tree, Inc. (a)                      6,965
         150 Target Corp.                              36,261
                                               --------------
                                                       56,642
                                               --------------
             MULTI-UTILITIES -- 0.6%
          71 Ameren Corp.                               5,683
          80 CMS Energy Corp.                           4,726
         102 Consolidated Edison, Inc.                  7,315
         258 Dominion Energy, Inc.                     18,981
          46 DTE Energy Co.                             5,962
         142 Public Service Enterprise Group,
                Inc.                                    8,483
          82 Sempra Energy                             10,863
          87 WEC Energy Group, Inc.                     7,739
                                               --------------
                                                       69,752
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 2.5%
          81 Cheniere Energy, Inc. (a)                  7,026
         616 Chevron Corp.                             64,520
         405 ConocoPhillips                            24,665
         144 EOG Resources, Inc.                       12,015
       1,353 Exxon Mobil Corp.                         85,347
          78 Hess Corp.                                 6,811
         644 Kinder Morgan, Inc.                       11,740
         196 Marathon Petroleum Corp.                  11,842
         298 Occidental Petroleum Corp.                 9,318
         132 ONEOK, Inc.                                7,344
         140 Phillips 66                               12,015
          78 Pioneer Natural Resources Co.             12,677
         124 Valero Energy Corp.                        9,682
         369 Williams (The) Cos., Inc.                  9,797
                                               --------------
                                                      284,799
                                               --------------
             PERSONAL PRODUCTS -- 0.2%
          74 Estee Lauder (The) Cos., Inc.,
                Class A                                23,538
                                               --------------
             PHARMACEUTICALS -- 3.7%
         713 Bristol-Myers Squibb Co.                  47,643
          46 Catalent, Inc. (a)                         4,974
         119 Elanco Animal Health, Inc. (a)             4,128
         254 Eli Lilly and Co.                         58,298
         841 Johnson & Johnson                        138,546
         769 Merck & Co., Inc.                         59,805
          77 Organon & Co. (a)                          2,330
       1,788 Pfizer, Inc.                              70,018
         367 Viatris, Inc.                              5,244
         152 Zoetis, Inc.                              28,327
                                               --------------
                                                      419,313
                                               --------------

                        See Notes to Financial Statements                Page 33


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             PROFESSIONAL SERVICES -- 0.4%
         110 CoStar Group, Inc. (a)            $        9,110
          34 Equifax, Inc.                              8,144
          40 Jacobs Engineering Group, Inc.             5,337
          42 Leidos Holdings, Inc.                      4,246
          54 TransUnion                                 5,930
          49 Verisk Analytics, Inc.                     8,561
                                               --------------
                                                       41,328
                                               --------------
             REAL ESTATE MANAGEMENT
                & DEVELOPMENT -- 0.1%
         101 CBRE Group, Inc., Class A (a)              8,659
                                               --------------
             ROAD & RAIL -- 1.2%
         609 CSX Corp.                                 19,537
          25 J.B. Hunt Transport Services, Inc.         4,074
          27 Kansas City Southern                       7,651
          78 Lyft, Inc., Class A (a)                    4,717
          76 Norfolk Southern Corp.                    20,171
          33 Old Dominion Freight Line, Inc.            8,375
         538 Uber Technologies, Inc. (a)               26,965
         212 Union Pacific Corp.                       46,625
                                               --------------
                                                      138,115
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 5.5%
         388 Advanced Micro Devices, Inc. (a)          36,445
         110 Analog Devices, Inc.                      18,937
         277 Applied Materials, Inc.                   39,445
          98 Broadcom, Inc.                            46,730
          41 Enphase Energy, Inc. (a)                   7,529
          38 Entegris, Inc.                             4,673
       1,226 Intel Corp.                               68,828
          41 KLA Corp.                                 13,293
          41 Lam Research Corp.                        26,679
         217 Marvell Technology, Inc.                  12,658
          76 Maxim Integrated Products, Inc.            8,007
          77 Microchip Technology, Inc.                11,530
         358 Micron Technology, Inc. (a)               30,423
          14 Monolithic Power Systems, Inc.             5,228
         185 NVIDIA Corp.                             148,018
          80 NXP Semiconductors N.V.                   16,458
         124 ON Semiconductor Corp. (a)                 4,747
          34 Qorvo, Inc. (a)                            6,652
         342 QUALCOMM, Inc.                            48,882
          50 Skyworks Solutions, Inc.                   9,587
          50 Teradyne, Inc.                             6,698
         280 Texas Instruments, Inc.                   53,844
                                               --------------
                                                      625,291
                                               --------------
             SOFTWARE -- 10.5%
         145 Adobe, Inc. (a)                           84,918
          25 ANSYS, Inc. (a)                            8,677
          70 Autodesk, Inc. (a)                        20,433
          26 Avalara, Inc. (a)                          4,207
          38 Black Knight, Inc. (a)                     2,963
          84 Cadence Design Systems, Inc. (a)          11,493
          24 Ceridian HCM Holding, Inc. (a)             2,302
          33 Citrix Systems, Inc.                       3,870

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SOFTWARE (CONTINUED)
          53 Cloudflare, Inc., Class A (a)     $        5,610
          21 Coupa Software, Inc. (a)                   5,504
          64 Crowdstrike Holdings, Inc.,
                Class A (a)                            16,084
          64 Datadog, Inc., Class A (a)                 6,661
          62 DocuSign, Inc. (a)                        17,333
          19 Elastic N.V. (a)                           2,769
           8 Fair Isaac Corp. (a)                       4,021
          40 Fortinet, Inc. (a)                         9,528
          13 HubSpot, Inc. (a)                          7,575
          80 Intuit, Inc.                              39,214
       2,406 Microsoft Corp.                          651,785
         156 NortonLifeLock, Inc.                       4,246
         562 Oracle Corp.                              43,746
         542 Palantir Technologies, Inc.,
                Class A (a)                            14,287
          31 Palo Alto Networks, Inc. (a)              11,503
          17 Paycom Software, Inc. (a)                  6,179
          31 PTC, Inc. (a)                              4,379
          22 RingCentral, Inc., Class A (a)             6,393
         271 salesforce.com, Inc. (a)                  66,197
          58 ServiceNow, Inc. (a)                      31,874
          45 Splunk, Inc. (a)                           6,506
          72 SS&C Technologies Holdings, Inc.           5,188
          43 Synopsys, Inc. (a)                        11,859
         124 Trade Desk (The), Inc.,
                Class A (a)                             9,593
          12 Tyler Technologies, Inc. (a)               5,428
          26 VMware, Inc., Class A (a)                  4,159
          57 Workday, Inc., Class A (a)                13,608
          35 Zendesk, Inc. (a)                          5,052
          64 Zoom Video Communications, Inc.,
                Class A (a)                            24,770
          26 Zscaler, Inc. (a)                          5,618
                                               --------------
                                                    1,185,532
                                               --------------
             SPECIALTY RETAIL -- 2.3%
           7 AutoZone, Inc. (a)                        10,446
          68 Best Buy Co., Inc.                         7,819
          17 Burlington Stores, Inc. (a)                5,474
          49 CarMax, Inc. (a)                           6,328
          20 Carvana Co. (a)                            6,036
          17 GameStop Corp., Class A (a)                3,640
         340 Home Depot (The), Inc.                   108,423
         226 Lowe's Cos., Inc.                         43,837
          21 O'Reilly Automotive, Inc. (a)             11,890
          99 Ross Stores, Inc.                         12,276
         385 TJX (The) Cos., Inc.                      25,957
          35 Tractor Supply Co.                         6,512
          17 Ulta Beauty, Inc. (a)                      5,878
                                               --------------
                                                      254,516
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 6.5%
       5,065 Apple, Inc.                              693,702
          89 Dell Technologies, Inc.,
                Class C (a)                             8,871
         391 Hewlett Packard Enterprise Co.             5,701
         374 HP, Inc.                                  11,291
          50 NetApp, Inc.                               4,091

Page 34                 See Notes to Financial Statements


FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS (CONTINUED)
          69 Seagate Technology Holdings
                PLC                            $        6,067
          93 Western Digital Corp. (a)                  6,619
                                               --------------
                                                      736,342
                                               --------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 0.6%
         407 NIKE, Inc., Class B                       62,877
          95 VF Corp.                                   7,794
                                               --------------
                                                       70,671
                                               --------------
             TOBACCO -- 0.6%
         520 Altria Group, Inc.                        24,794
         473 Philip Morris International, Inc.         46,879
                                               --------------
                                                       71,673
                                               --------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.2%
         174 Fastenal Co.                               9,048
          23 United Rentals, Inc. (a)                   7,337
          15 W.W. Grainger, Inc.                        6,570
                                               --------------
                                                       22,955
                                               --------------
             WATER UTILITIES -- 0.1%
          55 American Water Works Co., Inc.             8,477
                                               --------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.3%
         227 T-Mobile US, Inc. (a)                     32,876
                                               --------------

             TOTAL INVESTMENTS -- 99.9%            11,290,257
             (Cost $8,967,537) (b)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                     8,401
                                               --------------
             NET ASSETS -- 100.0%              $   11,298,658
                                               ==============

(a)   Non-income producing security.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,374,393 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $51,673. The net unrealized appreciation was
      $2,322,720.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2           LEVEL 3
                      LEVEL 1       SIGNIFICANT       SIGNIFICANT
                      QUOTED         OBSERVABLE      UNOBSERVABLE
                      PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $  11,290,257   $           --   $            --
                   ================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 35


FIRST TRUST DOW 30 EQUAL WEIGHT ETF (EDOW)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 3.2%
      14,472 Boeing (The) Co. (a)              $    3,466,912
                                               --------------
             BANKS -- 3.2%
      22,325 JPMorgan Chase & Co.                   3,472,431
                                               --------------
             BEVERAGES -- 3.2%
      63,720 Coca-Cola (The) Co.                    3,447,889
                                               --------------
             BIOTECHNOLOGY -- 3.4%
      14,740 Amgen, Inc.                            3,592,875
                                               --------------
             CAPITAL MARKETS -- 3.4%
       9,466 Goldman Sachs Group (The), Inc.        3,592,631
                                               --------------
             CHEMICALS -- 3.1%
      52,626 Dow, Inc.                              3,330,173
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 3.2%
      65,338 Cisco Systems, Inc.                    3,462,914
                                               --------------
             CONSUMER FINANCE -- 3.4%
      21,753 American Express Co.                   3,594,248
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 3.3%
      62,420 Verizon Communications, Inc.           3,497,393
                                               --------------
             ENTERTAINMENT -- 3.3%
      20,174 Walt Disney (The) Co. (a)              3,545,984
                                               --------------
             FOOD & STAPLES RETAILING -- 6.5%
      64,700 Walgreens Boots Alliance, Inc.         3,403,867
      25,425 Walmart, Inc.                          3,585,434
                                               --------------
                                                    6,989,301
                                               --------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.4%
       8,994 UnitedHealth Group, Inc.               3,601,557
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 3.3%
      15,104 McDonald's Corp.                       3,488,873
                                               --------------
             HOUSEHOLD PRODUCTS -- 3.4%
      26,535 Procter & Gamble (The) Co.             3,580,368
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 6.5%
      17,645 3M Co.                                 3,504,827
      15,892 Honeywell International, Inc.          3,485,910
                                               --------------
                                                    6,990,737
                                               --------------
             INSURANCE -- 3.2%
      23,165 Travelers (The) Cos., Inc.             3,468,032
                                               --------------
             IT SERVICES -- 6.6%
      23,655 International Business Machines
                Corp.                               3,467,586
      15,230 Visa, Inc., Class A                    3,561,079
                                               --------------
                                                    7,028,665
                                               --------------
             MACHINERY -- 3.3%
      16,215 Caterpillar, Inc.                      3,528,871
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
                -- 3.3%
      33,162 Chevron Corp.                     $    3,473,388
                                               --------------
             PHARMACEUTICALS -- 6.8%
      21,693 Johnson & Johnson                      3,573,705
      46,919 Merck & Co., Inc.                      3,648,890
                                               --------------
                                                    7,222,595
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 3.2%
      61,859 Intel Corp.                            3,472,764
                                               --------------
             SOFTWARE -- 6.9%
      13,876 Microsoft Corp.                        3,759,008
      14,891 salesforce.com, Inc. (a)               3,637,425
                                               --------------
                                                    7,396,433
                                               --------------
             SPECIALTY RETAIL -- 3.4%
      11,515 Home Depot (The), Inc.                 3,672,018
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 3.6%
      28,100 Apple, Inc.                            3,848,576
                                               --------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 3.9%
      27,123 NIKE, Inc., Class B                    4,190,232
                                               --------------
             TOTAL INVESTMENTS -- 100.0%          106,955,860
             (Cost $97,046,989) (b)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                    52,974
                                               --------------
             NET ASSETS -- 100.0%              $  107,008,834
                                               ==============

(a)   Non-income producing security.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,200,427 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $291,556. The net unrealized appreciation was
      $9,908,871.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                     LEVEL 2       LEVEL 3
                       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                       QUOTED      OBSERVABLE   UNOBSERVABLE
                       PRICES        INPUTS        INPUTS
                   ------------------------------------------
Common Stocks*     $ 106,955,860  $          --   $        --
                   ==========================================

* See Portfolio of Investments for industry breakout.

Page 36                 See Notes to Financial Statements


FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS --100.0%
             AEROSPACE & DEFENSE -- 1.7%
       6,901 General Dynamics Corp.            $    1,299,182
       5,860 Lockheed Martin Corp.                  2,217,131
       4,257 Northrop Grumman Corp.                 1,547,122
                                               --------------
                                                    5,063,435
                                               --------------
             AIR FREIGHT & LOGISTICS -- 0.9%
      20,097 Expeditors International of
                Washington, Inc.                    2,544,280
                                               --------------
             AUTOMOBILES -- 0.8%
      71,431 Ford Motor Co. (a)                     1,061,465
      22,699 General Motors Co. (a)                 1,343,100
                                               --------------
                                                    2,404,565
                                               --------------
             BANKS -- 3.4%
      17,336 Citigroup, Inc.                        1,226,522
      29,800 Citizens Financial Group, Inc.         1,366,926
      25,102 Fifth Third Bancorp                      959,650
      46,474 KeyCorp                                  959,688
       6,486 M&T Bank Corp.                           942,481
       9,369 PNC Financial Services Group
                (The), Inc.                         1,787,230
      88,269 Regions Financial Corp.                1,781,268
      22,734 Wells Fargo & Co.                      1,029,623
                                               --------------
                                                   10,053,388
                                               --------------
             BEVERAGES -- 1.5%
       1,325 Brown-Forman Corp., Class B               99,296
      26,900 Coca-Cola (The) Co.                    1,455,559
      30,920 Monster Beverage Corp. (a)             2,824,542
                                               --------------
                                                    4,379,397
                                               --------------
             BIOTECHNOLOGY -- 13.7%
         679 Alnylam Pharmaceuticals, Inc. (a)        115,104
       5,146 Amgen, Inc.                            1,254,338
      11,508 Biogen, Inc. (a)                       3,984,875
      81,841 BioMarin Pharmaceutical, Inc. (a)      6,828,813
      66,229 Gilead Sciences, Inc.                  4,560,529
      38,965 Incyte Corp. (a)                       3,278,125
      13,288 Regeneron Pharmaceuticals,
                Inc. (a)                            7,421,880
      43,625 Seagen, Inc. (a)                       6,887,515
      32,153 Vertex Pharmaceuticals, Inc. (a)       6,483,009
                                               --------------
                                                   40,814,188
                                               --------------
             BUILDING PRODUCTS -- 0.4%
      19,761 Masco Corp.                            1,164,121
                                               --------------
             CAPITAL MARKETS -- 3.6%
      34,384 Franklin Resources, Inc.               1,099,944
       3,196 MarketAxess Holdings, Inc.             1,481,634
      13,225 Moody's Corp.                          4,792,343
       3,342 S&P Global, Inc.                       1,371,724
      13,272 State Street Corp.                     1,092,020
       4,029 T. Rowe Price Group, Inc.                797,621
                                               --------------
                                                   10,635,286
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CHEMICALS -- 1.0%
      20,971 Corteva, Inc.                     $      930,064
       7,962 Sherwin-Williams (The) Co.             2,169,247
                                               --------------
                                                    3,099,311
                                               --------------
             COMMUNICATIONS EQUIPMENT
                -- 0.9%
      24,501 Cisco Systems, Inc.                    1,298,553
       6,313 Motorola Solutions, Inc.               1,368,974
                                               --------------
                                                    2,667,527
                                               --------------
             CONSUMER FINANCE -- 1.3%
      26,092 Ally Financial, Inc.                   1,300,425
      10,457 Capital One Financial Corp.            1,617,594
      22,373 Synchrony Financial                    1,085,538
                                               --------------
                                                    4,003,557
                                               --------------
             DISTRIBUTORS -- 0.3%
       2,017 Pool Corp.                               925,117
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.1%
       3,048 AT&T, Inc.                                87,721
       1,601 Verizon Communications, Inc.              89,704
                                               --------------
                                                      177,425
                                               --------------
             ELECTRIC UTILITIES -- 3.0%
      15,539 American Electric Power Co., Inc.      1,314,444
      47,806 Avangrid, Inc.                         2,458,663
      14,124 Duke Energy Corp.                      1,394,321
         936 Entergy Corp.                             93,319
      50,486 Exelon Corp.                           2,237,035
       2,664 FirstEnergy Corp.                         99,127
      21,670 Southern (The) Co.                     1,311,252
       1,393 Xcel Energy, Inc.                         91,771
                                               --------------
                                                    8,999,932
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 0.2%
      10,774 Amphenol Corp., Class A                  737,049
                                               --------------
             ENTERTAINMENT -- 0.0%
         704 Electronic Arts, Inc.                    101,256
                                               --------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 4.2%
       8,088 Alexandria Real Estate Equities,
                Inc.                                1,471,531
       4,007 American Tower Corp.                   1,082,451
         653 Digital Realty Trust, Inc.                98,250
      29,422 Duke Realty Corp.                      1,393,132
       4,617 Equinix, Inc.                          3,705,604
      17,982 Realty Income Corp.                    1,200,119
      11,225 SBA Communications Corp.               3,577,407
                                               --------------
                                                   12,528,494
                                               --------------
             FOOD & STAPLES RETAILING -- 1.6%
       4,735 Costco Wholesale Corp.                 1,873,497
      45,712 Kroger (The) Co.                       1,751,227
      19,534 Walgreens Boots Alliance, Inc.         1,027,684
                                               --------------
                                                    4,652,408
                                               --------------

                        See Notes to Financial Statements                Page 37


FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             FOOD PRODUCTS -- 5.5%
      47,052 Archer-Daniels-Midland Co.        $    2,851,351
       1,874 Campbell Soup Co.                         85,436
      28,858 General Mills, Inc.                    1,758,318
      15,010 Hershey (The) Co.                      2,614,442
      30,651 Hormel Foods Corp.                     1,463,585
       7,973 J.M. Smucker (The) Co.                 1,033,061
      10,633 Kellogg Co.                              684,021
      30,140 Kraft Heinz (The) Co.                  1,229,109
      17,731 McCormick & Co., Inc.                  1,566,002
      26,682 Mondelez International, Inc.,
                Class A                             1,666,024
      20,476 Tyson Foods, Inc., Class A             1,510,310
                                               --------------
                                                   16,461,659
                                               --------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 3.7%
      10,062 Abbott Laboratories                    1,166,488
      20,024 Baxter International, Inc.             1,611,932
       6,047 Becton, Dickinson and Co.              1,470,570
       3,123 Danaher Corp.                            838,088
         259 Dexcom, Inc. (a)                         110,593
       3,384 IDEXX Laboratories, Inc. (a)           2,137,165
       1,599 Masimo Corp. (a)                         387,677
      10,113 Medtronic PLC                          1,255,327
       8,328 ResMed, Inc.                           2,053,019
                                               --------------
                                                   11,030,859
                                               --------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.9%
       3,180 Anthem, Inc.                           1,214,124
      22,978 Cardinal Health, Inc.                  1,311,814
      26,105 Centene Corp. (a)                      1,903,838
      22,583 CVS Health Corp.                       1,884,325
       2,233 Humana, Inc.                             988,594
      21,616 Quest Diagnostics, Inc.                2,852,664
       3,226 UnitedHealth Group, Inc.               1,291,819
                                               --------------
                                                   11,447,178
                                               --------------
             HEALTH CARE TECHNOLOGY -- 1.8%
      30,741 Cerner Corp.                           2,402,717
      16,801 Teladoc Health, Inc. (a)               2,793,838
                                               --------------
                                                    5,196,555
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 0.5%
         247 Domino's Pizza, Inc.                     115,223
      11,368 Yum! Brands, Inc.                      1,307,661
                                               --------------
                                                    1,422,884
                                               --------------
             HOUSEHOLD DURABLES -- 1.1%
      12,916 D.R. Horton, Inc.                      1,167,219
       5,411 Garmin Ltd.                              782,647
      14,078 Lennar Corp., Class A                  1,398,649
                                               --------------
                                                    3,348,515
                                               --------------
             HOUSEHOLD PRODUCTS -- 4.2%
       8,107 Church & Dwight Co., Inc.                690,879
      30,657 Clorox (The) Co.                       5,515,501
      35,272 Colgate-Palmolive Co.                  2,869,377

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             HOUSEHOLD PRODUCTS (CONTINUED)
       3,454 Kimberly-Clark Corp.              $      462,076
      20,694 Procter & Gamble (The) Co.             2,792,241
                                               --------------
                                                   12,330,074
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 1.1%
      10,165 3M Co.                                 2,019,074
       2,798 Roper Technologies, Inc.               1,315,620
                                               --------------
                                                    3,334,694
                                               --------------
             INSURANCE -- 10.7%
      35,937 Aflac, Inc.                            1,928,379
      28,785 Allstate (The) Corp.                   3,754,715
      25,562 American International Group, Inc.     1,216,751
      12,393 Aon PLC, Class A                       2,958,953
      35,168 Arch Capital Group Ltd. (a)            1,369,442
       5,519 Arthur J. Gallagher & Co.                773,102
       6,591 Chubb Ltd.                             1,047,574
      11,096 Cincinnati Financial Corp.             1,294,016
      26,674 Hartford Financial Services Group
                (The), Inc.                         1,652,988
      24,007 Loews Corp.                            1,311,983
       1,023 Markel Corp. (a)                       1,214,004
      25,240 Marsh & McLennan Cos., Inc.            3,550,763
      39,685 MetLife, Inc.                          2,375,147
      31,352 Principal Financial Group, Inc.        1,981,133
      17,321 Progressive (The) Corp.                1,701,095
      21,718 Prudential Financial, Inc.             2,225,443
       9,143 Travelers (The) Cos., Inc.             1,368,799
                                               --------------
                                                   31,724,287
                                               --------------
             INTERNET & DIRECT MARKETING
                RETAIL -- 0.3%
      11,900 eBay, Inc.                               835,499
                                               --------------
             IT SERVICES -- 4.2%
       2,563 Accenture PLC, Class A                   755,547
      30,326 Akamai Technologies, Inc. (a)          3,536,011
      19,394 Broadridge Financial Solutions,
                Inc.                                3,132,713
       1,224 GoDaddy, Inc., Class A (a)               106,439
      12,293 Paychex, Inc.                          1,319,039
      15,681 VeriSign, Inc. (a)                     3,570,407
                                               --------------
                                                   12,420,156
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 2.6%
       2,485 Charles River Laboratories
                International, Inc. (a)               919,251
       1,440 Mettler-Toledo International,
                Inc. (a)                            1,994,889
      12,782 PerkinElmer, Inc.                      1,973,669
       3,593 Thermo Fisher Scientific, Inc.         1,812,561
       2,549 Waters Corp. (a)                         880,960
                                               --------------
                                                    7,581,330
                                               --------------
             MACHINERY -- 1.3%
       8,778 Dover Corp.                            1,321,967
       5,992 IDEX Corp.                             1,318,539
       5,946 Illinois Tool Works, Inc.              1,329,288
                                               --------------
                                                    3,969,794
                                               --------------

Page 38                 See Notes to Financial Statements


FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA -- 0.3%
      26,667 Fox Corp., Class A                $      990,146
                                               --------------
             METALS & MINING -- 0.6%
      17,472 Nucor Corp.                            1,676,089
                                               --------------
             MULTILINE RETAIL -- 1.3%
      13,917 Dollar General Corp.                   3,011,500
       3,641 Target Corp.                             880,175
                                               --------------
                                                    3,891,675
                                               --------------
             MULTI-UTILITIES -- 2.2%
      16,122 Ameren Corp.                           1,290,405
       1,502 CMS Energy Corp.                          88,738
      25,877 Consolidated Edison, Inc.              1,855,899
      27,066 Dominion Energy, Inc.                  1,991,246
       9,052 DTE Energy Co.                         1,173,139
         995 WEC Energy Group, Inc.                    88,505
                                               --------------
                                                    6,487,932
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 0.4%
      15,363 Valero Energy Corp.                    1,199,543
                                               --------------
             PHARMACEUTICALS -- 3.8%
       4,237 Johnson & Johnson                        698,003
      62,196 Merck & Co., Inc.                      4,836,983
      37,965 Pfizer, Inc.                           1,486,709
     288,440 Viatris, Inc.                          4,121,808
                                               --------------
                                                   11,143,503
                                               --------------
             PROFESSIONAL SERVICES -- 0.6%
         965 Leidos Holdings, Inc.                     97,561
       9,561 Verisk Analytics, Inc.                 1,670,498
                                               --------------
                                                    1,768,059
                                               --------------
             SOFTWARE -- 6.5%
       3,545 Adobe, Inc. (a)                        2,076,094
      27,741 Black Knight, Inc. (a)                 2,163,243
      21,948 Citrix Systems, Inc.                   2,573,842
         361 Coupa Software, Inc. (a)                  94,622
       2,912 Microsoft Corp.                          788,861
      41,047 Oracle Corp.                           3,195,098
      45,323 Splunk, Inc. (a)                       6,552,799
       6,866 Synopsys, Inc. (a)                     1,893,574
                                               --------------
                                                   19,338,133
                                               --------------
             SPECIALTY RETAIL -- 3.0%
       2,344 Home Depot (The), Inc.                   747,478
       3,795 Lowe's Cos., Inc.                        736,116
       8,031 O'Reilly Automotive, Inc. (a)          4,547,232
      16,227 Tractor Supply Co.                     3,019,196
                                               --------------
                                                    9,050,022
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 0.7%
       5,709 Apple, Inc.                              781,905
      82,854 Hewlett Packard Enterprise Co.         1,208,011
                                               --------------
                                                    1,989,916
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             TOBACCO -- 0.5%
      14,895 Philip Morris International, Inc. $    1,476,243
                                               --------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.6%
      33,178 Fastenal Co.                           1,725,256
                                               --------------
             TOTAL COMMON STOCKS
                -- 100.0%                         296,790,737
             (Cost $284,078,143)               --------------

             MONEY MARKET FUNDS -- 0.0%
      12,797 Dreyfus Government Cash
                Management Fund, Institutional
                Shares - 0.03% (b)                     12,797
     118,502 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (b)                     118,502
                                               --------------
             TOTAL MONEY MARKET FUNDS
                -- 0.0%                               131,299
             (Cost $131,299)                   --------------

             TOTAL INVESTMENTS -- 100.0%          296,922,036
             (Cost $284,209,442) (c)

             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                   138,996
                                               --------------
             NET ASSETS -- 100.0%              $  297,061,032
                                               ==============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of June 30, 2021.

(c)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,610,690 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,898,096. The net unrealized appreciation was
      $12,712,594.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2           LEVEL 3
                      LEVEL 1       SIGNIFICANT       SIGNIFICANT
                      QUOTED         OBSERVABLE      UNOBSERVABLE
                      PRICES           INPUTS           INPUTS
                   ------------------------------------------------
Common Stocks*     $ 296,790,737   $           --   $           --
Money Market
   Funds                 131,299               --                --
                   ------------------------------------------------
Total Investments  $ 296,922,036   $           --   $            --
                   ================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 39


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2021 (UNAUDITED)


                                                       FIRST TRUST       FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                     TOTAL US MARKET    DORSEY WRIGHT         DOW 30          LUNT U.S.
                                                       ALPHADEX(R)         PEOPLE'S        EQUAL WEIGHT    FACTOR ROTATION
                                                           ETF               ETF          PORTFOLIO ETF          ETF
                                                          (TUSA)            (DWPP)            (EDOW)            (FCTR)
                                                     ----------------  ----------------  ----------------  ----------------

ASSETS:
Investments, at value.............................    $   21,792,456    $   11,290,257    $  106,955,860    $  296,922,036
Cash..............................................                --             7,619            32,026                --
Receivables:
   Dividends......................................            19,603             6,258            64,848           287,169
   Securities lending income......................               292                --                --                --
   Capital shares sold............................                --                --                --         3,472,885
Prepaid expenses..................................             3,834                --                --                --
                                                      --------------    --------------    --------------    --------------
   Total Assets...................................        21,816,185        11,304,134       107,052,734       300,682,090
                                                      --------------    --------------    --------------    --------------
LIABILITIES:
Payables:
   Collateral for securities on loan..............           184,639                --                --                --
   Audit and tax fees.............................            17,960                --                --                --
   Investment advisory fees.......................            11,401             5,476            43,900           151,415
   Shareholder reporting fees.....................             3,363                --                --                --
   Trustees' fees.................................             1,548                --                --                --
   Licensing fees.................................               524                --                --                --
   Investment securities purchased................                --                --                --         3,469,643
Other liabilities.................................             3,649                --                --                --
                                                      --------------    --------------    --------------    --------------
   Total Liabilities..............................           223,084             5,476            43,900         3,621,058
                                                      --------------    --------------    --------------    --------------
NET ASSETS........................................    $   21,593,101    $   11,298,658    $  107,008,834    $  297,061,032
                                                      ==============    ==============    ==============    ==============
NET ASSETS CONSIST OF:
Paid-in capital...................................    $   18,082,007    $   19,145,691    $   99,732,356    $  266,409,389
Par value.........................................             4,500             3,500            34,978            85,500
Accumulated distributable earnings (loss).........         3,506,594        (7,850,533)        7,241,500        30,566,143
                                                      --------------    --------------    --------------    --------------
NET ASSETS........................................    $   21,593,101    $   11,298,658    $  107,008,834    $  297,061,032
                                                      ==============    ==============    ==============    ==============
NET ASSET VALUE, per share........................    $        47.98    $        32.28    $        30.59    $        34.74
                                                      ==============    ==============    ==============    ==============
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)..           450,002           350,002         3,497,756         8,550,002
                                                      ==============    ==============    ==============    ==============
Investments, at cost..............................    $   18,064,048    $    8,967,537    $   97,046,989    $  284,209,442
                                                      ==============    ==============    ==============    ==============
Securities on loan, at value......................    $      180,483    $           --    $           --    $           --
                                                      ==============    ==============    ==============    ==============


Page 40                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)


                                                       FIRST TRUST       FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                     TOTAL US MARKET    DORSEY WRIGHT         DOW 30          LUNT U.S.
                                                       ALPHADEX(R)         PEOPLE'S        EQUAL WEIGHT    FACTOR ROTATION
                                                           ETF               ETF          PORTFOLIO ETF          ETF
                                                          (TUSA)            (DWPP)            (EDOW)            (FCTR)
                                                     ----------------  ----------------  ----------------  ----------------

INVESTMENT INCOME:
Dividends.........................................    $      151,576    $       79,981    $      907,295    $    1,662,093
Securities lending income (net of fees)...........             1,160                --                --                --
Foreign withholding tax...........................               (33)              (13)               --                --
                                                      --------------    --------------    --------------    --------------
   Total investment income........................           152,703            79,968           907,295         1,662,093
                                                      --------------    --------------    --------------    --------------
EXPENSES:
Investment advisory fees..........................            48,321            33,199 (a)       203,633 (a)       681,056 (a)
Audit and tax fees................................            15,603                --                --                --
Shareholder reporting fees........................             7,952                --                --                --
Accounting and administration fees................             7,866                --                --                --
Licensing fees....................................             4,685                --                --                --
Trustees' fees and expenses.......................             3,069                --                --                --
Custodian fees....................................             1,602                --                --                --
Listing fees......................................             1,254                --                --                --
Transfer agent fees...............................               483                --                --                --
Registration and filing fees......................               390                --                --                --
Legal fees........................................               185                --                --                --
Other expenses....................................             1,086                --                --                --
                                                      --------------    --------------    --------------    --------------
   Total expenses.................................            92,496            33,199           203,633           681,056
   Less fees waived and expenses reimbursed by the
      investment advisor..........................           (24,664)               --                --                --
                                                      --------------    --------------    --------------    --------------
   Net expenses...................................            67,832            33,199           203,633           681,056
                                                      --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)......................            84,871            46,769           703,662           981,037
                                                      --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments....................................              (651)           37,576          (189,773)       (8,560,922)
   In-kind redemptions............................         3,070,905           213,433         2,838,697        40,662,301
                                                      --------------    --------------    --------------    --------------
Net realized gain (loss)..........................         3,070,254           251,009         2,648,924        32,101,379
                                                      --------------    --------------    --------------    --------------
Net change in unrealized appreciation
   (depreciation) on investments..................           (22,372)        1,155,906         5,988,297        (3,309,071)
                                                      --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)....................................         3,047,882         1,406,915         8,637,221        28,792,308
                                                      --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................    $    3,132,753    $    1,453,684    $    9,340,883    $   29,773,345
                                                      ==============    ==============    ==============    ==============


(a)   Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial
      Statements).

                        See Notes to Financial Statements                Page 41


FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        FIRST TRUST                         FIRST TRUST
                                                                      TOTAL US MARKET                      DORSEY WRIGHT
                                                                        ALPHADEX(R)                          PEOPLE'S
                                                                            ETF                            PORTFOLIO ETF
                                                                          (TUSA)                              (DWPP)
                                                              -------------------------------     -------------------------------
                                                                Six Months                          Six Months
                                                                  Ended                               Ended
                                                                6/30/2021        Year Ended         6/30/2021        Year Ended
                                                               (Unaudited)       12/31/2020        (Unaudited)       12/31/2020
                                                              --------------   --------------     --------------   --------------

OPERATIONS:
Net investment income (loss)..........................        $       84,871   $      146,002     $       46,769   $      211,578
Net realized gain (loss)..............................             3,070,254         (102,951)           251,009       (7,244,534)
Net change in unrealized appreciation (depreciation)..               (22,372)       1,663,834          1,155,906       (8,269,108)
                                                              --------------   --------------     --------------   --------------
Net increase (decrease) in net assets resulting
   from operations....................................             3,132,753        1,706,885          1,453,684      (15,302,064)
                                                              --------------   --------------     --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.................................               (73,720)        (165,965)           (44,940)        (240,000)
                                                              --------------   --------------     --------------   --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.............................            11,186,223        5,412,788                 --        6,707,616
Proceeds from shares acquired through reorganization..                    --               --                 --               --
Cost of shares redeemed...............................            (8,900,737)      (8,804,718)        (1,484,720)     (43,298,218)
                                                              --------------   --------------     --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions......................             2,285,486       (3,391,930)        (1,484,720)     (36,590,602)
                                                              --------------   --------------     --------------   --------------
Total increase (decrease) in net assets...............             5,344,519       (1,851,010)           (75,976)     (52,132,666)

NET ASSETS:
Beginning of period...................................            16,248,582       18,099,592         11,374,634       63,507,300
                                                              --------------   --------------     --------------   --------------
End of period.........................................        $   21,593,101   $   16,248,582     $   11,298,658   $   11,374,634
                                                              ==============   ==============     ==============   ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...............               400,002          500,002            400,002        1,900,002
Shares sold...........................................               250,000          150,000                 --          200,000
Shares issued through reorganization..................                    --               --                 --               --
Shares redeemed.......................................              (200,000)        (250,000)           (50,000)      (1,700,000)
                                                              --------------   --------------     --------------   --------------
Shares outstanding, end of period.....................               450,002          400,002            350,002          400,002
                                                              ==============   ==============     ==============   ==============


Page 42                 See Notes to Financial Statements



          FIRST TRUST                         FIRST TRUST
            DOW 30                             LUNT U.S.
         EQUAL WEIGHT                       FACTOR ROTATION
              ETF                                 ETF
            (EDOW)                              (FCTR)
-------------------------------     -------------------------------
  Six Months                          Six Months
    Ended                               Ended
  6/30/2021        Year Ended         6/30/2021        Year Ended
 (Unaudited)       12/31/2020        (Unaudited)       12/31/2020
--------------   --------------     --------------   --------------

$      703,662   $      788,789     $      981,037   $      356,145
     2,648,924        2,725,877         32,101,379       17,001,136
     5,988,297        1,847,818         (3,309,071)      12,191,167
--------------   --------------     --------------   --------------

     9,340,883        5,362,484         29,773,345       29,548,448
--------------   --------------     --------------   --------------

      (713,042)        (796,961)          (881,545)        (405,400)
--------------   --------------     --------------   --------------

    43,101,347       82,844,105        406,154,158      229,904,890
            --       21,476,818                 --               --
   (16,714,667)     (79,969,157)      (269,141,430)    (190,587,189)
--------------   --------------     --------------   --------------

    26,386,680       24,351,766        137,012,728       39,317,701
--------------   --------------     --------------   --------------
    35,014,521       28,917,289        165,904,528       68,460,749

    71,994,313       43,077,024        131,156,504       62,695,755
--------------   --------------     --------------   --------------
$  107,008,834   $   71,994,313     $  297,061,032   $  131,156,504
==============   ==============     ==============   ==============

     2,647,756        1,650,002          4,450,002        2,750,002
     1,450,000        3,650,000         12,300,000        9,500,000
            --          797,754                 --               --
      (600,000)      (3,450,000)        (8,200,000)      (7,800,000)
--------------   --------------     --------------   --------------
     3,497,756        2,647,756          8,550,002        4,450,002
==============   ==============     ==============   ==============


                        See Notes to Financial Statements                Page 43


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

                                             SIX MONTHS
                                               ENDED                               YEAR ENDED DECEMBER 31,
                                             6/30/2021     ------------------------------------------------------------------------
                                            (UNAUDITED)        2020           2019           2018           2017           2016
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period         $    40.62     $    36.20     $    29.22     $    32.85     $    27.74     $    24.34
                                             ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.20           0.35           0.40           0.34           0.25           0.32
Net realized and unrealized gain (loss)            7.33           4.47           6.99          (3.64)          5.12           3.43
                                             ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                   7.53           4.82           7.39          (3.30)          5.37           3.75
                                             ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.17)         (0.40)         (0.41)         (0.33)         (0.26)         (0.35)
                                             ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period               $    47.98     $    40.62     $    36.20     $    29.22     $    32.85     $    27.74
                                             ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                  18.56%         13.65%         25.36%        (10.13)%        19.44%         15.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $   21,593     $   16,249     $   18,100     $   13,151     $   14,783     $    8,321
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.96% (b)      1.16%          1.02%          1.57%          1.69%          1.96%
Ratio of net expenses to average net
   assets                                          0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                              0.88% (b)      1.04%          1.20%          1.03%          0.88%          1.17%
Portfolio turnover rate (c)                          48%           125%           119%           110%           112%           113%

FIRST TRUST DORSEY WRIGHT PEOPLE'S PORTFOLIO ETF (DWPP)

                                             SIX MONTHS
                                               ENDED                               YEAR ENDED DECEMBER 31,
                                             6/30/2021     ------------------------------------------------------------------------
                                            (UNAUDITED)        2020           2019           2018           2017           2016
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period         $    28.44     $    33.42     $    25.96     $    28.64     $    23.80     $    24.07
                                             ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.14           0.11           0.37           0.33           0.30           0.38
Net realized and unrealized gain (loss)            3.83          (4.94)          7.45          (2.67)          4.84          (0.25)
                                             ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                   3.97          (4.83)          7.82          (2.34)          5.14           0.13
                                             ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.13)         (0.15)         (0.36)         (0.34)         (0.30)         (0.40)
                                             ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period               $    32.28     $    28.44     $    33.42     $    25.96     $    28.64     $    23.80
                                             ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                  14.01%        (14.42)%        30.24%         (8.26)%        21.71%          0.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $   11,299     $   11,375     $   63,507     $   35,042     $   30,072     $    3,569
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net expenses to average net
   assets                                          0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                              0.85% (b)      0.69%          1.28%          1.19%          1.29%          1.59%
Portfolio turnover rate (c)                           4%           114%            30%            32%            30% (d)         4%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns for First Trust Total US Market
      AlphaDEX(R) ETF would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   The variation in the portfolio turnover rate is due to the change in the
      Fund's underlying index effective August 18, 2017, which resulted in a complete rebalance of the Fund's portfolio.

Page 44                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST DOW 30 EQUAL WEIGHT ETF (EDOW)

                                             SIX MONTHS
                                               ENDED                YEAR ENDED DECEMBER 31,
                                             6/30/2021     ------------------------------------------   PERIOD ENDED
                                            (UNAUDITED)        2020           2019           2018      12/31/2017 (a)
                                            ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period         $    27.19     $    26.11     $    21.43     $    22.00     $    19.97
                                             ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.24           0.50           0.47           0.40           0.17
Net realized and unrealized gain (loss)            3.40           1.08           4.70          (0.58)          2.03
                                             ----------     ----------     ----------     ----------     ----------
Total from investment operations                   3.64           1.58           5.17          (0.18)          2.20
                                             ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.24)         (0.50)         (0.49)         (0.39)         (0.17)
                                             ----------     ----------     ----------     ----------     ----------
Net asset value, end of period               $    30.59     $    27.19     $    26.11     $    21.43     $    22.00
                                             ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                  13.39%          6.41%         24.27%         (0.88)%        11.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  107,009     $   71,994     $   43,077     $   12,859     $    2,200
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.50% (c)      0.50%          0.50%          0.50%          0.50% (c)
Ratio of net expenses to average net
   assets                                          0.50% (c)      0.50%          0.50%          0.50%          0.50% (c)
Ratio of net investment income (loss) to
   average net assets                              1.73% (c)      2.11%          1.99%          2.33%          1.99% (c)
Portfolio turnover rate (d)                           8%            31%            13%            16%            20%

FIRST TRUST LUNT U.S. FACTOR ROTATION ETF (FCTR)

                                             SIX MONTHS
                                               ENDED         YEAR ENDED DECEMBER 31,
                                             6/30/2021     ---------------------------   PERIOD ENDED
                                            (UNAUDITED)        2020           2019      12/31/2018 (a)
                                            ------------   ------------   ------------   ------------
Net asset value, beginning of period         $    29.47     $    22.80     $    17.67     $    20.23
                                             ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.13           0.12           0.23           0.12
Net realized and unrealized gain (loss)            5.26           6.68           5.12          (2.56)
                                             ----------     ----------     ----------     ----------
Total from investment operations                   5.39           6.80           5.35          (2.44)
                                             ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.12)         (0.13)         (0.22)         (0.12)
                                             ----------     ----------     ----------     ----------
Net asset value, end of period               $    34.74     $    29.47     $    22.80     $    17.67
                                             ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                  18.31%         30.02%         30.35%        (12.09)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  297,061     $  131,157     $   62,696     $   28,269
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.65% (c)      0.65%          0.65%          0.65% (c)
Ratio of net expenses to average net
   assets                                          0.65% (c)      0.65%          0.65%          0.65% (c)
Ratio of net investment income (loss) to
   average net assets                              0.94% (c)      0.42%          1.17%          1.48% (c)
Portfolio turnover rate (d)                         149%           460%           246%           183%


(a)   Inception dates for EDOW and FCTR are August 8, 2017 and July 25, 2018,
      respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 45


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8,
2003, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-two exchange-traded funds. This report covers the four funds (each a "Fund" and collectively, the "Funds") listed below:

        First Trust Total US Market AlphaDEX(R) ETF - (The Nasdaq Stock Market
           LLC ("Nasdaq") ticker "TUSA")
        First Trust Dorsey Wright People's Portfolio ETF - (Nasdaq ticker
           "DWPP")
        First Trust Dow 30 Equal Weight ETF - (NYSE Arca, Inc. ("NYSE Arca")
           ticker "EDOW")
        First Trust Lunt U.S. Factor Rotation ETF - (Cboe BZX Exchange, Inc.
           ("Cboe BZX") ticker "FCTR")

Each Fund represents a separate series of beneficial interest in the Trust.
Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                            INDEX
First Trust Total US Market AlphaDEX(R) ETF                     NASDAQ AlphaDEX(R) Total US Market Index
First Trust Dorsey Wright People's Portfolio ETF                Nasdaq Dorsey Wright People's Portfolio Index
First Trust Dow 30 Equal Weight ETF                             Dow Jones Industrial Average(R) Equal Weight Index
First Trust Lunt U.S. Factor Rotation ETF                       Lunt Capital Large Cap Factor Rotation Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

      U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2021, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

                                                                         Page 47


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A
Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities.
Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral.
The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2021, only TUSA had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the
U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2021 were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of June 30, 2021.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2020 was as follows:


                                                                                            Distributions        Distributions
                                                                     Distributions paid          paid                paid
                                                                       from Ordinary         from Capital         from Return
                                                                           Income               Gains             of Capital
                                                                     ------------------    ----------------    -----------------
First Trust Total US Market AlphaDEX(R) ETF                            $      165,965        $         --        $          --
First Trust Dorsey Wright People's Portfolio ETF                              240,000                  --                   --
First Trust Dow 30 Equal Weight ETF                                           796,961                  --                   --
First Trust Lunt U.S. Factor Rotation ETF                                     405,400                  --                   --


As of December 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                             Accumulated
                                                                       Undistributed         Capital and        Net Unrealized
                                                                          Ordinary              Other            Appreciation
                                                                           Income            Gain (Loss)        (Depreciation)
                                                                     ------------------    ----------------    -----------------
First Trust Total US Market AlphaDEX(R) ETF                            $        2,446        $ (3,213,939)       $   3,659,054
First Trust Dorsey Wright People's Portfolio ETF                                   --         (10,425,850)           1,166,573
First Trust Dow 30 Equal Weight ETF                                                --          (4,160,749)           2,774,408
First Trust Lunt U.S. Factor Rotation ETF                                          --         (12,812,202)          14,486,545


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

                                                                         Page 49


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For TUSA, DWPP, and EDOW, the taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. For FCTR, the taxable years ended 2018, 2019, and 2020 remain open to federal and state audit. As of June 30, 2021, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                                        Non-Expiring
                                                                        Capital Loss
                                                                       Carryforwards
                                                                     ------------------
First Trust Total US Market AlphaDEX(R) ETF                            $    3,213,939
First Trust Dorsey Wright People's Portfolio ETF                           10,425,850
First Trust Dow 30 Equal Weight ETF*                                        4,160,749
First Trust Lunt U.S. Factor Rotation ETF                                  12,812,202


*     $3,196,583 of First Trust Dow 30 Equal Weight ETF's non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $212,620 per year.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2020, the Funds had no net late year ordinary or capital losses.

H. EXPENSES

Expenses that are directly related to First Trust Total US Market AlphaDEX(R)
ETF are charged directly to the Fund. Expenses for First Trust Dorsey Wright
People's Portfolio ETF, First Trust Dow 30 Equal Weight ETF and First Trust Lunt
U.S. Factor Rotation ETF (the "Unitary Fee Funds"), other than excluded expenses
(discussed in Note 3), are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following
"Licensors" for the respective Funds:


FUND                                                            LICENSOR
First Trust Total US Market AlphaDEX(R) ETF                     Nasdaq, Inc.
First Trust Dorsey Wright People's Portfolio ETF                Nasdaq, Inc.
First Trust Dow 30 Equal Weight ETF                             S&P Dow Jones Indices LLC
First Trust Lunt U.S. Factor Rotation ETF                       Lunt Capital Management, Inc.


The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The First Trust Total US
Market AlphaDEX(R) ETF is required to pay licensing fees, which are shown on the
Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the First Trust Total US Market AlphaDEX(R) ETF, First Trust is paid an annual management fee of 0.50% of the Fund's average daily net assets. For such
Fund, the Trust and the Advisor have entered into an Expense Reimbursement, Fee
Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year
(the "Expense Cap"). The Expense Cap will be in effect until at least April 30,
2023.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended
June 30, 2021 and fees waived or expenses borne by First Trust subject to recovery from the Fund for the periods indicated were as follows:


                                                                             Fees Waived and Expenses Borne by
                                                                              First Trust Subject to Recovery
                                                               -------------------------------------------------------------
                                   Advisory                    Six Months      Year         Year      Six Months
                                      Fee         Expense        Ended        Ended        Ended        Ended
                                    Waivers    Reimbursement   12/31/2018   12/31/2019   12/31/2020   6/30/2021      Total
                                   ---------   -------------   ----------   ----------   ----------   ----------   ---------
First Trust Total US Market
   AlphaDEX(R) ETF                 $  24,664   $          --   $   77,287   $   54,452   $   63,952   $   24,664   $ 220,355


For the First Trust Dorsey Wright People's Portfolio ETF, First Trust Dow 30
Equal Weight ETF and First Trust Lunt U.S. Factor Rotation ETF, First Trust is
paid an annual unitary management fee of 0.60%, 0.50%, and 0.65%, respectively, of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding fee payments under the
Investment Management Agreement, distribution and service fees pursuant to a
Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. Pursuant to a contractual agreement between the Trust, on behalf of DWPP, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by DWPP so that the
Fund would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the
Trust's Board of Trustees or (ii) upon the termination of the Fund's management agreement with First Trust. First Trust does not have the right to recover the fees waived that are attributable to acquired fund fees and expenses of the shares of investment companies advised by First Trust.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined- outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                               4. REORGANIZATION

On January 30, 2020, the Board of Trustees of First Trust Mega Cap AlphaDEX(R)
Fund ("FMK") and EDOW approved a reorganization of EDOW with FMK. The reorganization was completed on December 14, 2020. EDOW was the surviving fund.

                                                                         Page 51

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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

Under the terms of the reorganization, which was tax-free, the assets of FMK were transferred to, and the liabilities of FMK were assumed by, EDOW in exchange for shares of EDOW. The cost of the investments received from FMK was carried forward to EDOW for U.S. GAAP and tax purposes. The EDOW shares were then distributed to FMK shareholders and the separate existence of FMK ceased.
The reorganization was subject to certain conditions, including that the reorganization was approved on November 9, 2020, by the shareholders of EDOW.
When the reorganization occurred, the transactions were based on the relative
NAVs of FMK and EDOW.

The following table summarizes the asset transfers and conversion ratios for the reorganization.


                             Net Assets on     Unrealized    Accumulated     Shares     Acquiring                 Net Assets on
  Acquired       Shares      December 11,     Appreciation   Net Realized  Conversion  (Surviving)    Shares      December 11,
    Fund        Redeemed         2020        (Depreciation)  Gain (Loss)     Ratio        Fund        Issued          2020*
--------------------------------------------------------------------------------------------------------------------------------
    FMK            500,002  $    21,476,818  $      628,735  $ (2,594,062)   1.595502     EDOW          797,754  $    51,151,076


* Amount reflects net assets of EDOW prior to the reorganization.

The following table summarizes the operations of the Acquired Fund for the period August 1, 2020 to December 11, 2020, and the operations of EDOW, the
Acquiring (Surviving) Fund, for the fiscal year ended December 31, 2020, as presented in the Statements of Operations and the combined Acquired and
Acquiring (Surviving) Funds' pro-forma results of operations for the fiscal year ended December 31, 2020, assuming the acquisition had been completed on January
1, 2020.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of FMK that have been included in EDOW's Statement of Operations since December 11, 2020.


                                                                                    Net Realized and
                                                                                       Change in
                                                                                       Unrealized       Net Increase
                                                                  Net Investment      Gain (Loss)      (Decrease) from
                                                                      Income         on Investments      Operations
                                                                  ---------------   ----------------   ---------------
Acquired Fund for the period August 1, 2020 to December 11, 2020
   FMK                                                            $       109,271   $      3,543,108   $     3,652,379
Acquiring Fund for the fiscal year ended December 31, 2020
   EDOW                                                                   788,789          5,202,430         5,991,219
                                                                  ---------------   ----------------   ---------------
Combined Total                                                    $       898,060   $      8,745,538   $     9,643,598
                                                                  ===============   ================   ===============


                      5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust Total US Market AlphaDEX(R) ETF                       $     9,144,686   $     9,082,143
First Trust Dorsey Wright People's Portfolio ETF                          403,714           391,500
First Trust Dow 30 Equal Weight ETF                                     7,054,254         6,975,970
First Trust Lunt U.S. Factor Rotation ETF                             311,531,348       311,506,192


For the six months ended June 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust Total US Market AlphaDEX(R) ETF                       $    11,143,264   $     8,914,228
First Trust Dorsey Wright People's Portfolio ETF                               --         1,478,213
First Trust Dow 30 Equal Weight ETF                                    43,029,718        16,678,541
First Trust Lunt U.S. Factor Rotation ETF                             405,304,192       268,372,919



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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

                  6. CREATION, REDEMPTION AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2023.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                               10. OTHER MATTERS

By operation of law, EDOW now operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act.

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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price


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ADDITIONAL INFORMATION (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of
"reasonably" normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread.
Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

                                                                         Page 55

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--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreements (as applicable to a specific Fund, the
"Agreement" and collectively, the "Agreements") with First Trust Advisors L.P.
(the "Advisor") on behalf of the following four series of the Trust (each a
"Fund" and collectively, the "Funds"):

        First Trust Total US Market AlphaDEX(R) ETF (TUSA)
        First Trust Dorsey Wright People's Portfolio ETF (DWPP)
        First Trust Dow 30 Equal Weight ETF (EDOW)
        First Trust Lunt U.S. Factor Rotation ETF (FCTR)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2022 at a meeting held on June 6-7, 2021. The
Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 26, 2021 and June 6-7, 2021, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by TUSA and the unitary fee rates payable by each of
DWPP, EDOW and FCTR (each a "Unitary Fee Fund" and collectively, the "Unitary
Fee Funds") as compared to fees charged to a peer group of funds (the "Expense
Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the
Fund's Expense Group and Expense Universe; performance information for each
Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each
Fund and the potential for the Advisor to realize economies of scale, if any;
profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and
information on the Advisor's compliance program. The Board reviewed initial


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ADDITIONAL INFORMATION (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

materials with the Advisor at the meeting held on April 26, 2021, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the
Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 6-7, 2021 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the
Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing TUSA's advisory fee and the Unitary Fee Funds' unitary fees.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.
The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 26, 2021 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the
First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the
Agreements have been and are expected to remain satisfactory and that the
Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

With respect to TUSA, the Board considered the advisory fee rate payable by TUSA under the Agreement for the services provided. The Board considered that the
Advisor agreed to extend the current expense cap for TUSA through April 30,
2023. The Board noted that expenses reimbursed and fees waived are subject to recovery by the Advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment would be made by the Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in TUSA's Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because TUSA's Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total
(net) expense ratio of TUSA was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to TUSA's Expense Group, the
Board, at the April 26, 2021 meeting, discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between TUSA and other non-ETF clients that limited their comparability. In considering the advisory fee rate for TUSA overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to TUSA and the other funds in the First Trust
Fund Complex.

With respect to each Unitary Fee Fund, the Board considered the unitary fee rate payable by each Fund under the applicable Agreement for the services provided.
The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Unitary Fee Funds' Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including
ETFs) and non-fund clients, as applicable. Because each Unitary Fee Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for each Unitary Fee Fund was above the median total (net)
expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups for the Unitary Fee Funds, the Board, at the April 26, 2021
meeting, discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the

                                                                         Page 57


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the
Unitary Fee Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates for the Unitary Fee Funds overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each Unitary Fee Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2020 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. With respect to TUSA, the Board noted that during 2015, the Fund changed its underlying index to an index using the AlphaDEX(R) stock selection methodology, and that the performance information included a blend of the old and new indexes. The Board also considered the Advisor's explanations of how the AlphaDEX(R) stock selection methodology impacts Fund performance in various market environments, and the Advisor's statement that AlphaDEX(R) is designed to provide long-term outperformance. With respect to DWPP, the Board noted that during 2017, the Fund changed its underlying index to the Nasdaq Dorsey Wright People's Portfolio
Index, and that the performance information included a blend of the old and new indexes. Based on the information provided for each Fund and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index, and noted the Advisor's discussion of TUSA's and DWPP's performance at the April 26, 2021 meeting. However, given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees and expenses of TUSA, the unitary fees of the Unitary Fee Funds and the performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for TUSA and the unitary fee for each Unitary Fee Fund continue to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase during the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. For the Unitary Fee Funds, the Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2020 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2021 (UNAUDITED)

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 59


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund
--------------------------------------------------------------------------------

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)

-------------------------------
Semi-Annual Report
For the Period January 20, 2021
(Commencement of Operations)
through June 30, 2021
-------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2021

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe Vest(SM) Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund (the "Trust") described in this report (FT Cboe Vest Gold Strategy Quarterly Buffer ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the FT
Cboe Vest Gold Strategy Quarterly Buffer ETF (the "Fund"), which contains detailed information about the Fund since its inception on January 20, 2021 through June 30, 2021. Please note that information contained in this letter and the semi-annual report prior to the Fund's inception date does not apply to the
Fund.

Since December of 2008, the Federal Reserve (the "Fed") has largely maintained an extremely accommodating stance on monetary policy. In other words, it has kept interest rates at very low levels, and has done so on purpose. From
December 2008 through June 2021 (a period that captured a portion of the financial crisis of 2007-2008 and the entire coronavirus ("COVID-19") pandemic), the Federal Funds target rate (upper bound) stood at 0.25% for approximately eight years and three months of that 12.5-year period. That is an aggressive posture to hold for such a long duration. For comparative purposes, the Federal
Funds target rate averaged 4.50% for the 20-year period ended December 31, 2008.
All along, the Fed has been signaling to savers, investors, and businesses alike that it wanted them to assume more risk. The Fed did not want money just sitting idle on the sidelines. It wanted the money to be put to work, so to speak, in such a way that it would stimulate U.S. economic growth and stave off any deflationary pressures potentially looming. It has been a tough road to hoe, as
I'm sure those investors who follow the economy closely have noticed.

Why am I taking this trip down memory lane? It is because the Federal Funds target rate currently stands at 0.25%, just like it did back in December 2008.
We can cite the severe hit to many parts of the U.S. economy from the COVID-19 pandemic, such as the leisure and travel industry, as to why the target rate has returned to such a low level. For all intents and purposes, until the economy reaches full employment (4% unemployment rate) and a 2% plus inflation rate for a sustained period, the Fed has stated that it intends to maintain the status quo. Since inflation has risen notably in recent months, the Fed is now forecasting a couple of rate hikes in 2023. At a minimum, that is still 18 months away. Keep in mind, however, the Fed reserves the right to change its posture at any time.

As previously noted, the Fed has been encouraging savers and investors to assume more risk for over a decade. One of the best barometers of risk in the securities markets is the default rate on speculative-grade (below investment-grade) debt, in my opinion. High yield corporate bonds behave like a hybrid security between other fixed-income securities and stocks. They share behavioral characteristics of both, and they are economically sensitive. Moody's reported that its global speculative-grade default rate stood at 4.0% in June
2021, according to its own release. Moody's puts the historical average default rate at 4.2%. Its baseline scenario sees the default rate declining to 1.7% by
December 2021. Moody's recorded 28 defaults over the first six months of 2021, down from 114 defaults over the same period a year ago. I believe that investors should take some comfort in knowing that defaults are trending lower, not higher, in the current economic climate.

Companies have heeded the Fed's call for risk-taking, as measured by this year's robust global mergers and acquisitions ("M&A") activity. Global M&A activity set a record high in the first half of 2021, with announced deals valued at $2.8 trillion, according to data from Refinitiv. U.S. M&A activity also reached a record high, coming in at $1.3 trillion for the same period, or around 46% of the global total. M&A specialists expect deal-making to remain robust for the rest of 2021, due to low borrowing costs and stronger economic growth.

In closing, we welcome the reopening of the U.S. economy and, hopefully, the global economy shortly thereafter. We encourage investors to stay the course even though the markets could experience some turbulence in the months ahead.
The potential for additional volatility represents an opportunity for investors to check their asset allocation levels to determine if they are suitable for an extended inflationary climate.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)

The investment objective of the FT Cboe Vest Gold Strategy Quarterly Buffer ETF
is to seek to provide investors with returns (before fees, expenses and taxes)
that match the price return of the SPDR(R) Gold Trust (the "Underlying ETF"), up to a predetermined upside cap of 3.94% (before fees, expenses and taxes) and
3.71% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -15%
(before fees, expenses and taxes) over the period from June 1, 2021 to August
31, 2021 (the "Outcome Period"). Under normal market conditions, the Fund, through a wholly owned subsidiary (the "Subsidiary"), organized under the laws of the Cayman Island, will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. The Fund does not invest directly in FLEX Options. The Fund gains exposure to these investments exclusively by investing in the Subsidiary.
The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter.

Subsequent Target Outcome Periods will begin on the day the prior Target Outcome
Period ends and will end on the approximate three-month anniversary of that new
Target Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome
Period based upon prevailing market conditions at the beginning of each Outcome
Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "BGLD".


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (1/20/21)
                                                                 to 6/30/21

FUND PERFORMANCE
NAV                                                                -3.55%
Market Price                                                       -3.30%

INDEX PERFORMANCE
LBMA Gold Price                                                    -5.22%
S&P 500(R) Index                                                   11.57%
--------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        JANUARY 20, 2021 - JUNE 30, 2021

                FT Cboe Vest
               Gold Strategy
            Quarterly Buffer ETF        LBMA Gold Price        S&P 500(R) Index
1/20/21           $10,000                   $10,000                $10,000
6/30/21             9,645                     9,478                 11,157


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2021

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to FT Cboe Vest Gold Strategy Quarterly Buffer ETF ("BGLD") (the
"Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                                  SUB-ADVISOR

Cboe Vest(SM) Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Fund. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. Cboe Vest, with principal offices at 1765 Greensboro
Station Pl., 9th Floor, McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $3,408 million under management or committed to management as of June 30, 2021.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST
HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST


FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2021 (UNAUDITED)

As a shareholder of FT Cboe Vest Gold Strategy Quarterly Buffer ETF (the
"Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended June 30, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE    JANUARY 20, 2021 (a)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS            TO
                                               JANUARY 20, 2021 (a)    JUNE 30, 2021      IN THE PERIOD     JUNE 30, 2021 (b)
------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)

Actual                                              $1,000.00           $  964.50             0.90%              $3.92
Hypothetical (5% return before expenses)            $1,000.00           $1,020.33             0.90%              $4.51


(a) Inception date.
(b) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January
    20, 2021 through June 30, 2021), multiplied by 162/365. Hypothetical expenses are assumed for the most recent six-month period.

                                                                          Page 5


FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED         STATED
    VALUE                                  DESCRIPTION                                  COUPON        MATURITY         VALUE
-------------   ------------------------------------------------------------------   ------------   ------------   ------------
U.S. TREASURY BILLS -- 98.7%
$   7,611,100   U.S. Treasury Bill (a)............................................        (b)         08/26/21     $  7,610,656
                (Cost $7,610,918)                                                                                  ------------

    SHARES                                                DESCRIPTION                                                  VALUE
-------------   ------------------------------------------------------------------------------------------------   ------------
MONEY MARKET FUNDS -- 0.6%
       47,830   Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (c).......................         47,830
                (Cost $47,830)                                                                                     ------------
                TOTAL INVESTMENTS -- 99.3%......................................................................      7,658,486
                (Cost $7,658,748) (d)                                                                              ------------

  NUMBER OF                                                             NOTIONAL       EXERCISE      EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT         PRICE           DATE           VALUE
-------------   ---------------------------------------------------   ------------   ------------   ------------   ------------
CALL OPTIONS PURCHASED -- 1.4%
          451   SPDR(R) Gold Shares ...............................   $  7,469,913   $     169.46     08/31/21          105,712
                (Cost $503,325)                                                                                    ------------

WRITTEN OPTIONS -- (0.6)%

CALL OPTIONS WRITTEN -- (0.2)%
         (451)  SPDR(R) Gold Shares ...............................     (7,469,913)        185.41     08/31/21          (12,930)
                (Premiums received $131,148)                                                                       ------------

PUT OPTIONS WRITTEN -- (0.4)%
         (451)  SPDR(R) Gold Shares ...............................     (7,469,913)        151.62     08/31/21          (34,755)
                (Premiums received $15,125)                                                                        ------------
                TOTAL WRITTEN OPTIONS...........................................................................        (47,685)
                (Premiums received $146,273)                                                                       ------------
                NET OTHER ASSETS AND LIABILITIES -- (0.1)%......................................................         (5,062)
                                                                                                                   ------------
                NET ASSETS -- 100.0%............................................................................   $  7,711,451
                                                                                                                   ============


-----------------------------
(a)   This security or a portion of this security is segregated as collateral for written options contracts.

(b)   Zero coupon security.

(c)   Rate shown reflects yield as of June 30, 2021.

(d)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $118,218 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $417,505. The net unrealized depreciation was
      $299,287. The unrealized amounts presented are inclusive of derivative contracts.

Page 6           See Notes to Consolidated Financial Statements


FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated
Financial Statements):


                                                      ASSETS TABLE
                                                                                             LEVEL 2          LEVEL 3
                                                            TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          6/30/2021          PRICES           INPUTS           INPUTS
                                                        --------------   --------------   --------------   --------------
U.S. Treasury Bills..................................   $    7,610,656   $           --   $    7,610,656   $           --
Money Market Funds...................................           47,830           47,830               --               --
                                                        --------------   --------------   --------------   --------------
Total Investments....................................        7,658,486           47,830        7,610,656               --
Call Options Purchased...............................          105,712               --          105,712               --
                                                        --------------   --------------   --------------   --------------
Total................................................   $    7,764,198   $       47,830   $    7,716,368   $           --
                                                        ==============   ==============   ==============   ==============

                                                    LIABILITIES TABLE
                                                                                             LEVEL 2          LEVEL 3
                                                            TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          6/30/2021          PRICES           INPUTS           INPUTS
                                                        --------------   --------------   --------------   --------------
Call Options Written.................................   $      (12,930)  $           --   $      (12,930)  $           --
Put Options Written..................................          (34,755)              --          (34,755)              --
                                                        --------------   --------------   --------------   --------------
Total................................................   $      (47,685)  $           --   $      (47,685)  $           --
                                                        ==============   ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements           Page 7


FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2021 (UNAUDITED)


ASSETS:
Investments, at value..................................................    $     7,658,486
Options contracts purchased, at value..................................            105,712
Cash...................................................................                 46
Dividends receivable...................................................                 33
                                                                           ---------------
   Total Assets........................................................          7,764,277
                                                                           ---------------

LIABILITIES:
Options contracts written, at value....................................             47,685
Investment advisory fees payable.......................................              5,141
                                                                           ---------------
   Total Liabilities...................................................             52,826
                                                                           ---------------
NET ASSETS.............................................................    $     7,711,451
                                                                           ===============

NET ASSETS CONSIST OF:
Paid-in capital........................................................    $     7,822,507
Par value..............................................................              4,000
Accumulated distributable earnings (loss)..............................           (115,056)
                                                                           ---------------
NET ASSETS.............................................................    $     7,711,451
                                                                           ===============
NET ASSET VALUE, per share.............................................    $         19.28
                                                                           ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            400,002
                                                                           ===============
Investments, at cost...................................................    $     7,658,748
                                                                           ===============
Premiums paid on options contracts purchased...........................    $       503,325
                                                                           ===============
Premiums received on options contracts written.........................    $       146,273
                                                                           ===============


Page 8           See Notes to Consolidated Financial Statements


FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2021 (a) (UNAUDITED)


INVESTMENT INCOME:
Interest...............................................................    $           629
Dividends..............................................................                 80
                                                                           ---------------
   Total investment income.............................................                709
                                                                           ---------------

EXPENSES:
Investment advisory fees...............................................             22,526
                                                                           ---------------
   Total expenses......................................................             22,526
                                                                           ---------------
NET INVESTMENT INCOME (LOSS)...........................................            (21,817)
                                                                           ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................                  1
   Purchased options contracts.........................................            345,107
   Written options contracts...........................................           (139,060)
                                                                           ---------------
Net realized gain (loss)...............................................            206,048
                                                                           ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................               (262)
   Purchased options contracts.........................................           (397,613)
   Written options contracts...........................................             98,588
                                                                           ---------------
Net change in unrealized appreciation (depreciation)...................           (299,287)
                                                                           ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            (93,239)
                                                                           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................    $      (115,056)
                                                                           ===============


(a)   Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                 See Notes to Consolidated Financial Statements           Page 9


FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS


                                                                               PERIOD
                                                                                ENDED
                                                                            6/30/2021 (a)
                                                                             (UNAUDITED)
                                                                           ---------------
OPERATIONS:
Net investment income (loss)...........................................    $       (21,817)
Net realized gain (loss)...............................................            206,048
Net change in unrealized appreciation (depreciation)...................           (299,287)
                                                                           ---------------
Net increase (decrease) in net assets resulting from operations........           (115,056)
                                                                           ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................          7,826,507
Cost of shares redeemed................................................                 --
                                                                           ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions.......................................          7,826,507
                                                                           ---------------
Total increase (decrease) in net assets................................          7,711,451

NET ASSETS:
Beginning of period....................................................                 --
                                                                           ---------------
End of period..........................................................    $     7,711,451
                                                                           ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................                 --
Shares sold............................................................            400,002
Shares redeemed........................................................                 --
                                                                           ---------------
Shares outstanding, end of period......................................            400,002
                                                                           ===============


(a)   Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 10          See Notes to Consolidated Financial Statements


FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
CONSOLIDATED FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                     PERIOD
                                                                      ENDED
                                                                  6/30/2021 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   19.99
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.05)
Net realized and unrealized gain (loss)........................         (0.66)
                                                                    ---------
Total from investment operations...............................         (0.71)
                                                                    ---------
Net asset value, end of period.................................     $   19.28
                                                                    =========

TOTAL RETURN (b)...............................................         (3.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $   7,711
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.90% (c)
Ratio of net investment income (loss) to average net assets....         (0.87)% (c)
Portfolio turnover rate (d)....................................             0%


(a)   Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                 See Notes to Consolidated Financial Statements          Page 11


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8,
2003, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-two exchange-traded funds. This report covers the FT Cboe Vest Gold Strategy Quarterly Buffer ETF (the "Fund"), which trades under the ticker "BGLD" on the Cboe BZX Exchange, Inc. ("Cboe BZX"). The
Fund represents a separate series of shares of beneficial interest in the Trust.
Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund's investment objective is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) Gold Trust (the
"Underlying ETF"), up to a predetermined upside cap of 3.94% (before fees, expenses and taxes) and 3.71% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -15% (before fees, expenses and taxes) over the period from June
1, 2021 to August 31, 2021. Under normal market conditions, the Fund, through a wholly-owned subsidiary (the "Subsidiary"), organized under the laws of the
Cayman Islands, invests in FLexible EXchange(R) Options ("FLEX Options") on the
Underlying ETF. The Fund does not invest directly in FLEX Options. The Fund gains exposure to these investments exclusively by investing in the Subsidiary.
The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter. As of June 30, 2021, the Fund invested
16.10% of the Fund's total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the
United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor")
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund's investments are valued as follows:

      Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
      Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

      U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

      Shares of open-end funds are valued at fair value which is based on NAV per share.


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2021 (UNAUDITED)

If the Fund's investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The
Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of June 30, 2021, is included with the Fund's Consolidated Portfolio of Investments.

B. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. FLEX OPTIONS

FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.

The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the
Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Subsidiary purchases or sells the option. The FLEX
Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.

When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in "Options contracts written, at value"
on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented separately as "Net realized gain (loss) on written options contracts" on the Consolidated Statement of Operations. When the Subsidiary
purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in "Options contracts purchased, at value" on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in "Net realized gain (loss) on purchased options contracts"
on the Consolidated Statement of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid annually by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to

                                                                         Page 13


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2021 (UNAUDITED)

the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.

E. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Subsidiary is classified as a controlled foreign corporation under
Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of June 30, 2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's consolidated financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the Fund's and the
Subsidiary's investment portfolios, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual management fee equal to 0.90% of its average daily net assets. The Subsidiary does not pay First Trust a separate management fee.

Cboe Vest(SM) Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First
Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and
Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of the Fund's assets and will pay Cboe Vest for its services as the
Fund's sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund's expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2021 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding short-term investments, derivatives, and in-kind transactions, for the period ended June 30, 2021, were $0 and $0, respectively.

For the period ended June 30, 2021, the Fund did not have any in-kind purchases or sales.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Subsidiary at
June 30, 2021, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and
Liabilities.


                                                   ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                                        ----------------------------------------   ----------------------------------------
                                              CONSOLIDATED                               CONSOLIDATED
DERIVATIVES                             STATEMENT OF ASSETS AND                    STATEMENT OF ASSETS AND
INSTRUMENT          RISK EXPOSURE         LIABILITIES LOCATION         VALUE         LIABILITIES LOCATION         VALUE
-----------------   -----------------   ------------------------   -------------   ------------------------   -------------
                    Commodity           Options contracts                          Options contracts
Options             Risk                purchased, at value        $     105,712   written, at value          $      47,685


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended
June 30, 2021, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


CONSOLIDATED STATEMENT OF OPERATIONS LOCATION
-----------------------------------------------------------------------------
COMMODITY RISK EXPOSURE
Net realized gain (loss) on:
   Purchased options contracts                                     $  345,107
   Written options contracts                                         (139,060)
Net change in unrealized appreciation (depreciation) on:
   Purchased options contracts                                       (397,613)
   Written options contracts                                           98,588


During the period ended June 30, 2021, the premiums for purchased options contracts opened were $1,170,987 and the premiums for purchased options contracts closed, exercised and expired were $667,662.

During the period ended June 30, 2021, the premiums for written options contracts opened were $276,759 and the premiums for written options contracts closed, exercised and expired were $130,486.

The Fund does not have the right to offset financial assets and liabilities related to options contracts on the Consolidated Statement of Assets and
Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the

                                                                         Page 15

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2021 (UNAUDITED)

"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 15, 2023.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

                                                                         Page 17

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2021 (UNAUDITED)

In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of
"reasonably" normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread.
Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2021 (UNAUDITED)

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          ADDITIONAL RISK CONSIDERATIONS FOR A TARGET OUTCOME FUND(R)

ABSENCE OF AN ACTIVE MARKET RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers or authorized participants. The Fund may rely on a small number of third party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund's shares. Additionally, only a limited number of institutions act as authorized participants for the Fund and only an authorized participant may engage in creation or redemption transactions directly with the Fund and are not obligated to submit purchase or redemption orders for Creation Units.
Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the authorized participants'
ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the Fund's shares. This reduced effectiveness could result in Fund shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

BUFFERED LOSS RISK. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses if the Underlying ETF decreases over the Target Outcome Period by 10% or less. A shareholder may lose their entire investment. The Fund's strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the day on which the Fund enters into the FLEX
Options and held until those FLEX Options expire at the end of each Target
Outcome Period. In the event an investor purchases shares after the date on which the FLEX Options were entered into or sells shares prior to the expiration of the FLEX Options, the buffer that the Fund seeks to provide may not be available.

CAP CHANGE RISK. A new cap is established at the beginning of each Target
Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

CAPPED UPSIDE RISK. The Fund's strategy seeks to provide returns that match those of the Underlying ETF for Fund shares purchased on the first day of a
Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those that the Fund seeks to achieve. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. In the event an investor purchases Fund shares after the first day of a Target Outcome Period and the Fund has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their Fund shares; however, the investor will remain vulnerable to downside risks.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience substantial downside from specific FLEX
Option positions and certain FLEX Option positions may expire worthless. The
FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's
FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written
FLEX Options) or acceptance of a discounted price (for purchased FLEX Options)
and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members ("clearing members") can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. Although clearing members guarantee performance of their clients' obligations to the OCC, there is

                                                                         Page 19

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2021 (UNAUDITED)

a risk that the assets of the Fund might not be fully protected in the event of a clearing member's bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member's customers for the relevant account class. Additionally, the OCC may be unable or unwilling to perform its obligations under the FLEX Options contracts.

FLEX OPTIONS VALUATION RISK. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the
FLEX Options does not increase or decrease at the same rate as the Underlying
ETF (although they generally move in the same direction) or its underlying securities and FLEX Option prices may be highly volatile and may fluctuate substantially during a short period of time. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the
Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

TARGET OUTCOME PERIOD RISK. The Fund's investment strategies are designed to deliver returns that match the Underlying ETF if Fund shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of a
Target Outcome Period) and held until those FLEX Options expire at the end of the Target Outcome Period. In the event an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the value of that investor's investment in Fund shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the cap for the investor's investment period.

UNDERLYING ETF GOLD RISK. The Fund will have exposure to gold through its investments (through the Subsidiary) in FLEX Options on the Underlying ETF,
which invests substantially all of its assets in physical gold bullion. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries.
Physical gold bullion has sales commission, storage, insurance and auditing expenses. Investments in gold generally may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals, such as gold, is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund's share price may be more volatile than other types of investments. There is a risk that some or all of the Underlying ETF's gold bars held by its custodian or any subcustodian could be lost, damaged or stolen. Access to the Underlying ETF's gold bars could also be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of the Underlying ETF and, consequently, an investment based on the value of the Underlying ETF's shares. Additionally, the Underlying
ETF does not insure its gold and a loss may be suffered with respect to the
Underlying ETF's gold which is not covered by insurance and for which no party is liable for damages.

UNDERLYING ETF RISK. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETFs as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
INVESTMENT SUB-ADVISORY AGREEMENT FOR FT CBOE VEST GOLD STRATEGY QUARTERLY
BUFFER ETF

The Board of Trustees of First Trust Exchange-Traded Fund (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Fund Advisory Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of FT Cboe Vest Gold Strategy Quarterly Buffer ETF (the "Fund"), and
the Investment Sub-Advisory Agreement (the "Fund Sub-Advisory Agreement" and


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2021 (UNAUDITED)

together with the Fund Advisory Agreement, the "Fund Agreements") among the
Trust, on behalf of the Fund, the Advisor and Cboe Vest Financial LLC (the
"Sub-Advisor"), for an initial two-year term at a meeting held on December 7,
2020. Because the Fund will invest in exchange-traded options that reference the performance of the SPDR Gold Trust through a wholly-owned subsidiary of the Fund
(the "Subsidiary"), the Board, including the Independent Trustees, also approved an Investment Management Agreement (the "Subsidiary Advisory Agreement") with the Advisor, on behalf of the Subsidiary, and an Investment Sub-Advisory
Agreement (the "Subsidiary Sub-Advisory Agreement" and together with the
Subsidiary Advisory Agreement, the "Subsidiary Agreements") among the
Subsidiary, the Advisor and the Sub-Advisor, also for an initial two-year term.
The Fund Agreements and the Subsidiary Agreements are referred to herein collectively as the "Agreements." The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the
Independent Trustees received a separate report from each of the Advisor and the
Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the
Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund and the Subsidiary
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor;
the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe;
the nature of expenses to be incurred in providing services to the Fund and the
Subsidiary and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; financial data for the Sub-Advisor; any fall-out benefits to the
Advisor and its affiliates, First Trust Portfolios L.P. ("FTP") and First Trust
Capital Partners, LLC ("FTCP"), and the Sub-Advisor; and information on the
Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the
Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor, among the
Trust, the Advisor and the Sub-Advisor, between the Subsidiary and the Advisor and among the Subsidiary, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's and the Subsidiary's perspectives.

In evaluating whether to approve the Agreements, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the
Sub-Advisor under the Agreements. With respect to the Fund Advisory Agreement and the Subsidiary Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and the Subsidiary and reviewed all of the services to be provided by the
Advisor to the Fund and the Subsidiary, including the oversight of the
Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the
First Trust Fund Complex. The Board noted that the Advisor will oversee the
Sub-Advisor's day-to-day management of the Fund's and the Subsidiary's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Fund
Sub-Advisory Agreement and the Subsidiary Sub-Advisory Agreement, in addition to the materials provided by the Sub-Advisor, at the December 7, 2020 meeting, the
Board also received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor will provide to the Fund and the
Subsidiary, and the Trustees were able to ask questions about the proposed investment strategy for the Fund, including the investment in exchange-traded options through the Subsidiary. The Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund and the Subsidiary by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Fund Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.90% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the
Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee less one-half of the Fund's and the Subsidiary's expenses. The Board noted that the

                                                                         Page 21


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2021 (UNAUDITED)

Advisor and the Sub-Advisor would be responsible for the Fund's and the
Subsidiary's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Fund Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that the Advisor would receive no compensation under the Subsidiary Advisory Agreement and no compensation would be paid to the Sub-Advisor under the Subsidiary Sub-Advisory Agreement.
The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net)
expense ratio of the peer funds in the Expense Group. With respect to the
Expense Group, the Board discussed with representatives of the Advisor how the
Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the
Advisor's statement that the Fund will be unique to the market and the First
Trust Fund Complex, but will be most similar to the ETFs in the FT Cboe Vest
U.S. Equity Target Outcome ETF product line in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which pays or will pay a unitary fee equal to an annual rate of 0.85% or 0.90% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Fund Advisory Agreement. The Board considered the
Advisor's estimate of the asset level for the Fund at which the Advisor expects the Fund Advisory Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Fund Advisory Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable.
The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Fund Sub-Advisory Agreement to the
Sub-Advisor. The Board considered that the Sub-Advisor would be paid by the
Advisor from the Fund's unitary fee and its understanding that the sub-advisory fee rate was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any fall-out benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the
Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY QUARTERLY BUFFER ETF (BGLD)
                           JUNE 30, 2021 (UNAUDITED)

Pursuant to the Program, the Liquidity Committee classifies the liquidity of the fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The
Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that the Fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 23


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest(SM) Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street

Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund
--------------------------------------------------------------------------------

FT Cboe Vest Gold Strategy Target Income ETF(R) (IGLD)

-------------------------------
Semi-Annual Report
For the Period March 2, 2021
(Commencement of Operations)
through June 30, 2021
-------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2021

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe VestSM Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund (the "Trust") described in this report (FT Cboe Vest Gold Strategy Target Income ETF(R); hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the FT
Cboe Vest Gold Strategy Target Income ETF(R) (the "Fund"), which contains detailed information about the Fund since its inception on March 2, 2021 through
June 30, 2021. Please note that information contained in this letter and the semi-annual report prior to the Fund's inception date does not apply to the
Fund.

Since December of 2008, the Federal Reserve (the "Fed") has largely maintained an extremely accommodating stance on monetary policy. In other words, it has kept interest rates at very low levels, and has done so on purpose. From
December 2008 through June 2021 (a period that captured a portion of the financial crisis of 2007-2008 and the entire coronavirus ("COVID-19") pandemic), the Federal Funds target rate (upper bound) stood at 0.25% for approximately eight years and three months of that 12.5-year period. That is an aggressive posture to hold for such a long duration. For comparative purposes, the Federal
Funds target rate averaged 4.50% for the 20-year period ended December 31, 2008.
All along, the Fed has been signaling to savers, investors, and businesses alike that it wanted them to assume more risk. The Fed did not want money just sitting idle on the sidelines. It wanted the money to be put to work, so to speak, in such a way that it would stimulate U.S. economic growth and stave off any deflationary pressures potentially looming. It has been a tough road to hoe, as
I'm sure those investors who follow the economy closely have noticed.

Why am I taking this trip down memory lane? It is because the Federal Funds target rate currently stands at 0.25%, just like it did back in December 2008.
We can cite the severe hit to many parts of the U.S. economy from the COVID-19 pandemic, such as the leisure and travel industry, as to why the target rate has returned to such a low level. For all intents and purposes, until the economy reaches full employment (4% unemployment rate) and a 2% plus inflation rate for a sustained period, the Fed has stated that it intends to maintain the status quo. Since inflation has risen notably in recent months, the Fed is now forecasting a couple of rate hikes in 2023. At a minimum, that is still 18 months away. Keep in mind, however, the Fed reserves the right to change its posture at any time.

As previously noted, the Fed has been encouraging savers and investors to assume more risk for over a decade. One of the best barometers of risk in the securities markets is the default rate on speculative-grade (below investment-grade) debt, in my opinion. High yield corporate bonds behave like a hybrid security between other fixed-income securities and stocks. They share behavioral characteristics of both, and they are economically sensitive. Moody's reported that its global speculative-grade default rate stood at 4.0% in June
2021, according to its own release. Moody's puts the historical average default rate at 4.2%. Its baseline scenario sees the default rate declining to 1.7% by
December 2021. Moody's recorded 28 defaults over the first six months of 2021, down from 114 defaults over the same period a year ago. I believe that investors should take some comfort in knowing that defaults are trending lower, not higher, in the current economic climate.

Companies have heeded the Fed's call for risk-taking, as measured by this year's robust global mergers and acquisitions ("M&A") activity. Global M&A activity set a record high in the first half of 2021, with announced deals valued at $2.8 trillion, according to data from Refinitiv. U.S. M&A activity also reached a record high, coming in at $1.3 trillion for the same period, or around 46% of the global total. M&A specialists expect deal-making to remain robust for the rest of 2021, due to low borrowing costs and stronger economic growth.

In closing, we welcome the reopening of the U.S. economy and, hopefully, the global economy shortly thereafter. We encourage investors to stay the course even though the markets could experience some turbulence in the months ahead.
The potential for additional volatility represents an opportunity for investors to check their asset allocation levels to determine if they are suitable for an extended inflationary climate.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)

The FT Cboe Vest Gold Strategy Target Income ETF(R) (the "Fund") seeks to deliver participation in the price returns of the SPDR Gold Trust (the
"Underlying ETF") while providing a consistent level of income. The Fund's investments principally include short-term U.S. Treasury securities, cash and cash equivalents, and the shares of a wholly-owned subsidiary ("Subsidiary")
that holds FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. In seeking to achieve its objective, the Fund, through the Subsidiary, will generally purchase or sell FLEX Options.
FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. In combination, the purchased call and sold put options generally provide exposure to price returns of the
Underlying ETF both on the upside and downside. The Fund's investment sub-advisor is Cboe Vest(SM) Financial LLC. Additionally, as a means to generate income, the Fund will employ a "partial covered call strategy" that seeks to sell call options having a strike price roughly equal to the value of the
Underlying ETF at the inception of the Fund or each subsequent roll of the strategy (such options are said to be "at-the-money") on only a portion of the notional value of the call options purchased by the Fund. To execute this strategy, the Fund will sell call options with an expiration date less than or equal to approximately one month in the future (the "Target Income Period"). The amount of call options sold by the Fund is based on a calculation designed to result in the Fund generating income over the Target Income Period on the average assets of the Fund from premiums from writing call options that is approximately 3.85% higher annually than the annual yield from one-month U.S.
Treasury securities, before Fund fees and expenses. The Fund is classified as
"non-diversified" under the Investment Company Act of 1940, as amended. Shares of the Fund are listed on the Cboe BZX Exchange, Inc. under the ticker symbol
"IGLD."


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                  CUMULATIVE
                                                                TOTAL RETURNS
                                                              Inception (3/2/21)
                                                                  to 6/30/21

FUND PERFORMANCE
NAV                                                                 0.29%
Market Value                                                        0.40%

INDEX PERFORMANCE
LBMA Gold Price                                                     1.70%
S&P 500(R) Index                                                   11.04%
--------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MARCH 2, 2021 - JUNE 30, 2021

                FT Cboe Vest
               Gold Strategy
            Target Income ETF(R)         LBMA Gold Price       S&P 500(R) Index
3/2/21            $10,000                    $10,000               $10,000
6/30/21            10,029                     10,170                11,104


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2021

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the FT Cboe Vest Gold Strategy Target Income ETF(R) (the "Fund").
First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                                  SUB-ADVISOR

Cboe Vest(SM) Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Fund. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. Cboe Vest, with principal offices at 1765 Greensboro
Station Pl., 9th Floor, McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $3,408 million under management or committed to management as of June 30, 2021.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST
HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST


FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2021 (UNAUDITED)

As a shareholder of FT Cboe Vest Gold Strategy Target Income ETF(R) (the
"Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended June 30, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE      MARCH 2, 2021 (a)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS            TO
                                               JANUARY 20, 2021 (a)    JUNE 30, 2021      IN THE PERIOD     JUNE 30, 2021 (b)
------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)

Actual                                              $1,000.00           $1,002.90             0.85%                $2.82
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58             0.85%                $4.26


(a)  Inception date.
(b)  Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March 2,
     2021 through June 30, 2021), multiplied by 121/365. Hypothetical expenses are assumed for the most recent six-month period.

                                                                          Page 5


FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
JUNE 30, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED         STATED
    VALUE                                  DESCRIPTION                                  COUPON        MATURITY         VALUE
-------------   ------------------------------------------------------------------   ------------   ------------   ------------
U.S. TREASURY BILLS -- 146.4%
$  20,555,000   U.S. Treasury Bill (a)............................................        (b)         11/04/21     $ 20,551,583
                (Cost $20,552,931)                                                                                 ------------

    SHARES                                                DESCRIPTION                                                  VALUE
-------------   ------------------------------------------------------------------------------------------------   ------------
MONEY MARKET FUNDS -- 0.5%
       64,790   Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (c)......................          64,790
                (Cost $64,790)                                                                                     ------------
                TOTAL INVESTMENTS -- 146.9%.....................................................................     20,616,373
                (Cost $20,617,721) (d)                                                                             ------------

  NUMBER OF                                                             NOTIONAL       EXERCISE      EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT         PRICE           DATE           VALUE
-------------   ---------------------------------------------------   ------------   ------------   ------------   ------------
CALL OPTIONS PURCHASED -- 0.0%
          844   SPDR(R) Gold Shares ...............................   $ 13,979,172   $     243.62     11/30/21            9,948
                (Cost $54,656)                                                                                     ------------

WRITTEN OPTIONS -- (47.2)%

CALL OPTIONS WRITTEN -- (0.3)%
         (179)  SPDR(R) Gold Shares ...............................     (2,964,777)        165.63     07/30/21          (44,392)
                (Premiums received $44,064)                                                                        ------------

PUT OPTIONS WRITTEN -- (46.9)%
         (844)  SPDR(R) Gold Shares ...............................    (13,979,172)        243.62     11/30/21       (6,584,139)
                (Premiums received $6,563,626)                                                                     ------------
                TOTAL WRITTEN OPTIONS...........................................................................     (6,628,531)
                (Premiums received $6,607,690)                                                                     ------------
                NET OTHER ASSETS AND LIABILITIES -- 0.3%........................................................         38,163
                                                                                                                   ------------
                NET ASSETS -- 100.0%............................................................................   $ 14,035,953
                                                                                                                   ============


-----------------------------
(a)   This security or a portion of this security is segregated as collateral for written options contracts.

(b)   Zero coupon security.

(c)   Rate shown reflects yield as of June 30, 2021.

(d)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $66,897. The net unrealized depreciation was $66,897. The unrealized amounts presented are inclusive of derivative contracts.

Page 6           See Notes to Consolidated Financial Statements


FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated
Financial Statements):


                                                      ASSETS TABLE
                                                                                             LEVEL 2          LEVEL 3
                                                            TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          6/30/2021          PRICES           INPUTS           INPUTS
                                                        --------------   --------------   --------------   --------------
U.S. Treasury Bills..................................   $   20,551,583   $           --   $   20,551,583   $           --
Money Market Funds...................................           64,790           64,790               --               --
                                                        --------------   --------------   --------------   --------------
Total Investments....................................       20,616,373           64,790       20,551,583               --
Call Options Purchased...............................            9,948               --            9,948               --
                                                        --------------   --------------   --------------   --------------
Total................................................   $   20,626,321   $       64,790   $   20,561,531   $           --
                                                        ==============   ==============   ==============   ==============

                                                    LIABILITIES TABLE
                                                                                             LEVEL 2          LEVEL 3
                                                            TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          6/30/2021          PRICES           INPUTS           INPUTS
                                                        --------------   --------------   --------------   --------------
Call Options Written.................................   $      (44,392)  $           --   $      (44,392)  $           --
Put Options Written..................................       (6,584,139)              --       (6,584,139)              --
                                                        --------------   --------------   --------------   --------------
Total................................................   $   (6,628,531)  $           --   $   (6,628,531)  $           --
                                                        ==============   ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements           Page 7


FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2021 (UNAUDITED)


ASSETS:
Investments, at value..................................................    $    20,616,373
Options contracts purchased, at value..................................              9,948
Cash...................................................................              3,724
Receivables:
   Investment securities sold..........................................             44,064
   Dividends...........................................................                  2
                                                                           ---------------
   Total Assets........................................................         20,674,111
                                                                           ---------------

LIABILITIES:
Options contracts written, at value....................................          6,628,531
Investment advisory fees payable.......................................              9,627
                                                                           ---------------
   Total Liabilities...................................................          6,638,158
                                                                           ---------------
NET ASSETS.............................................................    $    14,035,953
                                                                           ===============

NET ASSETS CONSIST OF:
Paid-in capital........................................................    $    14,349,124
Par value..............................................................              7,000
Accumulated distributable earnings (loss)..............................           (320,171)
                                                                           ---------------
NET ASSETS.............................................................    $    14,035,953
                                                                           ===============
NET ASSET VALUE, per share.............................................    $         20.05
                                                                           ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            700,002
                                                                           ===============
Investments, at cost...................................................    $    20,617,721
                                                                           ===============
Premiums paid on options contracts purchased...........................    $        54,656
                                                                           ===============
Premiums received on options contracts written.........................    $     6,607,690
                                                                           ===============


Page 8           See Notes to Consolidated Financial Statements


FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2021 (a) (UNAUDITED)


INVESTMENT INCOME:
Interest...............................................................    $         1,466
Dividends..............................................................                  7
                                                                           ---------------
   Total investment income.............................................              1,473
                                                                           ---------------

EXPENSES:
Investment advisory fees...............................................             26,852
                                                                           ---------------
   Total expenses......................................................             26,852
                                                                           ---------------
NET INVESTMENT INCOME (LOSS)...........................................            (25,379)
                                                                           ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................                (32)
   Purchased options contracts.........................................             (6,539)
   Written options contracts...........................................           (153,824)
                                                                           ---------------
Net realized gain (loss)...............................................           (160,395)
                                                                           ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................             (1,348)
   Purchased options contracts.........................................            (44,708)
   Written options contracts...........................................            (20,841)
                                                                           ---------------
Net change in unrealized appreciation (depreciation)...................            (66,897)
                                                                           ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (227,292)
                                                                           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................    $      (252,671)
                                                                           ===============


(a)   Inception date is March 2, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                 See Notes to Consolidated Financial Statements           Page 9


FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS


                                                                               PERIOD
                                                                                ENDED
                                                                            6/30/2021 (a)
                                                                             (UNAUDITED)
                                                                           ---------------
OPERATIONS:
Net investment income (loss)...........................................    $       (25,379)
Net realized gain (loss)...............................................           (160,395)
Net change in unrealized appreciation (depreciation)...................            (66,897)
                                                                           ---------------
Net increase (decrease) in net assets resulting from operations........           (252,671)
                                                                           ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................            (67,500)
                                                                           ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................         16,353,105
Cost of shares redeemed................................................         (1,996,981)
                                                                           ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions.......................................         14,356,124
                                                                           ---------------
Total increase (decrease) in net assets................................         14,035,953

NET ASSETS:
Beginning of period....................................................                 --
                                                                           ---------------
End of period..........................................................    $    14,035,953
                                                                           ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................                 --
Shares sold............................................................            800,002
Shares redeemed........................................................           (100,000)
                                                                           ---------------
Shares outstanding, end of period......................................            700,002
                                                                           ===============


(a)   Inception date is March 2, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 10          See Notes to Consolidated Financial Statements


FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
CONSOLIDATED FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                     PERIOD
                                                                      ENDED
                                                                  6/30/2021 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   20.14
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.05) (b)
Net realized and unrealized gain (loss)........................          0.11 (c)
                                                                    ---------
Total from investment operations...............................          0.06
                                                                    ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.15)
                                                                    ---------
Net asset value, end of period.................................     $   20.05
                                                                    =========
TOTAL RETURN (d)...............................................          0.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $  14,036
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.85% (e)
Ratio of net investment income (loss) to average net assets....         (0.80)% (e)
Portfolio turnover rate (f)....................................             0%


(a)   Inception date is March 2, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)   Annualized.

(f)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                 See Notes to Consolidated Financial Statements          Page 11


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8,
2003, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-two exchange-traded funds. This report covers the FT Cboe Vest Gold Strategy Target Income ETF(R) (the "Fund"), which trades under the ticker "IGLD" on the Cboe BZX Exchange, Inc. ("Cboe BZX"). The
Fund represents a separate series of shares of beneficial interest in the Trust.
Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund's investment objective seeks to deliver participation in the price returns of the SPDR(R)
Gold Trust (the "Underlying ETF") while providing a consistent level of income.
Under normal market conditions, the Fund, through a wholly-owned subsidiary (the
"Subsidiary"), organized under the laws of the Cayman Islands, invests in
FLexible EXchange(R) Options ("FLEX Options") on the Underlying ETF. The Fund
does not invest directly in FLEX Options. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter. As of June 30, 2021, the Fund invested 20% of the Fund's total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the
United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor")
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund's investments are valued as follows:

      Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
      Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

      U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

      Shares of open-end funds are valued at fair value which is based on NAV per share.


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2021 (UNAUDITED)

If the Fund's investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The
Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of June 30, 2021, is included with the Fund's Consolidated Portfolio of Investments.

B. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. FLEX OPTIONS

FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.

The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the
Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Subsidiary purchases or sells the option. The FLEX
Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.

When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in "Options contracts written, at value"
on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented separately as "Net realized gain (loss) on written options contracts" on the Consolidated Statement of Operations. When the Subsidiary
purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in "Options contracts purchased, at value" on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in "Net realized gain (loss) on purchased options contracts"
on the Consolidated Statement of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to

                                                                         Page 13


--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2021 (UNAUDITED)

the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.

E. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Subsidiary is classified as a controlled foreign corporation under
Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of June 30, 2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's consolidated financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the Fund's and the
Subsidiary's investment portfolios, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual management fee equal to 0.85% of its average daily net assets. The Subsidiary does not pay First Trust a separate management fee.

Cboe Vest(SM) Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory
Agreement among the Trust, on behalf of the Fund, the Advisor and Cboe Vest,
First Trust will supervise Cboe Vest and its management of the investment of the
Fund's assets and will pay Cboe Vest for its services as the Fund's sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund's expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.


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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2021 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding short-term investments, derivatives, and in-kind transactions, for the period ended June 30, 2021, were $0 and $0, respectively.

For the period ended June 30, 2021, the Fund did not have any in-kind purchases or sales.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Subsidiary at
June 30, 2021, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and
Liabilities.


                                                   ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                                        ----------------------------------------   ----------------------------------------
                                              CONSOLIDATED                               CONSOLIDATED
DERIVATIVES                             STATEMENT OF ASSETS AND                    STATEMENT OF ASSETS AND
INSTRUMENT          RISK EXPOSURE         LIABILITIES LOCATION         VALUE         LIABILITIES LOCATION         VALUE
-----------------   -----------------   ------------------------   -------------   ------------------------   -------------
                    Commodity           Options contracts                          Options contracts
Options             Risk                purchased, at value        $       9,948   written, at value          $   6,628,531


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended
June 30, 2021, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


CONSOLIDATED STATEMENT OF OPERATIONS LOCATION
-----------------------------------------------------------------------------
COMMODITY RISK EXPOSURE
Net realized gain (loss) on:
   Purchased options contracts                                     $   (6,539)
   Written options contracts                                         (153,824)
Net change in unrealized appreciation (depreciation) on:
   Purchased options contracts                                        (44,708)
   Written options contracts                                          (20,841)


During the period ended June 30, 2021, the premiums for purchased options contracts opened were $66,725 and the premiums for purchased options contracts closed, exercised and expired were $12,069.

During the period ended June 30, 2021, the premiums for written options contracts opened were $7,878,274 and the premiums for written options contracts closed, exercised and expired were $1,270,584.

The Fund does not have the right to offset financial assets and liabilities related to options contracts on the Consolidated Statement of Assets and
Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the

                                                                         Page 15


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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2021 (UNAUDITED)

"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 18, 2023.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an

                                                                         Page 17


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2021 (UNAUDITED)

ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of
"reasonably" normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread.
Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2021 (UNAUDITED)

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

                         ADDITIONAL RISK CONSIDERATIONS

ABSENCE OF AN ACTIVE MARKET RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers or authorized participants. The Fund may rely on a small number of third party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund's shares. Additionally, only a limited number of institutions act as authorized participants for the Fund and only an authorized participant may engage in creation or redemption transactions directly with the Fund and are not obligated to submit purchase or redemption orders for Creation Units.
Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the authorized participants'
ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the Fund's shares. This reduced effectiveness could result in Fund shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience substantial downside from specific FLEX
Option positions and certain FLEX Option positions may expire worthless. The
FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's
FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written
FLEX Options) or acceptance of a discounted price (for purchased FLEX Options)
and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members ("clearing members") can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. Although clearing members guarantee performance of their clients' obligations to the OCC, there is a risk that the assets of the Fund might not be fully protected in the event of a clearing member's bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member's customers for the relevant account class. Additionally, the OCC may be unable or unwilling to perform its obligations under the FLEX Options contracts.

FLEX OPTIONS VALUATION RISK. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the
FLEX Options does not increase or decrease at the same rate as the Underlying
ETF (although they generally move in the same direction) or its underlying securities and FLEX Option prices may be highly volatile and may fluctuate substantially during a short period of time. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the
Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

                                                                         Page 19

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2021 (UNAUDITED)

UNDERLYING ETF GOLD RISK. The Fund will have exposure to gold through its investments (through the Subsidiary) in FLEX Options on the Underlying ETF,
which invests substantially all of its assets in physical gold bullion. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries.
Physical gold bullion has sales commission, storage, insurance and auditing expenses. Investments in gold generally may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals, such as gold, is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund's share price may be more volatile than other types of investments. There is a risk that some or all of the Underlying ETF's gold bars held by its custodian or any subcustodian could be lost, damaged or stolen. Access to the Underlying ETF's gold bars could also be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of the Underlying ETF and, consequently, an investment based on the value of the Underlying ETF's shares. Additionally, the Underlying
ETF does not insure its gold and a loss may be suffered with respect to the
Underlying ETF's gold which is not covered by insurance and for which no party is liable for damages.

UNDERLYING ETF RISK. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETFs as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
INVESTMENT SUB-ADVISORY AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Fund Advisory Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of FT Cboe Vest Gold Strategy Target Income ETF (the "Fund"), and the
Investment Sub-Advisory Agreement (the "Fund Sub-Advisory Agreement" and
together with the Fund Advisory Agreement, the "Fund Agreements") among the
Trust, on behalf of the Fund, the Advisor and Cboe Vest Financial LLC (the
"Sub-Advisor"), for an initial two-year term at a meeting held on December 7,
2020. Because the Fund will invest in exchange-traded options that reference the performance of the SPDR Gold Trust through a wholly-owned subsidiary of the Fund
(the "Subsidiary"), the Board, including the Independent Trustees, also approved an Investment Management Agreement (the "Subsidiary Advisory Agreement") with the Advisor, on behalf of the Subsidiary, and an Investment Sub-Advisory
Agreement (the "Subsidiary Sub-Advisory Agreement" and together with the
Subsidiary Advisory Agreement, the "Subsidiary Agreements") among the
Subsidiary, the Advisor and the Sub-Advisor, also for an initial two-year term.
The Fund Agreements and the Subsidiary Agreements are referred to herein collectively as the "Agreements." The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the
Independent Trustees received a separate report from each of the Advisor and the
Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the
Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund and the Subsidiary
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor;
the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe;
the nature of expenses to be incurred in providing services to the Fund and the
Subsidiary and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; financial data for the Sub-Advisor; any fall-out benefits to the

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ADDITIONAL INFORMATION (CONTINUED)
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             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2021 (UNAUDITED)

Advisor and its affiliates, First Trust Portfolios L.P. ("FTP") and First Trust
Capital Partners, LLC ("FTCP"), and the Sub-Advisor; and information on the
Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the
Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor, among the
Trust, the Advisor and the Sub-Advisor, between the Subsidiary and the Advisor and among the Subsidiary, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's and the Subsidiary's perspectives.

In evaluating whether to approve the Agreements, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the
Sub-Advisor under the Agreements. With respect to the Fund Advisory Agreement and the Subsidiary Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and the Subsidiary and reviewed all of the services to be provided by the
Advisor to the Fund and the Subsidiary, including the oversight of the
Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the
Sub-Advisor's day-to-day management of the Fund's and the Subsidiary's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Fund
Sub-Advisory Agreement and the Subsidiary Sub-Advisory Agreement, in addition to the materials provided by the Sub-Advisor, at the December 7, 2020 meeting, the
Board also received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor will provide to the Fund and the
Subsidiary, and the Trustees were able to ask questions about the proposed investment strategy for the Fund, including the investment in exchange-traded options through the Subsidiary. The Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund and the Subsidiary by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Fund Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.85% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the
Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee less one-half of the Fund's and the Subsidiary's expenses. The Board noted that the
Advisor and the Sub-Advisor would be responsible for the Fund's and the
Subsidiary's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Fund Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that the Advisor would receive no compensation under the Subsidiary Advisory Agreement and no compensation would be paid to the Sub-Advisor under the Subsidiary Sub-Advisory Agreement.
The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net)
expense ratio of the peer funds in the Expense Group. With respect to the
Expense Group, the Board discussed with representatives of the Advisor how the
Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the
Advisor's statement that the Fund will be unique to the market and the First
Trust Fund Complex, but will be most similar to three other actively-managed
ETFs in the First Trust Fund Complex that are managed by the Advisor and employ options-based strategies, each of which pays or will pay a unitary fee equal to an annual rate of 0.85% or 0.90% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Fund Advisory Agreement. The Board considered the

                                                                         Page 21

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ADDITIONAL INFORMATION (CONTINUED)
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             FT CBOE VEST GOLD STRATEGY TARGET INCOME ETF(R) (IGLD)
                           JUNE 30, 2021 (UNAUDITED)

Advisor's estimate of the asset level for the Fund at which the Advisor expects the Fund Advisory Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Fund Advisory Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable.
The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Fund Sub-Advisory Agreement to the
Sub-Advisor. The Board considered that the Sub-Advisor would be paid by the
Advisor from the Fund's unitary fee and its understanding that the sub-advisory fee rate was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any fall-out benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the
Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of the fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The
Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that the Fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest(SM) Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

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[BLANK BACK COVER]

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(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 7, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 7, 2021

* Print the name and title of each signing officer under his or her signature.